UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Equity funds

Delaware Ivy Core Equity Fund
Delaware Ivy Large Cap Growth Fund
Delaware Ivy Mid Cap Growth Fund
Delaware Ivy Mid Cap Income Opportunities Fund
Delaware Ivy Small Cap Growth Fund
Delaware Ivy Smid Cap Core Fund
Delaware Ivy Value Fund

Fixed income funds

Delaware Ivy Core Bond Fund
Delaware Ivy Global Bond Fund
Delaware Ivy High Income Fund

September 30, 2023

Global / international equity funds

Delaware Global Equity Fund II
(formerly, Delaware Global Value Equity Fund)

Delaware International Equity Fund II

(formerly, Delaware Ivy International Value Fund)

Delaware Ivy Global Growth Fund
Delaware Ivy International Core Equity Fund
Delaware Ivy Systematic Emerging Markets Equity Fund

Multi-asset fund

Delaware Ivy Managed International Opportunities Fund

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Global Equity Fund II, Delaware International Equity Fund II, Delaware Ivy Core Bond Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, and Delaware Ivy Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of September 30, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2023 to September 30, 2023 (Unaudited)

The investment objective of Delaware Global Equity Fund II is to seek to provide total return through a combination of current income and capital appreciation.

The investment objective of Delaware International Equity Fund II is to seek to provide capital appreciation.

The investment objective of Delaware Ivy Core Bond Fund is to seek to provide current income consistent with preservation of capital.

The investment objective of Delaware Ivy Core Equity Fund is to seek to provide capital growth and appreciation.

The investment objective of Delaware Ivy Global Bond Fund is to seek to provide a combination of current income and capital appreciation.

The investment objective of Delaware Ivy Global Growth Fund is to seek to provide growth of capital.

The investment objective of Delaware Ivy High Income Fund is to seek to provide total return through a combination of high current income and capital appreciation.

The investment objective of Delaware Ivy International Core Equity Fund is to seek to provide capital growth and appreciation.

The investment objective of Delaware Ivy Large Cap Growth Fund is to seek to provide growth of capital.

The investment objective of Delaware Ivy Managed International Opportunities Fund is to seek to provide capital growth and appreciation.

The investment objective of Delaware Ivy Mid Cap Growth Fund is to seek to provide growth of capital.

The investment objective of Delaware Ivy Mid Cap Income Opportunities Fund is to seek to provide total return through a combination of current income and capital appreciation.

The investment objective of Delaware Ivy Small Cap Growth Fund is to seek to provide growth of capital.

The investment objective of Delaware Ivy Smid Cap Core Fund is to seek to provide capital appreciation.

The investment objective of Delaware Ivy Systematic Emerging Markets Equity Fund is to seek to provide growth of capital.

The investment objective of Delaware Ivy Value Fund is to seek to provide capital appreciation.

As a shareholder of a Fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2023 to September 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Global Equity Fund II
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$947.60	1.17%	$5.70
Class C	1,000.00	944.00	1.92%	9.33
Class I	1,000.00	948.90	0.92%	4.48
Class R	1,000.00	946.40	1.42%	6.91
Class R6	1,000.00	948.50	0.86%	4.19
Class Y	1,000.00	947.50	1.17%	5.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$5.91
Class C	1,000.00	1,015.40	1.92%	9.67
Class I	1,000.00	1,020.40	0.92%	4.65
Class R	1,000.00	1,017.90	1.42%	7.16
Class R6	1,000.00	1,020.70	0.86%	4.34
Class Y	1,000.00	1,019.15	1.17%	5.91

Delaware International Equity Fund II
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$953.00	1.15%	$5.61
Class C	1,000.00	949.00	1.90%	9.26
Class I	1,000.00	954.60	0.90%	4.40
Class R	1,000.00	951.50	1.40%	6.83
Class R6	1,000.00	954.80	0.85%	4.15
Class Y	1,000.00	952.70	1.15%	5.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class C	1,000.00	1,015.50	1.90%	9.57
Class I	1,000.00	1,020.50	0.90%	4.55
Class R	1,000.00	1,018.00	1.40%	7.06
Class R6	1,000.00	1,020.75	0.85%	4.29
Class Y	1,000.00	1,019.25	1.15%	5.81

Delaware Ivy Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$959.10	0.70%	$3.43
Class C	1,000.00	955.50	1.45%	7.09
Class I	1,000.00	960.30	0.45%	2.21
Class R	1,000.00	959.00	0.95%	4.65
Class R6	1,000.00	960.50	0.41%	2.01
Class Y	1,000.00	959.10	0.70%	3.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class C	1,000.00	1,017.75	1.45%	7.31
Class I	1,000.00	1,022.75	0.45%	2.28
Class R	1,000.00	1,020.25	0.95%	4.80
Class R6	1,000.00	1,022.95	0.41%	2.07
Class Y	1,000.00	1,021.50	0.70%	3.54

Delaware Ivy Core Equity Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,034.70	1.00%	$5.09
Class C	1,000.00	1,030.70	1.75%	8.88
Class I	1,000.00	1,035.70	0.75%	3.82
Class R	1,000.00	1,033.20	1.25%	6.35
Class R6	1,000.00	1,036.10	0.72%	3.66
Class Y	1,000.00	1,034.50	1.00%	5.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.00%	$5.05
Class C	1,000.00	1,016.25	1.75%	8.82
Class I	1,000.00	1,021.25	0.75%	3.79
Class R	1,000.00	1,018.75	1.25%	6.31
Class R6	1,000.00	1,021.40	0.72%	3.64
Class Y	1,000.00	1,020.00	1.00%	5.05
2

Delaware Ivy Global Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$979.00	0.96%	$4.75
Class C	1,000.00	974.10	1.71%	8.44
Class I	1,000.00	980.30	0.71%	3.52
Class R	1,000.00	977.70	1.21%	5.98
Class R6	1,000.00	980.40	0.67%	3.32
Class Y	1,000.00	979.20	0.96%	4.75
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.20	0.96%	$4.85
Class C	1,000.00	1,016.45	1.71%	8.62
Class I	1,000.00	1,021.45	0.71%	3.59
Class R	1,000.00	1,018.95	1.21%	6.11
Class R6	1,000.00	1,021.65	0.67%	3.39
Class Y	1,000.00	1,020.20	0.96%	4.85

Delaware Ivy Global Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,024.90	1.19%	$6.02
Class C	1,000.00	1,020.70	1.95%	9.85
Class I	1,000.00	1,025.90	0.95%	4.81
Class R	1,000.00	1,023.20	1.45%	7.33
Class R6	1,000.00	1,026.10	0.90%	4.56
Class Y	1,000.00	1,024.60	1.20%	6.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.19%	$6.01
Class C	1,000.00	1,015.25	1.95%	9.82
Class I	1,000.00	1,020.25	0.95%	4.80
Class R	1,000.00	1,017.75	1.45%	7.31
Class R6	1,000.00	1,020.50	0.90%	4.55
Class Y	1,000.00	1,019.00	1.20%	6.06

Delaware Ivy High Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,020.90	0.98%	$4.95
Class C	1,000.00	1,017.10	1.73%	8.72
Class I	1,000.00	1,022.20	0.73%	3.69
Class R	1,000.00	1,019.60	1.23%	6.21
Class R6	1,000.00	1,022.30	0.69%	3.49
Class Y	1,000.00	1,020.90	0.98%	4.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.10	0.98%	$4.95
Class C	1,000.00	1,016.35	1.73%	8.72
Class I	1,000.00	1,021.35	0.73%	3.69
Class R	1,000.00	1,018.85	1.23%	6.21
Class R6	1,000.00	1,021.55	0.69%	3.49
Class Y	1,000.00	1,020.10	0.98%	4.95

Delaware Ivy International Core Equity Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,005.30	1.04%	$5.21
Class C	1,000.00	1,001.20	1.79%	8.96
Class I	1,000.00	1,006.30	0.79%	3.96
Class R	1,000.00	1,004.30	1.29%	6.46
Class R6	1,000.00	1,006.80	0.75%	3.76
Class Y	1,000.00	1,005.30	1.04%	5.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.04%	$5.25
Class C	1,000.00	1,016.05	1.79%	9.02
Class I	1,000.00	1,021.05	0.79%	3.99
Class R	1,000.00	1,018.55	1.29%	6.51
Class R6	1,000.00	1,021.25	0.75%	3.79
Class Y	1,000.00	1,019.80	1.04%	5.25
3

Disclosure of Fund expenses

Delaware Ivy Large Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,079.40	0.89%	$4.63
Class C	1,000.00	1,075.00	1.64%	8.51
Class I	1,000.00	1,081.00	0.64%	3.33
Class R	1,000.00	1,078.20	1.14%	5.92
Class R6	1,000.00	1,081.00	0.61%	3.17
Class Y	1,000.00	1,079.30	0.89%	4.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.55	0.89%	$4.50
Class C	1,000.00	1,016.80	1.64%	8.27
Class I	1,000.00	1,021.80	0.64%	3.23
Class R	1,000.00	1,019.30	1.14%	5.76
Class R6	1,000.00	1,021.95	0.61%	3.08
Class Y	1,000.00	1,020.55	0.89%	4.50

Delaware Ivy Managed International Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$981.80	1.51%	$7.48
Class C	1,000.00	978.80	2.26%	11.18
Class I	1,000.00	983.10	1.26%	6.25
Class R	1,000.00	981.70	1.76%	8.72
Class R6	1,000.00	983.10	1.21%	6.00
Class Y	1,000.00	981.90	1.51%	7.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.45	1.51%	$7.62
Class C	1,000.00	1,013.70	2.26%	11.38
Class I	1,000.00	1,018.70	1.26%	6.36
Class R	1,000.00	1,016.20	1.76%	8.87
Class R6	1,000.00	1,018.95	1.21%	6.11
Class Y	1,000.00	1,017.45	1.51%	7.62

Delaware Ivy Mid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$944.90	1.04%	$5.06
Class C	1,000.00	941.50	1.79%	8.69
Class I	1,000.00	946.00	0.79%	3.84
Class R	1,000.00	943.70	1.29%	6.27
Class R6	1,000.00	946.10	0.76%	3.70
Class Y	1,000.00	945.10	1.04%	5.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.04%	$5.25
Class C	1,000.00	1,016.05	1.79%	9.02
Class I	1,000.00	1,021.05	0.79%	3.99
Class R	1,000.00	1,018.55	1.29%	6.51
Class R6	1,000.00	1,021.20	0.76%	3.84
Class Y	1,000.00	1,019.80	1.04%	5.25

Delaware Ivy Mid Cap Income Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$984.20	1.08%	$5.36
Class C	1,000.00	980.30	1.83%	9.06
Class I	1,000.00	985.40	0.83%	4.12
Class R	1,000.00	983.20	1.33%	6.59
Class R6	1,000.00	985.20	0.79%	3.92
Class Y	1,000.00	983.90	1.08%	5.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.60	1.08%	$5.45
Class C	1,000.00	1,015.85	1.83%	9.22
Class I	1,000.00	1,020.85	0.83%	4.19
Class R	1,000.00	1,018.35	1.33%	6.71
Class R6	1,000.00	1,021.05	0.79%	3.99
Class Y	1,000.00	1,019.60	1.08%	5.45
4

Delaware Ivy Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$975.10	1.14%	$5.63
Class C	1,000.00	971.50	1.89%	9.32
Class I	1,000.00	976.80	0.89%	4.40
Class R	1,000.00	974.60	1.39%	6.86
Class R6	1,000.00	977.00	0.85%	4.20
Class Y	1,000.00	975.20	1.14%	5.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$5.76
Class C	1,000.00	1,015.55	1.89%	9.52
Class I	1,000.00	1,020.55	0.89%	4.50
Class R	1,000.00	1,018.05	1.39%	7.01
Class R6	1,000.00	1,020.75	0.85%	4.29
Class Y	1,000.00	1,019.30	1.14%	5.76

Delaware Ivy Smid Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$999.20	1.14%	$5.70
Class C	1,000.00	995.10	1.89%	9.43
Class I	1,000.00	1,000.40	0.89%	4.45
Class R	1,000.00	997.40	1.39%	6.94
Class R6	1,000.00	1,000.70	0.85%	4.25
Class Y	1,000.00	999.50	1.14%	5.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$5.76
Class C	1,000.00	1,015.55	1.89%	9.52
Class I	1,000.00	1,020.55	0.89%	4.50
Class R	1,000.00	1,018.05	1.39%	7.01
Class R6	1,000.00	1,020.75	0.85%	4.29
Class Y	1,000.00	1,019.30	1.14%	5.76

Delaware Ivy Systematic Emerging Markets Equity Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$980.40	1.12%	$5.55
Class C	1,000.00	976.90	1.80%	8.90
Class I	1,000.00	981.80	0.80%	3.96
Class R	1,000.00	979.00	1.30%	6.43
Class R6	1,000.00	981.90	0.72%	3.57
Class Y	1,000.00	980.30	1.12%	5.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.12%	$5.65
Class C	1,000.00	1,016.00	1.80%	9.07
Class I	1,000.00	1,021.00	0.80%	4.04
Class R	1,000.00	1,018.50	1.30%	6.56
Class R6	1,000.00	1,021.40	0.72%	3.64
Class Y	1,000.00	1,019.40	1.12%	5.65

Delaware Ivy Value Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$971.90	1.08%	$5.32
Class C	1,000.00	968.50	1.83%	9.01
Class I	1,000.00	972.80	0.83%	4.09
Class R	1,000.00	970.80	1.33%	6.55
Class R6	1,000.00	973.10	0.81%	4.00
Class Y	1,000.00	971.50	1.08%	5.32
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.60	1.08%	$5.45
Class C	1,000.00	1,015.85	1.83%	9.22
Class I	1,000.00	1,020.85	0.83%	4.19
Class R	1,000.00	1,018.35	1.33%	6.71
Class R6	1,000.00	1,020.95	0.81%	4.09
Class Y	1,000.00	1,019.60	1.08%	5.45
5

Disclosure of Fund expenses

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

6

Security type / country and sector allocations

Delaware Global Equity Fund II	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.54%
Austria	0.86%
Brazil	2.27%
Canada	4.87%
China	5.49%
Denmark	1.81%
France	7.59%
Germany	1.90%
Hong Kong	1.22%
India	2.41%
Japan	6.78%
Netherlands	0.93%
Switzerland	2.58%
Taiwan	1.86%
United Kingdom	4.44%
United States	53.53%
Short-Term Investments	1.29%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communication Services	9.12%
Consumer Discretionary	6.19%
Consumer Staples*	25.78%
Energy	7.72%
Financials	10.80%
Healthcare	14.03%
Industrials	5.04%
Information Technology	19.00%
Materials	0.86%
Total	98.54%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, Household Products/Wares, and Retail. As of September 30, 2023, such amounts, as a percentage of total net assets were 4.98%, 5.00%, 5.29%, 2.66%, and 7.85%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

7

Security type / sector and country allocations

Delaware International Equity Fund II	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.66%
Australia	1.67%
Austria	1.52%
Brazil	2.72%
Canada	5.58%
China	5.41%
Denmark	3.13%
Finland	0.01%
France	15.46%
Germany	8.64%
Hong Kong	1.53%
India	2.54%
Italy	1.99%
Japan	14.54%
Netherlands	6.09%
Spain	1.98%
Switzerland	5.36%
Taiwan	2.18%
United Kingdom	10.49%
United States	5.82%
Preferred Stock	0.52%
Total Value of Securities	97.18%
Receivables and Other Assets Net of Liabilities	2.82%
Total Net Assets	100.00%

Common stocks and preferred stock by sector	Percentage of net assets
Communication Services	4.02%
Consumer Discretionary	10.49%
Consumer Staples*	25.47%
Energy	8.11%
Financials	17.18%
Healthcare	7.83%
Industrials	6.67%
Information Technology	11.39%
Materials	6.02%
Total	97.18%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of September 30, 2023, such amounts, as a percentage of total net assets were 4.84%, 6.29%, 10.77%, and 3.57%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

8

Security type / sector allocations

Delaware Ivy Core Bond Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.17%
Agency Mortgage-Backed Securities	28.91%
Collateralized Debt Obligations	2.41%
Corporate Bonds	34.90%
Banking	7.46%
Basic Industry	1.30%
Basic Materials	0.24%
Brokerage	0.43%
Capital Goods	1.11%
Communications	3.47%
Consumer Cyclical	1.44%
Consumer Non-Cyclical	3.45%
Electric	3.81%
Energy	5.15%
Finance Companies	2.05%
Industrials	0.12%
Insurance	2.12%
Natural Gas	0.17%
Real Estate Investment Trusts	0.29%
Technology	1.47%
Transportation	0.82%
Municipal Bonds	1.08%
Non-Agency Asset-Backed Securities	4.74%
Non-Agency Collateralized Mortgage Obligations	4.02%
Non-Agency Commercial Mortgage-Backed Securities	8.75%
Sovereign Bonds	2.01%
US Treasury Obligations	11.10%
Preferred Stock	0.84%
Total Value of Securities	98.93%
Receivables and Other Assets Net of Liabilities	1.07%
Total Net Assets	100.00%
9

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Core Equity Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.50%
Communication Services	6.87%
Consumer Discretionary	8.25%
Consumer Staples	4.22%
Energy	2.87%
Financials	19.12%
Healthcare	12.71%
Industrials	6.77%
Information Technology*	30.88%
Materials	5.63%
Utilities	2.18%
Short-Term Investments	0.66%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Internet, Office/ Business Equipment, Semiconductors, and Software. As of September 30, 2023, such amounts, as a percentage of total net assets were 5.14%, 2.89%, 1.96%, 1.07%, 7.25%, and 12.57%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	8.67%
UnitedHealth Group	5.17%
Alphabet Class A	5.02%
Amazon.com	4.08%
Apple	3.88%
TE Connectivity	2.89%
HCA Healthcare	2.81%
Costco Wholesale	2.77%
Airbus ADR	2.63%
Linde	2.62%
10

Security type / country and sector allocations

Delaware Ivy Global Bond Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Agency Mortgage-Backed Securities	14.80%
Corporate Bonds	38.20%
Australia	3.03%
Brazil	0.18%
China	0.21%
Colombia	0.34%
France	2.05%
Georgia	0.32%
Germany	1.39%
Guatemala	0.32%
Hong Kong	0.21%
India	0.29%
Indonesia	1.11%
Ireland	0.10%
Italy	0.42%
Kazakhstan	1.01%
Kuwait	0.19%
Malaysia	0.14%
Mexico	1.30%
Netherlands	0.31%
Peru	0.95%
Republic of Korea	0.14%
South Africa	0.08%
Spain	0.44%
Switzerland	1.43%
Thailand	0.16%
Ukraine	0.22%
United Arab Emirates	0.49%
United Kingdom	0.99%
United States	20.19%
Uzbekistan	0.19%
Sovereign Bonds	26.87%
Albania	0.19%
Angola	0.13%
Belgium	1.83%
Bermuda	0.33%
Chile	0.46%
Denmark	2.51%
Dominican Republic	0.70%
Finland	1.15%
France	0.59%
Georgia	0.18%
Germany	2.71%
Italy	2.60%
Ivory Coast	0.73%
Japan	1.90%
Morocco	0.65%
Netherlands	2.19%
Nigeria	0.15%
Paraguay	1.11%
Philippines	0.15%
Poland	0.38%
Republic of Korea	0.19%
Republic of North Macedonia	0.36%
Serbia	0.31%
South Africa	0.15%
Spain	0.62%
United Kingdom	4.42%
Uzbekistan	0.18%
Supranational Banks	1.13%
US Treasury Obligations	13.59%
Options Purchased	0.08%
Short-Term Investments	1.82%
Total Value of Securities	96.49%
Receivables and Other Assets Net of Liabilities	3.51%
Total Net Assets	100.00%
11

Security type / country and sector allocations

Delaware Ivy Global Bond Fund

Corporate bonds by sector	Percentage of net assets
Banking	13.14%
Basic Industry	0.67%
Brokerage	0.05%
Capital Goods	1.53%
Communications	0.89%
Consumer Cyclical	1.74%
Consumer Non-Cyclical	2.45%
Electric	2.98%
Energy	3.84%
Finance Companies	0.90%
Financial Services	0.51%
Financials	0.66%
Industrials	0.95%
Insurance	2.53%
Natural Gas	0.74%
Real Estate Investment Trusts	0.43%
Technology	1.31%
Transportation	1.09%
Utilities	1.79%
Total	38.20%
12

Security type / sector and country allocations

Delaware Ivy Global Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.40%
Austria	1.05%
Brazil	1.04%
Canada	4.11%
China	4.24%
Denmark	1.75%
France	9.30%
Germany	2.99%
Hong Kong	1.18%
India	3.81%
Italy	1.56%
Japan	5.41%
Netherlands	0.91%
Taiwan	1.83%
United Kingdom	3.52%
United States	55.70%
Preferred Stock	1.21%
Short-Term Investments	0.35%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Common stocks and preferred stock by sector	Percentage of net assets
Communication Services	9.32%
Consumer Discretionary	10.83%
Consumer Staples	7.82%
Energy	8.02%
Financials	14.51%
Healthcare	13.89%
Industrials	10.82%
Information Technology	20.73%
Materials	1.05%
Utilities	2.62%
Total	99.61%
13

Security type / sector allocations

Delaware Ivy High Income Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	1.84%
Corporate Bonds	79.99%
Automotive	1.54%
Basic Industry	6.15%
Capital Goods	4.31%
Consumer Goods	1.76%
Electric	2.63%
Energy	13.52%
Financial Services	2.60%
Healthcare	7.02%
Insurance	2.95%
Leisure	5.98%
Media	10.11%
Retail	3.56%
Services	3.53%
Technology & Electronics	4.14%
Telecommunications	7.58%
Transportation	2.61%
Loan Agreements	12.79%
Common Stocks	3.71%
Basic Industry	1.42%
Consumer Goods	0.00%
Energy	0.03%
Financial Services	0.65%
Leisure	1.21%
Retail	0.39%
Utilities	0.01%
Preferred Stock	0.09%
Warrants	0.03%
Total Value of Securities	98.45%
Receivables and Other Assets Net of Liabilities	1.55%
Total Net Assets	100.00%
14

Security type / sector and country allocations

Delaware Ivy International Core Equity Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	95.92%
Australia	1.66%
Austria	1.55%
Brazil	5.38%
Canada	6.42%
China	9.29%
Denmark	3.90%
France	12.66%
Germany	8.17%
Hong Kong	1.50%
India	6.94%
Ireland	0.49%
Japan	12.36%
Netherlands	5.27%
Republic of Korea	3.61%
Spain	1.96%
Switzerland	1.98%
Taiwan	2.12%
United Kingdom	6.41%
United States	4.25%
Preferred Stocks	1.66%
Short-Term Investments	1.42%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Common stocks and preferred stocks by sector	Percentage of net assets
Communication Services	5.06%
Consumer Discretionary	14.09%
Consumer Staples	11.38%
Energy	8.83%
Financials	18.72%
Healthcare	8.57%
Industrials	10.77%
Information Technology	10.34%
Materials	5.65%
Utilities	4.17%
Total	97.58%
15

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Large Cap Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.19%
Communication Services	8.91%
Consumer Discretionary	12.21%
Consumer Staples	2.44%
Financials	10.89%
Healthcare	12.18%
Industrials	9.49%
Information Technology*	39.66%
Real Estate	3.41%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Semiconductors, Software, and Telecommunications. As of September 30, 2023, such amounts, as a percentage of total net assets were 7.27%, 4.01%, 4.84%, 20.30%, and 3.24%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	13.18%
Apple	7.27%
Visa Class A	5.92%
Amazon.com	5.88%
Alphabet Class A	5.84%
NVIDIA	4.84%
UnitedHealth Group	4.09%
VeriSign	4.01%
CoStar Group	3.41%
Motorola Solutions	3.24%
16

Security type

Delaware Ivy Managed International Opportunities Fund	As of September 30, 2023 (Unaudited)

Security type / sector	Percentage of net assets
Affiliated Mutual Funds	100.05%
Short-Term Investments	0.50%
Total Value of Securities	100.55%
Liabilities Net of Receivables and Other Assets	(0.55%)
Total Net Assets	100.00%
17

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Mid Cap Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.11%
Communication Services	5.43%
Consumer Discretionary	14.03%
Consumer Staples	1.55%
Financials	4.75%
Healthcare	23.34%
Industrials	16.83%
Information Technology*	27.35%
Materials	1.35%
Real Estate	4.48%
Short-Term Investments	0.89%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electrical Components & Equipment, Electronics, Office/Business Equipment, Semiconductors, Software, and Telecommunications. As of September 30, 2023, such amounts, as a percentage of total net assets were 1.95%, 4.38%, 4.04%, 0.97%, 7.51%, 8.00%, and 0.50%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CoStar Group	4.48%
Pinterest Class A	3.00%
Dexcom	2.78%
Trade Desk Class A	2.43%
BorgWarner	2.34%
MarketAxess Holdings	2.33%
Monolithic Power Systems	2.32%
Pool	2.21%
HEICO Class A	2.09%
Tyler Technologies	2.08%
18

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Mid Cap Income Opportunities Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.48%
Consumer Discretionary	19.28%
Consumer Staples	8.05%
Financials	16.92%
Healthcare	2.80%
Industrials*	25.57%
Information Technology	11.52%
Materials	14.34%
Short-Term Investments	1.08%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Industrials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Industrials sector consisted of Aerospace/Defense, Commercial Services, Distribution/Wholesale, Electronics, Hand/Machine Tools, and Software. As of September 30, 2023, such amounts, as a percentage of total net assets were 2.85%, 2.92%, 5.74%, 2.77%, 5.60%, and 5.69%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Industrials sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Seagate Technology Holdings	2.95%
Rollins	2.92%
Microchip Technology	2.92%
Packaging Corp. of America	2.90%
RPM International	2.90%
Paychex	2.88%
Avery Dennison	2.88%
Garmin	2.88%
Arthur J. Gallagher & Co.	2.87%
Glacier Bancorp	2.87%
19

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Small Cap Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.50%
Communication Services	2.92%
Consumer Discretionary	12.15%
Consumer Staples	3.69%
Energy	5.15%
Financials	8.52%
Healthcare	20.75%
Industrials	21.04%
Information Technology	23.24%
Materials	2.04%
Short-Term Investments	0.49%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CyberArk Software	2.84%
Kinsale Capital Group	2.70%
Weatherford International	2.69%
Parsons	2.68%
DoubleVerify Holdings	2.62%
Clean Harbors	2.44%
CBIZ	2.43%
Progyny	2.40%
Flywire	2.15%
SiteOne Landscape Supply	2.10%
20

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Smid Cap Core Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.47%
Basic Materials	8.13%
Business Services	4.88%
Capital Goods	11.62%
Consumer Discretionary	4.74%
Consumer Services	2.15%
Consumer Staples	3.54%
Credit Cyclicals	3.77%
Energy	5.31%
Financials	12.62%
Healthcare	13.46%
Media	1.86%
Real Estate Investment Trusts	6.07%
Technology	14.97%
Transportation	3.84%
Utilities	1.51%
Short-Term Investments	1.42%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Liberty Energy	2.52%
Chesapeake Energy	1.65%
Quanta Services	1.63%
PTC	1.47%
Primerica	1.40%
Huntsman	1.34%
Reliance Steel & Aluminum	1.33%
Boise Cascade	1.28%
Casey’s General Stores	1.28%
Beacon Roofing Supply	1.26%
21

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Systematic Emerging Markets Equity Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.48%
Communication Services	11.72%
Consumer Discretionary	14.31%
Consumer Staples	8.40%
Energy	6.53%
Financials	22.05%
Healthcare	1.42%
Industrials	6.29%
Information Technology	24.59%
Materials	2.97%
Real Estate	0.94%
Utilities	0.26%
Preferred Stock	0.92%
Short-Term Investments	0.19%
Total Value of Securities	100.59%
Liabilities Net of Receivables and Other Assets	(0.59%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Taiwan Semiconductor Manufacturing	6.68%
Samsung Electronics	5.53%
Tencent Holdings	4.90%
Larsen & Toubro	3.40%
ICICI Bank	3.26%
NetEase	2.24%
Infosys	2.20%
Tata Consultancy Services	2.12%
Kia	2.11%
Bank Rakyat Indonesia Persero	2.07%
22

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Value Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.88%
Communication Services	9.16%
Consumer Discretionary	6.35%
Consumer Staples	10.24%
Energy	3.19%
Financials	14.91%
Healthcare	18.16%
Industrials	11.99%
Information Technology	15.58%
Materials	3.20%
Real Estate	3.00%
Utilities	3.10%
Short-Term Investments	0.72%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Cigna Group	3.41%
Allstate	3.33%
American International Group	3.30%
TJX	3.27%
Motorola Solutions	3.23%
Northrop Grumman	3.23%
Cisco Systems	3.21%
DuPont de Nemours	3.20%
ConocoPhillips	3.19%
Comcast Class A	3.18%
23

Schedules of investments

Delaware Global Equity Fund II	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.54%∆
Austria - 0.86%
Mondi	134,088	$2,245,420
		2,245,420
Brazil – 2.27%
Banco do Brasil	290,013	2,726,147
Petroleo Brasileiro ADR	214,819	3,220,137
		5,946,284
Canada – 4.87%
Alimentation Couche-Tard	124,318	6,313,606
Canadian Natural Resources	99,577	6,439,789
		12,753,395
China – 5.49%
China Mengniu Dairy †	2,117,000	7,096,361
H World Group ADR †	89,650	3,534,900
Tencent Holdings	96,300	3,765,451
		14,396,712
Denmark – 1.81%
Genmab †	13,338	4,741,929
		4,741,929
France – 7.59%
Airbus	44,317	5,949,540
BNP Paribas	76,102	4,862,128
L’Oreal	16,267	6,762,366
TotalEnergies	35,369	2,330,012
		19,904,046
Germany – 1.90%
Deutsche Telekom	236,579	4,969,447
		4,969,447
Hong Kong – 1.22%
Prudential	295,697	3,206,612
		3,206,612
India – 2.41%
ICICI Bank ADR	130,756	3,023,079
State Bank of India GDR	45,692	3,298,962
		6,322,041
Japan – 6.78%
Asahi Group Holdings	179,800	6,725,656
ITOCHU	88,900	3,215,962
Mitsubishi UFJ Financial Group	587,400	4,986,060
ORIX	152,700	2,853,929
		17,781,607
Netherlands – 0.93%
Shell	75,552	2,436,659
		2,436,659
Switzerland – 2.58%
Nestle	59,724	6,768,742
		6,768,742
Taiwan – 1.86%
Taiwan Semiconductor Manufacturing ADR	56,146	4,879,087
		4,879,087
United Kingdom – 4.44%
AstraZeneca	34,398	4,659,399
Reckitt Benckiser Group	98,862	6,988,811
		11,648,210
United States – 53.53%
Abbott Laboratories	26,083	2,526,139
Alphabet Class A †	54,809	7,172,306
Amazon.com †	69,526	8,838,145
Apple	45,459	7,783,035
Aptiv †	39,050	3,849,940
Biogen †	9,811	2,521,525
Casey’s General Stores	26,826	7,283,796
Coca-Cola	113,480	6,352,610
ConocoPhillips	48,428	5,801,674
Costco Wholesale	12,341	6,972,171
Danaher	12,654	3,139,457
Eli Lilly & Co.	9,598	5,155,374
Ingersoll Rand	63,175	4,025,511
Intuit	11,686	5,970,845
KLA	7,879	3,613,782
Microchip Technology	46,055	3,594,593
Microsoft	34,358	10,848,538
Morgan Stanley	41,395	3,380,730
Netflix †	6,892	2,602,419
NVIDIA	10,159	4,419,063
Pinterest Class A †	199,859	5,402,189
Procter & Gamble	43,573	6,355,558
Salesforce †	22,293	4,520,575
Seagate Technology Holdings	63,251	4,171,403
Thermo Fisher Scientific	6,178	3,127,118
UnitedHealth Group	11,062	5,577,350
Vertex Pharmaceuticals †	15,270	5,309,990
		140,315,836
Total Common Stocks (cost $266,589,167)		258,316,027

Short-Term Investments – 1.29%
Money Market Mutual Funds – 1.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	845,097	845,097
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	845,097	845,097
24

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	845,096	$845,096
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	845,096	845,096
Total Short-Term Investments (cost $3,380,386)		3,380,386
Total Value of Securities–99.83% (cost $269,969,553)		$261,696,413
∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

25

Schedules of investments

Delaware International Equity Fund II	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.66%Δ
Australia – 1.67%
Newcrest Mining	103,897	$1,637,950
		1,637,950
Austria – 1.52%
Mondi	88,622	1,484,053
		1,484,053
Brazil – 2.72%
Banco do Brasil ADR	159,009	1,481,964
MercadoLibre †	935	1,185,468
		2,667,432
Canada – 5.58%
Canadian Pacific Kansas City	17,031	1,265,930
Dollarama	38,927	2,681,972
Suncor Energy	43,994	1,512,947
		5,460,849
China – 5.41%
Budweiser Brewing APAC 144A #	939,900	1,855,567
China Mengniu Dairy †	600,000	2,011,251
Tencent Holdings	36,600	1,431,106
		5,297,924
Denmark – 3.13%
Genmab †	5,824	2,070,550
Novo Nordisk Class B	10,893	994,266
		3,064,816
Finland – 0.01%
Nokia	3,219	12,143
		12,143
France – 15.46%
Airbus	16,871	2,264,925
BNP Paribas	25,608	1,636,085
Euroapi †	9	114
L’Oreal	8,151	3,388,458
LVMH Moet Hennessy Louis Vuitton	3,705	2,806,218
Rexel	561	12,633
Sanofi	92	9,871
Schneider Electric	92	15,269
Technip Energies ADR	920	22,794
Thales	13,856	1,949,816
TotalEnergies	30,680	2,021,114
Vinci	9,200	1,021,498
		15,148,795
Germany – 8.64%
Deutsche Telekom	119,020	2,500,068
Heidelberg Materials	17,876	1,389,484
HelloFresh †	72,601	2,170,699
SAP	18,544	2,407,965
		8,468,216
Hong Kong – 1.53%
Prudential	138,548	1,502,449
		1,502,449
India – 2.54%
Axis Bank GDR	20,457	1,282,654
ICICI Bank ADR	51,917	1,200,321
		2,482,975
Italy – 1.99%
Moncler	33,408	1,945,459
		1,945,459
Japan – 14.54%
Asahi Group Holdings	77,100	2,884,027
Inpex	44,900	677,827
Mitsubishi UFJ Financial Group	294,100	2,496,426
Mitsui Chemicals	53,200	1,380,195
Panasonic Holdings	1,000	11,255
Renesas Electronics †	132,300	2,023,365
Seven & i Holdings	74,400	2,914,963
Tokio Marine Holdings	80,200	1,859,562
		14,247,620
Netherlands – 6.09%
ASML Holding	3,887	2,297,639
ING Groep	131,479	1,744,527
Shell	59,748	1,926,957
		5,969,123
Spain – 1.98%
Banco Bilbao Vizcaya Argentaria	238,233	1,941,932
		1,941,932
Switzerland – 5.36%
Alcon	23,506	1,811,372
Nestle	30,155	3,417,578
Novartis	184	18,869
		5,247,819
Taiwan – 2.18%
Taiwan Semiconductor Manufacturing ADR	24,515	2,130,354
		2,130,354
United Kingdom – 10.49%
AstraZeneca	16,670	2,258,043
Haleon	667,534	2,776,081
HSBC Holdings	214,547	1,688,147
J Sainsbury	5,324	16,421
John Wood Group †	7,604	14,408
Reckitt Benckiser Group	49,411	3,492,992
26

	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Tesco	5,177	$16,688
Travis Perkins	937	9,654
Vodafone Group	8,046	7,541
		10,279,975
United States – 5.82%
Schlumberger	30,470	1,776,401
Seagate Technology Holdings	34,704	2,288,729
Stellantis	84,900	1,634,539
		5,699,669
Total Common Stocks (cost $96,614,182)		94,689,553

Preferred Stock – 0.52%
Germany – 0.52%
Sartorius 0.45% ω	1,505	512,036
Total Preferred Stock (cost $508,736)		512,036
Total Value of Securities–97.18% (cost $97,122,918)		$95,201,589
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $1,855,567, which represents 1.89% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

27

Schedules of investments

Delaware Ivy Core Bond Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.17%
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	19,048	$18,732
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	553,325	478,605
Series 2016-SC02 1A 3.00% 10/25/46	173,666	147,883
GNMA
Series 2005-23 IO 1.00% 6/17/45 Σ, •	58,403	2
Total Agency Collateralized Mortgage Obligations (cost $762,155)		645,222

Agency Mortgage-Backed Securities — 28.91%
Fannie Mae
2.50% 11/1/27	152,841	141,455
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,014,000	1,737,950
2.50% 8/1/36	1,681,156	1,481,586
3.50% 11/1/25	25,729	25,159
3.50% 6/1/26	61,310	59,730
4.50% 4/1/25	7,533	7,277
5.50% 10/1/38	1,343,000	1,328,793
Fannie Mae S.F. 20 yr
4.00% 8/1/42	548,249	496,179
4.00% 9/1/42	2,607,778	2,355,374
5.50% 2/1/24	368	367
Fannie Mae S.F. 30 yr
2.00% 3/1/51	8,510,318	6,504,165
2.50% 4/1/51	750,573	597,617
2.50% 11/1/51	1,720,257	1,368,428
2.50% 2/1/52	5,130,278	4,094,169
3.00% 9/1/42	679,988	581,304
3.00% 5/1/43	957,800	818,753
3.00% 1/1/46	465,441	390,047
3.00% 12/1/51	1,572,865	1,312,376
3.00% 2/1/52	1,059,169	880,449
3.50% 8/1/50	4,038,343	3,535,532
3.50% 6/1/52	12,845,562	11,055,503
4.00% 12/1/40	187,299	170,896
4.00% 4/1/41	366,377	335,457
4.00% 8/1/41	178,825	163,739
4.00% 9/1/41	208,705	191,094
4.00% 10/1/41	339,278	310,641
4.00% 1/1/44	386,930	354,976
4.00% 4/1/44	762,613	697,643
4.00% 2/1/47	178,835	162,308
4.50% 1/1/50	948,986	896,478
Fannie Mae S.F. 30 yr
4.50% 10/1/52	4,605,161	4,230,159
4.50% 2/1/53	4,006,616	3,680,523
5.00% 7/1/47	5,479,983	5,362,352
5.00% 9/1/52	1,771,257	1,672,630
5.50% 8/1/52	4,756,441	4,598,364
6.00% 1/1/42	545,166	554,313
6.00% 6/1/53	1,131,642	1,117,177
6.50% 12/1/31	1,863	1,892
6.50% 2/1/32	31,079	31,962
6.50% 4/1/32	4,141	4,220
6.50% 5/1/32	6,849	6,890
6.50% 7/1/32	2,310	2,350
6.50% 8/1/32	4,873	4,950
6.50% 9/1/32	11,728	11,850
6.50% 10/1/32	9,372	9,502
6.50% 8/1/33	6,281	6,319
6.50% 9/1/34	20,601	20,705
6.50% 11/1/34	2,001	2,052
6.50% 3/1/35	42,167	42,974
7.00% 9/1/31	1,700	1,693
7.00% 11/1/31	23,485	23,507
7.00% 2/1/32	16,238	16,515
7.00% 3/1/32	20,520	21,069
7.50% 5/1/31	4,224	4,210
Freddie Mac S.F. 15 yr
2.50% 4/1/28	91,671	87,023
3.50% 8/1/26	49,564	48,286
Freddie Mac S.F. 20 yr
2.00% 5/1/42	1,800,000	1,436,847
2.50% 2/1/42	2,190,041	1,803,296
3.00% 3/1/37	1,801,750	1,607,410
5.00% 5/1/29	9,191	8,949
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,019,269	2,428,607
2.50% 2/1/52	4,111,188	3,276,762
3.00% 8/1/42	426,197	364,348
3.00% 1/1/43	560,245	478,918
3.00% 2/1/43	696,928	595,768
3.00% 12/1/46	233,406	197,043
3.00% 1/1/47	625,233	527,828
3.00% 7/1/50	1,114,453	936,114
3.00% 8/1/52	5,227,770	4,365,610
4.00% 10/1/40	99,645	91,021
4.00% 11/1/40	187,032	171,405
4.00% 2/1/41	412,189	377,410
4.00% 3/1/41	130,120	119,142
4.00% 6/1/41	156,616	143,400
4.00% 8/1/41	70,141	64,220
4.00% 11/1/41	872,266	798,640
4.00% 8/1/52	1,333,140	1,190,748
28

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 9/1/52	2,410,063	$2,155,864
4.50% 9/1/52	6,941,578	6,378,484
4.50% 10/1/52	1,921,735	1,765,196
5.00% 9/1/34	188	180
5.50% 9/1/52	3,724,900	3,658,398
5.50% 10/1/52	681,279	658,637
5.50% 3/1/53	1,041,829	1,011,686
5.50% 9/1/53	1,663,551	1,612,176
6.00% 12/1/52	2,001,880	1,976,354
6.50% 9/1/32	8,308	8,537
6.50% 5/1/34	48,619	50,226
6.50% 7/1/36	5,142	5,167
7.00% 12/1/37	12,066	11,892
GNMA I
6.25% 7/15/24	4,254	4,210
GNMA I S.F. 30 yr
3.00% 3/15/45	883,386	755,857
4.00% 1/15/41	162,079	150,184
4.00% 10/15/41	97,913	90,115
4.50% 6/15/40	129,000	123,076
5.00% 7/15/33	32,864	31,854
5.00% 7/15/34	21,246	20,585
5.00% 1/15/35	39,517	38,502
5.00% 12/15/35	68,346	65,290
5.00% 12/15/39	41,635	40,678
5.00% 1/15/40	206,595	201,757
5.00% 7/15/40	39,875	38,197
5.50% 10/15/42	820,323	817,957
GNMA II
3.25% 11/20/35	306,259	269,250
4.00% 8/20/31	232,365	217,588
4.00% 6/20/36	368,027	336,398
GNMA II S.F. 30 yr
3.00% 12/20/51	1,411,810	1,198,646
4.00% 12/20/40	176,294	162,169
4.00% 12/20/44	122,656	112,928
5.50% 6/20/49	1,520,706	1,496,884
Vendee Mortgage Trust
5.51% 2/15/25 •	4,314	4,301
7.792% 2/15/25	460	460
Total Agency Mortgage-Backed Securities (cost $118,396,995)		110,072,101

Collateralized Debt Obligations — 2.41%
Ares LXIV CLO
Series 2022-64A A1 144A 6.748%
(TSFR03M + 1.44%, Floor 1.44%) 4/15/35 #, •	3,000,000	2,962,809
BlueMountain CLO XXX
Series 2020-30A AR 144A 6.678%
(TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	3,258,331
CIFC Funding
Series 2022-3A A 144A 6.744%
(TSFR03M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	2,960,397
Total Collateralized Debt Obligations (cost $9,073,867)		9,181,537

Corporate Bonds — 34.90%
Banking — 7.46%
Banco Santander 5.588% 8/8/28	600,000	587,249
Bank of America
2.482% 9/21/36 µ	1,130,000	823,038
2.972% 2/4/33 µ	615,000	485,193
5.819% 9/15/29 µ	225,000	222,332
5.872% 9/15/34 µ	240,000	233,689
6.204% 11/10/28 µ	970,000	974,742
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	1,430,000	1,380,036
Barclays
5.501% 8/9/28 µ	250,000	240,358
6.224% 5/9/34 µ	520,000	492,950
7.325% 11/2/26 µ	535,000	543,265
BBVA Bancomer 144A 5.875% 9/13/34 #, µ	1,000,000	876,050
Citigroup 6.174% 5/25/34 µ	296,000	283,068
Citizens Bank 6.064% 10/24/25 µ	900,000	868,729
Credit Agricole 144A 5.514% 7/5/33 #	915,000	881,695
Credit Suisse 7.95% 1/9/25	255,000	259,606
Deutsche Bank
3.729% 1/14/32 µ	612,000	455,905
3.742% 1/7/33 µ	301,000	216,173
6.72% 1/18/29 µ	1,034,000	1,028,410
7.146% 7/13/27 µ	345,000	347,466
Fifth Third Bank 5.852% 10/27/25 µ	665,000	654,448
Goldman Sachs Group 3.102% 2/24/33 µ	400,000	320,012
HSBC Holdings 5.887% 8/14/27 µ	215,000	212,462
Huntington Bancshares 6.208% 8/21/29 µ	1,000,000	978,808
ING Groep 6.083% 9/11/27 µ	245,000	244,038
29

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 µ	2,540,000	$1,911,958
5.35% 6/1/34 µ	340,000	322,613
KeyBank 5.00% 1/26/33	930,000	783,573
Morgan Stanley
5.25% 4/21/34 µ	164,000	152,374
5.424% 7/21/34 µ	600,000	566,234
6.138% 10/16/26 µ	980,000	981,198
6.296% 10/18/28 µ	450,000	453,614
6.342% 10/18/33 µ	305,000	306,900
PNC Financial Services
Group 5.671% 10/28/25 µ	525,000	521,124
Popular 7.25% 3/13/28	325,000	324,394
SVB Financial Group 4.57%
4/29/33 µ, ‡	1,127,000	712,834
Truist Financial
4.95% 9/1/25 µ, ψ	1,505,000	1,387,733
6.123% 10/28/33 µ	445,000	428,271
8.773% 12/15/24 ψ, •	2,165,000	2,137,942
US Bancorp
2.491% 11/3/36 µ	1,415,000	997,838
3.00% 7/30/29	2,700,000	2,263,876
4.653% 2/1/29 µ	416,000	389,460
5.727% 10/21/26 µ	146,000	144,822
		28,396,480
Basic Industry — 1.30%
BHP Billiton Finance USA 5.25% 9/8/30	470,000	459,370
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	500,000	407,992
First Quantum Minerals 144A 8.625% 6/1/31 #	1,055,000	1,051,235
Methanex 5.25% 12/15/29	1,645,000	1,468,836
Novelis 144A 4.75% 1/30/30 #	745,000	645,758
Sherwin-Williams 3.30% 5/15/50	1,450,000	924,465
		4,957,656
Basic Materials — 0.24%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	908,930
		908,930
Brokerage — 0.43%
Jefferies Financial Group
5.875% 7/21/28	529,000	518,017
6.50% 1/20/43	1,150,000	1,111,288
		1,629,305
Capital Goods — 1.11%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,110,453
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	700,000	676,117
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	890,371
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,000,000	976,200
United Rentals North America 3.875% 2/15/31	705,000	587,349
		4,240,490
Communications — 3.47%
AT&T 3.55% 9/15/55	1,818,000	1,114,046
CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	1,474,656
Cellnex Finance 144A 3.875% 7/7/41 #	350,000	242,809
Charter Communications Operating 3.85% 4/1/61	3,175,000	1,776,506
Connect Finco 144A 6.75% 10/1/26 #	638,000	595,858
Crown Castle
1.05% 7/15/26	595,000	522,475
2.10% 4/1/31	1,890,000	1,443,354
Directv Financing 144A 5.875% 8/15/27 #	800,000	708,360
Discovery Communications 4.00% 9/15/55	2,205,000	1,324,633
Frontier Communications Holdings 144A 5.00% 5/1/28 #	800,000	684,054
Sprint Capital 6.875% 11/15/28	1,505,000	1,555,224
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	750,000	572,485
T-Mobile USA 5.75% 1/15/34	220,000	214,697
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	968,695
		13,197,852
Consumer Cyclical — 1.44%
Alsea 144A 7.75% 12/14/26 #	500,000	501,096
Amazon.com 2.50% 6/3/50	2,555,000	1,498,444
Aptiv 3.10% 12/1/51	1,950,000	1,116,324
Carnival 144A 4.00% 8/1/28 #	665,000	577,151
Ford Motor Credit 6.95% 6/10/26	375,000	374,948
30

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	220,000	$208,658
144A 5.10% 8/3/28 #	1,210,000	1,185,895
		5,462,516
Consumer Non-Cyclical — 3.45%
Amgen
5.15% 3/2/28	300,000	295,158
5.25% 3/2/30	270,000	263,893
5.25% 3/2/33	741,000	708,693
Bunge Limited Finance
1.63% 8/17/25	1,192,000	1,102,510
2.75% 5/14/31	1,750,000	1,418,782
Central American Bottling
144A 5.25% 4/27/29 #	500,000	451,598
DaVita
144A 3.75% 2/15/31 #	315,000	239,732
144A 4.625% 6/1/30 #	570,000	468,746
Gilead Sciences 5.55% 10/15/53	340,000	327,141
HCA
3.50% 7/15/51	1,049,000	655,973
5.20% 6/1/28	177,000	171,156
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,505,251
2.606% 8/1/60	1,600,000	826,479
NYU Langone Hospitals 3.38% 7/1/55	1,455,000	926,767
Royalty Pharma 3.35% 9/2/51	3,531,000	2,046,576
Tenet Healthcare 4.25% 6/1/29	2,015,000	1,736,291
		13,144,746
Electric — 3.81%
Alfa Desarrollo 144A 4.55% 9/27/51 #	993,761	680,227
Appalachian Power 4.50% 8/1/32	1,450,000	1,299,036
Berkshire Hathaway Energy 2.85% 5/15/51	1,820,000	1,051,384
Duke Energy Carolinas 4.95% 1/15/33	415,000	394,719
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,167,936
Entergy Texas 3.45% 12/1/27	3,130,000	2,848,511
Exelon 4.05% 4/15/30	2,500,000	2,251,901
JSW Hydro Energy 144A 4.125% 5/18/31 #	630,000	524,746
Oglethorpe Power 4.50% 4/1/47	1,725,000	1,291,069
Vistra 144A 7.00% 12/15/26 #, µ, Ψ	535,000	488,730
Vistra Operations
144A 5.125% 5/13/25 #	1,375,000	1,341,048
144A 6.95% 10/15/33 #	165,000	162,028
		14,501,335
Energy — 5.15%
BP Capital Markets 4.875% 3/22/30 µ, Ψ	1,575,000	1,412,064
Cheniere Energy Partners 4.50% 10/1/29	560,000	507,692
Diamondback Energy 3.125% 3/24/31	465,000	387,655
El Paso Natural Gas 8.375% 6/15/32	1,440,000	1,581,180
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	931,500
Energy Transfer 6.85% 2/15/40	1,265,000	1,214,430
Enterprise Products Operating
3.30% 2/15/53	3,270,000	2,130,850
8.449% 6/1/67 •	2,875,000	2,637,735
Geopark 144A 5.50% 1/17/27 #	500,000	429,189
Guara Norte 144A 5.198% 6/15/34 #	884,260	753,455
NuStar Logistics 6.375% 10/1/30	1,530,000	1,450,945
Occidental Petroleum 6.125% 1/1/31	516,000	509,101
ONEOK
5.65% 11/1/28	1,415,000	1,397,193
5.80% 11/1/30	215,000	210,604
6.05% 9/1/33	385,000	378,462
Saudi Arabian Oil 144A 4.25% 4/16/39 #	500,000	407,878
Targa Resources Partners 5.00% 1/15/28	1,355,000	1,290,082
Tennessee Gas Pipeline 8.375% 6/15/32	1,795,000	1,985,071
		19,615,086
Finance Companies — 2.05%
AerCap Ireland Capital DAC
3.00% 10/29/28	2,415,000	2,071,850
3.40% 10/29/33	200,000	154,806
Air Lease 2.875% 1/15/32	1,430,000	1,115,579
31

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease 4.625% 10/1/28	1,805,000	$1,673,342
Aviation Capital Group
144A 3.50% 11/1/27 #	1,330,000	1,175,514
144A 6.25% 4/15/28 #	155,000	151,721
Gaci First Investment 4.875% 2/14/35	486,000	442,221
MAF Global Securities 7.875% 6/30/27 µ, Ψ	1,000,000	1,007,255
		7,792,288
Industrials — 0.12%
Bidvest Group UK 144A 3.625% 9/23/26 #	500,000	444,915
		444,915
Insurance — 2.12%
American International Group 5.125% 3/27/33	850,000	791,635
Aon 2.90% 8/23/51	2,155,000	1,273,247
Athene Global Funding 144A 1.985% 8/19/28 #	1,955,000	1,596,420
Athene Holding	1,040,000	619,576
3.45% 5/15/52
3.95% 5/25/51	460,000	302,338
Brighthouse Financial 3.85% 12/22/51	1,793,000	1,058,545
Marsh & McLennan 5.70% 9/15/53	915,000	885,087
UnitedHealth Group
4.20% 5/15/32	653,000	596,217
4.50% 4/15/33	517,000	478,625
5.05% 4/15/53	537,000	480,886
		8,082,576
Natural Gas — 0.17%
Atmos Energy 2.85% 2/15/52	405,000	243,225
ENN Energy Holdings 144A 2.625% 9/17/30 #	500,000	401,719
		644,944
Real Estate Investment Trusts — 0.29%
American Homes 4 Rent 3.625% 4/15/32	1,310,000	1,084,865
		1,084,865
Technology — 1.47%
Broadcom 144A 3.469% 4/15/34 #	1,190,000	935,122
CDW 3.276% 12/1/28	1,640,000	1,416,430
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,366,367
NCR
144A 5.00% 10/1/28 #	135,000	120,964
144A 5.125% 4/15/29 #	190,000	167,598
Oracle
3.60% 4/1/50	694,000	449,319
4.65% 5/6/30	1,230,000	1,150,911
		5,606,711
Transportation — 0.82%
American Airlines 144A 5.50% 4/20/26 #	149,426	146,072
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #, t	853,349	764,817
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	888,086	773,747
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,445,767
		3,130,403
Total Corporate Bonds (cost $142,620,348)		132,841,098

Municipal Bonds — 1.08%
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,840,071	1,490,458
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,470,000	2,633,143
Total Municipal Bonds (cost $4,480,369)		4,123,601

Non-Agency Asset-Backed Securities — 4.74%
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,216,690
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,800,160
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,851,362	3,243,533
Series 2021-3 B 144A 2.649% 1/17/41 #	4,741,164	4,002,024
32

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	$2,789,460
Total Non-Agency Asset-Backed Securities (cost $21,242,009)		18,051,867

Non-Agency Collateralized Mortgage Obligations — 4.02%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.555% 7/25/43 #, •	1,482,562	1,016,794
Bear Stearns Mortgage Securities 1996-6 B2 8.00% 11/25/30	14,366	6,225
CHL Mortgage Pass Through Trust 2004-J4 3B1 5.25% 5/25/34 t	15,266	13,531
Citigroup Global Markets Mortgage Securities VII
Series 1997-HUD1 B2 3.011% 12/25/30 •	571,837	98,595
CSMC Trust
Series 2013-7 B4 144A 3.542% 8/25/43 #, •	1,246,329	965,455
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,641,409	1,382,684
JP Morgan Mortgage Trust
Series 2004-A3 4A2 5.633% 7/25/34 •	2,801	2,687
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,987,460	5,028,299
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	3,637,466
MRFC Mortgage Pass Through Trust
Series 1998-2 B1 6.75% 6/25/28 t	394	377
PMT Credit Risk Transfer Trust
2021-1R A 144A 8.332%
(TSFR01M + 3.01%, Floor 2.90%) 2/27/24 #, •	3,153,275	3,137,616
Prudential Home Mortgage Securities
Series 1994-A 5B 144A 6.731% 4/28/24 #, •	4	4
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,251	100
Structured Asset Mortgage Investments
Series 1998-2 C 6.75% 5/2/30 •	1,476	37
Total Non-Agency Collateralized Mortgage Obligations (cost $20,053,938)		15,289,870

Non-Agency Commercial Mortgage-Backed Securities — 8.75%
BAMLL Commercial Mortgage
Securities Trust
Series 2014-520M A 144A
4.325% 8/15/46 #, •	4,130,000	2,971,000
BBCMS Mortgage Trust
Series 2020-C7 A5 2.037% 4/15/53	1,000,000	791,628
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,289,588
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	3,807,447
Citigroup Commercial Mortgage Trust
Series 2018-TBR A 144A 6.402% (TSFR01M + 1.07%, Floor 0.83%) 12/15/36 #, •	10,000,000	9,848,219
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.439% 11/5/34 #, •	1,000,000	392,781
Series 2020-GC47 A5 2.377% 5/12/53	3,128,000	2,511,190
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,372,894
One Market Plaza Trust
Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,692,216
UBS Commercial Mortgage Trust
Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,564,811
Series 2017-C7 AS 4.061% 12/15/50 •	2,300,000	2,056,988
Total Non-Agency Commercial Mortgage- Backed Securities (cost $37,558,722)		33,298,762
33

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°		Value (US $)
Sovereign Bonds — 2.01%Δ
Colombia — 0.11%
Colombia Government International Bond 3.25% 4/22/32		550,000	$396,491
			396,491
Dominican Republic — 0.17%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		789,000	642,904
			642,904
Ivory Coast — 0.12%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		550,000	457,793
			457,793
Mexico — 0.15%
Mexico Government International Bond 3.50% 2/12/34		700,000	549,085
			549,085
Oman — 0.17%
Oman Government International Bond 144A 6.75% 1/17/48 #		710,000	654,724
			654,724
Paraguay — 0.06%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		300,000	237,487
			237,487
United Kingdom — 1.16%
United Kingdom Gilt 4.50% 6/7/28	GBP	3,630,000	4,431,097
			4,431,097
Uzbekistan — 0.07%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #		300,000	269,320
			269,320
Total Sovereign Bonds (cost $7,816,711)			7,638,901

US Treasury Obligations — 11.10%
US Treasury Bonds
3.625% 5/15/53		3,485,000	2,886,288
3.875% 2/15/43		3,740,000	3,255,553
3.875% 5/15/43		6,490,000	5,643,258
4.125% 8/15/53		6,995,000	6,351,242
4.375% 8/15/43		1,080,000	1,007,775
US Treasury Notes
3.375% 5/15/33		8,135,000	7,378,700
3.875% 7/31/30		5,235,000	5,043,595
3.875% 8/15/33		8,260,000	7,805,700
4.125% 8/31/30		2,970,000	2,883,220
Total US Treasury Obligations (cost $44,843,985)			42,255,331

	Number of shares
Preferred Stock — 0.84%
Brookfield Infrastructure Partners 5.00% ω		192,000	3,196,800
Total Preferred Stock (cost $4,800,000)			3,196,800
Total Value of Securities—98.93% (cost $411,649,099)			$376,595,090
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $94,082,304, which represents 24.71% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
34

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.
ω	Perpetual security with no stated maturity date.

The following forward foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	GBP	(3,700,000)	USD	4,551,962	11/17/23	$36,306

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
555	US Treasury 5 yr Notes	$58,474,456	$59,021,838	12/29/23	$—	$(547,382)	$86,719
	US Treasury 10 yr
142	Notes	15,344,875	15,629,233	12/19/23	—	(284,358)	28,843
	US Treasury 10 yr Ultra
(111)	Notes	(12,383,437)	(12,739,572)	12/19/23	356,135	—	(26,015)
Total Futures Contracts			$61,911,499		$356,135	$(831,740)	$89,547

The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

GNMA – Government National Mortgage Association

GS – Goldman Sachs

JPMCB – JPMorgan Chase Bank

S.F. – Single Family

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TSFR01M – 1 Month Term Secured Overnight Financing Rate

TSFR03M – 3 Month Term Secured Overnight Financing Rate

yr – Year

Summary of currencies:

GBP – British Pound Sterling

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

35

Schedules of investments

Delaware Ivy Core Equity Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.50% t
Communication Services — 6.87%
Alphabet Class A †	1,239,099	$162,148,495
Take-Two Interactive Software †	426,359	59,856,540
		222,005,035
Consumer Discretionary — 8.25%
Amazon.com †	1,037,137	131,840,856
Aptiv †	702,739	69,283,038
AutoZone †	25,862	65,689,221
		266,813,115
Consumer Staples — 4.22%
Costco Wholesale	158,492	89,541,641
Procter & Gamble	320,527	46,752,068
		136,293,709
Energy — 2.87%
ConocoPhillips	517,145	61,953,971
Schlumberger	531,247	30,971,700
		92,925,671
Financials — 19.12%
Allstate	219,502	24,454,718
American Express	281,870	42,052,185
Aon Class A	197,317	63,974,118
Blackstone	516,033	55,287,776
Capital One Financial	317,268	30,790,859
Discover Financial Services	360,858	31,261,128
Fiserv †	510,370	57,651,395
Intercontinental Exchange	481,915	53,020,288
JPMorgan Chase & Co.	307,942	44,657,749
KKR & Co.	960,962	59,195,259
Mastercard Class A	155,922	61,731,079
Morgan Stanley	650,768	53,148,223
Progressive	291,689	40,632,278
		617,857,055
Healthcare — 12.71%
Abbott Laboratories	398,806	38,624,361
Biogen †	64,072	16,467,145
Danaher	210,161	52,140,944
HCA Healthcare	368,588	90,665,276
UnitedHealth Group	331,237	167,006,383
Vertex Pharmaceuticals †	131,508	45,730,592
		410,634,701
Industrials — 6.77%
Airbus ADR	2,539,016	84,955,475
Equifax	66,791	12,234,775
Howmet Aerospace	1,053,394	48,719,473
United Rentals	163,920	72,873,915
		218,783,638
Information Technology — 30.88%
Apple	731,683	125,271,446
Applied Materials	558,789	77,364,337
Intuit	133,406	68,162,462
KLA	69,042	31,666,804
Microchip Technology	831,375	64,888,819
Microsoft	887,701	280,291,591
NVIDIA	139,059	60,489,274
Salesforce †	284,597	57,710,580
Seagate Technology Holdings	619,117	40,830,766
TE Connectivity	755,839	93,368,792
VeriSign †	312,117	63,213,056
Zebra Technologies Class A †	146,752	34,711,250
		997,969,177
Materials — 5.63%
Crown Holdings	382,193	33,816,436
Linde	227,208	84,600,899
Sherwin-Williams	249,261	63,574,018
		181,991,353
Utilities — 2.18%
NextEra Energy	1,227,753	70,337,969
		70,337,969
Total Common Stocks (cost $2,032,289,339)		3,215,611,423

Short-Term Investments — 0.66%
Money Market Mutual Funds — 0.66%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	5,292,371	5,292,371
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	5,292,369	5,292,369
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	5,292,371	5,292,371
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,292,371	5,292,371
Total Short-Term Investments (cost $21,169,482)		21,169,482
Total Value of Securities—100.16% (cost $2,053,458,821)		$3,236,780,905
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
36

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

37

Schedules of investments

Delaware Ivy Global Bond Fund	September 30, 2023 (Unaudited)
	Principal amount°		Value (US $)
Agency Mortgage-Backed Securities – 14.80%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		473,452	$428,486
Fannie Mae S.F. 30 yr
2.50% 4/1/51		1,656,098	1,318,610
2.50% 2/1/52		789,629	628,950
3.50% 1/1/52		2,095,504	1,808,417
3.50% 6/1/52		3,761,109	3,236,990
3.50% 9/1/52		1,284,923	1,106,259
4.00% 5/1/51		1,054,953	953,473
4.50% 1/1/50		84,269	79,607
4.50% 4/1/50		859,646	804,158
4.50% 12/1/52		3,352,300	3,079,481
4.50% 2/1/53		3,619,498	3,324,912
5.00% 9/1/52		4,109,584	3,880,753
5.00% 2/1/53		1,245,986	1,176,366
5.00% 9/1/53		2,986,869	2,819,087
5.50% 10/1/52		1,971,874	1,906,771
5.50% 3/1/53		7,267,154	7,025,635
5.50% 7/1/53		2,123,019	2,052,462
6.00% 6/1/53		4,096,469	4,044,105
Freddie Mac S.F. 15 yr
4.50% 9/1/37		741,343	711,533
5.00% 6/1/38		1,947,020	1,897,901
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,661,476	1,623,716
Freddie Mac S.F. 30 yr
3.00% 12/1/46		1,489,867	1,257,758
3.00% 7/1/50		2,325,965	1,953,756
4.00% 8/1/52		1,309,520	1,169,650
4.50% 9/1/52		1,348,285	1,239,187
4.50% 10/1/52		4,387,569	4,030,172
5.00% 7/1/52		1,600,604	1,511,726
5.00% 6/1/53		2,642,289	2,496,111
6.00% 12/1/52		818,571	808,134
6.00% 3/1/53		2,756,817	2,721,589
GNMA II S.F. 30 yr 3.00% 12/20/51		1,007,732	855,578
Total Agency Mortgage-Backed Securities (cost $64,855,283)			61,951,333

Corporate Bonds – 38.20%Δ
Australia – 3.03%
Ampol 7.727% 12/9/80 •	AUD	3,000,000	1,963,959
AngloGold Ashanti Holdings 3.75% 10/1/30		1,450,000	1,168,514
APA Infrastructure 2.00% 7/15/30	EUR	1,000,000	884,823
BHP Billiton Finance USA 5.25% 9/8/30		505,000	493,578
Charter Hall LWR Pty 2.086% 3/3/28	AUD	3,350,000	1,789,311
Commonwealth Bank of Australia 6.86% 11/9/32 µ	AUD	1,900,000	1,255,013
National Australia Bank 6.322% 8/3/32 µ	AUD	6,142,000	3,994,257
WestConnex Finance 3.15% 3/31/31	AUD	2,200,000	1,144,800
			12,694,255
Brazil – 0.18%
Embraer Netherlands Finance 144A 7.00% 7/28/30 #		355,000	352,499
Rumo Luxembourg 144A 5.25% 1/10/28 #		435,000	402,507
			755,006
China – 0.21%
ENN Energy Holdings 144A 2.625% 9/17/30 #		909,000	730,325
RKPF Overseas 2020 A 5.125% 7/26/26		425,000	140,403
			870,728
Colombia – 0.34%
Geopark 144A 5.50% 1/17/27 #		1,635,000	1,403,449
			1,403,449
France – 2.05%
BPCE
3.50% 1/25/28	EUR	1,500,000	1,543,580
144A 5.125% 1/18/28 #		3,215,000	3,105,894
Credit Agricole 144A 5.514% 7/5/33 #		915,000	881,695
Edenred 3.625% 6/13/31	EUR	1,000,000	1,018,517
Electricite de France
4.25% 1/25/32	EUR	500,000	513,846
4.375% 10/12/29	EUR	500,000	528,879
Engie 0.50% 10/24/30	EUR	1,200,000	991,937
			8,584,348
Georgia – 0.32%
Georgian Railway JSC
4.00% 6/17/28		1,525,000	1,335,119
			1,335,119
Germany – 1.39%
Aroundtown 1.625% 1/31/28	EUR	1,700,000	1,366,043
Deutsche Bank
5.625% 5/19/31 µ	EUR	800,000	821,251
6.72% 1/18/29 µ		1,255,000	1,248,215
7.146% 7/13/27 µ		360,000	362,573
38

	Principal amount°		Value (US $)
Corporate BondsΔ (continued)
Germany (continued)
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #		230,000	$218,143
144A 5.10% 8/3/28 #		550,000	539,043
Volkswagen International Finance 3.875% 3/29/26	EUR	1,200,000	1,253,336
			5,808,604
Guatemala – 0.32%
Central American Bottling 144A 5.25% 4/27/29 #		1,500,000	1,354,792
			1,354,792
Hong Kong – 0.21%
Cheung Kong Infrastructure Finance 1.00% 12/12/24	EUR	875,000	880,738
			880,738
India – 0.29%
Greenko Power II 144A 4.30% 12/13/28 #		371,000	318,552
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		1,158,000	883,917
			1,202,469
Indonesia – 1.11%
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.375% 1/25/29 #		4,800,000	4,653,651
			4,653,651
Ireland – 0.10%
AerCap Ireland Capital DAC 3.00% 10/29/28		485,000	416,086
			416,086
Italy – 0.42%
Aeroporti di Roma 1.75% 7/30/31	EUR	1,000,000	844,877
Autostrade per l’Italia 2.00% 12/4/28	EUR	1,000,000	927,367
			1,772,244
Kazakhstan – 1.01%
Development Bank of Kazakhstan JSC
144A 5.75% 5/12/25 #		2,000,000	1,998,340
144A 10.95% 5/6/26 #	KZT	429,000,000	768,196
QazaqGaz JSC 144A 4.375% 9/26/27 #		1,588,000	1,466,629
			4,233,165
Kuwait – 0.19%
NBK SPC 144A 1.625% 9/15/27 #, µ		887,000	788,490
			788,490
Malaysia – 0.14%
Petronas Capital 144A 3.50% 4/21/30 #		650,000	576,695
			576,695
Mexico – 1.30%
Banco Santander Mexico
144A 5.375% 4/17/25 #		1,150,000	1,131,002
144A 5.95% 10/1/28 #, µ		850,000	840,225
BBVA Bancomer
144A 1.875% 9/18/25 #		1,400,000	1,285,254
144A 5.875% 9/13/34 #, µ		1,700,000	1,489,286
Cemex 144A 9.125% 3/14/28 #, µ, ψ		660,000	687,888
			5,433,655
Netherlands – 0.31%
ING Groep
4.50% 5/23/29 µ	EUR	1,000,000	1,047,699
6.083% 9/11/27 µ		265,000	263,959
			1,311,658
Peru – 0.95%
Banco Internacional del Peru 144A 3.25% 10/4/26 #		800,000	739,130
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #		1,300,000	1,119,800
SAN Miguel Industrias 144A 3.50% 8/2/28 #		2,550,000	2,134,462
			3,993,392
Republic of Korea – 0.14%
SK Hynix 144A 6.50% 1/17/33 #		600,000	586,979
			586,979
South Africa – 0.08%
Bidvest Group UK 144A 3.625% 9/23/26 #		387,000	344,364
			344,364
Spain – 0.44%
Banco Santander
3.625% 9/27/26 µ	EUR	1,200,000	1,251,891
5.588% 8/8/28		600,000	587,249
			1,839,140
39

Schedules of investments

Delaware Ivy Global Bond Fund

	Principal amount°		Value (US $)
Corporate BondsΔ (continued)
Switzerland – 1.43%
Credit Suisse 7.95% 1/9/25		1,945,000	$1,980,129
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	2,000,000	1,584,025
Sika Capital
3.75% 11/3/26	EUR	900,000	946,053
3.75% 5/3/30	EUR	700,000	725,213
UBS Group 144A 4.751% 5/12/28 #, µ		800,000	756,214
			5,991,634
Thailand – 0.16%
Thaioil Treasury Center 144A 2.50% 6/18/30 #		850,000	667,032
			667,032
Ukraine – 0.22%
Metinvest 8.50% 4/23/26		600,000	425,640
MHP Lux 6.95% 4/3/26		715,000	491,706
			917,346
United Arab Emirates – 0.49%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #		1,531,677	1,416,021
MAF Global Securities 7.875% 6/30/27 µ, ψ		625,000	629,535
			2,045,556
United Kingdom – 0.99%
Barclays
6.224% 5/9/34 µ		480,000	455,031
7.385% 11/2/28 µ		285,000	292,537
CK Hutchison International
23 144A 4.875%
4/21/33 #		1,500,000	1,402,119
HSBC Holdings 5.887% 8/14/27 µ		230,000	227,284
National Grid 0.25% 9/1/28	EUR	1,200,000	1,044,611
Rentokil Initial 0.50% 10/14/28	EUR	800,000	710,002
			4,131,584
United States – 20.19%
AEP Texas 5.40% 6/1/33		180,000	171,816
Air Lease 2.875% 1/15/32		1,765,000	1,376,921
American International Group 5.125% 3/27/33		2,335,000	2,174,669
Amgen
5.15% 3/2/28		2,265,000	2,228,446
5.25% 3/2/33		2,100,000	2,008,443
5.65% 3/2/53		1,630,000	1,526,700
Aon 5.00% 9/12/32		1,025,000	961,825
Appalachian Power 4.50% 8/1/32		1,135,000	1,016,832
Apple 4.30% 5/10/33		315,000	297,540
AT&T 3.55% 12/17/32	EUR	1,000,000	975,088
Athene Global Funding 4.76% 4/21/27	AUD	3,500,000	2,071,411
Autodesk 2.40% 12/15/31		695,000	548,244
Aviation Capital Group
144A 3.50% 11/1/27 #		1,080,000	954,552
144A 6.25% 4/15/28 #		1,006,000	984,716
Bank of America
2.972% 2/4/33 µ		640,000	504,917
3.648% 3/31/29 µ	EUR	1,500,000	1,533,833
5.819% 9/15/29 µ		240,000	237,154
5.872% 9/15/34 µ		260,000	253,163
6.204% 11/10/28 µ		2,375,000	2,386,610
Bank of New York Mellon 5.802% 10/25/28 µ		310,000	309,527
BP Capital Markets America 4.812% 2/13/33		2,125,000	1,990,124
CDW 3.276% 12/1/28		760,000	656,394
Celanese US Holdings
6.05% 3/15/25		268,000	267,106
6.165% 7/15/27		485,000	478,491
Charter Communications Operating 3.85% 4/1/61		400,000	223,812
Cheniere Energy Partners 4.50% 10/1/29		570,000	516,758
Citizens Bank 6.064% 10/24/25 µ		2,120,000	2,046,340
Comcast 4.80% 5/15/33		195,000	183,017
Discovery Communications 4.00% 9/15/55		900,000	540,667
Duke Energy
2.55% 6/15/31		261,000	207,172
3.10% 6/15/28	EUR	1,200,000	1,193,904
Duke Energy Carolinas 4.95% 1/15/33		1,300,000	1,236,469
Entegris Escrow 144A 4.75% 4/15/29 #		1,660,000	1,493,856
Enterprise Products Operating 5.35% 1/31/33		845,000	826,788
ERAC USA Finance
144A 4.90% 5/1/33 #		240,000	226,186
144A 5.40% 5/1/53 #		150,000	138,729
Exelon 5.30% 3/15/33		2,020,000	1,928,243
40

	Principal amount°		Value (US $)
Corporate BondsΔ (continued)
United States (continued)
Ford Motor Credit
2.30% 2/10/25		475,000	$445,993
2.90% 2/10/29		695,000	571,162
6.95% 6/10/26		375,000	374,947
HCA
3.50% 7/15/51		311,000	194,478
5.20% 6/1/28		161,000	155,684
Huntington National Bank 5.65% 1/10/30		2,620,000	2,470,866
Indianapolis Power & Light 144A 5.65% 12/1/32 #		3,390,000	3,328,536
JBS USA LUX 3.625% 1/15/32		2,865,000	2,283,607
Jefferies Financial Group 5.875% 7/21/28		205,000	200,744
JPMorgan Chase & Co.
3.54% 5/1/28 µ		2,132,000	1,961,509
5.35% 6/1/34 µ		350,000	332,102
KeyCorp 4.789% 6/1/33 µ		93,000	77,575
Kinder Morgan 5.20% 6/1/33		2,980,000	2,758,128
Mileage Plus Holdings 144A 6.50% 6/20/27 #		5,991,911	903,775
Morgan Stanley
2.95% 5/7/32 µ	EUR	2,200,000	2,069,493
5.424% 7/21/34 µ		625,000	589,827
6.138% 10/16/26 µ		1,320,000	1,321,614
6.296% 10/18/28 µ		3,010,000	3,034,174
NextEra Energy Capital Holdings 5.749% 9/1/25		175,000	174,566
Occidental Petroleum 6.125% 1/1/31		510,000	503,181
ONEOK
5.65% 11/1/28		170,000	167,861
5.80% 11/1/30		230,000	225,297
6.05% 9/1/33		410,000	403,038
Oracle
3.60% 4/1/50		973,000	629,953
4.65% 5/6/30		1,335,000	1,249,160
Southern California Gas 5.20% 6/1/33		470,000	445,132
Sprint Capital 6.875% 11/15/28		745,000	769,862
SVB Financial Group 4.57% 4/29/33 ‡		1,123,000	710,304
Targa Resources Partners 5.00% 1/15/28		1,910,000	1,818,492
T-Mobile USA 5.75% 1/15/34		235,000	229,335
Truist Financial 6.123% 10/28/33 µ		2,041,000	1,964,273
UnitedHealth Group 4.50% 4/15/33		5,840,000	5,406,515
US Bancorp
4.653% 2/1/29 µ		2,269,000	2,124,243
4.839% 2/1/34 µ		1,755,000	1,546,355
5.727% 10/21/26 µ		2,097,000	2,080,075
VICI Properties 4.95% 2/15/30		2,310,000	2,116,578
Vistra Operations
144A 5.125% 5/13/25 #		2,105,000	2,053,022
144A 6.95% 10/15/33 #		175,000	171,848
			84,539,767
Uzbekistan – 0.19%
Uzbekneftegaz JSC 4.75% 11/16/28		1,000,000	807,660
			807,660
Total Corporate Bonds (cost $170,858,435)			159,939,606

Sovereign Bonds – 26.87%Δ
Albania – 0.19%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	780,302
			780,302
Angola – 0.13%
Angolan Government International Bond 144A 8.75% 4/14/32 #		680,000	548,409
			548,409
Belgium – 1.83%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	7,720,000	7,668,705
			7,668,705
Bermuda – 0.33%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		1,688,000	1,363,904
			1,363,904
Chile – 0.46%
Chile Government International Bonds
3.10% 5/7/41		685,000	467,272
4.34% 3/7/42		1,800,000	1,462,598
			1,929,870
41

Schedules of investments

Delaware Ivy Global Bond Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Denmark – 2.51%
Denmark Government Bond 2.25% 11/15/33	DKK	79,800,000	$10,496,662
			10,496,662
Dominican Republic – 0.70%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		3,577,000	2,914,663
			2,914,663
Finland – 1.15%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	4,700,000	4,799,600
			4,799,600
France – 0.59%
French Republic Government Bond OAT 3.00% 5/25/33	EUR	2,400,000	2,459,444
			2,459,444
Georgia – 0.18%
Georgia Government International Bond 144A 2.75% 4/22/26 #		854,000	764,025
			764,025
Germany – 2.71%
Bundesobligation 2.20% 4/13/28	EUR	5,400,000	5,571,405
Bundesrepublik Deutschland Bundesanleihe
1.80% 8/15/53	EUR	200,000	161,313
2.608% 2/15/32	EUR	5,200,000	4,382,915
Bundesschatzanweisungen 2.50% 3/13/25	EUR	1,200,000	1,253,006
			11,368,639
Italy – 2.60%
Italy Buoni Poliennali Del Tesoro
2.50% 12/1/32	EUR	450,000	402,627
3.50% 1/15/26	EUR	10,000,000	10,480,255
			10,882,882
Ivory Coast – 0.73%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		3,661,000	3,047,233
			3,047,233
Japan – 1.90%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	1,608,250,000	$7,966,475
			7,966,475
Morocco – 0.65%
Morocco Government International Bonds
5.50% 12/11/42		700,000	569,113
144A 2.375% 12/15/27 #		2,500,000	2,154,950
			2,724,063
Netherlands – 2.19%
Netherlands Government Bond 144A 2.50% 7/15/33 #	EUR	9,200,000	9,188,570
			9,188,570
Nigeria – 0.15%
Nigeria Government International Bond 7.375% 9/28/33		849,000	630,056
			630,056
Paraguay – 1.11%
Paraguay Government International Bonds 5.60% 3/13/48		1,693,000	1,374,562
144A 2.739% 1/29/33 #		1,887,000	1,445,932
144A 4.95% 4/28/31 #		1,989,000	1,845,481
			4,665,975
Philippines – 0.15%
Philippine Government International Bond 5.50% 1/17/48		690,000	651,197
			651,197
Poland – 0.38%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #		1,000,000	945,450
Republic of Poland Government International Bond 5.50% 4/4/53		699,000	634,514
			1,579,964
Republic of Korea – 0.19%
Export-Import Bank of Korea 5.125% 1/11/33		800,000	784,677
			784,677
42

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Republic of North Macedonia – 0.36%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,777,000	$1,531,316
			1,531,316
Serbia – 0.31%
Serbia International Bond 1.00% 9/23/28	EUR	1,571,000	1,295,898
			1,295,898
South Africa – 0.15%
Republic of South Africa Government International Bond 5.65% 9/27/47		931,000	621,773
			621,773
Spain – 0.62%
Spain Government Bond 144A 1.85% 7/30/35 #	EUR	3,080,000	2,604,872
			2,604,872
United Kingdom – 4.42%
United Kingdom Gilt 1.75% 9/7/37	GBP	21,550,000	18,494,816
			18,494,816
Uzbekistan – 0.18%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #		750,000	742,629
			742,629
Total Sovereign Bonds (cost $118,400,132)			112,506,619

Supranational Banks – 1.13%
Central American Bank for Economic Integration 144A 1.140% 2/9/26 #		2,000,000	1,794,904
European Union 1.000% 7/6/32	EUR	3,420,000	2,958,986
Total Supranational Banks (cost $5,286,391)			4,753,890

US Treasury Obligations – 13.59%
US Treasury Bonds
3.875% 2/15/43		200,000	174,094
3.875% 5/15/43		2,260,000	1,965,141
4.125% 8/15/53		285,000	258,771
US Treasury Notes
2.375% 5/15/27		8,525,000	7,863,313
2.375% 3/31/29		17,585,000	15,658,894
2.875% 4/30/29		9,000,000	8,220,586
3.875% 6/30/30		650,000	617,043
US Treasury Notes
3.875% 7/31/30		1,020,000	982,706
4.125% 6/15/26		2,150,000	2,110,359
4.375% 8/31/28		13,430,000	13,297,799
4.50% 9/30/28		5,770,000	5,774,057
Total US Treasury Obligations (cost $60,074,687)			56,922,763

	Notional amount*
Options Purchased – 0.08%
Put Swaptions — 0.08%
1 yr forward premium pay a fixed rate 6.50% and receive a floating rate based on at maturity SONIA, expiration date 12/29/23 (JPMCB)		85,000,000	318,800
Total Options Purchased (cost $0)			318,800

	Number of shares
Short-Term Investments – 1.82%
Money Market Mutual Funds – 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)		1,908,216	1,908,216
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)		1,908,216	1,908,216
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)		1,908,216	1,908,216
43

Schedules of investments

Delaware Ivy Global Bond Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,908,216	$1,908,216
Total Short-Term Investments (cost $7,632,864)		7,632,864
Total Value of Securities–96.49% (cost $427,107,792)		$404,025,875
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 12 in “Security type / country and sector allocations.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $89,438,758, which represents 21.36% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	1,100,000	USD	(708,047)	11/17/23	$413	$—
JPMCB	AUD	(13,394,214)	USD	8,635,315	11/17/23	8,714	—
JPMCB	CAD	300,000	USD	(221,573)	11/17/23	—	(546)
JPMCB	DKK	(77,960,000)	USD	11,401,746	11/17/23	321,064	—
JPMCB	EUR	(81,128,505)	USD	88,261,933	11/17/23	2,306,380	—
JPMCB	EUR	(3,392,000)	USD	3,627,327	12/1/23	31,033	—
JPMCB	GBP	(10,045,000)	USD	12,788,795	11/17/23	529,398	—
JPMCB	INR	100,068,180	USD	(1,200,463)	12/1/23	—	(72)
JPMCB	JPY	(720,550,000)	USD	5,041,777	11/17/23	180,118	—
TD	JPY	(510,500,000)	USD	3,501,516	11/17/23	57,096	—
Total Forward Foreign Currency Exchange Contracts						$3,434,216	$(618)
44

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
	3 month Euro-
314	EURIBOR	$80,184,774	$80,898,942	12/16/24	$—	$(714,168)	$94,831
	3 month Euro-
(314)	EURIBOR	(79,678,510)	(80,292,248)	12/18/23	613,738	—	(11,975)
294	3 month SONIA Index	85,310,063	85,189,511	3/18/25	120,552	—	134,514
	Australian 3 yr
1,298	Treasury Bonds	87,912,447	88,400,083	12/15/23	—	(487,636)	47,743
	Australian 10 yr
312	Treasury Bonds	22,461,785	23,138,016	12/15/23	—	(676,231)	(52,035)
	Canadian Treasury
(4)	10 yr Bonds	(339,054)	(350,530)	12/18/23	11,476	—	(1,232)
170	Euro-Bobl	20,804,037	21,047,771	12/7/23	—	(243,734)	248,543
(7)	Euro-BTP	(812,084)	(852,404)	12/7/23	40,320	—	(10,692)
(238)	Euro-Bund	(32,369,104)	(33,317,638)	12/7/23	948,534	—	(389,007)
(19)	Euro-Buxl	(2,457,937)	(2,686,095)	12/7/23	228,158	—	(144,624)
92	Euro-OAT	11,983,294	12,377,413	12/7/23	—	(394,119)	154,239
(11)	Euro-Schatz	(1,221,007)	(1,225,653)	12/7/23	4,646	—	(2,379)
	E-mini Japanese
(6)	Treasury 10 yr Bonds	(582,173)	(585,574)	12/12/23	3,401	—	(125)
	Japanese Treasury
(8)	10 yr Bonds	(7,760,171)	(7,810,475)	12/13/23	50,304	—	7,972
(149)	Long 10 yr Gilt	(17,117,808)	(17,375,617)	12/27/23	257,809	—	(232,617)
(99)	Short Euro-BTP	(10,901,146)	(10,992,006)	12/7/23	90,860	—	(35,491)
316	US Treasury 2 yr Notes	64,056,656	64,291,855	12/29/23	—	(235,199)	32,094
703	US Treasury 5 yr Notes	74,067,641	74,819,245	12/29/23	—	(751,604)	109,844
	US Treasury 10 yr
(393)	Notes	(42,468,563)	(43,155,597)	12/19/23	687,034	—	(79,826)
	US Treasury 10 yr Ultra
(442)	Notes	(49,310,625)	(50,543,213)	12/19/23	1,232,588	—	(103,592)
	US Treasury Long
(44)	Bonds	(5,006,375)	(5,068,151)	12/19/23	61,776	—	(12,375)
	US Treasury Ultra
60	Bonds	7,121,250	7,203,889	12/19/23	—	(82,639)	22,500
Total Futures Contracts			$203,111,524		$4,351,196	$(3,585,330)	$(223,690)
45

Schedules of investments

Delaware Ivy Global Bond Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared: Protection Purchased/ Moody’s Ratings:
CDX.NA.IG.39[5] 6/20/28-Quarterly		45,800,000	1.000%	$(615,690)	$(461,831)	$—	$(153,859)	$2,386
				(615,690)	(461,831)	—	(153,859)	2,386
Over-The-Counter: Protection Purchased/ Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 6/20/28- Quarterly		2,827,000	1.000%	77,614	113,486	—	(35,872)	—
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly		4,033,000	1.000%	(25,093)	(21,890)	—	(3,203)	—
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly		2,272,000	1.000%	146,033	124,263	21,770	—	—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly		1,494,000	1.000%	96,027	86,362	9,665	—	—
				294,581	302,221	31,435	(39,075)	—
Total CDS Contracts				$(321,109)	$(159,610)	$31,435	$(192,934)	$2,386

IRS Contracts[6] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]		Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
3 yr IRS[7] 6/5/26- (At Maturity/At Maturity)	JPY	15,200,000,000	0.305%/ (0.062)%	$238,212	$—	$238,212	$—	$931
Total IRS Contracts				$238,212	$—	$238,212	$—	$931

The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
46

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,561).
[5]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[7]	Rates resets based on TONAR.

Summary of abbreviations:

BTP – Buoni del Tesoro Poliennali

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup

DAC – Designated Activity Company

EURIBOR – Euro interbank offered rate

GNMA – Government National Mortgage Association

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

OAT – Obligations Assimilables du Tresor

S.F. – Single Family

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SONIA – Sterling Overnight Indexed Average

TD – TD Bank

TONAR – Tokyo Overnight Average Rate

yr – Year

Summary of currencies:

AUD – Australian Dollar

CAD – Canadian Dollar

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

INR – Indian Rupee

JPY – Japanese Yen

KZT – Kazakhstani Tenge

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

47

Schedules of investments

Delaware Ivy Global Growth Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.40%Δ
Austria – 1.05%
Mondi	306,501	$5,132,627
		5,132,627
Brazil – 1.04%
Banco do Brasil	537,734	5,054,746
		5,054,746
Canada – 4.11%
Canadian Natural Resources	201,475	13,029,388
Canadian Pacific Kansas City	94,812	7,047,465
		20,076,853
China – 4.24%
China Mengniu Dairy †	2,388,000	8,004,776
H World Group ADR †	153,124	6,037,679
Tencent Holdings	170,700	6,674,585
		20,717,040
Denmark – 1.75%
Genmab †	24,054	8,551,685
		8,551,685
France – 9.30%
Airbus	80,811	10,848,845
BNP Paribas	137,819	8,805,203
LVMH Moet Hennessy Louis Vuitton	10,053	7,614,282
Thales	52,187	7,343,753
TotalEnergies	64,896	4,275,170
Vinci	58,764	6,524,708
		45,411,961
Germany – 2.99%
Deutsche Telekom	428,635	9,003,668
RWE	150,907	5,608,057
		14,611,725
Hong Kong – 1.18%
Prudential	532,176	5,771,049
		5,771,049
India – 3.81%
ICICI Bank	496,952	5,696,549
NTPC	2,432,975	7,194,220
State Bank of India	795,343	5,732,724
		18,623,493
Italy – 1.56%
Ferrari	25,789	7,626,138
		7,626,138
Japan – 5.41%
Asahi Group Holdings	163,700	6,123,414
ITOCHU	161,700	5,849,506
Mitsubishi UFJ Financial Group	1,082,800	9,191,192
ORIX	281,100	5,253,696
		26,417,808
Netherlands – 0.91%
Shell	137,995	4,450,533
		4,450,533
Taiwan – 1.83%
Taiwan Semiconductor Manufacturing	548,000	8,935,822
		8,935,822
United Kingdom – 3.52%
AstraZeneca	60,563	8,203,592
Reckitt Benckiser Group	126,737	8,959,367
		17,162,959
United States – 55.70%
Abbott Laboratories	48,062	4,654,805
Alphabet Class A †	112,693	14,747,006
Amazon.com †	131,744	16,747,297
Apple	82,338	14,097,089
Aptiv †	76,905	7,582,064
Biogen †	18,665	4,797,092
Casey’s General Stores	20,819	5,652,775
ConocoPhillips	95,660	11,460,068
Danaher	24,702	6,128,566
Darden Restaurants	51,187	7,331,002
Eli Lilly & Co.	17,623	9,465,842
Howmet Aerospace	162,750	7,527,187
Ingersoll Rand	121,512	7,742,745
Intercontinental Exchange	52,554	5,781,991
Intuit	21,578	11,025,063
KLA	14,986	6,873,479
Mastercard Class A	33,049	13,084,430
Microchip Technology	88,323	6,893,610
Microsoft	63,885	20,171,689
Morgan Stanley	79,564	6,497,992
Netflix †	12,910	4,874,816
NVIDIA	19,607	8,528,849
Pinterest Class A †	378,671	10,235,477
Procter & Gamble	64,546	9,414,680
Salesforce †	39,718	8,054,016
Seagate Technology Holdings	132,674	8,749,850
Thermo Fisher Scientific	11,798	5,971,794
UnitedHealth Group	20,138	10,153,378
VeriSign †	38,835	7,865,252
Vertex Pharmaceuticals †	28,619	9,951,971
		272,061,875
Total Common Stocks (cost $377,289,489)		480,606,314
48

	Number of shares	Value (US $)
Preferred Stock – 1.21%
Brazil – 1.21%
Petroleo Brasileiro 11.20% ω	863,508	$5,923,298
Total Preferred Stock (cost $5,243,902)		5,923,298

Short-Term Investments – 0.35%
Money Market Mutual Funds – 0.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	423,750	423,750
Fidelity Investments Money Market
Government Portfolio – Class I (seven-day effective yield 5.23%)	423,750	423,750
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	423,750	423,750
Morgan Stanley Institutional
Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	423,750	423,750
Total Short-Term Investments (cost $1,695,000)		1,695,000
Total Value of Securities–99.96% (cost $384,228,391)		$488,224,612
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 13 in “Security type / country and sector allocations.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

49

Schedules of investments

Delaware Ivy High Income Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 1.84%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 <<, =	23,041,685	$43,611,227
Total Convertible Bond (cost $22,348,102)		43,611,227

Corporate Bonds — 79.99%
Automotive — 1.54%
Ford Motor 4.75% 1/15/43	9,515,000	6,955,241
Ford Motor Credit
6.80% 5/12/28	13,870,000	13,865,399
7.35% 3/6/30	4,855,000	4,921,917
Goodyear Tire & Rubber 5.25% 7/15/31	13,055,000	10,815,219
		36,557,776
Basic Industry — 6.15%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	7,545,000	7,516,857
Chemours 144A 5.75% 11/15/28 #	18,340,000	15,935,347
CP Atlas Buyer 144A 7.00% 12/1/28 #	5,339,000	4,194,088
First Quantum Minerals
144A 6.875% 10/15/27 #	10,294,000	9,889,520
144A 8.625% 6/1/31 #	18,705,000	18,638,255
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	12,090,796
144A 6.125% 4/15/32 #	5,955,000	5,423,793
Novelis 144A 4.75% 1/30/30 #	24,909,000	21,590,865
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	21,172,000	18,237,819
Standard Industries 144A 3.375% 1/15/31 #	23,240,000	17,993,245
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	14,401,120
		145,911,705
Capital Goods — 4.31%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	8,075,311	6,105,265
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	6,896,000	5,757,656
144A 4.00% 9/1/29 #	8,080,000	6,334,123
Bombardier
144A 6.00% 2/15/28 #	15,053,000	13,671,377
144A 7.50% 2/1/29 #	8,018,000	7,619,157
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,010,000	2,801,611
144A 8.75% 4/15/30 #	8,380,000	7,199,587
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	18,385,000	17,757,720
144A 9.25% 4/15/27 #	6,690,000	5,856,927
Sealed Air 144A 5.00% 4/15/29 #	8,655,000	7,792,093
TransDigm 144A 6.875% 12/15/30 #	20,695,000	20,316,679
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	27,345,000	1,093,800
		102,305,995
Consumer Goods — 1.76%
Acushnet 144A 7.375% 10/15/28 #	4,815,000	4,857,131
Cerdia Finanz 144A 10.50% 2/15/27 #	12,495,000	12,317,997
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	29,962,000	24,691,187
		41,866,315
Electric — 2.63%
Calpine
144A 4.625% 2/1/29 #	13,165,000	11,042,373
144A 5.00% 2/1/31 #	1,495,000	1,210,666
144A 5.125% 3/15/28 #	12,255,000	10,926,352
Vistra
144A 7.00% 12/15/26 #, µ, ψ	27,505,000	25,126,230
144A 8.00% 10/15/26 #, µ, ψ	14,795,000	14,100,549
		62,406,170
Energy — 13.52%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	16,875,000	15,193,983
144A 7.00% 11/1/26 #	8,882,000	8,684,471
Bellatrix Exploration 12.50% 12/15/23 =	7,293,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	9,930,000	9,640,558
144A 8.00% 8/1/28 #	16,270,000	16,307,714
CNX Midstream Partners 144A 4.75% 4/15/30 #	7,785,000	6,489,691
CNX Resources 144A 6.00% 1/15/29 #	18,345,000	17,159,247
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	3,199,000	3,068,886
144A 6.00% 2/1/29 #	3,421,000	3,305,678
144A 7.375% 2/1/31 #	9,615,000	9,803,502
EQM Midstream Partners
144A 4.75% 1/15/31 #	20,804,000	17,930,841
6.50% 7/15/48	4,635,000	4,081,035
50

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
7.75% 2/1/28	14,335,000	$13,605,178
8.00% 1/15/27	22,288,000	21,508,464
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	18,755,120
144A 6.00% 2/1/31 #	1,905,000	1,683,170
144A 6.25% 4/15/32 #	8,530,000	7,593,576
Murphy Oil 6.375% 7/15/28	27,202,000	26,764,298
NuStar Logistics
6.00% 6/1/26	10,678,000	10,370,607
6.375% 10/1/30	10,860,000	10,298,864
Southwestern Energy
5.375% 2/1/29	2,990,000	2,756,473
5.375% 3/15/30	21,650,000	19,750,377
Transocean 144A 8.00% 2/1/27 #	12,725,000	12,261,746
USA Compression Partners
6.875% 4/1/26	9,395,000	9,212,719
6.875% 9/1/27	17,405,000	16,891,166
Vital Energy
9.75% 10/15/30	2,975,000	3,044,014
10.125% 1/15/28	15,088,000	15,395,583
Weatherford International 144A 8.625% 4/30/30 #	18,925,000	19,086,620
		320,643,581
Financial Services — 2.60%
AerCap Holdings 5.875% 10/10/79 µ	26,710,000	26,013,743
Air Lease 4.65% 6/15/26 µ, ψ	14,260,000	12,593,558
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	18,084,000	16,537,411
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	7,601,000	6,570,520
		61,715,232
Healthcare — 7.02%
AthenaHealth Group 144A 6.50% 2/15/30 #	9,500,000	7,957,601
Avantor Funding 144A 3.875% 11/1/29 #	14,785,000	12,652,786
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	8,031,282
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	6,025,000	4,947,188
144A 3.50% 4/1/30 #	1,325,000	1,092,641
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	16,520,343
CHS
144A 4.75% 2/15/31 #	12,020,000	8,523,382
144A 5.25% 5/15/30 #	6,560,000	4,995,351
DaVita
144A 3.75% 2/15/31 #	8,365,000	6,366,219
144A 4.625% 6/1/30 #	5,075,000	4,173,484
Heartland Dental 144A 8.50% 5/1/26 #	8,941,000	8,437,622
Medline Borrower
144A 3.875% 4/1/29 #	14,286,000	12,090,422
144A 5.25% 10/1/29 #	20,381,000	17,639,882
Organon & Co. 144A 5.125% 4/30/31 #	21,025,000	16,877,665
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	16,977,000	12,121,238
Tenet Healthcare
4.375% 1/15/30	16,530,000	14,238,930
6.125% 10/1/28	10,415,000	9,786,767
		166,452,803
Insurance — 2.95%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	18,983,402	18,651,193
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	17,390,000	17,537,399
144A 10.50% 12/15/30 #	9,340,000	9,519,881
NFP
144A 6.875% 8/15/28 #	20,781,000	17,828,398
144A 7.50% 10/1/30 #	6,740,000	6,481,604
		70,018,475
Leisure — 5.98%
Boyd Gaming 144A 4.75% 6/15/31 #	14,470,000	12,330,916
Caesars Entertainment
144A 7.00% 2/15/30 #	4,420,000	4,305,618
144A 8.125% 7/1/27 #	10,834,000	10,893,880
Carnival
144A 5.75% 3/1/27 #	18,873,000	17,100,621
144A 6.00% 5/1/29 #	18,890,000	16,134,946
144A 7.625% 3/1/26 #	8,613,000	8,384,489
Light & Wonder International 144A 7.25% 11/15/29 #	18,585,000	18,233,744
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	31,976,000	29,348,746
144A 7.25% 1/15/30 #	6,055,000	6,008,027
Scientific Games Holdings 144A 6.625% 3/1/30 #	22,110,000	19,098,839
		141,839,826
Media — 10.11%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	16,414,000	14,152,804
51

Schedules of investments

Delaware Ivy High Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
AMC Networks 4.25% 2/15/29	16,881,000	$10,381,820
Arches Buyer 144A 6.125% 12/1/28 #	18,049,000	14,672,664
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	9,039,189
144A 4.75% 2/1/32 #	13,515,000	10,827,069
144A 6.375% 9/1/29 #	24,785,000	23,136,064
CMG Media 144A 8.875% 12/15/27 #	24,397,000	19,132,981
CSC Holdings
144A 4.625% 12/1/30 #	28,876,000	15,388,835
144A 5.00% 11/15/31 #	11,141,000	5,985,072
144A 5.75% 1/15/30 #	12,893,000	7,242,845
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	16,035,000	12,169,763
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	23,743,339
DISH DBS 144A 5.75% 12/1/28 #	23,485,000	18,098,128
Gray Escrow II 144A 5.375% 11/15/31 #	18,560,000	12,170,297
Gray Television 144A 4.75% 10/15/30 #	17,600,000	11,681,576
Nexstar Media 144A 4.75% 11/1/28 #	15,495,000	12,844,027
Sirius XM Radio 144A 4.125% 7/1/30 #	24,060,000	19,290,586
		239,957,059
Retail — 3.56%
Asbury Automotive Group
144A 4.625% 11/15/29 #	366,000	314,835
4.75% 3/1/30	12,623,650	10,812,314
Bath & Body Works 6.875% 11/1/35	20,415,000	18,255,773
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	22,964,000	20,885,804
Michaels
144A 5.25% 5/1/28 #	8,827,000	7,059,702
144A 7.875% 5/1/29 #	6,778,000	4,434,384
Murphy Oil USA 4.75% 9/15/29	3,385,000	3,055,978
PetSmart 144A 7.75% 2/15/29 #	20,951,000	19,546,937
		84,365,727
Services — 3.53%
CDW 3.569% 12/1/31	23,215,000	19,145,410
Staples
144A 7.50% 4/15/26 #	27,192,000	22,403,848
144A 10.75% 4/15/27 #	8,151,000	4,797,067
United Rentals North America 3.875% 2/15/31	14,255,000	11,876,123
White Cap Buyer 144A 6.875% 10/15/28 #	17,234,000	15,252,704
White Cap Parent 144A PIK 8.25% 3/15/26 #, >, •	10,700,000	10,337,089
		83,812,241
Technology & Electronics — 4.14%
Clarios Global 144A 8.50% 5/15/27 #	12,920,000	12,907,163
CommScope 144A 8.25% 3/1/27 #	7,780,000	5,095,200
CommScope Technologies 144A 6.00% 6/15/25 #	13,736,000	13,093,953
Entegris Escrow 144A 5.95% 6/15/30 #	21,920,000	20,351,558
NCR
144A 5.00% 10/1/28 #	11,115,000	9,959,338
144A 5.125% 4/15/29 #	4,085,000	3,603,353
144A 5.25% 10/1/30 #	9,991,000	8,619,967
Seagate HDD Cayman
5.75% 12/1/34	7,135,000	6,033,614
144A 8.25% 12/15/29 #	6,515,000	6,697,049
Sensata Technologies 144A 4.00% 4/15/29 #	13,855,000	11,943,604
		98,304,799
Telecommunications — 7.58%
Altice France
144A 5.125% 7/15/29 #	11,143,000	7,938,338
144A 5.50% 10/15/29 #	5,739,000	4,135,438
Altice France Holding 144A 6.00% 2/15/28 #	26,381,000	13,083,414
Connect Finco 144A 6.75% 10/1/26 #	28,718,000	26,821,110
Consolidated Communications
144A 5.00% 10/1/28 #	8,890,000	6,613,004
144A 6.50% 10/1/28 #	25,726,000	20,162,752
Digicel International Finance 144A 8.75% 5/25/24 #	15,719,000	14,174,844
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,665,000	2,278,755
144A 5.875% 10/15/27 #	10,030,000	9,131,495
5.875% 11/1/29	5,789,667	4,234,865
144A 6.00% 1/15/30 #	3,564,000	2,611,600
144A 6.75% 5/1/29 #	15,295,000	11,787,662
144A 8.75% 5/15/30 #	4,190,000	3,982,701
Northwest Fiber 144A 4.75% 4/30/27 #	21,305,000	18,983,288
Sable International Finance 144A 5.75% 9/7/27 #	13,610,000	12,365,025
52

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	15,225,000	$12,318,063
VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	9,109,053
		179,731,407
Transportation — 2.61%
Air Canada 144A 3.875% 8/15/26 #	14,170,000	12,873,843
American Airlines 144A 5.75% 4/20/29 #	13,204,172	12,291,436
Azul Secured Finance
144A 11.50% 5/28/29 #	3,687,992	3,190,930
144A 11.93% 8/28/28 #	14,300,000	14,180,426
Grupo Aeromexico 144A 8.50% 3/17/27 #	20,565,000	19,274,238
		61,810,873
Total Corporate Bonds (cost $2,104,335,900)		1,897,699,984

Loan Agreements — 12.79%
Advantage Sales & Marketing Tranche B-1 9.943% - 10.038% (SOFR01M + 4.61%) 10/28/27 •	6,397,586	6,178,469
Amynta Agency Borrower 10.416% (SOFR01M + 5.10%) 2/28/28 •	25,421,288	25,457,030
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	16,542,465	16,666,533
Bausch & Lomb TBD 5/10/27 X	12,368,396	12,030,480
Clarios Global 9.066% (SOFR01M + 3.75%) 5/6/30 •	12,695,000	12,696,587
CNT Holdings I 2nd Lien 12.05% (SOFR03M + 6.75%) 11/6/28 •	9,822,000	9,846,555
CP Atlas Buyer Tranche B 9.166% (SOFR01M + 3.85%) 11/23/27 •	12,995,169	12,286,932
Foresight Energy Operating Tranche A 13.49% (SOFR03M + 8.10%) 6/30/27 <<, •	7,542,016	7,353,466
Form Technologies Tranche B 10.017% (SOFR03M + 4.60%) 7/22/25 •	36,031,441	33,689,398
Guardian US Holdco 9.39% (SOFR03M + 4.00%) 1/31/30 •	10,410,908	10,432,052
Heartland Dental 10.331% (SOFR01M + 5.00%) 4/28/28 •	5,631,037	5,578,247
Hexion Holdings 2nd Lien 12.756% (SOFR01M + 7.44%) 3/15/30 •	14,490,000	11,954,250
HUB International 9.584% (SOFR03M + 4.25%) 6/20/30 •	5,354,000	5,376,829
Hunter Douglas Holding Tranche B-1 8.891% (SOFR03M + 3.50%) 2/26/29 • 7,109,361 6,940,514 INDICOR 9.89% (SOFR03M + 4.50%) 11/22/29 •	23,272,055	23,348,946
MLN US HoldCo 1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	32,191,651	9,255,100
MLN US HoldCo Tranche B 14.66% (SOFR03M + 9.35%) 10/18/27 •	13,596,147	2,719,229
Northwest Fiber 1st Lien Tranche B-2 9.184% (SOFR01M + 3.86%) 4/30/27 •	6,565,846	6,496,084
PMHC II 9.698% (SOFR03M + 4.40%) 4/23/29 •	2,905,327	2,756,833
Pre-Paid Legal Services 2nd Lien 12.431% (SOFR01M + 7.11%) 12/14/29 •	4,145,000	3,803,038
SPX Flow 9.916% (SOFR01M + 4.60%) 4/5/29 •	16,451,407	16,444,974
SWF Holdings I 9.431% (SOFR01M + 4.11%) 10/6/28 •	16,239,005	13,843,751
UKG 2nd Lien 10.618% (SOFR03M + 5.35%) 5/3/27 •	26,581,000	26,590,489
Vantage Specialty Chemicals 1st Lien 10.081% (SOFR01M + 4.75%) 10/26/26 •	22,064,951	21,658,117
Total Loan Agreements (cost $335,968,207)		303,403,903

	Number of shares
Common Stocks — 3.71%
Basic Industry — 1.42%
BIS Industries Holdings <<, =, †	19,682,813	0
Foresight Energy <<, =, †	1,117,414	33,723,544
Westmoreland Coal =, †	4,238	63,575
		33,787,119
Consumer Goods — 0.00%
ASG Warrant =, †	19,688	0
		0
53

Schedules of investments

Delaware Ivy High Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 0.03%
Maritime Finance <<, =, †	1,750,000	$829,895
Sabine Oil & Gas Holdings =, †	5,385	6,671
		836,566
Financial Services — 0.65%
New Cotai <<, =, †	20,316,462	15,381,268
		15,381,268
Leisure — 1.21%
Studio City International
Holdings †	3,843,131	19,330,949
Studio City International Holdings ADR †	1,874,621	9,429,344
		28,760,293
Retail — 0.39%
True Religion Apparel =, †	395	9,168,694
		9,168,694
Utilities — 0.01%
Larchmont Resources <<, =, †	18,338	214,011
		214,011
Total Common Stocks (cost $303,222,251)		88,147,951

Preferred Stock — 0.09%
True Religion Apparel 6.25% <<, =, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Warrants — 0.03%
California Resources †	40,269	858,132
Total Warrants (cost $3,503,208)		858,132
Total Value of Securities—98.45% (cost $2,776,126,251)		$2,335,771,627
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $1,561,034,535, which represents 65.80% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after September 30, 2023, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

DAC – Designated Activity Company

PIK – Payment-in-kind

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

54

Delaware Ivy International Core Equity Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.92%Δ
Australia – 1.66%
Newcrest Mining	1,362,424	$21,478,797
		21,478,797
Austria – 1.55%
Mondi	1,194,148	19,997,050
		19,997,050
Brazil – 5.38%
Banco do Brasil	3,338,636	31,383,464
MercadoLibre †	30,074	38,130,223
		69,513,687
Canada – 6.42%
Canadian Pacific Kansas City	333,165	24,764,468
Dollarama	543,433	37,441,163
Suncor Energy	604,100	20,774,902
		82,980,533
China – 9.29%
Alibaba Group Holding ADR †	199,802	17,330,825
Budweiser Brewing APAC 144A #	6,691,400	13,210,280
China Mengniu Dairy †	5,157,000	17,286,696
H World Group ADR †	750,088	29,575,970
JD.com ADR	547,859	15,959,132
SITC International Holdings	4,793,000	8,054,691
Tencent Holdings	475,800	18,604,379
		120,021,973
Denmark – 3.90%
Ambu Class B †	593,115	6,209,906
Genmab †	69,491	24,705,460
Novo Nordisk Class B	212,542	19,399,924
		50,315,290
France – 12.66%
Airbus	226,311	30,382,162
BNP Paribas	337,973	21,592,966
L’Oreal	31,473	13,083,663
LVMH Moet Hennessy Louis Vuitton	29,672	22,473,985
Thales	215,451	30,318,259
TotalEnergies	404,827	26,668,889
Vinci	171,669	19,060,820
		163,580,744
Germany – 8.17%
Deutsche Telekom	1,445,714	30,367,863
Heidelberg Materials	171,248	13,310,939
HelloFresh †	680,369	20,342,373
RWE	706,279	26,246,979
SAP	117,912	15,311,044
		105,579,198
Hong Kong – 1.50%
Prudential	1,790,596	19,417,669
		19,417,669
India – 6.94%
Axis Bank	2,414,159	30,138,740
Bharti Airtel	1,469,271	16,391,043
ICICI Bank	1,347,100	15,441,777
NTPC	9,342,493	27,625,417
		89,596,977
Ireland – 0.49%
Experian	190,693	6,261,002
		6,261,002
Japan – 12.36%
Asahi Group Holdings	516,400	19,316,622
Inpex	873,100	13,180,632
Mitsubishi UFJ Financial Group	3,995,700	33,916,926
Mitsui Chemicals	700,600	18,176,032
Renesas Electronics †	1,720,800	26,317,508
Seven & i Holdings	608,400	23,836,871
Tokio Marine Holdings	1,076,153	24,952,289
		159,696,880
Netherlands – 5.27%
Adyen 144A #, †	4,136	3,085,875
ASML Holding	29,007	17,146,283
ING Groep	1,686,663	22,379,467
Shell	789,793	25,471,939
		68,083,564
Republic of Korea – 3.61%
LG	326,582	20,301,001
Samsung Electronics	520,413	26,309,028
		46,610,029
Spain – 1.96%
Banco Bilbao Vizcaya Argentaria	3,108,234	25,336,451
		25,336,451
Switzerland – 1.98%
Alcon	331,850	25,572,361
		25,572,361
Taiwan – 2.12%
Taiwan Semiconductor
Manufacturing	1,681,000	27,410,797
		27,410,797
United Kingdom – 6.41%
AstraZeneca	39,505	5,351,170
AstraZeneca ADR	342,327	23,182,385
Haleon	3,742,134	15,562,453
HSBC Holdings	1,807,539	14,222,485
55

Schedules of investments

Delaware Ivy International Core Equity Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Reckitt Benckiser Group	346,742	$24,512,091
		82,830,584
United States – 4.25%
Schlumberger	220,593	12,860,572
Seagate Technology Holdings	316,551	20,876,538
Stellantis	1,095,697	21,085,664
		54,822,774
Total Common Stocks (cost $1,131,150,235)		1,239,106,360

Preferred Stocks – 1.66%Δ
Brazil – 1.17%
Petroleo Brasileiro 11.20% ω	2,213,998	15,187,087
		15,187,087
Germany – 0.49%
Sartorius 0.45% ω	18,550	6,311,137
		6,311,137
Total Preferred Stocks (cost $20,324,599)		21,498,224

Short-Term Investments – 1.42%
Money Market Mutual Funds – 1.42%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	4,576,773	4,576,773
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	4,576,773	4,576,773
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	4,576,773	4,576,773
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	4,576,773	4,576,773
Total Short-Term Investments (cost $18,307,092)		18,307,092
Total Value of Securities–99.00% (cost $1,169,781,926)		$1,278,911,676
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 15 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $16,296,155, which represents 1.26% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

56

Delaware Ivy Large Cap Growth Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.19%t
Communication Services — 8.91%
Alphabet Class A †	2,465,662	$322,656,529
Alphabet Class C †	406,156	53,551,669
Electronic Arts	961,607	115,777,483
		491,985,681
Consumer Discretionary — 12.21%
Amazon.com †	2,554,950	324,785,244
Booking Holdings †	24,263	74,825,879
Ferrari	402,102	118,837,225
Home Depot	88,654	26,787,692
LVMH Moet Hennessy Louis Vuitton ADR	562,437	84,989,855
NIKE Class B	462,737	44,246,912
		674,472,807
Consumer Staples — 2.44%
Coca-Cola	2,406,715	134,727,906
		134,727,906
Financials — 10.89%
Intercontinental Exchange	1,344,498	147,921,670
S&P Global	345,699	126,321,872
Visa Class A	1,420,738	326,783,947
		601,027,489
Healthcare — 12.18%
Cooper	265,780	84,520,698
Danaher	655,848	162,715,889
Intuitive Surgical †	279,657	81,740,944
UnitedHealth Group	448,162	225,958,799
Veeva Systems Class A †	306,979	62,454,877
Zoetis	318,270	55,372,615
		672,763,822
Industrials — 9.49%
Broadridge Financial Solutions	591,681	105,940,483
Equifax	519,022	95,074,450
JB Hunt Transport Services	491,669	92,689,440
TransUnion	756,190	54,286,880
Union Pacific	49,954	10,172,133
Verisk Analytics	228,952	54,087,620
Waste Connections	833,233	111,903,192
		524,154,198
Information Technology — 39.66%
Adobe †	192,020	97,910,998
Apple	2,346,265	401,704,031
Autodesk †	292,792	60,581,593
Intuit	299,805	153,182,367
Microsoft	2,304,232	727,561,254
Motorola Solutions	657,122	178,894,893
NVIDIA	614,151	267,149,544
Salesforce †	402,348	81,588,127
VeriSign †	1,094,229	221,614,199
		2,190,187,006
Real Estate — 3.41%
CoStar Group †	2,449,676	188,355,588
		188,355,588
Total Common Stocks (cost $2,633,389,218)		5,477,674,497
Total Value of Securities—99.19% (cost $2,633,389,218)		$5,477,674,497
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

57

Schedules of investments

Delaware Ivy Managed International Opportunities Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 100.05%<<
Global / International Equity Funds — 100.05%
Delaware International Equity Fund II Class R6	863,916	$12,768,677
Delaware Ivy International Core Equity Fund Class R6	2,077,010	39,837,057
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	732,267	13,100,248
Total Affiliated Mutual Funds (cost $53,385,308)		65,705,982

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	82,034	82,034
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	82,034	82,034
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	82,033	82,033
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	82,033	82,033
Total Short-Term Investments (cost $328,134)		328,134
Total Value of Securities—100.55% (cost $53,713,442)		$66,034,116
<<	Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

58

Delaware Ivy Mid Cap Growth Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.11%t
Communication Services — 5.43%
Pinterest Class A †	6,125,512	$165,572,589
Trade Desk Class A †	1,715,312	134,051,633
		299,624,222
Consumer Discretionary — 14.03%
BorgWarner	3,197,467	129,081,743
Floor & Decor Holdings Class A †	1,159,398	104,925,519
Foot Locker	1,949,417	33,822,385
Fox Factory Holding †	350,292	34,706,931
Levi Strauss & Co. Class A	3,799,049	51,591,085
Lululemon Athletica †	234,073	90,260,890
National Vision Holdings †	2,012,320	32,559,338
On Holding Class A †	2,843,172	79,097,045
Pool	341,597	121,642,692
Vail Resorts	433,363	96,158,916
		773,846,544
Consumer Staples — 1.55%
Brown-Forman Class B	1,478,645	85,303,030
		85,303,030
Financials — 4.75%
FactSet Research Systems	125,835	55,022,612
Kinsale Capital Group	189,538	78,493,372
MarketAxess Holdings	600,418	128,273,302
		261,789,286
Healthcare — 23.34%
Agilent Technologies	668,030	74,699,115
Bio-Techne	1,419,363	96,616,040
Cooper	257,425	81,863,724
Dexcom †	1,642,698	153,263,723
Edwards Lifesciences †	1,122,935	77,796,937
Envista Holdings †	2,780,141	77,510,331
GE HealthCare Technologies	408,901	27,821,624
Genmab ADR †	1,976,731	69,719,302
IDEXX Laboratories †	199,245	87,123,861
Inspire Medical Systems †	260,375	51,668,815
Intuitive Surgical †	389,249	113,773,590
Ionis Pharmaceuticals †	871,927	39,550,609
Mettler-Toledo International †	34,525	38,256,117
Repligen †	708,393	112,641,571
Veeva Systems Class A †	450,249	91,603,159
West Pharmaceutical Services	248,724	93,323,732
		1,287,232,250
Industrials — 16.83%
A O Smith	1,260,232	83,339,142
Copart †	2,047,614	88,231,687
Fastenal	1,661,928	90,807,746
Generac Holdings †	739,464	80,571,997
HEICO Class A	891,499	115,199,501
Howmet Aerospace	1,502,997	69,513,611
Lincoln Electric Holdings	404,615	73,554,961
Paycom Software	394,359	102,245,458
Rollins	725,924	27,098,743
Trex †	1,344,677	82,872,444
Westinghouse Air Brake
Technologies	492,805	52,370,387
WillScot Mobile Mini Holdings †	1,503,701	62,538,925
		928,344,602
Information Technology — 27.35%
Arista Networks †	149,853	27,562,462
Coherent †	1,834,872	59,890,222
Crowdstrike Holdings Class A †	643,065	107,636,220
DocuSign †	464,179	19,495,518
DoubleVerify Holdings †	1,897,986	53,048,709
EngageSmart †	1,459,717	26,260,309
HubSpot †	151,397	74,563,023
Keysight Technologies †	554,530	73,369,864
Lattice Semiconductor †	719,751	61,848,203
Littelfuse	270,444	66,886,210
Microchip Technology	1,427,260	111,397,643
Monolithic Power Systems	276,384	127,689,408
Novanta †	496,919	71,278,061
Teradyne	1,126,077	113,125,695
Trimble †	1,658,653	89,335,051
Tyler Technologies †	297,285	114,793,630
Universal Display	660,119	103,632,082
Workday Class A †	335,998	72,189,170
Workiva †	796,795	80,747,205
Zebra Technologies Class A †	225,690	53,382,456
		1,508,131,141
Materials — 1.35%
Martin Marietta Materials	181,555	74,524,696
		74,524,696
Real Estate — 4.48%
CoStar Group †	3,214,916	247,194,891
		247,194,891
Total Common Stocks (cost $4,529,307,277)		5,465,990,662

Short-Term Investments — 0.89%
Money Market Mutual Funds — 0.89%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	12,274,892	12,274,892
59

Schedules of investments

Delaware Ivy Mid Cap Growth Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	12,274,892	$12,274,892
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	12,274,891	12,274,891
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	12,274,891	12,274,891
Total Short-Term Investments (cost $49,099,566)		49,099,566
Total Value of Securities—100.00% (cost $4,578,406,843)		$5,515,090,228
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

60

Delaware Ivy Mid Cap Income Opportunities Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.48%t
Consumer Discretionary — 19.28%
Darden Restaurants	212,687	$30,461,032
Garmin	300,752	31,639,110
Polaris	298,725	31,109,222
Service Corp. International	525,449	30,024,156
Tractor Supply	149,952	30,447,754
Travel + Leisure	828,336	30,424,781
Vail Resorts	126,660	28,104,587
		212,210,642
Consumer Staples — 8.05%
Clorox	218,302	28,610,660
McCormick & Co.	399,997	30,255,773
Sysco	449,391	29,682,276
		88,548,709
Financials — 16.92%
Ares Management Class A	303,671	31,238,636
Arthur J. Gallagher & Co.	138,680	31,609,332
Columbia Banking System	1,527,801	31,014,360
Discover Financial Services	355,647	30,809,700
First American Financial	530,691	29,978,735
Glacier Bancorp	1,108,571	31,594,273
		186,245,036
Healthcare — 2.80%
Quest Diagnostics	252,858	30,813,276
		30,813,276
Industrials — 25.57%
Broadridge Financial Solutions	172,387	30,865,893
Fastenal	577,975	31,580,554
L3Harris Technologies	180,336	31,400,104
nVent Electric	574,335	30,434,012
Paychex	275,207	31,739,623
Rollins	861,890	32,174,354
Snap-on	122,555	31,258,878
Stanley Black & Decker	362,803	30,323,075
Watsco	83,642	31,593,256
		281,369,749
Information Technology — 11.52%
Microchip Technology	411,127	32,088,462
NetApp	410,651	31,160,198
Seagate Technology Holdings	491,443	32,410,666
TE Connectivity	251,940	31,122,148
		126,781,474
Materials — 14.34%
Avery Dennison	173,570	31,706,032
Packaging Corp. of America	208,012	31,940,243
PPG Industries	238,533	30,961,583
RPM International	336,771	31,929,258
Sonoco Products	574,231	31,209,455
		157,746,571
Total Common Stocks (cost $868,607,921)		1,083,715,457

Short-Term Investments — 1.08%
Money Market Mutual Funds — 1.08%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	2,956,599	2,956,599
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	2,956,599	2,956,599
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	2,956,600	2,956,600
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,956,600	2,956,600
Total Short-Term Investments (cost $11,826,398)		11,826,398
Total Value of Securities—99.56% (cost $880,434,319)		$1,095,541,855
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

See accompanying notes, which are an integral part of the financial statements.

61

Schedules of investments

Delaware Ivy Small Cap Growth Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.50%
Communication Services — 2.92%
IMAX †	1,065,490	$20,585,267
Iridium Communications	425,423	19,352,492
		39,937,759
Consumer Discretionary — 12.15%
Abercrombie & Fitch Class A †	188,671	10,635,384
Boot Barn Holdings †	261,587	21,238,249
First Watch Restaurant Group †	638,348	11,037,037
Fox Factory Holding †	49,231	4,877,807
Light & Wonder †	212,706	15,172,319
Meritage Homes	140,837	17,237,040
Red Rock Resorts Class A	660,842	27,094,522
Texas Roadhouse	204,710	19,672,631
Visteon †	150,024	20,713,814
Wingstop	104,065	18,715,050
		166,393,853
Consumer Staples — 3.69%
BellRing Brands †	437,725	18,047,402
elf Beauty †	127,086	13,957,855
MGP Ingredients	176,120	18,577,138
		50,582,395
Energy — 5.15%
Cactus Class A	460,784	23,135,965
SM Energy	266,568	10,569,421
Weatherford International †	407,385	36,799,087
		70,504,473
Financials — 8.52%
Flywire †	924,731	29,489,672
Houlihan Lokey	243,951	26,132,031
Kinsale Capital Group	89,169	36,927,558
Seacoast Banking	471,053	10,344,324
Shift4 Payments Class A †	249,217	13,799,145
		116,692,730
Healthcare — 20.75%
Acadia Healthcare †	289,671	20,366,768
Axonics †	307,391	17,250,783
CryoPort †	743,506	10,193,467
Evolent Health Class A †	704,157	19,174,195
Halozyme Therapeutics †	476,733	18,211,201
Harmony Biosciences Holdings †	617,775	20,244,487
HealthEquity †	118,226	8,636,409
Inmode †	778,483	23,712,592
Insmed †	710,333	17,935,908
Option Care Health †	620,435	20,071,072
Pacira BioSciences †	373,124	11,447,444
Progyny †	965,344	32,841,003
R1 RCM †	1,318,522	19,870,127
TransMedics Group †	337,161	18,459,565
Vericel †	768,379	25,756,064
		284,171,085
Industrials — 21.04%
Casella Waste Systems
Class A †	163,233	12,454,678
CBIZ †	640,605	33,247,400
Chart Industries †	82,859	14,013,114
Clean Harbors †	199,953	33,464,134
EnerSys	250,046	23,671,855
Federal Signal	436,784	26,089,108
Herc Holdings	174,568	20,763,118
Kirby †	284,197	23,531,512
Legalzoom.com †	650,115	7,112,258
Parsons †	674,857	36,678,478
Paycor HCM †	1,240,516	28,320,980
SiteOne Landscape Supply †	176,156	28,792,698
		288,139,333
Information Technology — 23.24%
Advanced Energy Industries	137,634	14,192,818
Allegro MicroSystems †	777,370	24,829,198
Belden	251,803	24,311,580
Box Class A †	468,252	11,336,381
Calix †	397,598	18,225,892
CyberArk Software †	237,499	38,895,211
DoubleVerify Holdings †	1,285,280	35,923,576
Instructure Holdings †	669,802	17,012,971
Jamf Holding †	227,959	4,025,756
Onto Innovation †	159,812	20,379,226
Power Integrations	155,601	11,873,912
Rambus †	338,682	18,895,069
Sprout Social Class A †	569,746	28,418,930
Super Micro Computer †	78,929	21,643,910
Tenable Holdings †	630,931	28,265,709
		318,230,139
Materials — 2.04%
ATI †	677,485	27,878,508
		27,878,508
Total Common Stocks (cost $1,280,356,695)		1,362,530,275

Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	1,676,885	1,676,885
62

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,676,885	$1,676,885
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	1,676,885	1,676,885
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,676,885	1,676,885
Total Short-Term Investments (cost $6,707,540)		6,707,540
Total Value of Securities—99.99% (cost $1,287,064,235)		$1,369,237,815
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

63

Schedules of investments

Delaware Ivy Smid Cap Core Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.47%
Basic Materials — 8.13%
Beacon Roofing Supply †	50,022	$3,860,198
Boise Cascade	38,206	3,936,746
Huntsman	168,925	4,121,770
Kaiser Aluminum	23,914	1,799,768
Minerals Technologies	55,005	3,012,074
Reliance Steel & Aluminum	15,544	4,076,103
Westrock	56,150	2,010,170
Worthington Industries	34,571	2,137,179
		24,954,008
Business Services — 4.88%
ABM Industries	50,411	2,016,944
Aramark	73,682	2,556,765
ASGN †	31,017	2,533,469
Casella Waste Systems Class A †	20,727	1,581,470
Clean Harbors †	16,089	2,692,655
WillScot Mobile Mini Holdings †	86,632	3,603,025
		14,984,328
Capital Goods — 11.62%
Ameresco Class A †	26,873	1,036,223
Barnes Group	20,202	686,262
Carlisle	10,840	2,810,378
Chart Industries †	7,701	1,302,393
Coherent †	53,593	1,749,275
Federal Signal	37,566	2,243,817
Gates Industrial †	69,598	808,033
Graco	29,047	2,116,945
Kadant	7,303	1,647,192
KBR	44,790	2,639,923
Lincoln Electric Holdings	19,987	3,633,437
MasTec †	28,666	2,063,092
Quanta Services	26,809	5,015,160
Tetra Tech	15,287	2,324,083
WESCO International	22,926	3,297,217
Zurn Elkay Water Solutions	81,424	2,281,500
		35,654,930
Consumer Discretionary — 4.74%
BJ’s Wholesale Club Holdings †	38,153	2,722,980
Dick’s Sporting Goods	28,532	3,098,004
Five Below †	21,737	3,497,483
Malibu Boats Class A †	43,796	2,146,880
Steven Madden	96,393	3,062,406
		14,527,753
Consumer Services — 2.15%
Brinker International †	47,043	1,486,089
Jack in the Box	15,786	1,090,181
Texas Roadhouse	21,571	2,072,973
Wendy’s	95,830	1,955,890
		6,605,133
Consumer Staples — 3.54%
Casey’s General Stores	14,444	3,921,835
Helen of Troy †	12,521	1,459,448
J & J Snack Foods	16,398	2,683,532
YETI Holdings †	58,260	2,809,297
		10,874,112
Credit Cyclicals — 3.77%
BorgWarner	59,104	2,386,028
Dana	82,087	1,204,216
KB Home	31,918	1,477,165
La-Z-Boy	50,334	1,554,314
Phinia	11,821	316,685
Taylor Morrison Home †	36,111	1,538,690
Toll Brothers	41,947	3,102,400
		11,579,498
Energy — 5.31%
Chesapeake Energy	58,700	5,061,701
Liberty Energy	417,766	7,737,027
Southwestern Energy †	541,354	3,491,733
		16,290,461
Financials — 12.62%
Axis Capital Holdings	51,366	2,895,501
Columbia Banking System	123,115	2,499,235
East West Bancorp	69,269	3,651,169
Essent Group	58,614	2,771,856
Hamilton Lane Class A	27,581	2,494,426
Kemper	66,502	2,795,079
NMI Holdings Class A †	42,220	1,143,740
Primerica	22,139	4,295,187
Reinsurance Group of America	24,068	3,494,433
SouthState	34,904	2,351,133
Stifel Financial	59,015	3,625,882
Valley National Bancorp	207,120	1,772,947
Webster Financial	77,881	3,139,383
WSFS Financial	49,171	1,794,742
		38,724,713
Healthcare — 13.46%
Amicus Therapeutics †	132,434	1,610,397
Apellis Pharmaceuticals †	40,979	1,558,841
Azenta †	31,788	1,595,440
Bio-Techne	33,169	2,257,814
Blueprint Medicines †	33,644	1,689,602
Catalent †	34,782	1,583,624
Encompass Health	37,556	2,522,261
Exact Sciences †	27,644	1,885,874
Halozyme Therapeutics †	60,937	2,327,793
ICON †	4,965	1,222,631
Insmed †	71,082	1,794,820
Inspire Medical Systems †	9,800	1,944,712
64

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Intra-Cellular Therapies †	24,926	$1,298,395
Lantheus Holdings †	21,840	1,517,443
Ligand Pharmaceuticals †	22,823	1,367,554
Natera †	43,380	1,919,565
Neurocrine Biosciences †	29,832	3,356,100
OmniAb †	85,241	442,401
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
PTC Therapeutics †	23,782	532,955
QuidelOrtho †	16,892	1,233,792
Repligen †	14,790	2,351,758
Shockwave Medical †	11,383	2,266,355
Supernus Pharmaceuticals †	46,836	1,291,269
Travere Therapeutics †	71,304	637,458
Ultragenyx Pharmaceutical †	30,801	1,098,056
		41,306,910
Media — 1.86%
IMAX †	98,608	1,905,106
Interpublic Group	84,680	2,426,929
Nexstar Media Group	9,473	1,358,144
		5,690,179
Real Estate Investment Trusts — 6.07%
Brixmor Property Group	142,405	2,959,176
Camden Property Trust	25,917	2,451,230
DiamondRock Hospitality	129,597	1,040,664
EastGroup Properties	13,834	2,303,776
First Industrial Realty Trust	62,936	2,995,124
Kite Realty Group Trust	129,405	2,771,855
National Storage Affiliates Trust	41,781	1,326,129
Pebblebrook Hotel Trust	90,766	1,233,510
Physicians Realty Trust	125,235	1,526,615
		18,608,079
Technology — 14.97%
Box Class A †	46,717	1,131,019
DoubleVerify Holdings †	48,861	1,365,665
Dynatrace †	52,852	2,469,774
ExlService Holdings †	134,830	3,780,633
Guidewire Software †	25,715	2,314,350
MACOM Technology Solutions Holdings †	34,863	2,844,123
MaxLinear †	62,943	1,400,482
Paycom Software	2,815	729,845
Procore Technologies †	32,378	2,114,931
PTC †	31,922	4,522,709
Q2 Holdings †	43,051	1,389,256
Rapid7 †	24,089	1,102,794
Regal Rexnord	15,523	2,217,926
Semtech †	72,485	1,866,489
Silicon Laboratories †	13,523	1,567,180
Smartsheet Class A †	53,479	2,163,760
Sprout Social Class A †	21,815	1,088,132
SPS Commerce †	4,429	755,632
Tyler Technologies †	1,707	659,141
Varonis Systems †	66,818	2,040,622
WNS Holdings ADR †	45,270	3,099,184
Workiva †	15,031	1,523,242
Yelp †	50,852	2,114,935
Ziff Davis †	26,145	1,665,175
		45,926,999
Transportation — 3.84%
Allegiant Travel	14,497	1,114,239
ArcBest	5,201	528,682
Kirby †	42,663	3,532,496
Knight-Swift Transportation Holdings	59,228	2,970,284
Saia †	1,346	536,583
Werner Enterprises	64,454	2,510,483
XPO †	8,022	598,923
		11,791,690
Utilities — 1.51%
Black Hills	45,732	2,313,582
Spire	40,773	2,306,936
		4,620,518
Total Common Stocks (cost $302,132,487)		302,139,311

Short-Term Investments — 1.42%
Money Market Mutual Funds — 1.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,090,234	1,090,234
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,090,235	1,090,235
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,090,235	1,090,235
65

Schedules of investments

Delaware Ivy Smid Cap Core Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,090,233	$1,090,233
Total Short-Term Investments (cost $4,360,937)		4,360,937
Total Value of Securities—99.89% (cost $306,493,424)		$306,500,248
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

66

Delaware Ivy Systematic Emerging Markets Equity Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.48%
Communication Services — 11.72%
37 Interactive Entertainment Network Technology Group Class A	200,100	$598,111
America Movil	5,134,533	4,434,068
Baidu Class A †	324,950	5,535,514
Bharti Airtel	636,891	7,105,093
China United Network Communications Class A	1,392,900	941,037
G-bits Network Technology Xiamen Class A	28,700	1,436,641
JYP Entertainment	13,715	1,138,848
Kuaishou Technology 144A #, †	246,800	1,980,779
NetEase	866,700	17,652,858
Saudi Telecom	1,102,056	11,048,623
Sitios Latinoamerica †	1	0
Tencent Holdings	987,920	38,628,915
Tencent Music Entertainment Group ADR †	128,377	819,045
Turkcell Iletisim Hizmetleri †	585,633	1,138,437
Yandex Class A =, †	195,088	0
		92,457,969
Consumer Discretionary — 14.31%
Alibaba Group Holding †	1,343,600	14,686,872
Alibaba Group Holding ADR †	24,962	2,165,204
ANTA Sports Products	49,600	558,328
BYD Class H	92,500	2,858,529
Ford Otomotiv Sanayi	26,626	820,576
Geely Automobile Holdings	3,100,000	3,657,794
H World Group ADR †	27,416	1,081,013
Hyundai Mobis	5,205	926,377
Hyundai Motor	84,696	11,976,352
JD.com Class A	382,161	5,617,036
Kia	276,345	16,633,282
LG Electronics	40,555	3,026,111
Li Auto Class A †	170,400	3,009,382
Li Ning	652,500	2,745,500
Lojas Renner	361,466	963,612
Maruti Suzuki India	23,106	2,952,370
Meituan Class B 144A #, †	678,112	9,923,654
Naspers Class N	35,916	5,739,257
PDD Holdings ADR †	69,440	6,809,981
Shenzhou International Group Holdings	295,700	2,832,032
Tata Motors	159,222	1,208,336
Tofas Turk Otomobil Fabrikasi	513,804	5,537,469
Vipshop Holdings ADR †	199,512	3,194,187
Yum China Holdings	70,297	3,916,949
		112,840,203
Consumer Staples — 8.40%
Ambev	3,335,313	8,705,634
Anhui Gujing Distillery Class A	15,400	574,994
BIM Birlesik Magazalar	239,555	2,400,050
China Mengniu Dairy †	1,515,000	5,078,407
China Resources Beer Holdings	1,002,000	5,495,617
Chongqing Brewery Class A	36,601	428,246
CP ALL	1,465,000	2,434,123
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	104,115	3,091,306
ITC	2,813,806	15,058,244
Jiangsu Yanghe Brewery Joint- Stock Class A	45,900	817,634
Kweichow Moutai Class A	15,501	3,844,443
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	2,805,796
Wal-Mart de Mexico	3,419,669	12,907,521
Wuliangye Yibin Class A	122,161	2,632,423
		66,274,438
Energy — 6.53%
China Petroleum & Chemical
Class H	3,856,000	2,107,494
China Shenhua Energy Class A	479,592	2,056,425
China Shenhua Energy Class H	1,403,000	4,550,687
Guanghui Energy Class A	712,238	746,057
LUKOIL PJSC =	276,569	0
PetroChina Class H	5,788,000	4,360,799
Petroleo Brasileiro	318,171	2,388,237
Polski Koncern Naftowy ORLEN	129,944	1,746,011
Prio †	369,976	3,459,405
PTT Exploration & Production	1,727,700	8,113,607
Reliance Industries	415,765	11,740,779
Saudi Arabian Oil 144A #	334,667	3,123,184
Shaanxi Coal Industry Class A	1,611,000	4,083,269
Shanxi Coking Coal Energy Group Class A	480,700	662,229
Shanxi Lu’an Environmental Energy Development Class A	921,000	2,402,639
		51,540,822
Financials — 22.05%
Agricultural Bank of China Class A	9,601,600	4,736,786
Al Rajhi Bank	530,960	9,612,762
Axis Bank	1,071,624	13,378,322
Banco do Brasil	866,212	8,142,467
Bank Central Asia	27,910,500	15,937,248
Bank of China Class A	6,168,879	3,188,458
Bank of China Class H	34,775,000	12,167,553
Bank Rakyat Indonesia Persero	48,301,000	16,329,520
BB Seguridade Participacoes	1,326,513	8,254,832
China Construction Bank Class A	3,020,500	2,610,460
67

Consolidated schedules of investments

Delaware Ivy Systematic Emerging Markets Equity Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
China Construction Bank Class H	14,375,000	$8,113,639
China Life Insurance Class H	829,000	1,291,516
China Merchants Bank Class H	566,500	2,365,556
Credicorp	18,503	2,367,829
FirstRand	4,345,437	14,656,347
Grupo Financiero Banorte Class O	983,000	8,239,094
Hana Financial Group	57,495	1,801,232
ICICI Bank	2,240,338	25,680,945
Industrial & Commercial Bank of China Class H	12,798,000	6,161,252
Jio Financial Services †	434,439	1,209,547
Kasikornbank	442,300	1,530,513
KB Financial Group	78,074	3,184,396
Ping An Insurance Group Co. of China Class H	337,500	1,932,955
Saudi National Bank	120,000	1,049,474
Sberbank of Russia ADR =, †	1,032,386	0
		173,942,703
Healthcare — 1.42%
Bangkok Dusit Medical Services Class F	1,868,700	1,372,818
China Resources Sanjiu Medical & Pharmaceutical Class A	359,300	2,465,497
Imeik Technology Development Class A	29,574	1,587,109
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,311,237
Wuxi Biologics Cayman 144A #, †	596,500	3,477,257
		11,213,918
Industrials — 6.29%
Airports of Thailand †	1,594,300	3,053,963
China National Chemical Engineering Class A	1,672,100	1,787,571
Eva Airways	2,436,000	2,247,324
Evergreen Marine Taiwan	503,200	1,809,658
GoodWe Technologies Class A	36,894	671,037
Guangzhou Great Power Energy & Technology Class A †	111,300	504,616
Hanwha Aerospace	27,932	2,161,597
Hindustan Aeronautics	89,014	2,066,832
KOC Holding	1,072,958	5,740,757
Larsen & Toubro	736,228	26,806,222
Yang Ming Marine Transport	913,000	1,286,445
ZTO Express Cayman ADR	59,679	1,442,441
		49,578,463
Information Technology — 24.59%
Accton Technology	66,000	1,012,584
Delta Electronics	299,794	3,019,501
E Ink Holdings	188,000	1,048,286
HCL Technologies	218,011	3,241,762
Hon Hai Precision Industry	1,940,000	6,253,078
Infosys	1,006,023	17,390,101
Largan Precision	73,000	4,836,141
Lenovo Group	1,030,000	1,061,442
Lite-On Technology	2,588,000	9,770,759
MediaTek	478,879	10,948,547
Micro-Star International	884,000	4,497,190
Nan Ya Printed Circuit Board	91,000	754,187
Novatek Microelectronics	458,000	6,014,273
Quanta Computer	178,000	1,332,172
Samsung Electronics	862,657	43,610,877
Taiwan Semiconductor Manufacturing	3,232,404	52,708,369
Tata Consultancy Services	394,134	16,747,595
Unimicron Technology	743,000	4,008,681
United Microelectronics	1,668,000	2,342,150
Wiwynn	73,000	3,404,037
		194,001,732
Materials — 2.97%
Cemex †	1,025,000	667,551
Gold Fields	52,744	571,935
LG Chem	14,376	5,263,574
POSCO Holdings	14,735	5,805,131
Tata Steel	1,332,556	2,068,447
Vale	451,129	6,057,176
YongXing Special Materials Technology Class A	111,930	697,344
Yunnan Aluminium Class A	715,100	1,483,705
Zhongjin Gold Class A	539,100	805,043
		23,419,906
Real Estate — 0.94%
China Overseas Land & Investment	107,500	222,936
China Resources Land	1,486,000	5,920,507
Etalon Group GDR †	2,791,564	0
KE Holdings ADR	80,700	1,252,464
		7,395,907
Utilities — 0.26%
Centrais Eletricas Brasileiras	283,579	2,074,989
		2,074,989
Total Common Stocks (cost $729,404,444)		784,741,050
68

	Number of shares	Value (US $)
Preferred Stock — 0.92%
Petroleo Brasileiro 11.20% ω	1,057,598	$7,254,674
Total Preferred Stock (cost $3,225,745)		7,254,674

Short-Term Investments — 0.19%
Money Market Mutual Funds — 0.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	368,682	368,682
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	368,681	368,681
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	368,682	368,682
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	368,682	368,682
Total Short-Term Investments (cost $1,474,727)		1,474,727
Total Value of Securities—100.59% (cost $734,104,916)		$793,470,451
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $18,504,874, which represents 2.35% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

69

Schedules of investments

Delaware Ivy Value Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.88%
Communication Services — 9.16%
Comcast Class A	395,600	$17,540,904
Verizon Communications	498,139	16,144,685
Walt Disney †	207,308	16,802,313
		50,487,902
Consumer Discretionary — 6.35%
Lowe’s	81,867	17,015,237
TJX	202,645	18,011,088
		35,026,325
Consumer Staples — 10.24%
Archer-Daniels-Midland	228,700	17,248,554
Conagra Brands	563,378	15,447,825
Dollar General	97,519	10,317,510
Dollar Tree †	126,185	13,432,393
		56,446,282
Energy — 3.19%
ConocoPhillips	146,991	17,609,522
		17,609,522
Financials — 14.91%
Allstate	164,603	18,338,420
American International Group	300,140	18,188,484
Fidelity National Information Services	283,403	15,663,684
Truist Financial	502,933	14,388,913
US Bancorp	471,700	15,594,402
		82,173,903
Healthcare — 18.16%
Baxter International	426,959	16,113,433
Cigna Group	65,777	18,816,826
CVS Health	222,581	15,540,606
Hologic †	238,070	16,522,058
Johnson & Johnson	104,672	16,302,664
Merck & Co.	163,536	16,836,031
		100,131,618
Industrials — 11.99%
Dover	122,010	17,021,615
Honeywell International	94,280	17,417,287
Northrop Grumman	40,400	17,783,676
RTX	193,200	13,904,604
		66,127,182
Information Technology — 15.58%
Cisco Systems	328,919	17,682,686
Cognizant Technology Solutions Class A	251,573	17,041,555
Motorola Solutions	65,446	17,817,019
Oracle	152,077	16,107,996
Teledyne Technologies †	42,157	17,224,507
		85,873,763
Materials — 3.20%
DuPont de Nemours	236,840	17,665,896
		17,665,896
Real Estate — 3.00%
Equity Residential	282,096	16,561,856
		16,561,856
Utilities — 3.10%
Edison International	269,859	17,079,376
		17,079,376
Total Common Stocks (cost $597,997,704)		545,183,625

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	991,658	991,658
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	991,658	991,658
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	991,658	991,658
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	991,659	991,659
Total Short-Term Investments (cost $3,966,633)		3,966,633
Total Value of Securities—99.60% (cost $601,964,337)		$549,150,258
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

70

Statements of assets and liabilities

Ivy Funds	September 30, 2023 (Unaudited)
	Delaware Global Equity Fund II	Delaware International Equity Fund II	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund
Assets:
Investments, at value*	$261,696,413	$95,201,589	$376,595,090	$3,236,780,905
Foreign currencies, at value∆	3,439	402,069	20,287	—
Cash collateral due from brokers	—	—	899,091	—
Foreign tax reclaims receivable	1,130,740	1,018,893	—	108,346
Dividends and interest receivable	578,954	250,138	3,203,838	893,654
Receivable for fund shares sold	409,260	43,993	553,475	3,128,620
Prepaid expenses	84,376	69,259	98,126	47,367
Receivable for securities sold	—	4,967,638	6,969,417	—
Variation margin due from broker on futures contracts	—	—	89,547	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	36,306	—
Other assets	38,088	36,517	53,664	138,723
Total Assets	263,941,270	101,990,096	388,518,841	3,241,097,615
Liabilities:
Due to custodian	—	3,604,314	924,636	—
Payable for securities purchased	781,352	—	4,965,575	—
Payable for fund shares redeemed	546,913	255,385	1,388,626	4,781,016
Other accrued expenses	194,338	80,842	353,593	2,323,293
Investment management fees payable to affiliates	140,857	33,885	17,254	1,680,103
Administration expenses payable to affiliates	97,339	40,794	160,402	164,458
Distribution fees payable to affiliates	38,175	8,233	29,355	541,720
Distribution payable	—	—	7,342	—
Total Liabilities	1,798,974	4,023,453	7,846,783	9,490,590
Total Net Assets	$262,142,296	$97,966,643	$380,672,058	$3,231,607,025

Net Assets Consist of:
Paid-in capital	$294,176,487	$119,203,353	$510,283,184	$1,752,076,626
Total distributable earnings (loss)	(32,034,191)	(21,236,710)	(129,611,126)	1,479,530,399
Total Net Assets	$262,142,296	$97,966,643	$380,672,058	$3,231,607,025
71

Statements of assets and liabilities

Ivy Funds

	Delaware Global Equity Fund II	Delaware International Equity Fund II	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund
Net Asset Value

Class A:
Net assets	$169,410,442	$36,283,222	$120,663,196	$2,450,695,983
Shares of beneficial interest outstanding, unlimited authorization, no par	22,379,502	2,553,764	13,752,139	161,249,728
Net asset value per share	$7.57	$14.21	$8.77	$15.20
Sales charge	5.75%	5.75%	4.50%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.03	$15.08	$9.18	$16.13

Class C:
Net assets	$1,988,928	$349,902	$3,106,987	$15,773,672
Shares of beneficial interest outstanding, unlimited authorization, no par	265,510	27,252	354,100	1,380,026
Net asset value per share	$7.49	$12.84	$8.77	$11.43

Class I:
Net assets	$88,236,193	$21,912,664	$192,649,641	$677,876,744
Shares of beneficial interest outstanding, unlimited authorization, no par	11,610,103	1,488,100	21,955,354	37,038,593
Net asset value per share	$7.60	$14.73	$8.77	$18.30

Class R:
Net assets	$220,057	$145,749	$867,592	$168,286
Shares of beneficial interest outstanding, unlimited authorization, no par	29,128	10,321	98,867	11,259
Net asset value per share	$7.55	$14.12	$8.78	$14.95

Class R6:
Net assets	$1,178,470	$38,606,022	$58,820,145	$61,280,497
Shares of beneficial interest outstanding, unlimited authorization, no par	154,596	2,612,751	6,704,447	3,336,288
Net asset value per share	$7.62	$14.78	$8.77	$18.37

Class Y:
Net assets	$1,108,206	$669,084	$4,564,497	$25,811,843
Shares of beneficial interest outstanding, unlimited authorization, no par	146,323	46,150	520,218	1,482,617
Net asset value per share	$7.57	$14.50	$8.77	$17.41

*Investments, at cost	$269,969,553	$97,122,918	$411,649,099	$2,053,458,821
∆Foreign currencies, at cost	8,000	402,918	20,351	—

See accompanying notes, which are an integral part of the financial statements.

72

	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund
Assets:
Investments, at value*	$404,025,875	$488,224,612	$2,232,607,786	$1,278,911,676
Investments of affiliated issuers, at value**	—	—	103,163,841	—
Foreign currencies, at value∆	682,481	797,763	—	4,542,398
Cash	9,193,570	—	—	14,748
Cash collateral due from brokers	2,356,732	—	—	—
Receivable for securities sold	6,555,386	2,204,847	29,216,875	1,801,845
Dividends and interest receivable	4,107,671	360,496	41,868,941	2,890,607
Unrealized appreciation on forward foreign currency exchange contracts	3,434,216	—	—	—
Receivable for fund shares sold	329,926	621,336	6,149,844	1,385,230
Upfront payments paid on over-the-counter credit default swap contracts	302,221	—	—	—
Prepaid expenses	67,598	76,832	100,273	76,967
Unrealized appreciation on over-the-counter credit default swap contracts	31,435	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	2,386	—	—	—
Variation margin due from broker on centrally cleared interest rate swap contracts	931	—	—	—
Foreign tax reclaims receivable	—	436,033	—	7,474,559
Other assets	42,731	59,752	127,957	48,267
Total Assets	431,133,159	492,781,671	2,413,235,517	1,297,146,297
Liabilities:
Due to custodian	—	—	7,107,930	—
Payable for securities purchased	6,777,305	1,459,230	16,966,406	—
Cash collateral due to brokers	4,380,000	—	—	—
Payable for fund shares redeemed	473,683	940,819	11,450,576	2,475,108
Other accrued expenses	248,230	969,105	3,448,583	884,448
Variation margin due to broker on futures contracts	223,690	—	—	—
Investment management fees payable to affiliates	176,555	278,369	1,109,079	590,246
Administration expenses payable to affiliates	79,458	159,981	159,177	159,177
Unrealized depreciation on over-the-counter credit default swap contracts	39,075	—	—	—
Distribution fees payable to affiliates	22,431	65,317	364,085	99,096
Unrealized depreciation on forward foreign currency exchange contracts	618	—	—	—
Distribution payable	—	—	200,544	—
Accrued capital gains taxes on appreciated securities	—	501,864	—	1,114,142
Total Liabilities	12,421,045	4,374,685	40,806,380	5,322,217
Total Net Assets	$418,712,114	$488,406,986	$2,372,429,137	$1,291,824,080

Net Assets Consist of:
Paid-in capital	$545,008,528	$358,161,610	$4,504,725,897	$1,203,914,339
Total distributable earnings (loss)	(126,296,414)	130,245,376	(2,132,296,760)	87,909,741
Total Net Assets	$418,712,114	$488,406,986	$2,372,429,137	$1,291,824,080
73

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund
Net Asset Value

Class A:
Net assets	$98,581,347	$310,955,152	$1,111,081,420	$267,107,966
Shares of beneficial interest outstanding, unlimited authorization, no par	11,281,553	10,339,260	192,375,784	14,107,122
Net asset value per share	$8.74	$30.08	$5.78	$18.93
Sales charge	4.50%	5.75%	4.50%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.15	$31.92	$6.05	$20.08

Class C:
Net assets	$1,661,565	$2,043,334	$123,408,892	$21,681,107
Shares of beneficial interest outstanding, unlimited authorization, no par	190,252	108,816	21,366,494	1,320,983
Net asset value per share	$8.73	$18.78	$5.78	$16.41

Class I:
Net assets	$173,736,815	$168,736,075	$1,001,070,883	$673,110,979
Shares of beneficial interest outstanding, unlimited authorization, no par	19,887,997	5,329,034	173,330,300	35,199,678
Net asset value per share	$8.74	$31.66	$5.78	$19.12

Class R:
Net assets	$231,247	$692,727	$32,798,875	$39,019,365
Shares of beneficial interest outstanding, unlimited authorization, no par	26,527	23,788	5,678,634	2,066,005
Net asset value per share	$8.72	$29.12	$5.78	$18.89

Class R6:
Net assets	$142,656,138	$4,431,601	$47,154,449	$251,625,338
Shares of beneficial interest outstanding, unlimited authorization, no par	16,328,263	139,159	8,164,139	13,118,319
Net asset value per share	$8.74	$31.85	$5.78	$19.18

Class Y:
Net assets	$1,845,002	$1,548,097	$56,914,618	$39,279,325
Shares of beneficial interest outstanding, unlimited authorization, no
par	211,177	50,944	9,853,967	2,058,038
Net asset value per share	$8.74	$30.39	$5.78	$19.09

*Investments, at cost	$427,107,792	$384,228,391	$2,502,302,765	$1,169,781,926
**Investments of affiliated issuers, at cost	—	—	273,823,486	—
∆Foreign currencies, at cost	677,349	803,573	—	4,574,690

See accompanying notes, which are an integral part of the financial statements.

74

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Assets:
Investments, at value*	$5,477,674,497	$328,134	$5,515,090,228	$1,095,541,855
Investments of affiliated issuers, at value**	—	65,705,982	—	—
Cash	48,847,359	—	—	235,281
Receivable for fund shares sold	11,844,309	125,459	25,553,109	1,965,305
Dividends and interest receivable	2,316,032	1,459	968,811	720,105
Prepaid expenses	307,173	—	1,521,691	100,841
Foreign tax reclaims receivable	42,977	—	—	87,612
Receivable for securities sold	—	17,494	66,227,278	5,365,590
Other assets	113,573	33,443	67,060	88,610
Total Assets	5,541,145,920	66,211,971	5,609,428,177	1,104,105,199
Liabilities:
Payable for fund shares redeemed	15,221,208	142,306	14,312,679	2,788,484
Investment management fees payable to affiliates	2,296,949	2,778	3,003,046	616,649
Other accrued expenses	723,085	359,224	880,764	65,515
Distribution fees payable to affiliates	514,315	7,016	417,793	50,914
Administration expenses payable to affiliates	159,453	29,019	159,177	178,519
Payable for securities purchased	—	—	75,550,394	—
Total Liabilities	18,915,010	540,343	94,323,853	3,700,081
Total Net Assets	$5,522,230,910	$65,671,628	$5,515,104,324	$1,100,405,118

Net Assets Consist of:
Paid-in capital	$2,510,559,680	$56,760,618	$4,262,267,983	$854,633,292
Total distributable earnings (loss)	3,011,671,230	8,911,010	1,252,836,341	245,771,826
Total Net Assets	$5,522,230,910	$65,671,628	$5,515,104,324	$1,100,405,118
75

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Net Asset Value

Class A:
Net assets	$2,162,788,109	$31,218,178	$1,397,507,310	$155,215,036
Shares of beneficial interest outstanding, unlimited authorization, no par	79,584,658	3,399,325	56,583,531	9,221,674
Net asset value per share	$27.18	$9.18	$24.70	$16.83
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$28.84	$9.74	$26.21	$17.86

Class C:
Net assets	$48,789,141	$460,494	$62,552,112	$17,761,655
Shares of beneficial interest outstanding, unlimited authorization, no par	2,599,031	52,528	3,468,066	1,057,596
Net asset value per share	$18.77	$8.77	$18.04	$16.79

Class I:
Net assets	$3,085,629,406	$33,766,870	$2,728,832,091	$827,207,199
Shares of beneficial interest outstanding, unlimited authorization, no par	103,701,072	3,625,566	96,658,096	49,120,205
Net asset value per share	$29.76	$9.31	$28.23	$16.84

Class R:
Net assets	$12,368,466	$99,913	$51,577,344	$7,795,780
Shares of beneficial interest outstanding, unlimited authorization, no par	493,257	10,981	2,211,671	463,263
Net asset value per share	$25.08	$9.10	$23.32	$16.83

Class R6:
Net assets	$186,630,512	$48,629	$1,068,620,479	$80,770,470
Shares of beneficial interest outstanding, unlimited authorization, no par	6,215,111	5,216	37,384,813	4,795,334
Net asset value per share	$30.03	$9.32	$28.58	$16.84

Class Y:
Net assets	$26,025,276	$77,544	$206,014,988	$11,654,978
Shares of beneficial interest outstanding, unlimited authorization, no par	918,818	8,425	7,774,502	688,450
Net asset value per share	$28.32	$9.20	$26.50	$16.93

*Investments, at cost	$2,633,389,218	$328,134	$4,578,406,843	$880,434,319
**Investments of affiliated issuers, at cost	—	53,385,308	—	—

See accompanying notes, which are an integral part of the financial statements.

76

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Assets:
Investments, at value*	$1,369,237,815	$306,500,248	$793,470,451	$549,150,258
Foreign currencies, at value∆	—	—	4,642,184	—
Cash	—	—	297,533	—
Receivable for securities sold	7,999,533	309,203	396,906	1,809,269
Receivable for fund shares sold	1,614,947	905,862	945,279	940,871
Prepaid expenses	87,153	64,567	86,003	84,229
Dividends and interest receivable	75,720	230,038	1,243,540	1,167,319
Foreign tax reclaims receivable	—	—	43,604	11,363
Other assets	75,038	60,437	47,898	64,540
Total Assets	1,379,090,206	308,070,355	801,173,398	553,227,849
Liabilities:
Payable for securities purchased	4,001,349	—	5,162,518	—
Payable for fund shares redeemed	3,503,103	594,151	1,581,699	1,332,021
Other accrued expenses	1,112,544	279,099	120,298	43,666
Investment management fees payable to affiliates	796,491	209,121	339,109	299,281
Administration expenses payable to affiliates	174,419	116,068	160,547	158,912
Distribution fees payable to affiliates	169,805	39,457	57,043	63,007
Accrued capital gains taxes on appreciated securities	—	—	4,952,904	—
Total Liabilities	9,757,711	1,237,896	12,374,118	1,896,887
Total Net Assets	$1,369,332,495	$306,832,459	$788,799,280	$551,330,962

Net Assets Consist of:
Paid-in capital	$1,192,302,192	$315,387,217	$742,660,370	$449,313,905
Total distributable earnings (loss)	177,030,303	(8,554,758)	46,138,910	102,017,057
Total Net Assets	$1,369,332,495	$306,832,459	$788,799,280	$551,330,962
77

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Net Asset Value

Class A:
Net assets	$600,454,681	$101,685,878	$158,721,995	$274,336,367
Shares of beneficial interest outstanding, unlimited authorization, no par	52,758,558	7,721,044	9,320,784	13,543,500
Net asset value per share	$11.38	$13.17	$17.03	$20.26
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.07	$13.97	$18.07	$21.50

Class C:
Net assets	$16,669,943	$10,721,322	$19,033,072	$5,082,023
Shares of beneficial interest outstanding, unlimited authorization, no par	2,572,800	1,098,386	1,366,168	268,489
Net asset value per share	$6.48	$9.76	$13.93	$18.93

Class I:
Net assets	$502,446,107	$134,483,650	$460,438,946	$270,027,028
Shares of beneficial interest outstanding, unlimited authorization, no par	26,530,518	8,820,062	25,887,522	13,226,966
Net asset value per share	$18.94	$15.25	$17.79	$20.41

Class R:
Net assets	$39,964,613	$18,445,010	$5,351,058	$4,797
Shares of beneficial interest outstanding, unlimited authorization, no par	3,720,766	1,422,717	319,295	237
Net asset value per share	$10.74	$12.96	$16.76	$20.22

Class R6:
Net assets	$158,764,790	$36,783,729	$120,058,797	$1,791,990
Shares of beneficial interest outstanding, unlimited authorization, no par	8,299,065	2,380,714	6,709,196	86,947
Net asset value per share	$19.13	$15.45	$17.89	$20.61

Class Y:
Net assets	$51,032,361	$4,712,870	$25,195,412	$88,757
Shares of beneficial interest outstanding, unlimited authorization, no par	3,022,761	327,580	1,445,065	4,393
Net asset value per share	$16.88	$14.39	$17.44	$20.20

*Investments, at cost	$1,287,064,235	$306,493,424	$734,104,916	$601,964,337
∆Foreign currencies, at cost	—	—	4,646,487	—

f	Consolidated statement of assets and liabilities.

See accompanying notes, which are an integral part of the financial statements.

78

Statements of operations

Ivy Funds	Six months ended September 30, 2023 (Unaudited)
	Delaware Global Equity Fund II	Delaware International Equity Fund II	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund
Investment Income:
Dividends	$4,746,286	$2,044,757	$257,958	$20,456,512
Reclaim income	396,948	418,716	—	—
Interest	—	—	10,416,717	—
Securities lending income	—	94	—	—
Foreign tax withheld	(543,069)	(266,738)	—	(203,265)
	4,600,165	2,196,829	10,674,675	20,253,247

Expenses:
Management fees	1,069,772	614,266	1,126,340	10,899,905
Distribution expenses — Class A	240,422	51,189	161,246	3,227,081
Distribution expenses — Class C	11,609	1,958	18,284	85,369
Distribution expenses — Class R	588	353	2,218	596
Distribution expenses — Class Y	1,547	883	5,860	32,683
Dividend disbursing and transfer agent fees and expenses	249,497	49,375	180,963	1,578,854
Accounting and administration expenses	64,074	36,677	90,187	246,989
Registration fees	49,663	44,619	59,310	71,612
Trustees’ fees and expenses	46,896	48,631	14,204	113,924
Custodian fees	24,295	13,493	12,272	27,756
Audit and tax fees	17,220	16,371	26,250	31,904
Reports and statements to shareholders expenses	8,169	8,063	8,535	192,516
Legal fees	920	196	1,409	118,950
Other	11,126	12,894	13,923	101,382
	1,795,798	898,968	1,721,001	16,729,521
Less expenses waived	(135,341)	(301,061)	(585,447)	(571,843)
Less expenses paid indirectly	(654)	(339)	(806)	(2,684)
Total operating expenses	1,659,803	597,568	1,134,748	16,154,994
Net Investment Income (Loss)	2,940,362	1,599,261	9,539,927	4,098,253
79

Statements of operations

Ivy Funds

	Delaware Global Equity Fund II	Delaware International Equity Fund II	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$620,458	$(7,238,369)	$(9,545,823)	$107,324,704
Foreign currencies	(142,482)	(201,222)	(2,679)	—
Futures contracts	—	—	(980,839)	—
Swap contracts	—	—	120,846	—
Net realized gain (loss)	477,976	(7,439,591)	(10,408,495)	107,324,704

Net change in unrealized appreciation (depreciation) on:
Investments	(17,178,542)	932,580	(13,604,473)	10,016,507
Foreign currencies	(42,110)	(22,557)	(457)	—
Forward foreign currency exchange contracts	—	—	36,306	—
Futures contracts	—	—	(1,958,866)	—
Swap contracts	—	—	(113,823)	—
Net change in unrealized appreciation
(depreciation)	(17,220,652)	910,023	(15,641,313)	10,016,507
Net Realized and Unrealized Gain (Loss)	(16,742,676)	(6,529,568)	(26,049,808)	117,341,211
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,802,314)	$(4,930,307)	$(16,509,881)	$121,439,464

See accompanying notes, which are an integral part of the financial statements.

80

	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund
Investment Income:
Interest	$9,483,482	$—	$102,153,127	$—
Dividends	328,377	5,789,831	781,283	22,120,557
Dividends from affiliated funds	—	—	668,277	—
Reclaim income	—	989,029	—	5,091,210
Foreign tax withheld	—	(479,445)	—	(2,396,964)
	9,811,859	6,299,415	103,602,687	24,814,803

Expenses:
Management fees	1,351,054	2,217,754	6,898,802	5,675,704
Distribution expenses — Class A	131,298	393,817	1,456,082	347,803
Distribution expenses — Class C	10,375	10,602	670,866	127,050
Distribution expenses — Class R	611	1,790	84,355	102,899
Distribution expenses — Class Y	2,436	1,918	82,688	51,370
Dividend disbursing and transfer agent fees and expenses	165,456	331,402	1,223,277	553,587
Accounting and administration expenses	66,172	95,230	198,020	138,166
Registration fees	56,067	50,992	65,173	51,656
Trustees’ fees and expenses	39,809	70,172	205,324	109,885
Audit and tax fees	18,994	12,385	21,338	23,102
Reports and statements to shareholders expenses	8,273	8,314	9,549	8,910
Custodian fees	4,063	24,344	36,503	139,085
Legal fees	544	2,066	269,442	2,392
Other	8,161	111,553	147,823	28,706
	1,863,313	3,332,339	11,369,242	7,360,315
Less expenses waived	(215,639)	(436,396)	—	(1,475,512)
Less expenses paid indirectly	(664)	(993)	(2,054)	(1,301)
Total operating expenses	1,647,010	2,894,950	11,367,188	5,883,502
Net Investment Income (Loss)	8,164,849	3,404,465	92,235,499	18,931,301
81

Statements of operations

Ivy Funds

	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(7,100,339)	$10,834,163	$(120,343,378)	$32,745,551
Foreign currencies	(241,888)	(123,342)	(812,954)	(1,732,971)
Forward foreign currency exchange contracts	2,077,892	—	52,952	—
Futures contracts	(2,416,222)	—	—	—
Options purchased	(1,178,911)	—	—	—
Options written	1,493,939	—	—	—
Swap contracts	(193,846)	—	—	—
Net realized gain (loss)	(7,559,375)	10,710,821	(121,103,380)	31,012,580

Net change in unrealized appreciation (depreciation) on:
Investments[1]	(12,879,600)	(267,625)	76,249,921	(41,482,867)
Affiliated investments	—	—	5,875,734	—
Foreign currencies	(64,927)	32	50,438	474,577
Forward foreign currency exchange contracts	2,846,236	—	(60,529)	—
Futures contracts	(98,487)	—	—	—
Options purchased	990,820	—	—	—
Options written	(442,242)	—	—	—
Swap contracts	87,715	—	—	—
Net change in unrealized appreciation (depreciation)	(9,560,485)	(267,593)	82,115,564	(41,008,290)
Net Realized and Unrealized Gain (Loss)	(17,119,860)	10,443,228	(38,987,816)	(9,995,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,955,011)	$13,847,693	$53,247,683	$8,935,591
[1]	Includes $404,259 capital gains tax paid and $501,864 capital gains tax accrued for Delaware Ivy Global Growth Fund. Includes $1,617 capital gains tax paid and $1,114,142 capital gains tax accrued for Delaware Ivy international Core Equity Fund.

See accompanying notes, which are an integral part of the financial statements.

82

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Investment Income:
Dividends	$18,724,957	$9,247	$15,483,310	$17,068,987
Foreign tax withheld	(378,540)	—	—	—
	18,346,417	9,247	15,483,310	17,068,987

Expenses:
Management fees	16,808,350	18,468	23,179,456	5,186,765
Distribution expenses — Class A	2,808,055	43,454	1,920,483	209,849
Distribution expenses — Class C	243,354	2,596	355,952	97,566
Distribution expenses — Class R	30,827	239	141,383	2,961
Distribution expenses — Class Y	33,822	116	277,191	14,621
Dividend disbursing and transfer agent fees and expenses	1,835,777	317,254	1,899,012	174,487
Accounting and administration expenses	360,116	28,980	375,618	132,759
Trustees’ fees and expenses	148,561	1,131	307,440	78,188
Registration fees	88,457	44,579	104,381	64,568
Audit and tax fees	32,654	22,491	42,167	31,485
Custodian fees	31,276	833	66,341	7,939
Reports and statements to shareholders expenses	10,252	21,330	10,420	8,484
Legal fees	6,753	6,872	6,769	1,687
Other	26,747	5,337	28,217	9,591
	22,465,001	513,680	28,714,830	6,020,950
Less expenses waived	(1,542,965)	—	(3,010,262)	(624,153)
Less expenses paid indirectly	(2,773)	(258)	(3,263)	(674)
Total operating expenses	20,919,263	513,422	25,701,305	5,396,123
Net Investment Income (Loss)	(2,572,846)	(504,175)	(10,217,995)	11,672,864
83

Statements of operations

Ivy Funds

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$135,615,942	$—	$68,306,341	$20,641,213
Affiliated investments	—	863,123	—	—
Foreign currencies	(21)	—	—	—
Net realized gain (loss)	135,615,921	863,123	68,306,341	20,641,213

Net change in unrealized appreciation (depreciation) on:
Investments	279,117,470	—	(370,906,544)	(46,571,393)
Affiliated investments	—	(1,309,469)	—	—
Net change in unrealized appreciation (depreciation)	279,117,470	(1,309,469)	(370,906,544)	(46,571,393)
Net Realized and Unrealized Gain (Loss)	414,733,391	(446,346)	(302,600,203)	(25,930,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	$412,160,545	$(950,521)	$(312,818,198)	$(14,257,316)

See accompanying notes, which are an integral part of the financial statements.

84

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Investment Income:
Dividends	$2,692,474	$2,457,372	$22,679,006	$8,288,292
Foreign tax withheld	—	—	(2,620,339)	—
	2,692,474	2,457,372	20,058,667	8,288,292

Expenses:
Management fees	6,203,151	1,416,216	4,034,835	2,201,180
Distribution expenses — Class A	812,869	135,907	214,660	380,312
Distribution expenses — Class C	93,816	58,112	107,197	29,142
Distribution expenses — Class R	105,497	47,132	14,332	18
Distribution expenses — Class Y	71,022	6,400	33,432	113
Dividend disbursing and transfer agent fees and expenses	875,412	171,938	449,401	304,075
Accounting and administration expenses	144,678	71,466	112,853	100,484
Trustees’ fees and expenses	63,464	22,580	65,903	46,792
Registration fees	58,001	58,814	56,557	65,858
Audit and tax fees	19,561	20,128	25,384	41,056
Custodian fees	18,011	10,464	271,153	7,402
Reports and statements to shareholders expenses	9,024	8,337	8,775	8,400
Legal fees	4,476	1,144	1,834	1,350
Other	18,765	7,659	27,117	9,057
	8,497,747	2,036,297	5,423,433	3,195,239
Less expenses waived	(905,085)	(313,906)	(1,591,517)	(175,032)
Less expenses paid indirectly	(1,864)	(526)	(1,047)	(1,002)
Total operating expenses	7,590,798	1,721,865	3,830,869	3,019,205
Net Investment Income (Loss)	(4,898,324)	735,507	16,227,798	5,269,087
85

Statements of operations

Ivy Funds

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$57,949,644	$4,740,366	$(11,839,700)	$19,965,931
Foreign currencies	—	—	(658,659)	—
Net realized gain (loss)	57,949,644	4,740,366	(12,498,359)	19,965,931

Net change in unrealized appreciation (depreciation) on:
Investments[1]	(87,176,701)	(4,842,137)	(18,427,856)	(39,179,750)
Foreign currencies	—	—	(9,873)	—
Net change in unrealized appreciation (depreciation)	(87,176,701)	(4,842,137)	(18,437,729)	(39,179,750)
Net Realized and Unrealized Gain (Loss)	(29,227,057)	(101,771)	(30,936,088)	(19,213,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,125,381)	$633,736	$(14,708,290)	$(13,944,732)
[1]	Includes $493,661 capital gains tax paid and $4,952,904 capital gains tax accrued for Delaware Ivy Systematic Emerging Markets Equity Fund.
f	Consolidated statement of operations.

See accompanying notes, which are an integral part of the financial statements.

86

Statements of changes in net assets

Ivy Funds

	Delaware Global Equity Fund II		Delaware International Equity Fund II
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,940,362	$5,204,751	$1,599,261	$1,842,351
Net realized gain (loss)	477,976	(24,423,769)	(7,439,591)	(13,125,360)
Net change in unrealized appreciation (depreciation)	(17,220,652)	26,559,331	910,023	4,931,857
Net increase (decrease) in net assets resulting from operations	(13,802,314)	7,340,313	(4,930,307)	(6,351,152)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,711,133)	(81,042,548)	—	(4,061,811)
Class C	(13,518)	(1,361,394)	—	(46,922)
Class E1	—	(32,359)	—	—
Class I	(1,055,625)	(50,606,591)	—	(3,198,870)
Class R	(1,849)	(129,753)	—	(3,437)
Class R6	(13,028)	(3,693,717)	—	(3,920,833)
Class Y	(10,386)	(529,120)	—	(68,504)
	(2,805,539)	(137,395,482)	—	(11,300,377)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,218,695	8,664,763	990,390	1,447,444
Class C	209,115	366,067	42,164	30,790
Class E1	—	35,545	—	—
Class I	9,296,214	17,609,351	5,273,011	14,116,573
Class R	2,438	31,074	22,606	129,893
Class R6	212,942	426,695	2,645,872	8,158,494
Class Y	46,060	171,385	31,627	59,944

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,702,120	80,002,306	—	3,990,201
Class C	13,518	1,360,573	—	46,922
Class E1	—	32,293	—	—
Class I	1,053,476	50,502,191	—	3,195,614
Class R	437	21,553	—	3,437
Class R6	13,028	3,693,717	—	3,920,833
Class Y	10,386	460,409	—	68,419
	16,778,429	163,377,922	9,005,670	35,168,564
87

Statements of changes in net assets

Ivy Funds

	Delaware Global Equity Fund II		Delaware International Equity Fund II
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(23,580,375)	$(79,974,018)	$(4,598,210)	$(11,744,674)
Class C	(485,004)	(2,719,923)	(68,771)	(253,378)
Class E1	—	(4,439,845)	—	—
Class I	(34,196,023)	(106,565,919)	(22,109,235)	(36,732,469)
Class R	(13)	(9,226)	(1,806)	(18,125)
Class R6	(99,458)	(13,437,416)	(7,220,604)	(27,906,179)
Class Y	(291,243)	(364,631)	(18,658)	(296,311)
	(58,652,116)	(207,510,978)	(34,017,284)	(76,951,136)
Decrease in net assets derived from capital share transactions	(41,873,687)	(44,133,056)	(25,011,614)	(41,782,572)
Net Decrease in Net Assets	(58,481,540)	(174,188,225)	(29,941,921)	(59,434,101)

Net Assets:
Beginning of period	320,623,836	494,812,061	127,908,564	187,342,665
End of period	$262,142,296	$320,623,836	$97,966,643	$127,908,564
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

88

	Delaware Ivy Core Bond Fund		Delaware Ivy Core Equity Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,539,927	$19,095,215	$4,098,253	$13,951,993
Net realized gain (loss)	(10,408,495)	(75,245,046)	107,324,704	353,974,155
Net change in unrealized appreciation (depreciation)	(15,641,313)	14,849,201	10,016,507	(714,374,302)
Net increase (decrease) in net assets resulting from operations	(16,509,881)	(41,300,630)	121,439,464	(346,448,154)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,733,648)	(4,701,474)	—	(342,961,157)
Class C	(63,782)	(110,000)	—	(2,939,747)
Class E1	—	(16,886)	—	—
Class I	(5,009,187)	(11,332,718)	—	(80,967,246)
Class R	(17,700)	(25,837)	—	(28,492)
Class R6	(1,520,645)	(3,132,679)	—	(5,421,130)
Class Y	(99,323)	(175,668)	—	(2,866,099)
	(9,444,285)	(19,495,262)	—	(435,183,871)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,106,037	19,809,524	28,457,228	87,255,284
Class C	279,260	738,399	1,564,083	3,112,586
Class E1	—	113,072	—	503,440
Class I	16,769,338	48,452,721	54,630,211	180,284,312
Class R	19,371	90,963	6,884	85,535
Class R6	435,125	13,865,413	21,842,721	13,260,393
Class Y	262,622	815,233	1,206,796	1,478,436

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,713,210	4,690,766	—	338,942,481
Class C	63,750	110,044	—	2,934,654
Class E1	—	14,231	—	—
Class I	5,003,434	11,387,611	—	80,887,209
Class R	17,684	25,930	—	16,771
Class R6	1,519,940	3,164,882	—	5,132,630
Class Y	99,128	176,508	—	2,816,322
	34,288,899	103,455,297	107,707,923	716,710,053
89

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Core Bond Fund		Delaware Ivy Core Equity Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(16,261,988)	$(53,694,913)	$(242,594,442)	$(682,251,142)
Class C	(1,037,231)	(2,726,324)	(3,624,940)	(11,110,263)
Class E1	—	(4,075,122)	—	(16,725,317)
Class I	(66,484,803)	(266,358,184)	(148,862,733)	(423,654,966)
Class R	(4,688)	(19,726)	(80,795)	(44,300)
Class R6	(13,547,697)	(80,144,435)	(11,820,754)	(49,308,112)
Class Y	(413,914)	(1,776,621)	(1,323,441)	(4,137,750)
	(97,750,321)	(408,795,325)	(408,307,105)	(1,187,231,850)
Decrease in net assets derived from capital share transactions	(63,461,422)	(305,340,028)	(300,599,182)	(470,521,797)
Net Decrease in Net Assets	(89,415,588)	(366,135,920)	(179,159,718)	(1,252,153,822)

Net Assets:
Beginning of period	470,087,646	836,223,566	3,410,766,743	4,662,920,565
End of period	$380,672,058	$470,087,646	$3,231,607,025	$3,410,766,743
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

90

	Delaware Ivy Global Bond Fund		Delaware Ivy Global Growth Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,164,849	$12,259,676	$3,404,465	$4,228,013
Net realized gain (loss)	(7,559,375)	(32,171,703)	10,710,821	44,738,997
Net change in unrealized appreciation (depreciation)	(9,560,485)	8,694,249	(267,593)	(103,302,031)
Net increase (decrease) in net assets resulting from operations	(8,955,011)	(11,217,778)	13,847,693	(54,335,021)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,881,300)	(3,824,601)	—	(155,638,225)
Class C	(28,491)	(66,601)	—	(1,384,485)
Class I	(3,503,999)	(5,563,554)	—	(95,860,473)
Class R	(4,093)	(7,389)	—	(320,470)
Class R6	(2,741,056)	(4,487,164)	—	(1,461,934)
Class Y	(35,508)	(26,642)	—	(638,758)
	(8,194,447)	(13,975,951)	—	(255,304,345)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	3,469,133	8,814,666	3,401,893	9,190,401
Class C	160,435	865,984	158,621	293,294
Class I	40,059,143	78,770,943	9,095,589	52,313,898
Class R	26,592	126,430	3,508	28,946
Class R6	24,873,589	27,755,010	2,063,106	1,768,200
Class Y	405,149	1,228,234	132,101	124,289

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,869,990	3,792,848	—	152,055,253
Class C	28,491	66,536	—	1,380,869
Class I	3,500,657	5,527,257	—	95,712,821
Class R	4,093	7,389	—	320,470
Class R6	2,740,682	4,487,164	—	875,824
Class Y	35,270	26,219	—	637,520
	77,173,224	131,468,680	14,854,818	314,701,785
Cost of shares redeemed:
Class A	(13,919,584)	(43,979,991)	(34,176,642)	(126,112,955)
Class C	(1,127,543)	(1,582,762)	(347,814)	(1,406,795)
Class I	(42,103,091)	(93,272,155)	(41,866,643)	(209,246,811)
Class R	(46,826)	(122,474)	(43,332)	(104,477)
Class R6	(11,921,399)	(35,888,243)	(608,151)	(892,205)
Class Y	(395,268)	(228,688)	(102,354)	(498,722)
	(69,513,711)	(175,074,313)	(77,144,936)	(338,261,965)
Increase (decrease) in net assets derived from capital share transactions	7,659,513	(43,605,633)	(62,290,118)	(23,560,180)
Net Decrease in Net Assets	(9,489,945)	(68,799,362)	(48,442,425)	(333,199,546)
91

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Global Bond Fund		Delaware Ivy Global Growth Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Net Assets:
Beginning of period	$428,202,059	$497,001,421	$536,849,411	$870,048,957
End of period	$418,712,114	$428,202,059	$488,406,986	$536,849,411

See accompanying notes, which are an integral part of the financial statements.

92

	Delaware Ivy High Income Fund		Delaware Ivy International Core Equity Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$92,235,499	$206,990,768	$18,931,301	$34,731,260
Net realized gain (loss)	(121,103,380)	(232,499,505)	31,012,580	(15,974,319)
Net change in unrealized appreciation (depreciation)	82,115,564	(203,983,064)	(41,008,290)	(62,910,806)
Net increase (decrease) in net assets resulting from operations	53,247,683	(229,491,801)	8,935,591	(44,153,865)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(42,189,792)	(95,683,062)	—	(2,204,684)
Class C	(4,350,627)	(11,167,120)	—	(48,427)
Class E1	—	(99,739)	—	—
Class I	(38,672,437)	(87,942,232)	—	(7,716,433)
Class R	(1,178,874)	(2,642,896)	—	(243,139)
Class R6	(1,994,654)	(4,396,791)	—	(2,574,522)
Class Y	(2,393,850)	(5,574,837)	—	(349,221)
	(90,780,234)	(207,506,677)	—	(13,136,426)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	42,194,862	128,428,311	13,673,611	29,761,426
Class C	5,421,179	11,609,666	738,904	1,043,394
Class E1	—	75,619	—	70,210
Class I	142,922,630	369,674,854	69,162,841	121,901,540
Class R	761,491	1,057,896	651,142	2,049,682
Class R6	6,675,773	21,534,370	38,904,194	29,813,846
Class Y	14,784,726	30,153,445	2,555,959	6,485,905

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	41,279,508	93,326,521	—	2,164,453
Class C	4,332,976	10,740,503	—	48,018
Class E1	—	88,592	—	—
Class I	38,487,661	86,841,370	—	7,462,418
Class R	1,177,983	2,672,221	—	243,083
Class R6	1,928,090	4,327,070	—	2,550,093
Class Y	2,257,529	5,277,734	—	347,762
	302,224,408	765,808,172	125,686,651	203,941,830
93

Statements of changes in net assets

Ivy Funds

	Delaware Ivy High Income Fund		Delaware Ivy International Core Equity Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(151,102,308)$	(403,931,896)	$(26,842,427)	$(74,640,222)
Class C	(25,910,221)	(75,352,072)	(7,789,129)	(16,543,106)
Class E1	—	(7,695,819)	—	(6,986,287)
Class I	(200,476,754)	(689,215,973)	(124,428,249)	(395,974,846)
Class R	(2,946,070)	(8,374,156)	(3,599,285)	(7,344,492)
Class R6	(20,400,222)	(23,188,049)	(32,369,659)	(125,803,841)
Class Y	(27,929,294)	(54,458,875)	(4,653,591)	(13,993,979)
	(428,764,869)	(1,262,216,840)	(199,682,340)	(641,286,773)
Decrease in net assets derived from capital share transactions	(126,540,461)	(496,408,668)	(73,995,689)	(437,344,943)
Net Decrease in Net Assets	(164,073,012)	(933,407,146)	(65,060,098)	(494,635,234)

Net Assets:
Beginning of period	2,536,502,149	3,469,909,295	1,356,884,178	1,851,519,412
End of period	$2,372,429,137	$2,536,502,149	$1,291,824,080	$1,356,884,178
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

94

	Delaware Ivy Large Cap Growth Fund		Delaware Ivy Managed International Opportunities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,572,846)	$(3,696,658)	$(504,175)	$297,235
Net realized gain (loss)	135,615,921	192,465,975	863,123	936,652
Net change in unrealized appreciation (depreciation)	279,117,470	(716,913,321)	(1,309,469)	(9,469,527)
Net increase (decrease) in net assets resulting from operations	412,160,545	(528,144,004)	(950,521)	(8,235,640)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(233,211,332)	—	(5,093,238)
Class C	—	(6,803,751)	—	(82,022)
Class E1	—	(449)	—	—
Class I	—	(202,306,553)	—	(6,195,794)
Class R	—	(1,077,786)	—	(11,316)
Class R6	—	(15,565,662)	—	(12,765)
Class Y	—	(2,693,440)	—	(13,118)
	—	(461,658,973)	—	(11,408,253)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	75,493,018	176,012,893	705,470	2,068,217
Class C	8,438,929	8,452,969	19,027	53,423
Class E1	—	513,750	—	—
Class I	556,323,832	1,335,000,059	4,028,120	11,353,893
Class R	1,990,653	2,714,377	11,017	17,606
Class R6	30,992,965	108,362,725	—	60,332
Class Y	7,682,267	2,867,825	340	2,953

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	231,503,608	—	5,087,312
Class C	—	6,795,138	—	82,022
Class I	—	198,918,523	—	6,194,130
Class R	—	1,077,786	—	11,316
Class R6	—	15,305,442	—	12,765
Class Y	—	2,680,400	—	13,118
	680,921,664	2,090,205,495	4,763,974	24,957,087
95

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Large Cap Growth Fund		Delaware Ivy Managed International Opportunities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(209,532,786)	$(590,512,483)	$(5,307,227)	$(14,206,983)
Class C	(7,768,875)	(20,130,759)	(115,272)	(306,865)
Class E1	—	(28,413,405)	—	—
Class I	(414,562,826)	(1,028,298,682)	(10,923,526)	(45,844,028)
Class R	(1,104,164)	(3,108,406)	(10)	(25)
Class R6	(45,295,149)	(77,388,981)	(27,354)	(65,177)
Class Y	(8,708,305)	(10,280,136)	(17,567)	(33,955)
	(686,972,105)	(1,758,132,852)	(16,390,956)	(60,457,033)
Increase (decrease) in net assets derived from capital share transactions	(6,050,441)	332,072,643	(11,626,982)	(35,499,946)
Net Increase (Decrease) in Net Assets	406,110,104	(657,730,334)	(12,577,503)	(55,143,839)

Net Assets:
Beginning of period	5,116,120,806	5,773,851,140	78,249,131	133,392,970
End of period	$5,522,230,910	$5,116,120,806	$65,671,628	$78,249,131
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

96

	Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(10,217,995)	$(23,468,799)	$11,672,864	$26,086,278
Net realized gain (loss)	68,306,341	572,136,526	20,641,213	17,627,519
Net change in unrealized appreciation (depreciation)	(370,906,544)	(1,312,690,453)	(46,571,393)	(127,820,971)
Net increase (decrease) in net assets resulting from operations	(312,818,198)	(764,022,726)	(14,257,316)	(84,107,174)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(164,406,300)	(1,519,000)	(6,514,556)
Class C	—	(10,932,969)	(101,431)	(609,409)
Class E1	—	(17)	—	—
Class I	—	(255,989,188)	(9,339,747)	(46,510,991)
Class R	—	(6,221,362)	(9,897)	(37,033)
Class R6	—	(77,842,989)	(886,419)	(3,921,104)
Class Y	—	(21,051,425)	(110,201)	(439,212)
	—	(536,444,250)	(11,966,695)	(58,032,305)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	60,058,968	116,730,479	6,000,432	39,515,455
Class C	3,232,168	8,020,697	527,646	2,445,278
Class E1	—	208,019	—	—
Class I	317,793,954	820,478,205	85,928,522	260,587,380
Class R	4,922,353	8,960,574	6,829,055	126,008
Class R6	232,295,889	395,392,794	8,954,847	30,058,898
Class Y	20,127,215	31,335,214	1,609,299	1,924,707

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	163,484,209	1,518,053	6,504,171
Class C	—	10,892,763	100,633	607,537
Class I	—	249,728,118	9,109,199	45,322,699
Class R	—	6,209,860	9,897	37,033
Class R6	—	77,701,319	852,383	3,861,579
Class Y	—	21,013,263	109,867	436,561
	638,430,547	1,910,155,514	121,549,833	391,427,306
97

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(163,858,258)	$(454,648,001)	$(19,660,040)	$(48,258,982)
Class C	(12,626,305)	(38,853,344)	(2,725,169)	(7,797,412)
Class E1	—	(15,934,312)	—	—
Class I	(321,124,426)	(1,128,346,626)	(245,134,650)	(595,631,582)
Class R	(9,084,682)	(16,761,799)	(106,947)	(135,688)
Class R6	(155,237,624)	(233,573,867)	(15,851,360)	(48,698,820)
Class Y	(25,728,708)	(61,854,490)	(1,424,462)	(16,337,458)
	(687,660,003)	(1,949,972,439)	(284,902,628)	(716,859,942)
Decrease in net assets derived from capital share transactions	(49,229,456)	(39,816,925)	(163,352,795)	(325,432,636)
Net Decrease in Net Assets	(362,047,654)	(1,340,283,901)	(189,576,806)	(467,572,115)

Net Assets:
Beginning of period	5,877,151,978	7,217,435,879	1,289,981,924	1,757,554,039
End of period	$5,515,104,324	$5,877,151,978	$1,100,405,118	$1,289,981,924
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

98

	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,898,324)	$(7,713,488)	$735,507	$2,294,855
Net realized gain (loss)	57,949,644	49,189,318	4,740,366	(13,210,907)
Net change in unrealized appreciation (depreciation)	(87,176,701)	(396,476,546)	(4,842,137)	(31,254,611)
Net increase (decrease) in net assets resulting from operations	(34,125,381)	(355,000,716)	633,736	(42,170,663)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(35,978,096)	(243,422)	(26,732,151)
Class C	—	(1,946,695)	(13,694)	(3,710,461)
Class E1	—	(337)	—	—
Class I	—	(17,341,942)	(346,498)	(36,815,324)
Class R	—	(2,310,793)	(23,356)	(4,392,345)
Class R6	—	(4,990,253)	(100,330)	(12,259,333)
Class Y	—	(2,620,597)	(8,290)	(1,153,288)
	—	(65,188,713)	(735,590)	(85,062,902)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	13,574,445	42,280,458	3,512,309	14,242,069
Class C	726,877	1,906,837	362,322	1,026,594
Class E1	—	141,458	—	—
Class I	51,046,157	151,993,044	10,444,527	46,699,579
Class R	1,830,431	3,877,925	1,120,283	1,713,392
Class R6	22,248,569	28,475,201	3,030,527	7,482,685
Class Y	3,644,169	8,314,846	252,080	952,837

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	35,770,613	242,447	26,410,183
Class C	—	1,921,869	13,687	3,691,446
Class I	—	16,814,919	343,694	36,412,424
Class R	—	2,308,442	23,356	4,384,756
Class R6	—	4,857,773	100,320	12,229,704
Class Y	—	2,503,946	8,262	980,068
	93,070,648	301,167,331	19,453,814	156,225,737
99

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(79,893,226)	$(235,462,828)	$(13,924,313)	$(42,325,453)
Class C	(4,176,679)	(11,707,208)	(1,788,713)	(4,923,834)
Class E1	—	(10,999,250)	—	—
Class I	(96,774,001)	(358,561,415)	(36,197,223)	(179,974,386)
Class R	(4,012,235)	(8,334,107)	(1,179,934)	(4,468,380)
Class R6	(17,135,503)	(49,967,732)	(6,308,965)	(45,397,284)
Class Y	(23,459,710)	(20,072,822)	(901,438)	(2,937,629)
	(225,451,354)	(695,105,362)	(60,300,586)	(280,026,966)
Decrease in net assets derived from capital share transactions	(132,380,706)	(393,938,031)	(40,846,772)	(123,801,229)
Net Decrease in Net Assets	(166,506,087)	(814,127,460)	(40,948,626)	(251,034,794)

Net Assets:
Beginning of period	1,535,838,582	2,349,966,042	347,781,085	598,815,879
End of period	$1,369,332,495	$1,535,838,582	$306,832,459	$347,781,085
[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

100

	Delaware Ivy Systematic Emerging Markets Equity Fund[f]		Delaware Ivy Value Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,227,798	$42,123,619	$5,269,087	$15,391,544
Net realized gain (loss)	(12,498,359)	9,447,774	19,965,931	300,268,806
Net change in unrealized appreciation (depreciation)	(18,437,729)	(231,865,125)	(39,179,750)	(387,597,951)
Net increase (decrease) in net assets resulting from operations	(14,708,290)	(180,293,732)	(13,944,732)	(71,937,601)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(23,862,228)	(2,421,414)	(64,572,042)
Class C	—	(3,799,756)	(29,186)	(1,294,711)
Class I	—	(67,508,510)	(2,791,454)	(134,186,525)
Class R	—	(761,742)	(21)	(3,635)
Class R6	—	(19,569,993)	(27,220)	(11,915,526)
Class Y	—	(3,290,998)	(764)	(16,310)
	—	(118,793,227)	(5,270,059)	(211,988,749)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,183,220	13,991,590	7,613,070	60,344,321
Class C	341,368	1,201,866	482,691	3,746,973
Class I	39,033,244	166,521,673	23,858,550	155,732,308
Class R	376,873	1,512,449	560	7,344
Class R6	10,331,366	25,177,569	194,015	8,750,632
Class Y	2,664,819	11,947,670	4,360	29,289

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	23,187,118	2,408,990	64,090,801
Class C	—	3,695,972	29,174	1,293,492
Class I	—	60,246,877	2,788,043	134,063,974
Class R	—	709,240	21	3,635
Class R6	—	19,518,747	17,214	11,441,895
Class Y	—	775,952	764	16,110
	58,930,890	328,486,723	37,397,452	439,520,774
101

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Systematic Emerging Markets Equity Fund[f]		Delaware Ivy Value Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Cost of shares redeemed:
Class A	$(24,059,871)	$(65,930,457)	$(44,701,000)	$(120,780,702)
Class C	(4,004,005)	(12,182,076)	(1,389,865)	(3,662,866)
Class I	(103,141,379)	(426,635,179)	(93,751,260)	(705,769,539)
Class R	(986,127)	(2,008,209)	(15,687)	(57)
Class R6	(33,001,986)	(107,210,543)	(2,642,780)	(127,494,556)
Class Y	(4,619,933)	(7,824,761)	(56)	(41,516)
	(169,813,301)	(621,791,225)	(142,500,648)	(957,749,236)
Decrease in net assets derived from capital share transactions	(110,882,411)	(293,304,502)	(105,103,196)	(518,228,462)
Net Decrease in Net Assets	(125,590,701)	(592,391,461)	(124,317,987)	(802,154,812)

Net Assets:
Beginning of period	914,389,981	1,506,781,442	675,648,949	1,477,803,761
End of period	$788,799,280	$914,389,981	$551,330,962	$675,648,949
[f]	Consolidated statements of changes in net assets

See accompanying notes, which are an integral part of the financial statements.

102

Financial highlights

Delaware Global Equity Fund II Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.06	$12.72	$13.72	$9.64	$11.90	$13.84

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.20	0.26	0.29	0.29
Net realized and unrealized gain (loss)	(0.49)	0.12	(0.07)	4.23	(2.13)	(0.34)
Total from investment operations	(0.42)	0.25	0.13	4.49	(1.84)	(0.05)

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)	(0.42)	(0.23)	(0.30)	(0.32)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.07)	(4.91)	(1.13)	(0.41)	(0.42)	(1.89)

Net asset value, end of period	$7.57	$8.06	$12.72	$13.72	$9.64	$11.90

Total return[3]	(5.24%)[4]	5.75%[4]	0.51%[4]	47.07%[4]	(16.11%)[4]	0.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,411	$197,879	$263,835	$310 [5]	$260 [5]	$387 [5]
Ratio of expenses to average net assets[6]	1.17%	1.19%	1.22%	1.22%	1.24%	1.24%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.33%	1.25%	1.24%	1.25%	1.24%
Ratio of net investment income to average net assets	1.82%	1.25%	1.41%	2.16%	2.43%	2.27%
Ratio of net investment income to average net assets prior to fees waived	1.73%	1.11%	1.38%	2.14%	2.42%	2.27%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

103

Financial highlights

Delaware Global Equity Fund II Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$7.98	$12.69	$13.72	$9.64	$11.90	$13.82

Income (loss) from investment operations:
Net investment income[2]	0.04	0.05	0.09	0.16	0.21	0.21
Net realized and unrealized gain (loss)	(0.48)	0.11	(0.08)	4.23	(2.13)	(0.35)
Total from investment operations	(0.44)	0.16	0.01	4.39	(1.92)	(0.14)

Less dividends and distributions from:
Net investment income	(0.05)	(0.07)	(0.33)	(0.13)	(0.22)	(0.21)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.05)	(4.87)	(1.04)	(0.31)	(0.34)	(1.78)

Net asset value, end of period	$7.49	$7.98	$12.69	$13.72	$9.64	$11.90

Total return[3]	(5.60%)[4]	4.84%[4]	(0.32%)	45.88%	(16.75%)	(0.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,989	$2,384	$4,780	$7 [5]	$10 [5]	$22 [5]
Ratio of expenses to average net assets[6]	1.92%	2.04%	2.04%	2.03%	2.00%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	2.01%	2.27%	2.04%	2.03%	2.00%	1.94%
Ratio of net investment income to average net assets	1.06%	0.44%	0.64%	1.34%	1.76%	1.64%
Ratio of net investment income to average net assets prior to fees waived	0.97%	0.21%	0.64%	1.34%	1.76%	1.64%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

104

Delaware Global Equity Fund II Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.09	$12.74	$13.73	$9.64	$11.91	$13.85

Income (loss) from investment operations:
Net investment income[2]	0.09	0.16	0.24	0.29	0.33	0.34
Net realized and unrealized gain (loss)	(0.50)	0.12	(0.07)	4.24	(2.14)	(0.35)
Total from investment operations	(0.41)	0.28	0.17	4.53	(1.81)	(0.01)

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.45)	(0.26)	(0.34)	(0.36)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.08)	(4.93)	(1.16)	(0.44)	(0.46)	(1.93)

Net asset value, end of period	$7.60	$8.09	$12.74	$13.73	$9.64	$11.91

Total return[3]	(5.11%)	5.99%	0.81%	47.60%	(15.90%)	0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,236	$117,590	$205,264	$268 [4]	$242 [4]	$374 [4]
Ratio of expenses to average net assets[5]	0.92%	0.92%	0.92%	0.92%	0.92%	0.93%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.93%	0.94%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	2.13%	1.58%	1.72%	2.46%	2.76%	2.58%
Ratio of net investment income to average net assets prior to fees waived	2.04%	1.57%	1.70%	2.43%	2.73%	2.56%
Portfolio turnover	97%[6]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

105

Financial highlights

Delaware Global Equity Fund II Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.04	$12.72	$13.73	$9.65	$11.91	$13.84

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.15	0.22	0.26	0.25
Net realized and unrealized gain (loss)	(0.49)	0.12	(0.07)	4.23	(2.13)	(0.33)
Total from investment operations	(0.43)	0.22	0.08	4.45	(1.87)	(0.08)

Less dividends and distributions from:
Net investment income	(0.06)	(0.10)	(0.38)	(0.19)	(0.27)	(0.28)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.06)	(4.90)	(1.09)	(0.37)	(0.39)	(1.85)

Net asset value, end of period	$7.55	$8.04	$12.72	$13.73	$9.65	$11.91

Total return[3]	(5.36%)[4]	5.37%[4]	0.18%	46.59%	(16.36%)	0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220	$232	$3085	$— [5,6]	$1 [6]	$1 [6]
Ratio of expenses to average net assets[7]	1.42%	1.47%	1.54%	1.54%	1.53%	1.52%
Ratio of expenses to average net assets prior to fees waived[7]	1.51%	1.48%	1.54%	1.54%	1.53%	1.52%
Ratio of net investment income to average net assets	1.54%	0.92%	1.09%	1.89%	2.14%	1.97%
Ratio of net investment income to average net assets prior to fees waived	1.45%	0.91%	1.09%	1.89%	2.14%	1.97%
Portfolio turnover	97%[8]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Rounds to less than $500 thousands.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

106

Delaware Global Equity Fund II Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.12	$12.76	$13.74	$9.65	$11.92	$13.86

Income (loss) from investment operations:
Net investment income[2]	0.08	0.19	0.26	0.30	0.35	0.30
Net realized and unrealized gain (loss)	(0.49)	0.10	(0.06)	4.24	(2.14)	(0.29)
Total from investment operations	(0.41)	0.29	0.20	4.54	(1.79)	0.01

Less dividends and distributions from:
Net investment income	(0.09)	(0.13)	(0.47)	(0.27)	(0.36)	(0.38)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.09)	(4.93)	(1.18)	(0.45)	(0.48)	(1.95)

Net asset value, end of period	$7.62	$8.12	$12.76	$13.74	$9.65	$11.92

Total return[3]	(5.15%)[4]	6.09%	0.99%	47.70%	(15.76%)	0.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,178	$1,130	$14,281	$24 [5]	$17 [5]	$22 [5]
Ratio of expenses to average net assets[6]	0.86%	0.83%	0.79%	0.79%	0.79%	0.78%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	0.83%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	2.05%	1.68%	1.90%	2.54%	2.87%	2.40%
Ratio of net investment income to average net assets prior to fees waived	1.96%	1.68%	1.90%	2.54%	2.87%	2.40%
Portfolio turnover	97%[7]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

107

Financial highlights

Delaware Global Equity Fund II Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.06	$12.72	$13.72	$9.64	$11.90	$13.84

Income (loss) from investment operations:
Net investment income[2]	0.08	0.13	0.20	0.26	0.30	0.30
Net realized and unrealized gain (loss)	(0.50)	0.12	(0.07)	4.23	(2.13)	(0.34)
Total from investment operations	(0.42)	0.25	0.13	4.49	(1.83)	(0.04)

Less dividends and distributions from:
Net investment income	(0.07)	(0.11)	(0.42)	(0.23)	(0.31)	(0.33)
Net realized gain	—	(4.80)	(0.71)	(0.18)	(0.12)	(1.57)
Total dividends and distributions	(0.07)	(4.91)	(1.13)	(0.41)	(0.43)	(1.90)

Net asset value, end of period	$7.57	$8.06	$12.72	$13.72	$9.64	$11.90

Total return[3]	(5.25%)[4]	5.74%[4]	0.53%	47.11%	(16.06%)	0.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,108	$1,409	$1,612	$2 [5]	$5 [5]	$7 [5]
Ratio of expenses to average net assets[6]	1.17%	1.18%	1.18%	1.18%	1.19%	1.21%[7]
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.19%	1.18%	1.18%	1.19%	1.21%[7]
Ratio of net investment income to average net assets	1.85%	1.26%	1.45%	2.25%	2.49%	2.30%
Ratio of net investment income to average net assets prior to fees waived	1.76%	1.25%	1.45%	2.25%	2.49%	2.30%
Portfolio turnover	97%[8]	25%	111%	39%	43%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.19%.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

108

Delaware International Equity Fund II Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.91	$16.57	$18.54	$11.08	$14.93	$18.08

Income (loss) from investment operations:
Net investment income[2]	0.18	0.16	0.21	0.16	0.32	0.16
Net realized and unrealized gain (loss)	(0.88)	(0.31)	(1.76)	7.48	(3.81)	(1.33)
Total from investment operations	(0.70)	(0.15)	(1.55)	7.64	(3.49)	(1.17)

Less dividends and distributions from:
Net investment income	—	—	(0.42)	(0.18)	(0.36)	(0.07)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.42)	(0.18)	(0.36)	(1.98)

Net asset value, end of period	$14.21	$14.91	$16.57	$18.54	$11.08	$14.93

Total return[3]	(4.70%)[4]	0.23%[4]	(8.50%)	69.18%[4]	(24.08%)[4]	(6.19%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,283	$41,665	$53,118	$66 [5]	$45 [5]	$75 [5]
Ratio of expenses to average net assets[6]	1.15%	1.37%	1.45%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%	1.79%	1.45%	1.76%	1.77%	1.75%
Ratio of net investment income to average net assets	2.41%	1.10%	1.13%	1.08%	2.19%	0.99%
Ratio of net investment income to average net assets prior to fees waived	1.92%	0.68%	1.13%	0.87%	1.98%	0.79%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

109

Financial highlights

Delaware International Equity Fund II Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$13.53	$15.29	$17.16	$10.28	$13.89	$16.99

Income (loss) from investment operations:
Net investment income[2]	0.11	0.06	0.04	0.02	0.22	0.06
Net realized and unrealized gain (loss)	(0.80)	(0.31)	(1.62)	6.95	(3.55)	(1.25)
Total from investment operations	(0.69)	(0.25)	(1.58)	6.97	(3.33)	(1.19)

Less dividends and distributions from:
Net investment income	—	—	(0.29)	(0.09)	(0.28)	—
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.29)	(0.09)	(0.28)	(1.91)

Net asset value, end of period	$12.84	$13.53	$15.29	$17.16	$10.28	$13.89

Total return[3]	(5.10%)[4]	(0.42%)[4]	(9.30%)	67.92%[4]	(24.55%)[4]	(6.74%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350	$396	$650	$1 [5]	$1 [5]	$2 [5]
Ratio of expenses to average net assets[6]	1.90%	2.12%	2.28%	2.31%	2.20%	2.13%
Ratio of expenses to average net assets prior to fees waived[6]	2.39%	2.52%	2.28%	2.52%	2.41%	2.33%
Ratio of net investment income to average net assets	1.65%	0.44%	0.23%	0.18%	1.57%	0.39%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.16%	0.04%	0.23%	(0.03%)	1.36%	0.19%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

110

Delaware International Equity Fund II Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.43	$17.03	$19.05	$11.37	$15.30	$18.48

Income (loss) from investment operations:
Net investment income[2]	0.21	0.24	0.30	0.22	0.39	0.24
Net realized and unrealized gain (loss)	(0.91)	(0.33)	(1.83)	7.70	(3.89)	(1.37)
Total from investment operations	(0.70)	(0.09)	(1.53)	7.92	(3.50)	(1.13)

Less dividends and distributions from:
Net investment income	—	—	(0.49)	(0.24)	(0.43)	(0.14)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.49)	(0.24)	(0.43)	(2.05)

Net asset value, end of period	$14.73	$15.43	$17.03	$19.05	$11.37	$15.30

Total return[3]	(4.54%)[4]	0.58%[4]	(8.21%)	69.97%[4]	(23.71%)[4]	(5.79%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,913	$40,058	$66,566	$92 [5]	$74 [5]	$95 [5]
Ratio of expenses to average net assets[6]	0.90%	1.06%	1.08%	1.12%	1.11%	1.12%
Ratio of expenses to average net assets prior to fees waived[6]	1.39%	1.26%	1.08%	1.33%	1.32%	1.32%
Ratio of net investment income to average net assets	2.72%	1.62%	1.54%	1.48%	2.60%	1.43%
Ratio of net investment income to average net assets prior to fees waived	2.23%	1.42%	1.54%	1.27%	2.39%	1.23%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

111

Financial highlights

Delaware International Equity Fund II Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.84	$16.52	$18.50	$11.06	$14.90	$18.05

Income (loss) from investment operations:
Net investment income[2]	0.16	0.07	0.50	0.14	0.30	0.14
Net realized and unrealized gain (loss)	(0.88)	(0.24)	(2.10)	7.47	(3.79)	(1.33)
Total from investment operations	(0.72)	(0.17)	(1.60)	7.61	(3.49)	(1.19)

Less dividends and distributions from:
Net investment income	—	—	(0.38)	(0.17)	(0.35)	(0.05)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.38)	(0.17)	(0.35)	(1.96)

Net asset value, end of period	$14.12	$14.84	$16.52	$18.50	$11.06	$14.90

Total return[3]	(4.85%)[4]	0.10%[4]	(8.79%)	68.98%[4]	(24.13%)[4]	(6.33%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146	$132	$6	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.40%	1.47%	1.75%	1.69%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[7]	1.89%	1.89%	1.75%	1.90%	1.88%	1.89%
Ratio of net investment income to average net assets	2.16%	0.52%	2.66%	0.98%	2.03%	0.85%
Ratio of net investment income to average net assets prior to fees waived	1.67%	0.10%	2.66%	0.77%	1.82%	0.65%
Portfolio turnover	92%[8]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

112

Delaware International Equity Fund II Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.48	$17.08	$19.11	$11.40	$15.34	$18.53

Income (loss) from investment operations:
Net investment income[2]	0.21	0.23	0.32	0.24	0.43	0.28
Net realized and unrealized gain (loss)	(0.91)	(0.32)	(1.83)	7.74	(3.91)	(1.39)
Total from investment operations	(0.70)	(0.09)	(1.51)	7.98	(3.48)	(1.11)

Less dividends and distributions from:
Net investment income	—	—	(0.52)	(0.27)	(0.46)	(0.17)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.52)	(0.27)	(0.46)	(2.08)

Net asset value, end of period	$14.78	$15.48	$17.08	$19.11	$11.40	$15.34

Total return[3]	(4.52%)[4]	0.58%[4]	(8.08%)	70.31%[4]	(23.58%)[4]	(5.66%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,606	$44,969	$66,050	$90 [5]	$84 [5]	$105 [5]
Ratio of expenses to average net assets[6]	0.85%	1.03%	0.92%	0.94%	0.93%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	1.34%	1.16%	0.92%	1.15%	1.14%	1.11%
Ratio of net investment income to average net assets	2.72%	1.51%	1.69%	1.62%	2.84%	1.72%
Ratio of net investment income to average net assets prior to fees waived	2.23%	1.38%	1.69%	1.41%	2.63%	1.52%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

113

Financial highlights

Delaware International Equity Fund II Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.22	$16.85	$18.85	$11.26	$15.16	$18.33

Income (loss) from investment operations:
Net investment income[2]	0.19	0.18	0.23	0.20	0.38	0.20
Net realized and unrealized gain (loss)	(0.91)	(0.30)	(1.79)	7.60	(3.89)	(1.36)
Total from investment operations	(0.72)	(0.12)	(1.56)	7.80	(3.51)	(1.16)

Less dividends and distributions from:
Net investment income	—	—	(0.44)	(0.21)	(0.39)	(0.10)
Net realized gain	—	(1.51)	—	—	—	(1.91)
Total dividends and distributions	—	(1.51)	(0.44)	(0.21)	(0.39)	(2.01)

Net asset value, end of period	$14.50	$15.22	$16.85	$18.85	$11.26	$15.16

Total return[3]	(4.73%)[4]	0.41%[4]	(8.43%)	69.55%[4]	(23.93%)[4]	(6.04%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$669	$689	$953	$1 [5]	$1 [5]	$2 [5]
Ratio of expenses to average net assets[6]	1.15%	1.29%	1.34%	1.36%	1.41%	1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%	1.50%	1.34%	1.57%	1.62%	1.56%
Ratio of net investment income to average net assets	2.39%	1.24%	1.23%	1.32%	2.52%	1.17%
Ratio of net investment income to average net assets prior to fees waived	1.90%	1.03%	1.23%	1.11%	2.31%	0.97%
Portfolio turnover	92%[7]	36%	119%	20%	26%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the six months ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

114

Delaware Ivy Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.20	0.30	0.18	0.20	0.27	0.32
Net realized and unrealized gain (loss)	(0.58)	(0.80)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.50)	(0.41)	0.77	0.20	0.41

Less dividends and distributions from:
Net investment income	(0.19)	(0.31)	(0.20)	(0.22)	(0.28)	(0.32)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.19)	(0.31)	(0.23)	(0.47)	(0.37)	(0.32)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.09%)	(4.91%)	(3.95%)	7.32%	1.79%	3.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,663	$135,039	$177,936	$219 [4]	$199 [4]	$177 [4]
Ratio of expenses to average net assets[5]	0.70%	0.78%	0.86%	0.87%	1.00%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	1.09%	0.98%	0.97%	1.02%	1.05%
Ratio of net investment income to average net assets	4.28%	3.12%	1.65%	1.77%	2.48%	2.95%
Ratio of net investment income to average net assets prior to fees waived	4.01%	2.81%	1.53%	1.67%	2.46%	2.92%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

115

Financial highlights

Delaware Ivy Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.16	0.21	0.09	0.11	0.19	0.25
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.41)	(0.58)	(0.50)	0.69	0.12	0.34

Less dividends and distributions from:
Net investment income	(0.16)	(0.23)	(0.11)	(0.14)	(0.20)	(0.25)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.16)	(0.23)	(0.14)	(0.39)	(0.29)	(0.25)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.45%)	(5.69%)	(4.71%)	6.50%	1.02%	3.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,107	$4,022	$6,362	$11 [4]	$14 [4]	$13 [4]
Ratio of expenses to average net assets[5]	1.45%	1.61%	1.66%	1.64%	1.75%	1.71%
Ratio of expenses to average net assets prior to fees waived[5]	1.72%	2.02%	1.76%	1.74%	1.77%	1.74%
Ratio of net investment income to average net assets	3.53%	2.27%	0.85%	1.01%	1.73%	2.26%
Ratio of net investment income to average net assets prior to fees waived	3.26%	1.86%	0.75%	0.91%	1.71%	2.23%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

116

Delaware Ivy Core Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.21	0.32	0.22	0.24	0.32	0.37
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.36)	(0.47)	(0.37)	0.82	0.25	0.46

Less dividends and distributions from:
Net investment income	(0.21)	(0.34)	(0.24)	(0.27)	(0.33)	(0.37)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.21)	(0.34)	(0.27)	(0.52)	(0.42)	(0.37)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(3.97%)	(4.61%)	(3.55%)	7.77%	2.25%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,650	$250,769	$493,000	$772 [4]	$742 [4]	$586 [4]
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.72%	0.64%	0.71%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	4.53%	3.37%	2.06%	2.20%	2.93%	3.43%
Ratio of net investment income to average net assets prior to fees waived	4.26%	3.18%	1.80%	1.93%	2.74%	3.23%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

117

Financial highlights

Delaware Ivy Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.18	0.28	0.14	0.16	0.24	0.29
Net realized and unrealized gain (loss)	(0.56)	(0.81)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.53)	(0.45)	0.73	0.17	0.38

Less dividends and distributions from:
Net investment income	(0.18)	(0.28)	(0.16)	(0.18)	(0.25)	(0.29)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.18)	(0.28)	(0.19)	(0.43)	(0.34)	(0.29)

Net asset value, end of period	$8.78	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.10%)	(5.17%)	(4.28%)	6.97%	1.48%	3.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$868	$891	$863	$1 [4]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[5]	0.95%	1.03%	1.21%	1.20%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%	1.20%	1.34%	1.30%	1.32%	1.33%
Ratio of net investment income to average net assets	4.03%	2.95%	1.30%	1.46%	2.18%	2.67%
Ratio of net investment income to average net assets prior to fees waived	3.76%	2.78%	1.17%	1.36%	2.16%	2.64%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

118

Delaware Ivy Core Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.21	0.32	0.22	0.24	0.32	0.37
Net realized and unrealized gain (loss)	(0.57)	(0.79)	(0.59)	0.58	(0.07)	0.09
Total from investment operations	(0.36)	(0.47)	(0.37)	0.82	0.25	0.46

Less dividends and distributions from:
Net investment income	(0.21)	(0.34)	(0.24)	(0.27)	(0.33)	(0.37)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.21)	(0.34)	(0.27)	(0.52)	(0.42)	(0.37)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(3.95%)	(4.60%)	(3.55%)	7.77%	2.25%	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,820	$74,458	$147,696	$184 [4]	$133 [4]	$110 [4]
Ratio of expenses to average net assets[5]	0.41%	0.45%	0.45%	0.45%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.68%	0.62%	0.58%	0.57%	0.58%	0.58%
Ratio of net investment income to average net assets	4.56%	3.35%	2.06%	2.20%	2.94%	3.41%
Ratio of net investment income to average net assets prior to fees waived	4.29%	3.18%	1.93%	2.08%	2.90%	3.37%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

119

Financial highlights

Delaware Ivy Core Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.34	$10.15	$10.79	$10.49	$10.66	$10.57

Income (loss) from investment operations:
Net investment income[2]	0.20	0.30	0.18	0.20	0.27	0.33
Net realized and unrealized gain (loss)	(0.58)	(0.80)	(0.59)	0.57	(0.07)	0.09
Total from investment operations	(0.38)	(0.50)	(0.41)	0.77	0.20	0.42

Less dividends and distributions from:
Net investment income	(0.19)	(0.31)	(0.20)	(0.22)	(0.28)	(0.33)
Net realized gain	—	—	(0.03)	(0.25)	(0.09)	—
Total dividends and distributions	(0.19)	(0.31)	(0.23)	(0.47)	(0.37)	(0.33)

Net asset value, end of period	$8.77	$9.34	$10.15	$10.79	$10.49	$10.66

Total return[3]	(4.09%)	(4.90%)	(3.94%)	7.33%	1.82%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,564	$4,909	$6,186	$7 [4]	$10 [4]	$5 [4]
Ratio of expenses to average net assets[5]	0.70%	0.76%	0.86%	0.87%	0.96%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.95%	0.99%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets	4.28%	3.16%	1.65%	1.78%	2.48%	3.03%
Ratio of net investment income to average net assets prior to fees waived	4.01%	2.97%	1.52%	1.68%	2.46%	3.00%
Portfolio turnover	47%	128%	86%	98%	118%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

120

Delaware Ivy Core Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.69	$18.10	$18.01	$11.73	$13.47	$14.78

Income (loss) from investment operations:
Net investment income[2]	0.01	0.05	0.04	0.06	0.06	0.09
Net realized and unrealized gain (loss)	0.50	(1.36)	2.56	6.65	(0.29)	0.60
Total from investment operations	0.51	(1.31)	2.60	6.71	(0.23)	0.69

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.09)	(0.04)	(0.09)	(0.09)
Net realized gain	—	(2.02)	(2.42)	(0.39)	(1.42)	(1.91)
Total dividends and distributions	—	(2.10)	(2.51)	(0.43)	(1.51)	(2.00)

Net asset value, end of period	$15.20	$14.69	$18.10	$18.01	$11.73	$13.47

Total return[3]	3.47%[4]	(6.71%)[4]	13.88%	57.58%	(3.57%)	5.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,450,696	$2,574,630	$3,424,139	$3,411 [5]	$2,409 [5]	$2,895 [5]
Ratio of expenses to average net assets[6]	1.00%	1.00%	0.97%	1.00%	1.03%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	1.03%	0.97%	1.00%	1.03%	1.02%
Ratio of net investment income to average net assets	0.18%	0.32%	0.19%	0.36%	0.42%	0.64%
Ratio of net investment income to average net assets prior to fees waived	0.15%	0.29%	0.19%	0.36%	0.42%	0.64%
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

121

Financial highlights

Delaware Ivy Core Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.09	$14.27	$14.65	$9.63	$11.31	$12.69

Income (loss) from investment operations:
Net investment loss[2]	(0.03)[3]	(0.06)	(0.11)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.37	(1.10)	2.10	5.45	(0.22)	0.51
Total from investment operations	0.34	(1.16)	1.99	5.39	(0.27)	0.48

Less dividends and distributions from:
Net investment income	—	—	(0.01)	—	(0.01)	—
Net realized gain	—	(2.02)	(2.36)	(0.37)	(1.40)	(1.86)
Total dividends and distributions	—	(2.02)	(2.37)	(0.37)	(1.41)	(1.86)

Net asset value, end of period	$11.43	$11.09	$14.27	$14.65	$9.63	$11.31

Total return[4]	3.07%[5]	(7.48%)[5]	12.85%	56.31%	(4.44%)	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,774	$17,253	$27,556	$33 [6]	$37 [6]	$52 [6]
Ratio of expenses to average net assets[7]	1.75%	1.84%	1.85%	1.88%	1.89%	1.85%
Ratio of expenses to average net assets prior to fees waived[7]	1.78%	1.99%	1.85%	1.88%	1.89%	1.85%
Ratio of net investment loss to average net assets	(0.57%)	(0.52%)	(0.70%)	(0.51%)	(0.44%)	(0.20%)
Ratio of net investment loss to average net assets prior to fees waived	(0.60%)	(0.67%)	(0.70%)	(0.51%)	(0.44%)	(0.20%)
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

122

Delaware Ivy Core Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.67	$21.24	$20.77	$13.47	$15.27	$16.48

Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.08	0.10	0.10	0.14
Net realized and unrealized gain (loss)	0.59	(1.57)	2.93	7.66	(0.37)	0.69
Total from investment operations	0.63	(1.47)	3.01	7.76	(0.27)	0.83

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.12)	(0.07)	(0.11)	(0.13)
Net realized gain	—	(2.02)	(2.42)	(0.39)	(1.42)	(1.91)
Total dividends and distributions	—	(2.10)	(2.54)	(0.46)	(1.53)	(2.04)

Net asset value, end of period	$18.30	$17.67	$21.24	$20.77	$13.47	$15.27

Total return[3]	3.57%[4]	(6.46%)	14.00%	57.92%	(3.38%)	5.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$677,877	$744,911	$1,070,912	$1,101 [5]	$861 [5]	$1,089 [5]
Ratio of expenses to average net assets[6]	0.75%	0.78%	0.79%	0.81%	0.83%	0.81%
Ratio of expenses to average net assets prior to fees waived[6]	0.78%	0.78%	0.79%	0.81%	0.83%	0.81%
Ratio of net investment income to average net assets	0.44%	0.55%	0.37%	0.55%	0.63%	0.85%
Ratio of net investment income to average net assets prior to fees waived	0.41%	0.55%	0.37%	0.55%	0.63%	0.85%
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

123

Financial highlights

Delaware Ivy Core Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.47	$17.88	$17.82	$11.62	$13.36	$14.67

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	0.01	(0.04)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss)	0.48	(1.35)	2.53	6.59	(0.30)	0.60
Total from investment operations	0.48	(1.34)	2.49	6.58	(0.29)	0.63

Less dividends and distributions from:
Net investment income	—	(0.05)	(0.04)	—	(0.03)	(0.03)
Net realized gain	—	(2.02)	(2.39)	(0.38)	(1.42)	(1.91)
Total dividends and distributions	—	(2.07)	(2.43)	(0.38)	(1.45)	(1.94)

Net asset value, end of period	$14.95	$14.47	$17.88	$17.82	$11.62	$13.36

Total return[4]	3.32%[5]	(6.98%)[5]	13.42%	56.93%	(3.93%)	5.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168	$231	$212	$1 [6]	$— [6,7]	$1 [6]
Ratio of expenses to average net assets[8]	1.25%	1.30%	1.39%	1.40%	1.42%	1.40%
Ratio of expenses to average net assets prior to fees waived[8]	1.28%	1.31%	1.39%	1.40%	1.42%	1.40%
Ratio of net investment income (loss) to average net assets	(0.05%)	0.03%	(0.22%)	(0.04%)	0.04%	0.22%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08%)	0.02%	(0.22%)	(0.04%)	0.04%	0.22%
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

124

Delaware Ivy Core Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.73	$21.31	$20.82	$13.50	$15.30	$16.51

Income (loss) from investment operations:
Net investment income[2]	0.04	0.12	0.12	0.12	0.13	0.16
Net realized and unrealized gain (loss)	0.60	(1.59)	2.94	7.68	(0.37)	0.69
Total from investment operations	0.64	(1.47)	3.06	7.80	(0.24)	0.85

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.15)	(0.09)	(0.14)	(0.15)
Net realized gain	—	(2.02)	(2.42)	(0.39)	(1.42)	(1.91)
Total dividends and distributions	—	(2.11)	(2.57)	(0.48)	(1.56)	(2.06)

Net asset value, end of period	$18.37	$17.73	$21.31	$20.82	$13.50	$15.30

Total return[3]	3.61%[4]	(6.44%)	14.23%	58.14%	(3.23%)	6.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,280	$48,677	$91,633	$90 [5]	$31 [5]	$45 [5]
Ratio of expenses to average net assets[6]	0.72%	0.69%	0.64%	0.66%	0.67%	0.65%
Ratio of expenses to average net assets prior to fees waived[6]	0.76%	0.69%	0.64%	0.66%	0.67%	0.65%
Ratio of net investment income to average net assets	0.45%	0.64%	0.52%	0.68%	0.78%	0.97%
Ratio of net investment income to average net assets prior to fees waived	0.41%	0.64%	0.52%	0.68%	0.78%	0.97%
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

125

Financial highlights

Delaware Ivy Core Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six month ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.83	$20.38	$20.01	$13.00	$14.78	$16.02

Income (loss) from investment operations:
Net investment income[2]	0.02	0.07	0.07	0.09	0.09	0.13
Net realized and unrealized gain (loss)	0.56	(1.52)	2.83	7.37	(0.34)	0.67
Total from investment operations	0.58	(1.45)	2.90	7.46	(0.25)	0.80

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.11)	(0.06)	(0.11)	(0.13)
Net realized gain	—	(2.02)	(2.42)	(0.39)	(1.42)	(1.91)
Total dividends and distributions	—	(2.10)	(2.53)	(0.45)	(1.53)	(2.04)

Net asset value, end of period	$17.41	$16.83	$20.38	$20.01	$13.00	$14.78

Total return[3]	3.45%	(6.63%)	13.99%	57.75%	(3.37%)	5.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,812	$25,065	$29,855	$26 [4]	$23 [4]	$45 [4]
Ratio of expenses to average net assets[5]	1.00%	0.94%	0.84%	0.85%	0.84%	0.84%
Ratio of expenses to average net assets prior to fees waived[5]	1.03%	0.97%	1.04%	1.05%	1.08%	1.05%
Ratio of net investment income to average net assets	0.18%	0.39%	0.32%	0.50%	0.60%	0.80%
Ratio of net investment income to average net assets prior to fees waived	0.15%	0.36%	0.12%	0.30%	0.36%	0.59%
Portfolio turnover	17%	37%	36%	49%	66%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

126

Delaware Ivy Global Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.26	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.16	0.24	0.25	0.32	0.34	0.32
Net realized and unrealized gain (loss)	(0.35)	(0.44)	(0.69)	0.95	(0.59)	0.01
Total from investment operations	(0.19)	(0.20)	(0.44)	1.27	(0.25)	0.33

Less dividends and distributions from:
Net investment income	(0.16)	(0.28)	(0.25)	(0.27)	(0.20)	(0.28)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.28)	(0.25)	(0.27)	(0.20)	(0.30)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.26	$9.26	$9.71

Total return[3]	(2.10%)	(2.00%)	(4.39%)	13.77%	(2.69%)	3.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,581	$111,266	$150,133	$178 [4]	$170 [4]	$211 [4]
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.96%	0.96%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.24%	1.19%	1.20%	1.22%	1.23%
Ratio of net investment income to average net assets	3.58%	2.64%	2.46%	3.18%	3.43%	3.32%
Ratio of net investment income to average net assets prior to fees waived	3.48%	2.36%	2.23%	2.94%	3.20%	3.08%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

127

Financial highlights

Delaware Ivy Global Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.25	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.13	0.17	0.17	0.25	0.26	0.25
Net realized and unrealized gain (loss)	(0.36)	(0.43)	(0.68)	0.94	(0.59)	0.01
Total from investment operations	(0.23)	(0.26)	(0.51)	1.19	(0.33)	0.26

Less dividends and distributions from:
Net investment income	(0.13)	(0.22)	(0.17)	(0.20)	(0.12)	(0.21)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.13)	(0.22)	(0.17)	(0.20)	(0.12)	(0.23)

Net asset value, end of period	$8.73	$9.09	$9.57	$10.25	$9.26	$9.71

Total return[3]	(2.59%)	(2.68%)	(5.04%)	12.81%	(3.42%)	2.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,662	$2,675	$3,499	$4 [4]	$6 [4]	$9 [4]
Ratio of expenses to average net assets[5]	1.71%	1.71%	1.72%	1.72%	1.74%	1.73%
Ratio of expenses to average net assets prior to fees waived[5]	1.81%	2.06%	1.97%	1.96%	1.98%	1.93%
Ratio of net investment income to average net assets	2.82%	1.91%	1.69%	2.45%	2.68%	2.58%
Ratio of net investment income to average net assets prior to fees waived	2.72%	1.56%	1.44%	2.21%	2.44%	2.38%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

128

Delaware Ivy Global Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.25	$9.26	$9.71	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.17	0.26	0.27	0.35	0.36	0.34
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.68)	0.93	(0.59)	0.01
Total from investment operations	(0.18)	(0.17)	(0.41)	1.28	(0.23)	0.35

Less dividends and distributions from:
Net investment income	(0.17)	(0.31)	(0.27)	(0.29)	(0.22)	(0.30)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.17)	(0.31)	(0.27)	(0.29)	(0.22)	(0.32)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.25	$9.26	$9.71

Total return[3]	(1.97%)	(1.76%)	(4.08%)	13.90%	(2.45%)	3.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,737	$179,446	$198,358	$241 [4]	$204 [4]	$240 [4]
Ratio of expenses to average net assets[5]	0.71%	0.72%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.81%	0.75%	0.86%	0.89%	0.89%	0.88%
Ratio of net investment income to average net assets	3.83%	2.91%	2.67%	3.39%	3.67%	3.58%
Ratio of net investment income to average net assets prior to fees waived	3.73%	2.88%	2.55%	3.24%	3.52%	3.44%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests

See accompanying notes, which are an integral part of the financial statements.

129

Financial highlights

Delaware Ivy Global Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.07	$9.55	$10.23	$9.24	$9.69	$9.67

Income (loss) from investment operations:
Net investment income[2]	0.15	0.21	0.20	0.28	0.29	0.27
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.68)	0.93	(0.59)	0.01
Total from investment operations	(0.20)	(0.22)	(0.48)	1.21	(0.30)	0.28

Less dividends and distributions from:
Net investment income	(0.15)	(0.26)	(0.20)	(0.22)	(0.15)	(0.24)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.15)	(0.26)	(0.20)	(0.22)	(0.15)	(0.26)

Net asset value, end of period	$8.72	$9.07	$9.55	$10.23	$9.24	$9.69

Total return[3]	(2.23%)[4]	(2.31%)[4]	(4.77%)	13.13%	(3.16%)	2.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$231	$257	$260	$— [5,6]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[7]	1.21%	1.29%	1.45%	1.46%	1.47%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.31%	1.31%	1.45%	1.46%	1.47%	1.45%
Ratio of net investment income to average net assets	3.33%	2.35%	1.96%	2.77%	2.95%	2.86%
Ratio of net investment income to average net assets prior to fees waived	3.23%	2.33%	1.96%	2.77%	2.95%	2.86%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

130

Delaware Ivy Global Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.57	$10.26	$9.26	$9.71	$9.69

Income (loss) from investment operations:
Net investment income[2]	0.17	0.26	0.27	0.34	0.36	0.34
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.68)	0.95	(0.58)	0.01
Total from investment operations	(0.18)	(0.17)	(0.41)	1.29	(0.22)	0.35

Less dividends and distributions from:
Net investment income	(0.17)	(0.31)	(0.28)	(0.29)	(0.23)	(0.31)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.17)	(0.31)	(0.28)	(0.29)	(0.23)	(0.33)

Net asset value, end of period	$8.74	$9.09	$9.57	$10.26	$9.26	$9.71

Total return[3]	(1.96%)[4]	(1.75%)	(4.14%)	14.02%	(2.42%)	3.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,656	$132,679	$143,870	$62 [5]	$23 [5]	$31 [5]
Ratio of expenses to average net assets[6]	0.67%	0.73%	0.70%	0.72%	0.73%	0.71%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%	0.73%	0.70%	0.72%	0.73%	0.71%
Ratio of net investment income to average net assets	3.87%	2.90%	2.65%	3.32%	3.69%	3.61%
Ratio of net investment income to average net assets prior to fees waived	3.77%	2.90%	2.65%	3.32%	3.69%	3.61%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

131

Financial highlights

Delaware Ivy Global Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.09	$9.58	$10.26	$9.26	$9.71	$9.69

Income (loss) from investment operations:
Net investment income[2]	0.16	0.25	0.25	0.32	0.34	0.32
Net realized and unrealized gain (loss)	(0.35)	(0.45)	(0.68)	0.95	(0.59)	—
Total from investment operations	(0.19)	(0.20)	(0.43)	1.27	(0.25)	0.32

Less dividends and distributions from:
Net investment income	(0.16)	(0.29)	(0.25)	(0.27)	(0.20)	(0.28)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.29)	(0.25)	(0.27)	(0.20)	(0.30)

Net asset value, end of period	$8.74	$9.09	$9.58	$10.26	$9.26	$9.71

Total return[3]	(2.08%)	(2.06%)	(4.29%)	13.76%	(2.69%)	3.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,845	$1,879	$881	$1 [4]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.96%	0.96%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	0.99%	1.11%	1.12%	1.23%	1.11%
Ratio of net investment income to average net assets	3.59%	2.74%	2.42%	3.18%	3.46%	3.29%
Ratio of net investment income to average net assets prior to fees waived	3.49%	2.71%	2.27%	3.02%	3.22%	3.17%
Portfolio turnover	71%	124%	50%	43%	38%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

132

Delaware Ivy Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.35	$54.30	$56.56	$37.75	$43.12	$46.78

Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.22	0.08	(0.04)	0.05	0.09
Net realized and unrealized gain (loss)	0.55	(3.65)	1.81	21.67	(4.97)	1.02
Total from investment operations	0.73	(3.43)	1.89	21.63	(4.92)	1.11

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	(0.09)	(0.08)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(4.15)	(2.82)	(0.45)	(4.77)

Net asset value, end of period	$30.08	$29.35	$54.30	$56.56	$37.75	$43.12

Total return[3]	2.49%[4]	(4.48%)[4]	2.84%	57.85%	(11.62%)	3.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$310,955	$333,400	$481,991	$531 [5]	$369 [5]	$477 [5]
Ratio of expenses to average net assets[6]	1.19%	1.28%	1.27%	1.34%	1.36%	1.37%
Ratio of expenses to average net assets prior to fees waived[6]	1.37%	1.39%	1.27%	1.34%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets	1.22%	0.53%	0.14%	(0.08%)	0.11%	0.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.04%	0.42%	0.14%	(0.08%)	0.11%	0.19%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

133

Financial highlights

Delaware Ivy Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.40	$43.16	$45.65	$31.11	$35.84	$39.93

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	(0.10)[3]	(0.40)	(0.41)	(0.28)	(0.23)
Net realized and unrealized gain (loss)	0.34	(3.14)	1.51	17.77	(4.09)	0.83
Total from investment operations	0.38	(3.24)	1.11	17.36	(4.37)	0.60

Less dividends and distributions from:
Net realized gain	—	(21.52)	(3.60)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(3.60)	(2.82)	(0.36)	(4.69)

Net asset value, end of period	$18.78	$18.40	$43.16	$45.65	$31.11	$35.84

Total return[4]	2.07%[5]	(5.30%)[5]	1.88%	56.45%	(12.42%)	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,043	$2,187	$3,530	$5 [6]	$5 [6]	$9 [6]
Ratio of expenses to average net assets[7]	1.95%	2.17%	2.22%	2.25%	2.24%	2.15%
Ratio of expenses to average net assets prior to fees waived[7]	2.12%	2.51%	2.22%	2.25%	2.24%	2.15%
Ratio of net investment income (loss) to average net assets	0.46%	(0.35%)	(0.84%)	(1.00%)	(0.76%)	(0.60%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.29%	(0.69%)	(0.84%)	(1.00%)	(0.76%)	(0.60%)
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

134

Delaware Ivy Global Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$30.86	$55.82	$58.10	$38.63	$44.10	$47.72

Income (loss) from investment operations:
Net investment income[2]	0.23	0.37	0.20	0.10	0.18	0.24
Net realized and unrealized gain (loss)	0.57	(3.75)	1.89	22.20	(5.07)	1.05
Total from investment operations	0.80	(3.38)	2.09	22.30	(4.89)	1.29

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.41)	(0.01)	(0.22)	(0.22)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.58)	(4.37)	(2.83)	(0.58)	(4.91)

Net asset value, end of period	$31.66	$30.86	$55.82	$58.10	$38.63	$44.10

Total return[3]	2.59%	(4.25%)	3.09%	58.28%	(11.35%)	3.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,736	$196,155	$379,099	$494 [4]	$346 [4]	$436 [4]
Ratio of expenses to average net assets[5]	0.95%	1.01%	1.06%	1.06%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.03%	1.07%	1.09%	1.10%	1.08%
Ratio of net investment income to average net assets	1.46%	0.85%	0.33%	0.19%	0.40%	0.50%
Ratio of net investment income to average net assets prior to fees waived	1.29%	0.83%	0.32%	0.16%	0.36%	0.48%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

135

Financial highlights

Delaware Ivy Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$28.46	$53.50	$55.69	$37.32	$42.69	$46.41

Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.09	(0.15)	(0.21)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	0.52	(3.61)	1.78	21.40	(4.93)	1.02
Total from investment operations	0.66	(3.52)	1.63	21.19	(5.01)	0.97

Less dividends and distributions from:
Net investment income	—	—	(0.01)	—	—	—
Net realized gain	—	(21.52)	(3.81)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(3.82)	(2.82)	(0.36)	(4.69)

Net asset value, end of period	$29.12	$28.46	$53.50	$55.69	$37.32	$42.69

Total return[3]	2.32%[4]	(4.74%)[4]	2.46%	57.33%	(11.92%)	2.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$693	$716	$835	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[6]	1.45%	1.55%	1.66%	1.68%	1.68%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.62%	1.57%	1.66%	1.68%	1.68%	1.67%
Ratio of net investment income (loss) to average net assets	0.96%	0.23%	(0.25%)	(0.42%)	(0.18%)	(0.10%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.79%	0.21%	(0.25%)	(0.42%)	(0.18%)	(0.10%)
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

136

Delaware Ivy Global Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$31.04	$56.21	$58.51	$38.85	$44.35	$47.99

Income (loss) from investment operations:
Net investment income[2]	0.24	0.31	0.23	0.16	0.24	0.30
Net realized and unrealized gain (loss)	0.57	(3.70)	1.96	22.35	(5.10)	1.04
Total from investment operations	0.81	(3.39)	2.19	22.51	(4.86)	1.34

Less dividends and distributions from:
Net investment income	—	(0.26)	(0.53)	(0.03)	(0.28)	(0.29)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.78)	(4.49)	(2.85)	(0.64)	(4.98)

Net asset value, end of period	$31.85	$31.04	$56.21	$58.51	$38.85	$44.35

Total return[3]	2.61%[4]	(4.20%)[4]	3.22%	58.50%	(11.26%)	3.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,432	$2,908	$2,633	$19 [5]	$16 [5]	$19 [5]
Ratio of expenses to average net assets[6]	0.90%	0.98%	0.91%	0.94%	0.94%	0.92%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.00%	0.91%	0.94%	0.94%	0.92%
Ratio of net investment income to average net assets	1.47%	0.73%	0.37%	0.31%	0.53%	0.64%
Ratio of net investment income to average net assets prior to fees waived	1.29%	0.71%	0.37%	0.31%	0.53%	0.64%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

137

Financial highlights

Delaware Ivy Global Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.66	$54.63	$56.88	$37.95	$43.35	$47.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.21	0.07	(0.05)	0.08	0.09
Net realized and unrealized gain (loss)	0.55	(3.66)	1.83	21.80	(5.03)	1.04
Total from investment operations	0.73	(3.45)	1.90	21.75	(4.95)	1.13

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	(0.09)	(0.09)
Net realized gain	—	(21.52)	(3.96)	(2.82)	(0.36)	(4.69)
Total dividends and distributions	—	(21.52)	(4.15)	(2.82)	(0.45)	(4.78)

Net asset value, end of period	$30.39	$29.66	$54.63	$56.88	$37.95	$43.35

Total return[3]	2.46%[4]	(4.50%)[4]	2.85%[4]	57.86%[4]	(11.63%)[4]	3.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,548	$1,483	$1,962	$3 [5]	$2 [5]	$5 [5]
Ratio of expenses to average net assets[6]	1.20%	1.28%	1.28%	1.34%	1.36%	1.33%
Ratio of expenses to average net assets prior to fees waived[6]	1.37%	1.32%	1.32%	1.36%	1.38%	1.33%
Ratio of net investment income (loss) to average net assets	1.20%	0.51%	0.11%	(0.09%)	0.19%	0.20%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.03%	0.47%	0.07%	(0.11%)	0.17%	0.20%
Portfolio turnover	20%	39%	45%	32%	26%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

138

Delaware Ivy High Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.44	0.46	0.41	0.49	0.50
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.38)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.42)	0.08	1.62	(0.80)	0.21

Less dividends and distributions from:
Net investment income	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)
Total dividends and distributions	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.09%	(6.02%)[4]	1.09%[5]	28.16%	(12.03%)	2.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,111,081	$1,196,375	$1,576,813	$1,816 [6]	$1,465 [6]	$1,930 [6]
Ratio of expenses to average net assets[7]	0.98%	1.00%	0.95%	0.97%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[7]	0.98%	1.02%	0.95%	0.97%	0.95%	0.95%
Ratio of net investment income to average net assets	7.36%	7.38%	6.44%	6.16%	6.89%	6.81%
Ratio of net investment income to average net assets prior to fees waived	7.36%	7.36%	6.44%	6.16%	6.89%	6.81%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

139

Financial highlights

Delaware Ivy High Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.19	0.40	0.40	0.36	0.44	0.45
Net realized and unrealized gain (loss)	(0.09)	(0.86)	(0.37)	1.22	(1.29)	(0.29)
Total from investment operations	0.10	(0.46)	0.03	1.58	(0.85)	0.16

Less dividends and distributions from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.39)	(0.44)	(0.45)
Total dividends and distributions	(0.19)	(0.40)	(0.40)	(0.39)	(0.44)	(0.45)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	1.71%	(6.70%)[4]	0.38%[4,5]	27.28%[4]	(12.66%)[4]	2.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,409	$141,497	$221,601	$321 [6]	$447 [6]	$683 [6]
Ratio of expenses to average net assets[7]	1.73%	1.71%	1.66%	1.66%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.73%	1.81%	1.70%	1.70%	1.68%	1.66%
Ratio of net investment income to average net assets	6.62%	6.64%	5.72%	5.50%	6.17%	6.10%
Ratio of net investment income to average net assets prior to fees waived	6.62%	6.54%	5.68%	5.46%	6.15%	6.10%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

140

Delaware Ivy High Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.45	0.47	0.43	0.50	0.52
Net realized and unrealized gain (loss)	(0.09)	(0.85)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.10	1.64	(0.79)	0.23

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)
Total dividends and distributions	(0.22)	(0.46)	(0.47)	(0.45)	(0.50)	(0.52)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.22%	(5.79%)	1.31%[4]	28.44%	(11.83%)	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,001,071	$1,035,891	$1,454,150	$1,868 [5]	$1,487 [5]	$2,058 [5]
Ratio of expenses to average net assets[6]	0.73%	0.75%	0.74%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	7.60%	7.61%	6.66%	6.38%	7.11%	7.05%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

141

Financial highlights

Delaware Ivy High Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.21	0.42	0.43	0.39	0.46	0.47
Net realized and unrealized gain (loss)	(0.09)	(0.85)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.43)	0.06	1.60	(0.83)	0.18

Less dividends and distributions from:
Net investment income	(0.21)	(0.43)	(0.43)	(0.41)	(0.46)	(0.47)
Total dividends and distributions	(0.21)	(0.43)	(0.43)	(0.41)	(0.46)	(0.47)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	1.96%	(6.29%)	0.71%[4]	27.67%	(12.36%)	2.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,799	$34,322	$44,613	$48 [5]	$45 [5]	$62 [5]
Ratio of expenses to average net assets[6]	1.23%	1.28%	1.34%	1.35%	1.32%	1.30%
Ratio of net investment income to average net assets	7.10%	7.09%	6.05%	5.79%	6.52%	6.47%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

142

Delaware Ivy High Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.23	0.46	0.48	0.44	0.51	0.53
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.13	(0.40)	0.11	1.65	(0.78)	0.24

Less dividends and distributions from:
Net investment income	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)
Total dividends and distributions	(0.22)	(0.46)	(0.48)	(0.46)	(0.51)	(0.53)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.23%	(5.68%)	1.45%[4]	28.63%	(11.69%)	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,154	$59,659	$64,630	$67 [5]	$64 [5]	$71 [5]
Ratio of expenses to average net assets[6]	0.69%	0.64%	0.60%	0.60%	0.58%	0.56%
Ratio of net investment income to average net assets	7.70%	7.78%	6.78%	6.54%	7.27%	7.22%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

143

Financial highlights

Delaware Ivy High Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.87	$6.73	$7.10	$5.91	$7.20	$7.49

Income (loss) from investment operations:
Net investment income[2]	0.22	0.44	0.45	0.41	0.49	0.50
Net realized and unrealized gain (loss)	(0.10)	(0.86)	(0.37)	1.21	(1.29)	(0.29)
Total from investment operations	0.12	(0.42)	0.08	1.62	(0.80)	0.21

Less dividends and distributions from:
Net investment income	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)
Total dividends and distributions	(0.21)	(0.44)	(0.45)	(0.43)	(0.49)	(0.50)

Net asset value, end of period	$5.78	$5.87	$6.73	$7.10	$5.91	$7.20

Total return[3]	2.09%	(6.02%)	1.09%[4,5]	28.17%[5]	(12.03%)[5]	2.94%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,915	$68,758	$99,847	$138 [6]	$133 [6]	$239 [6]
Ratio of expenses to average net assets[7]	0.98%	1.00%	0.96%	0.97%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[7]	0.98%	1.00%	0.99%	1.00%	0.98%	0.96%
Ratio of net investment income to average net assets	7.37%	7.34%	6.37%	6.17%	6.87%	6.80%
Ratio of net investment income to average net assets prior to fees waived	7.37%	7.34%	6.34%	6.14%	6.84%	6.79%
Portfolio turnover	14%	50%	48%	59%	30%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

144

Delaware Ivy International Core Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.83	$19.09	$19.82	$13.29	$16.75	$19.98

Income (loss) from investment operations:
Net investment income[2]	0.25	0.38	0.18	0.23	0.26	0.35
Net realized and unrealized gain (loss)	(0.15)	(0.50)	(0.41)	6.48	(3.30)	(2.11)
Total from investment operations	0.10	(0.12)	(0.23)	6.71	(3.04)	(1.76)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.50)	(0.18)	(0.42)	(0.36)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.14)	(0.50)	(0.18)	(0.42)	(1.47)

Net asset value, end of period	$18.93	$18.83	$19.09	$19.82	$13.29	$16.75

Total return[3]	0.53%	(0.55%)	(1.28%)	50.62%	(18.72%)	(8.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$267,108	$278,607	$329,081	$388 [4]	$322 [4]	$568 [4]
Ratio of expenses to average net assets[5]	1.04%	1.11%	1.23%	1.23%	1.25%	1.26%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.42%	1.36%	1.35%	1.31%	1.27%
Ratio of net investment income to average net assets	2.65%	2.20%	0.89%	1.33%	1.57%	1.90%
Ratio of net investment income to average net assets prior to fees waived	2.43%	1.89%	0.76%	1.21%	1.51%	1.89%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

145

Financial highlights

Delaware Ivy International Core Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.39	$16.62	$17.33	$11.65	$14.75	$17.77

Income (loss) from investment operations:
Net investment income[2]	0.16	0.22	0.04	0.09	0.14	0.20
Net realized and unrealized gain (loss)	(0.14)	(0.43)	(0.36)	5.68	(2.91)	(1.87)
Total from investment operations	0.02	(0.21)	(0.32)	5.77	(2.77)	(1.67)

Less dividends and distributions from:
Net investment income	—	(0.02)	(0.39)	(0.09)	(0.33)	(0.24)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.02)	(0.39)	(0.09)	(0.33)	(1.35)

Net asset value, end of period	$16.41	$16.39	$16.62	$17.33	$11.65	$14.75

Total return[3]	0.12%	(1.23%)	(1.97%)	49.63%	(19.30%)	(9.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,681	$28,549	$45,987	$67 [4]	$77 [4]	$163 [4]
Ratio of expenses to average net assets[5]	1.79%	1.84%	1.92%	1.92%	1.93%	1.91%
Ratio of expenses to average net assets prior to fees waived[5]	2.01%	2.20%	2.06%	2.05%	1.99%	1.92%
Ratio of net investment income to average net assets	1.90%	1.46%	0.23%	0.58%	0.94%	1.24%
Ratio of net investment income to average net assets prior to fees waived	1.68%	1.10%	0.09%	0.45%	0.88%	1.23%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

146

Delaware Ivy International Core Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.00	$19.24	$19.98	$13.39	$16.86	$20.10

Income (loss) from investment operations:
Net investment income[2]	0.28	0.45	0.28	0.29	0.35	0.42
Net realized and unrealized gain (loss)	(0.16)	(0.50)	(0.42)	6.55	(3.32)	(2.12)
Total from investment operations	0.12	(0.05)	(0.14)	6.84	(2.97)	(1.70)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.60)	(0.25)	(0.50)	(0.43)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.19)	(0.60)	(0.25)	(0.50)	(1.54)

Net asset value, end of period	$19.12	$19.00	$19.24	$19.98	$13.39	$16.86

Total return[3]	0.63%	(0.17%)	(0.88%)	51.27%	(18.30%)	(8.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$673,111	$723,002	$1,024,716	$1,408 [4]	$1,483 [4]	$3,149 [4]
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.79%	0.79%	0.79%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.94%	1.02%	1.03%	0.98%	0.95%
Ratio of net investment income to average net assets	2.90%	2.54%	1.34%	1.72%	2.08%	2.27%
Ratio of net investment income to average net assets prior to fees waived	2.68%	2.39%	1.11%	1.48%	1.89%	2.17%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

147

Financial highlights

Delaware Ivy International Core Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.81	$19.07	$19.80	$13.29	$16.75	$19.97

Income (loss) from investment operations:
Net investment income[2]	0.23	0.33	0.12	0.17	0.20	0.29
Net realized and unrealized gain (loss)	(0.15)	(0.49)	(0.41)	6.48	(3.28)	(2.10)
Total from investment operations	0.08	(0.16)	(0.29)	6.65	(3.08)	(1.81)

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.44)	(0.14)	(0.38)	(0.30)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.10)	(0.44)	(0.14)	(0.38)	(1.41)

Net asset value, end of period	$18.89	$18.81	$19.07	$19.80	$13.29	$16.75

Total return[3]	0.43%	(0.78%)	(1.57%)	50.08%	(18.93%)	(8.82%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,020	$41,758	$47,807	$55 [4]	$47 [4]	$104 [4]
Ratio of expenses to average net assets[5]	1.29%	1.37%	1.53%	1.53%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[5]	1.51%	1.51%	1.63%	1.62%	1.57%	1.54%
Ratio of net investment income to average net assets	2.39%	1.92%	0.58%	1.02%	1.21%	1.60%
Ratio of net investment income to average net assets prior to fees waived	2.17%	1.78%	0.48%	0.93%	1.17%	1.59%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

148

Delaware Ivy International Core Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.05	$19.30	$20.03	$13.43	$16.91	$20.16

Income (loss) from investment operations:
Net investment income[2]	0.29	0.45	0.29	0.29	0.36	0.43
Net realized and unrealized gain (loss)	(0.16)	(0.51)	(0.42)	6.56	(3.34)	(2.12)
Total from investment operations	0.13	(0.06)	(0.13)	6.85	(2.98)	(1.69)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.60)	(0.25)	(0.50)	(0.45)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.19)	(0.60)	(0.25)	(0.50)	(1.56)

Net asset value, end of period	$19.18	$19.05	$19.30	$20.03	$13.43	$16.91

Total return[3]	0.68%	(0.22%)	(0.83%)	51.19%	(18.31%)	(8.12%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,625	$243,848	$347,008	$497 [4]	$620 [4]	$1,437 [4]
Ratio of expenses to average net assets[5]	0.75%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.93%	0.88%	0.88%	0.83%	0.80%
Ratio of net investment income to average net assets	2.97%	2.55%	1.37%	1.69%	2.09%	2.35%
Ratio of net investment income to average net assets prior to fees waived	2.75%	2.41%	1.28%	1.60%	2.05%	2.34%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

149

Financial highlights

Delaware Ivy International Core Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.99	$19.24	$19.98	$13.39	$16.87	$20.12

Income (loss) from investment operations:
Net investment income[2]	0.26	0.39	0.21	0.22	0.27	0.37
Net realized and unrealized gain (loss)	(0.16)	(0.49)	(0.43)	6.56	(3.32)	(2.14)
Total from investment operations	0.10	(0.10)	(0.22)	6.78	(3.05)	(1.77)

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.52)	(0.19)	(0.43)	(0.37)
Net realized gain	—	—	—	—	—	(1.11)
Total dividends and distributions	—	(0.15)	(0.52)	(0.19)	(0.43)	(1.48)

Net asset value, end of period	$19.09	$18.99	$19.24	$19.98	$13.39	$16.87

Total return[3]	0.53%[4]	(0.46%)[4]	(1.26%)[4]	50.76%[4]	(18.65%)[4]	(8.55%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,279	$41,120	$49,433	$91 [5]	$176 [5]	$377 [5]
Ratio of expenses to average net assets[6]	1.04%	1.09%	1.18%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.24%	1.28%	1.29%	1.23%	1.19%
Ratio of net investment income to average net assets	2.64%	2.20%	0.99%	1.33%	1.62%	1.99%
Ratio of net investment income to average net assets prior to fees waived	2.42%	2.05%	0.89%	1.21%	1.57%	1.99%
Portfolio turnover	17%	43%	71%	76%	62%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

150

Delaware Ivy Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$25.18	$31.11	$29.35	$20.52	$22.73	$22.65

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.06)	(0.12)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.03	(2.99)	5.20	10.80	0.85	2.87
Total from investment operations	2.00	(3.05)	5.08	10.73	0.83	2.86

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.32)	(1.90)	(3.04)	(2.78)
Total dividends and distributions	—	(2.88)	(3.32)	(1.90)	(3.04)	(2.78)

Net asset value, end of period	$27.18	$25.18	$31.11	$29.35	$20.52	$22.73

Total return[3]	7.94%[4]	(9.24%)[4]	16.52%	52.78%	2.18%	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,162,789	$2,127,513	$2,834,191	$2,740 [5]	$1,936 [5]	$2,113 [5]
Ratio of expenses to average net assets[6]	0.89%	0.93%	0.94%	0.98%	1.01%	1.04%
Ratio of expenses to average net assets prior to fees waived[6]	0.95%	1.00%	0.94%	0.98%	1.01%	1.04%
Ratio of net investment loss to average net assets	(0.23%)	(0.22%)	(0.36%)	(0.24%)	(0.07%)	(0.04%)
Ratio of net investment loss to average net assets prior to fees waived	(0.29%)	(0.29%)	(0.28%)	(0.36%)	(0.24%)	(0.07%)
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

151

Financial highlights

Delaware Ivy Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.46	$22.78	$22.15	$15.94	$18.30	$18.87

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.19)	(0.30)	(0.22)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.40	(2.25)	3.96	8.33	0.75	2.33
Total from investment operations	1.31	(2.44)	3.66	8.11	0.58	2.18

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.03)	(1.90)	(2.94)	(2.75)
Total dividends and distributions	—	(2.88)	(3.03)	(1.90)	(2.94)	(2.75)

Net asset value, end of period	$18.77	$17.46	$22.78	$22.15	$15.94	$18.30

Total return[3]	7.50%[4]	(9.97%)[4]	15.55%	51.46%	1.38%	12.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,789	$44,773	$63,666	$69 [5]	$69 [5]	$88 [5]
Ratio of expenses to average net assets[6]	1.64%	1.73%	1.80%	1.82%	1.83%	1.81%
Ratio of expenses to average net assets prior to fees waived[6]	1.70%	1.90%	1.80%	1.82%	1.83%	1.81%
Ratio of net investment loss to average net assets	(0.98%)	(1.03%)	(1.23%)	(1.07%)	(0.89%)	(0.81%)
Ratio of net investment loss to average net assets prior to fees waived	(1.04%)	(1.20%)	(1.23%)	(1.07%)	(0.89%)	(0.81%)
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

152

Delaware Ivy Large Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$27.53	$33.61	$31.48	$21.90	$24.09	$23.80

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	0.02 [4]	(0.02)	0.03	0.06	0.06
Net realized and unrealized gain (loss)	2.23	(3.22)	5.56	11.52	0.89	3.03
Total from investment operations	2.23	(3.20)	5.54	11.55	0.95	3.09

Less dividends and distributions from:
Net investment income	—	—	—	(0.01)	(0.07)	—
Net realized gain	—	(2.88)	(3.41)	(1.96)	(3.07)	(2.80)
Total dividends and distributions	—	(2.88)	(3.41)	(1.97)	(3.14)	(2.80)

Net asset value, end of period	$29.76	$27.53	$33.61	$31.48	$21.90	$24.09

Total return[5]	8.10%	(8.99%)	16.87%	53.25%	2.51%	13.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,085,629	$2,723,101	$2,626,992	$2,527 [6]	$1,819 [6]	$1,970 [6]
Ratio of expenses to average net assets[7]	0.64%	0.64%	0.64%	0.64%	0.69%	0.73%
Ratio of expenses to average net assets prior to fees waived[7]	0.70%	0.66%	0.77%	0.79%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets	0.02%	0.07%	(0.06%)	0.09%	0.24%	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.04%)	0.05%	(0.19%)	(0.06%)	0.13%	0.18%
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

153

Financial highlights

Delaware Ivy Large Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$23.26	$29.09	$27.57	$19.43	$21.69	$21.79

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.12)	(0.24)	(0.16)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	1.88	(2.83)	4.89	10.20	0.82	2.74
Total from investment operations	1.82	(2.95)	4.65	10.04	0.72	2.65

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.13)	(1.90)	(2.98)	(2.75)
Total dividends and distributions	—	(2.88)	(3.13)	(1.90)	(2.98)	(2.75)

Net asset value, end of period	$25.08	$23.26	$29.09	$27.57	$19.43	$21.69

Total return[3]	7.82%[4]	(9.55%)[4]	16.07%	52.17%	1.75%	13.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,368	$10,598	$12,298	$13 [5]	$13 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.14%	1.23%	1.37%	1.38%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived[6]	1.20%	1.24%	1.37%	1.38%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.48%)	(0.51%)	(0.79%)	(0.63%)	(0.46%)	(0.40%)
Ratio of net investment loss to average net assets prior to fees waived	(0.54%)	(0.52%)	(0.79%)	(0.63%)	(0.46%)	(0.40%)
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

154

Delaware Ivy Large Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$27.78	$33.89	$31.71	$22.05	$24.25	$23.91

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01 [3]	0.03 [3]	(0.02)	0.03	0.07	0.08
Net realized and unrealized gain (loss)	2.24	(3.26)	5.61	11.61	0.89	3.04
Total from investment operations	2.25	(3.23)	5.59	11.64	0.96	3.12

Less dividends and distributions from:
Net investment income	—	—	—	(0.02)	(0.09)	—
Net realized gain	—	(2.88)	(3.41)	(1.96)	(3.07)	(2.78)
Total dividends and distributions	—	(2.88)	(3.41)	(1.98)	(3.16)	(2.78)

Net asset value, end of period	$30.03	$27.78	$33.89	$31.71	$22.05	$24.25

Total return[4]	8.10%[5]	(9.01%)[5]	16.90%	53.28%	2.54%	14.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,631	$185,287	$166,623	$164 [6]	$107 [6]	$108 [6]
Ratio of expenses to average net assets[7]	0.61%	0.64%	0.64%	0.64%	0.66%	0.66%
Ratio of expenses to average net assets prior to fees waived[7]	0.67%	0.66%	0.64%	0.64%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	0.05%	0.09%	(0.06%)	0.10%	0.28%	0.33%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.01%)	0.07%	(0.06%)	0.10%	0.28%	0.33%
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

155

Financial highlights

Delaware Ivy Large Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$26.24	$32.29	$30.36	$21.18	$23.37	$23.24

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.06)	(0.13)	(0.07)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.11	(3.11)	5.37	11.15	0.86	2.94
Total from investment operations	2.08	(3.17)	5.24	11.08	0.84	2.93

Less dividends and distributions from:
Net realized gain	—	(2.88)	(3.31)	(1.90)	(3.03)	(2.80)
Total dividends and distributions	—	(2.88)	(3.31)	(1.90)	(3.03)	(2.80)

Net asset value, end of period	$28.32	$26.24	$32.29	$30.36	$21.18	$23.37

Total return[3]	7.93%	(9.28%)	16.51%	52.78%	2.19%	13.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,025	$24,849	$35,926	$31 [4]	$26 [4]	$38 [4]
Ratio of expenses to average net assets[5]	0.89%	0.95%	0.95%	0.98%	1.01%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%	0.96%	1.02%	1.04%	1.05%	1.06%
Ratio of net investment loss to average net assets	(0.22%)	(0.24%)	(0.37%)	(0.24%)	(0.08%)	(0.05%)
Ratio of net investment loss to average net assets prior to fees waived	(0.28%)	(0.25%)	(0.44%)	(0.30%)	(0.12%)	(0.06%)
Portfolio turnover	5%	20%	12%	23%	33%	37%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

156

Delaware Ivy Managed International Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.35	$11.31	$12.52	$7.80	$10.18	$11.87

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	0.07	0.26	0.08	0.18	0.14
Net realized and unrealized gain (loss)	(0.10)	(0.62)	(1.16)	4.73	(1.88)	(1.08)
Total from investment operations	(0.17)	(0.55)	(0.90)	4.81	(1.70)	(0.94)

Less dividends and distributions from:
Net investment income	—	—	(0.28)	(0.09)	(0.20)	(0.16)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.31)	(0.09)	(0.68)	(0.75)

Net asset value, end of period	$9.18	$9.35	$11.31	$12.52	$7.80	$10.18

Total return[3]	(1.82%)	(3.79%)[4]	(7.34%)[4]	61.81%[4]	(18.31%)[4]	(7.32%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,218	$36,341	$51,379	$64 [5]	$45 [5]	$66 [5]
Ratio of expenses to average net assets[6]	1.51%	0.68%	0.46%	0.46%	0.48%	0.49%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	0.73%	0.59%	0.50%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets	(1.49%)	0.73%	2.06%	0.80%	1.82%	1.32%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.49%)	0.68%	1.93%	0.76%	1.79%	1.30%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

157

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.96	$10.99	$12.22	$7.53	$9.92	$11.64

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.10)	(0.02)[3]	0.17	— [4]	0.10	0.06
Net realized and unrealized gain (loss)	(0.09)	(0.60)	(1.16)	4.73	(1.86)	(1.09)
Total from investment operations	(0.19)	(0.62)	(0.99)	4.73	(1.76)	(1.03)

Less dividends and distributions from:
Net investment income	—	—	(0.21)	(0.04)	(0.15)	(0.10)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.24)	(0.04)	(0.63)	(0.69)

Net asset value, end of period	$8.77	$8.96	$10.99	$12.22	$7.53	$9.92

Total return[5]	(2.12%)	(4.57%)[6]	(8.22%)[6]	62.89%[6]	(19.36%)[6]	(8.32%)[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460	$566	$876	$1 [7]	$1 [7]	$2 [7]
Ratio of expenses to average net assets[8]	2.26%	1.56%	1.25%	1.25%	1.29%	1.29%
Ratio of expenses to average net assets prior to fees waived[8]	2.26%	1.67%	1.48%	1.36%	1.36%	1.31%
Ratio of net investment income (loss) to average net assets	(2.24%)	(0.21%)	1.34%	0.01%	0.98%	0.58%
Ratio of net investment income (loss) to average net assets prior to fees waived	(2.24%)	(0.32%)	1.11%	(0.10%)	0.91%	0.56%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

158

Delaware Ivy Managed International Opportunities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.47	$11.40	$12.61	$7.87	$10.24	$11.93

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)	— [3]	0.29	0.12	0.22	0.18
Net realized and unrealized gain (loss)	(0.10)	(0.52)	(1.16)	4.74	(1.88)	(1.09)
Total from investment operations	(0.16)	(0.52)	(0.87)	4.86	(1.66)	(0.91)

Less dividends and distributions from:
Net investment income	—	—	(0.31)	(0.12)	(0.23)	(0.19)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.34)	(0.12)	(0.71)	(0.78)

Net asset value, end of period	$9.31	$9.47	$11.40	$12.61	$7.87	$10.24

Total return[4]	(1.69%)	(3.50%)[5]	(7.08%)[5]	61.80%[5]	(17.91%)[5]	(7.03%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,767	$41,079	$80,847	$112 [6]	$90 [6]	$109 [6]
Ratio of expenses to average net assets[7]	1.26%	0.34%	0.16%	0.16%	0.16%	0.16%
Ratio of expenses to average net assets prior to fees waived[7]	1.26%	0.39%	0.20%	0.19%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	(1.24%)	0.01%	2.23%	1.10%	2.19%	1.59%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.24%)	(0.04%)	2.19%	1.07%	2.16%	1.56%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

159

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.27	$11.25	$12.47	$7.75	$10.14	$11.83

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	0.17	0.15	0.02	0.18	0.13
Net realized and unrealized gain (loss)	(0.09)	(0.74)	(1.08)	4.78	(1.90)	(1.08)
Total from investment operations	(0.17)	(0.57)	(0.93)	4.80	(1.72)	(0.95)

Less dividends and distributions from:
Net investment income	—	—	(0.26)	(0.08)	(0.19)	(0.15)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.29)	(0.08)	(0.67)	(0.74)

Net asset value, end of period	$9.10	$9.27	$11.25	$12.47	$7.75	$10.14

Total return[3]	(1.83%)	(4.01%)[4]	(7.58%)[4]	62.03%[4]	(18.59%)	(7.47%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100	$91	$75	$— [5,6]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[7]	1.76%	0.90%	0.67%	0.66%	0.67%	0.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.76%	0.92%	0.70%	0.67%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets	(1.75%)	1.71%	1.18%	0.23%	1.77%	1.16%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.75%)	1.69%	1.15%	0.22%	1.77%	1.15%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

160

Delaware Ivy Managed International Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.48	$11.41	$12.62	$7.88	$10.25	$11.94

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)	0.24	0.23	0.12	0.23	0.19
Net realized and unrealized gain (loss)	(0.10)	(0.76)	(1.10)	4.74	(1.89)	(1.10)
Total from investment operations	(0.16)	(0.52)	(0.87)	4.86	(1.66)	(0.91)

Less dividends and distributions from:
Net investment income	—	—	(0.31)	(0.12)	(0.23)	(0.19)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.34)	(0.12)	(0.71)	(0.78)

Net asset value, end of period	$9.32	$9.48	$11.41	$12.62	$7.88	$10.25

Total return[3]	(1.69%)	(3.48%)[4]	(7.07%)[4]	61.72%[4]	(17.90%)[4]	(7.03%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49	$76	$81	$1 [5]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.21%	0.43%	0.16%	0.16%	0.16%	0.16%
Ratio of expenses to average net assets prior to fees waived[7]	1.21%	0.45%	0.21%	0.18%	0.19%	0.17%
Ratio of net investment income (loss) to average net assets	(1.19%)	2.47%	1.82%	1.08%	2.25%	1.71%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.19%)	2.45%	1.77%	1.06%	2.22%	1.70%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

161

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.37	$11.32	$12.53	$7.81	$10.18	$11.87

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)	0.04	0.28	0.09	0.10	0.16
Net realized and unrealized gain (loss)	(0.10)	(0.58)	(1.17)	4.73	(1.78)	(1.09)
Total from investment operations	(0.17)	(0.54)	(0.89)	4.82	(1.68)	(0.93)

Less dividends and distributions from:
Net investment income	—	—	(0.29)	(0.10)	(0.21)	(0.17)
Net realized gain	—	(1.41)	(0.03)	—	(0.48)	(0.59)
Total dividends and distributions	—	(1.41)	(0.32)	(0.10)	(0.69)	(0.76)

Net asset value, end of period	$9.20	$9.37	$11.32	$12.53	$7.81	$10.18

Total return[3]	(1.81%)	(3.70%)[4]	(7.27%)[4]	61.81%[4]	(18.15%)[4]	(7.24%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78	$96	$135	$— [5,6]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	1.51%	0.61%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to fees waived[7]	1.51%	0.66%	0.48%	0.44%	0.76%	0.43%
Ratio of net investment income (loss) to average net assets	(1.49%)	0.36%	2.16%	0.82%	0.95%	1.44%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.49%)	0.31%	2.06%	0.76%	0.57%	1.39%
Portfolio turnover	12%	19%	36%	17%	10%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

162

Delaware Ivy Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$26.14	$32.31	$37.42	$22.28	$25.28	$23.99

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.16)	(0.29)	(0.23)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	(1.37)	(3.20)	0.11	19.03	(1.42)	3.56
Total from investment operations	(1.44)	(3.36)	(0.18)	18.80	(1.57)	3.43

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.93)	(3.66)	(1.43)	(2.14)
Total dividends and distributions	—	(2.81)	(4.93)	(3.66)	(1.43)	(2.14)

Net asset value, end of period	$24.70	$26.14	$32.31	$37.42	$22.28	$25.28

Total return[3]	(5.51%)[4]	(10.07%)[4]	(1.90%)	85.37%[4]	(7.20%)[4]	15.72%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,397,507	$1,582,726	$2,158,678	$2,453 [5]	$1,391 [5]	$1,668 [5]
Ratio of expenses to average net assets[6]	1.04%	1.09%	1.12%	1.16%	1.20%	1.23%
Ratio of expenses to average net assets prior to fees waived[6]	1.14%	1.21%	1.12%	1.17%	1.23%	1.25%
Ratio of net investment loss to average net assets	(0.51%)	(0.59%)	(0.76%)	(0.68%)	(0.55%)	(0.53%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)	(0.71%)	(0.76%)	(0.69%)	(0.58%)	(0.55%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

163

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.16	$24.74	$29.76	$18.26	$21.02	$20.44

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.28)	(0.48)	(0.39)	(0.28)	(0.26)
Net realized and unrealized gain (loss)	(1.00)	(2.49)	0.20	15.51	(1.15)	2.98
Total from investment operations	(1.12)	(2.77)	(0.28)	15.12	(1.43)	2.72

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.74)	(3.62)	(1.33)	(2.14)
Total dividends and distributions	—	(2.81)	(4.74)	(3.62)	(1.33)	(2.14)

Net asset value, end of period	$18.04	$19.16	$24.74	$29.76	$18.26	$21.02

Total return[3]	(5.85%)[4]	(10.79%)[4]	(2.67%)	83.95%[4]	(7.88%)[4]	14.90%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$62,552	$75,826	$121,668	$170 [5]	$143 [5]	$207 [5]
Ratio of expenses to average net assets[6]	1.79%	1.88%	1.93%	1.92%	1.95%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.89%	2.06%	1.93%	1.94%	1.98%	1.96%
Ratio of net investment loss to average net assets	(1.26%)	(1.38%)	(1.57%)	(1.43%)	(1.30%)	(1.25%)
Ratio of net investment loss to average net assets prior to fees waived	(1.36%)	(1.56%)	(1.57%)	(1.45%)	(1.33%)	(1.27%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

164

Delaware Ivy Mid Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$29.84	$36.32	$41.48	$24.41	$27.52	$25.83

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.09)	(0.18)	(0.12)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(1.57)	(3.58)	0.07	20.89	(1.57)	3.87
Total from investment operations	(1.61)	(3.67)	(0.11)	20.77	(1.61)	3.83

Less dividends and distributions from:
Net realized gain	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)
Total dividends and distributions	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)

Net asset value, end of period	$28.23	$29.84	$36.32	$41.48	$24.41	$27.52

Total return[3]	(5.40%)	(9.80%)	(1.56%)	86.00%	(6.75%)	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,728,833	$2,887,695	$3,577,939	$3,609 [4]	$1,898 [4]	$2,250 [4]
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.79%	0.79%	0.79%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.89%	0.84%	0.95%	0.97%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.26%)	(0.28%)	(0.43%)	(0.31%)	(0.15%)	(0.16%)
Ratio of net investment loss to average net assets prior to fees waived	(0.36%)	(0.33%)	(0.59%)	(0.49%)	(0.36%)	(0.31%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

165

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$24.71	$30.81	$35.92	$21.54	$24.51	$23.40

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.22)	(0.44)	(0.35)	(0.23)	(0.21)
Net realized and unrealized gain (loss)	(1.30)	(3.07)	0.14	18.37	(1.37)	3.46
Total from investment operations	(1.39)	(3.29)	(0.30)	18.02	(1.60)	3.25

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.81)	(3.64)	(1.37)	(2.14)
Total dividends and distributions	—	(2.81)	(4.81)	(3.64)	(1.37)	(2.14)

Net asset value, end of period	$23.32	$24.71	$30.81	$35.92	$21.54	$24.51

Total return[3]	(5.63%)	(10.34%)	(2.30%)	84.62%	(7.47%)	15.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,577	$58,839	$74,908	$88 [4]	$46 [4]	$63 [4]
Ratio of expenses to average net assets[5]	1.29%	1.38%	1.54%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.39%	1.42%	1.55%	1.56%	1.58%	1.57%
Ratio of net investment loss to average net assets	(0.76%)	(0.87%)	(1.18%)	(1.07%)	(0.90%)	(0.86%)
Ratio of net investment loss to average net assets prior to fees waived	(0.86%)	(0.91%)	(1.19%)	(1.08%)	(0.93%)	(0.88%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

166

Delaware Ivy Mid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$30.21	$36.73	$41.89	$24.63	$27.76	$26.02

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.08)	(0.18)	(0.13)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(1.60)	(3.63)	0.07	21.09	(1.59)	3.91
Total from investment operations	(1.63)	(3.71)	(0.11)	20.96	(1.63)	3.88

Less dividends and distributions from:
Net realized gain	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)
Total dividends and distributions	—	(2.81)	(5.05)	(3.70)	(1.50)	(2.14)

Net asset value, end of period	$28.58	$30.21	$36.73	$41.89	$24.63	$27.76

Total return[3]	(5.39%)	(9.80%)	(1.54%)	86.00%	(6.77%)	16.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,068,620	$1,048,374	$980,539	$736 [4]	$256 [4]	$282 [4]
Ratio of expenses to average net assets[5]	0.76%	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	0.86%	0.83%	0.80%	0.82%	0.85%	0.85%
Ratio of net investment loss to average net assets	(0.23%)	(0.28%)	(0.43%)	(0.33%)	(0.15%)	(0.11%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.33%)	(0.32%)	(0.44%)	(0.36%)	(0.21%)	(0.16%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

167

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$28.04	$34.43	$39.57	$23.45	$26.53	$25.06

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.17)	(0.31)	(0.24)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	(1.47)	(3.41)	0.09	20.02	(1.50)	3.74
Total from investment operations	(1.54)	(3.58)	(0.22)	19.78	(1.65)	3.61

Less dividends and distributions from:
Net realized gain	—	(2.81)	(4.92)	(3.66)	(1.43)	(2.14)
Total dividends and distributions	—	(2.81)	(4.92)	(3.66)	(1.43)	(2.14)

Net asset value, end of period	$26.50	$28.04	$34.43	$39.57	$23.45	$26.53

Total return[3]	(5.49%)	(10.09%)	(1.89%)	85.29%	(7.14%)	15.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,015	$223,692	$284,480	$363 [4]	$215 [4]	$295 [4]
Ratio of expenses to average net assets[5]	1.04%	1.09%	1.13%	1.16%	1.20%	1.21%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%	1.13%	1.19%	1.21%	1.24%	1.23%
Ratio of net investment loss to average net assets	(0.51%)	(0.59%)	(0.77%)	(0.68%)	(0.55%)	(0.51%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)	(0.63%)	(0.83%)	(0.73%)	(0.59%)	(0.53%)
Portfolio turnover	17%	23%	27%	33%	22%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

168

Delaware Ivy Mid Cap Income Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.26	$18.81	$18.38	$10.98	$13.98	$13.76

Income (loss) from investment operations:
Net investment income[2]	0.15	0.27	0.18	0.21	0.25	0.21
Net realized and unrealized gain (loss)	(0.42)	(1.15)	0.89	7.40	(2.96)	0.51
Total from investment operations	(0.27)	(0.88)	1.07	7.61	(2.71)	0.72

Less dividends and distributions from:
Net investment income	(0.16)	(0.27)	(0.18)	(0.21)	(0.24)	(0.20)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.16)	(0.67)	(0.64)	(0.21)	(0.29)	(0.50)

Net asset value, end of period	$16.83	$17.26	$18.81	$18.38	$10.98	$13.98

Total return[3]	(1.58%)	(4.73%)	5.71%	69.70%	(19.84%)	5.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155,215	$171,183	$188,631	$178 [4]	$111 [4]	$135 [4]
Ratio of expenses to average net assets[5]	1.08%	1.12%	1.21%	1.24%	1.27%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.26%	1.26%	1.31%	1.34%	1.37%
Ratio of net investment income to average net assets	1.71%	1.58%	0.95%	1.42%	1.70%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.61%	1.44%	0.90%	1.35%	1.63%	1.49%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

169

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.22	$18.71	$18.30	$10.93	$13.92	$13.70

Income (loss) from investment operations:
Net investment income[2]	0.08	0.14	0.04	0.10	0.14	0.11
Net realized and unrealized gain (loss)	(0.42)	(1.14)	0.87	7.37	(2.95)	0.51
Total from investment operations	(0.34)	(1.00)	0.91	7.47	(2.81)	0.62

Less dividends and distributions from:
Net investment income	(0.09)	(0.09)	(0.04)	(0.10)	(0.13)	(0.10)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.09)	(0.49)	(0.50)	(0.10)	(0.18)	(0.40)

Net asset value, end of period	$16.79	$17.22	$18.71	$18.30	$10.93	$13.92

Total return[3]	(1.97%)	(5.42%)	4.85%	68.61%	(20.50%)	4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,762	$20,280	$27,245	$24 [4]	$15 [4]	$17 [4]
Ratio of expenses to average net assets[5]	1.83%	1.88%	1.96%	2.00%	2.02%	2.07%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%	2.02%	2.01%	2.07%	2.09%	2.12%
Ratio of net investment income to average net assets	0.96%	0.82%	0.21%	0.66%	0.95%	0.79%
Ratio of net investment income to average net assets prior to fees waived	0.86%	0.68%	0.16%	0.59%	0.88%	0.74%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

170

Delaware Ivy Mid Cap Income Opportunities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.27	$18.84	$18.42	$10.99	$14.00	$13.78

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.26	0.27	0.31	0.25
Net realized and unrealized gain (loss)	(0.42)	(1.16)	0.88	7.43	(2.97)	0.51
Total from investment operations	(0.25)	(0.83)	1.14	7.70	(2.66)	0.76

Less dividends and distributions from:
Net investment income	(0.18)	(0.34)	(0.26)	(0.27)	(0.30)	(0.24)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.18)	(0.74)	(0.72)	(0.27)	(0.35)	(0.54)

Net asset value, end of period	$16.84	$17.27	$18.84	$18.42	$10.99	$14.00

Total return[3]	(1.46%)	(4.42%)	6.05%	70.58%	(19.53%)	5.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$827,207	$996,722	$1,399,865	$1,224 [4]	$401 [4]	$431 [4]
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.83%	0.83%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%	0.89%	1.07%	1.06%	1.08%	1.09%
Ratio of net investment income to average net assets	1.95%	1.87%	1.34%	1.78%	2.13%	1.81%
Ratio of net investment income to average net assets prior to fees waived	1.85%	1.81%	1.10%	1.55%	1.88%	1.77%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

171

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.26	$18.77	$18.35	$10.96	$13.96	$13.74

Income (loss) from investment operations:
Net investment income[2]	0.12	0.22	0.12	0.16	0.20	0.17
Net realized and unrealized gain (loss)	(0.41)	(1.15)	0.87	7.39	(2.96)	0.51
Total from investment operations	(0.29)	(0.93)	0.99	7.55	(2.76)	0.68

Less dividends and distributions from:
Net investment income	(0.14)	(0.18)	(0.11)	(0.16)	(0.19)	(0.16)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.14)	(0.58)	(0.57)	(0.16)	(0.24)	(0.46)

Net asset value, end of period	$16.83	$17.26	$18.77	$18.35	$10.96	$13.96

Total return[3]	(1.68%)[4]	(4.99%)[4]	5.28%[4]	69.22%[4]	(20.15%)[4]	5.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,796	$1,131	$1,205	$1 [5]	$3 [5]	$3 [5]
Ratio of expenses to average net assets[6]	1.33%	1.41%	1.58%	1.58%	1.59%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%	1.47%	1.63%	1.64%	1.66%	1.67%
Ratio of net investment income to average net assets	1.46%	1.29%	0.60%	1.16%	1.38%	1.19%
Ratio of net investment income to average net assets prior to fees waived	1.36%	1.23%	0.55%	1.10%	1.31%	1.19%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

172

Delaware Ivy Mid Cap Income Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.28	$18.84	$18.42	$10.99	$14.01	$13.78

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.26	0.27	0.32	0.27
Net realized and unrealized gain (loss)	(0.42)	(1.15)	0.88	7.43	(2.98)	0.52
Total from investment operations	(0.25)	(0.82)	1.14	7.70	(2.66)	0.79

Less dividends and distributions from:
Net investment income	(0.19)	(0.34)	(0.26)	(0.27)	(0.31)	(0.26)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.19)	(0.74)	(0.72)	(0.27)	(0.36)	(0.56)

Net asset value, end of period	$16.84	$17.28	$18.84	$18.42	$10.99	$14.01

Total return[3]	(1.48%)[4]	(4.37%)[4]	6.05%[4]	70.58%[4]	(19.57%)[4]	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,770	$89,010	$112,720	$103 [5]	$65 [5]	$60 [5]
Ratio of expenses to average net assets[6]	0.79%	0.83%	0.83%	0.83%	0.83%	0.94%
Ratio of expenses to average net assets prior to fees waived[6]	0.89%	0.89%	0.89%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets	1.99%	1.87%	1.34%	1.80%	2.15%	1.92%
Ratio of net investment income to average net assets prior to fees waived	1.89%	1.81%	1.28%	1.71%	2.05%	1.92%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

173

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.37	$18.81	$18.39	$10.98	$13.98	$13.76

Income (loss) from investment operations:
Net investment income[2]	0.15	0.27	0.18	0.21	0.25	0.22
Net realized and unrealized gain (loss)	(0.43)	(1.14)	0.88	7.41	(2.96)	0.50
Total from investment operations	(0.28)	(0.87)	1.06	7.62	(2.71)	0.72

Less dividends and distributions from:
Net investment income	(0.16)	(0.17)	(0.18)	(0.21)	(0.24)	(0.20)
Net realized gain	—	(0.40)	(0.46)	—	(0.05)	(0.30)
Total dividends and distributions	(0.16)	(0.57)	(0.64)	(0.21)	(0.29)	(0.50)

Net asset value, end of period	$16.93	$17.37	$18.81	$18.39	$10.98	$13.98

Total return[3]	(1.61%)[4]	(4.68%)[4]	5.63%[4]	69.84%[4]	(19.89%)[4]	5.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,655	$11,656	$27,888	$38 [5]	$13 [5]	$14 [5]
Ratio of expenses to average net assets[6]	1.08%	1.15%	1.22%	1.24%	1.26%	1.33%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%	1.22%	1.30%	1.31%	1.33%	1.33%
Ratio of net investment income to average net assets	1.72%	1.52%	0.92%	1.40%	1.71%	1.54%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.45%	0.84%	1.33%	1.64%	1.54%
Portfolio turnover	9%	29%	20%	23%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

174

Delaware Ivy Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.67	$14.47	$22.28	$13.27	$17.19	$18.63
					’
Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.16)	(0.18)	(0.15)	(0.15)
Net realized and unrealized gain (loss)	(0.24)	(2.12)	(1.56)	11.15	(2.59)	1.44
Total from investment operations	(0.29)	(2.19)	(1.72)	10.97	(2.74)	1.29

Less dividends and distributions from:
Net investment income	—	—	(0.19)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.73)
Total dividends and distributions	—	(0.61)	(6.09)	(1.96)	(1.18)	(2.73)

Net asset value, end of period	$11.38	$11.67	$14.47	$22.28	$13.27	$17.19

Total return[3]	(2.49%)[4]	(14.90%)[4]	(8.23%)	84.34%	(17.35%)	7.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$600,454	$681,798	$1,030,905	$1,318 [5]	$788 [5]	$1,099 [5]
Ratio of expenses to average net assets[6]	1.14%	1.21%	1.24%	1.26%	1.31%	1.32%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.34%	1.24%	1.26%	1.31%	1.32%
Ratio of net investment loss to average net assets	(0.77%)	(0.58%)	(0.81%)	(0.93%)	(0.87%)	(0.84%)
Ratio of net investment loss to average net assets prior to fees waived	(0.89%)	(0.71%)	(0.81%)	(0.93%)	(0.87%)	(0.84%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

175

Financial highlights

Delaware Ivy Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$6.67	$8.66	$15.96	$9.92	$13.23	$14.97

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.09)	(0.22)	(0.24)	(0.21)	(0.23)
Net realized and unrealized gain (loss)	(0.14)	(1.29)	(1.07)	8.24	(1.92)	1.14
Total from investment operations	(0.19)	(1.38)	(1.29)	8.00	(2.13)	0.91

Less dividends and distributions from:
Net investment income	—	—	(0.11)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.65)
Total dividends and distributions	—	(0.61)	(6.01)	(1.96)	(1.18)	(2.65)

Net asset value, end of period	$6.48	$6.67	$8.66	$15.96	$9.92	$13.23

Total return[3]	(2.85%)[4]	(15.56%)[4]	(8.89%)[4]	82.81%	(17.94%)[4]	6.99%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,670	$20,607	$36,063	$57 [5]	$51 [5]	$88 [5]
Ratio of expenses to average net assets[6]	1.89%	1.95%	2.04%	2.04%	2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived[6]	2.01%	2.28%	2.11%	2.04%	2.09%	2.06%
Ratio of net investment loss to average net assets	(1.53%)	(1.33%)	(1.62%)	(1.69%)	(1.62%)	(1.56%)
Ratio of net investment loss to average net assets prior to fees waived	(1.65%)	(1.66%)	(1.69%)	(1.69%)	(1.66%)	(1.57%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

176

Delaware Ivy Small Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.39	$23.48	$32.06	$18.51	$23.43	$24.36

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.05)	(0.14)	(0.15)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	(0.40)	(3.43)	(2.28)	15.66	(3.63)	1.93
Total from investment operations	(0.45)	(3.48)	(2.42)	15.51	(3.74)	1.82

Less dividends and distributions from:
Net investment income	—	—	(0.26)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.75)
Total dividends and distributions	—	(0.61)	(6.16)	(1.96)	(1.18)	(2.75)

Net asset value, end of period	$18.94	$19.39	$23.48	$32.06	$18.51	$23.43

Total return[3]	(2.32%)	(14.68%)	(7.88%)	85.00%	(16.99%)	8.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,446	$560,403	$904,112	$1,216 [4]	$778 [4]	$1,034 [4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.89%	0.89%	0.89%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	0.92%	1.02%	1.03%	1.04%	1.04%
Ratio of net investment loss to average net assets	(0.52%)	(0.26%)	(0.46%)	(0.55%)	(0.46%)	(0.47%)
Ratio of net investment loss to average net assets prior to fees waived	(0.64%)	(0.29%)	(0.59%)	(0.69%)	(0.61%)	(0.57%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

177

Financial highlights

Delaware Ivy Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.02	$13.75	$21.50	$12.89	$16.78	$18.27

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.10)	(0.23)	(0.24)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	(0.22)	(2.02)	(1.49)	10.81	(2.51)	1.41
Total from investment operations	(0.28)	(2.12)	(1.72)	10.57	(2.71)	1.21

Less dividends and distributions from:
Net investment income	—	—	(0.13)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.70)
Total dividends and distributions	—	(0.61)	(6.03)	(1.96)	(1.18)	(2.70)

Net asset value, end of period	$10.74	$11.02	$13.75	$21.50	$12.89	$16.78

Total return[3]	(2.54%)[4]	(15.18%)[4]	(8.57%)	83.70%	(17.60%)	7.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,965	$43,146	$56,050	$70 [5]	$43 [5]	$66 [5]
Ratio of expenses to average net assets[6]	1.39%	1.48%	1.61%	1.62%	1.63%	1.62%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.50%	1.61%	1.62%	1.63%	1.62%
Ratio of net investment loss to average net assets	(1.02%)	(0.84%)	(1.19%)	(1.29%)	(1.19%)	(1.14%)
Ratio of net investment loss to average net assets prior to fees waived	(1.14%)	(0.86%)	(1.19%)	(1.29%)	(1.19%)	(1.14%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

178

Delaware Ivy Small Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.58	$23.70	$32.30	$18.63	$23.58	$24.49

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.05)	(0.13)	(0.15)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	(0.40)	(3.46)	(2.30)	15.78	(3.67)	1.96
Total from investment operations	(0.45)	(3.51)	(2.43)	15.63	(3.77)	1.86

Less dividends and distributions from:
Net investment income	—	—	(0.27)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.77)
Total dividends and distributions	—	(0.61)	(6.17)	(1.96)	(1.18)	(2.77)

Net asset value, end of period	$19.13	$19.58	$23.70	$32.30	$18.63	$23.58

Total return[3]	(2.30%)[4]	(14.67%)[4]	(7.88%)	85.10%	(17.01%)	8.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,765	$157,251	$209,855	$252 [5]	$161 [5]	$155 [5]
Ratio of expenses to average net assets[6]	0.85%	0.89%	0.87%	0.87%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.97%	0.91%	0.87%	0.87%	0.89%	0.89%
Ratio of net investment loss to average net assets	(0.48%)	(0.25%)	(0.44%)	(0.54%)	(0.44%)	(0.42%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.60%)	(0.27%)	(0.44%)	(0.54%)	(0.44%)	(0.42%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

179

Financial highlights

Delaware Ivy Small Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.31	$21.10	$29.47	$17.17	$21.90	$23.00

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.10)	(0.22)	(0.23)	(0.18)	(0.18)
Net realized and unrealized gain (loss)	(0.36)	(3.08)	(2.08)	14.49	(3.37)	1.82
Total from investment operations	(0.43)	(3.18)	(2.30)	14.26	(3.55)	1.64

Less dividends and distributions from:
Net investment income	—	—	(0.17)	—	—	—
Net realized gain	—	(0.61)	(5.90)	(1.96)	(1.18)	(2.74)
Total dividends and distributions	—	(0.61)	(6.07)	(1.96)	(1.18)	(2.74)

Net asset value, end of period	$16.88	$17.31	$21.10	$29.47	$17.17	$21.90

Total return[3]	(2.48%)[4]	(14.91%)[4]	(8.19%)[4]	84.34%	(17.36%)	7.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,032	$72,634	$99,698	$135 [5]	$91 [5]	$141 [5]
Ratio of expenses to average net assets[6]	1.14%	1.19%	1.23%	1.26%	1.28%	1.27%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	1.21%	1.26%	1.26%	1.28%	1.27%
Ratio of net investment loss to average net assets	(0.78%)	(0.56%)	(0.81%)	(0.93%)	(0.84%)	(0.79%)
Ratio of net investment loss to average net assets prior to fees waived	(0.90%)	(0.58%)	(0.84%)	(0.93%)	(0.84%)	(0.79%)
Portfolio turnover	27%	51%	40%	57%	40%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflect waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

180

Delaware Ivy Smid Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$13.21	$18.43	$22.43	$12.88	$16.87	$18.29

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.05	(0.04)	(0.06)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	(0.03)	(1.44)	(0.18)	9.61	(3.83)	1.04
Total from investment operations	(0.01)	(1.39)	(0.22)	9.55	(3.87)	0.95

Less dividends and distributions from:
Net investment income	(0.03)	(0.05)	—	—	—	—
Net realized gain	—	(3.78)	(3.78)	—	(0.12)	(2.37)
Total dividends and distributions	(0.03)	(3.83)	(3.78)	—	(0.12)	(2.37)

Net asset value, end of period	$13.17	$13.21	$18.43	$22.43	$12.88	$16.87

Total return[3]	(0.08%)	(7.02%)	(1.21%)	74.15%	(23.13%)	6.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,686	$111,950	$151,380	$176 [4]	$114 [4]	$174 [4]
Ratio of expenses to average net assets[5]	1.14%	1.23%	1.33%	1.37%	1.38%	1.40%
Ratio of expenses to average net assets prior to fees waived[5]	1.33%	1.44%	1.36%	1.41%	1.41%	1.42%
Ratio of net investment income (loss) to average net assets	0.34%	0.33%	(0.19%)	(0.37%)	(0.24%)	(0.48%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.15%	0.12%	(0.22%)	(0.41%)	(0.27%)	(0.50%)
Portfolio turnover	8%	13%	122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

181

Financial highlights

Delaware Ivy Smid Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]		Year ended
	(Unaudited)		3/31/23		3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.82		$14.84		$18.75	$10.85	$14.32	$15.81

Income (loss) from investment operations:
Net investment loss[2]	(0.02	)3	(0.05	)3	(0.17)	(0.15)	(0.14)	(0.19)
Net realized and unrealized gain (loss)	(0.03)		(1.18)		(0.14)	8.05	(3.21)	0.89
Total from investment operations	(0.05)		(1.23)		(0.31)	7.90	(3.35)	0.70

Less dividends and distributions from:
Net investment income	(0.01)		(0.01)		—	—	—	—
Net realized gain	—		(3.78)		(3.60)	—	(0.12)	(2.19)
Total dividends and distributions	(0.01)		(3.79)		(3.60)	—	(0.12)	(2.19)

Net asset value, end of period	$9.76		$9.82		$14.84	$18.75	$10.85	$14.32

Total return[4]	(0.49%)		(7.71%)		(1.93%)	72.81%	(23.62%)	5.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,721		$12,188		$17,505	$22 [5]	$20 [5]	$35 [5]
Ratio of expenses to average net assets[6]	1.89%		1.98%		2.07%	2.09%	2.10%	2.07%
Ratio of expenses to average net assets prior to fees waived[6]	2.08%		2.18%		2.10%	2.12%	2.12%	2.09%
Ratio of net investment loss to average net assets	(0.42%)		(0.42%)		(0.94%)	(1.07%)	(0.96%)	(1.15%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)		(0.62%)		(0.97%)	(1.10%)	(0.98%)	(1.17%)
Portfolio turnover	8%		13%		122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

182

Delaware Ivy Smid Cap Core Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.28	$20.60	$24.68	$14.10	$18.40	$19.79

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.12	0.06	0.02	0.05	(0.01)
Net realized and unrealized gain (loss)	(0.04)	(1.60)	(0.21)	10.56	(4.19)	1.13
Total from investment operations	0.01	(1.48)	(0.15)	10.58	(4.14)	1.12

Less dividends and distributions from:
Net investment income	(0.04)	(0.06)	—	—	(0.02)	—
Net realized gain	—	(3.78)	(3.93)	—	(0.14)	(2.51)
Total dividends and distributions	(0.04)	(3.84)	(3.93)	—	(0.16)	(2.51)

Net asset value, end of period	$15.25	$15.28	$20.60	$24.68	$14.10	$18.40

Total return[3]	0.04%	(6.69%)	(0.79%)	75.04%	(22.74%)	6.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$134,483	$159,794	$316,727	$451 [4]	$304 [4]	$393 [4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.89%	0.89%	0.89%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	0.97%	1.07%	1.09%	1.10%	1.09%
Ratio of net investment income (loss) to average net assets	0.58%	0.68%	0.25%	0.11%	0.25%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.39%	0.60%	0.07%	(0.09%)	0.04%	(0.17%)
Portfolio turnover	8%	13%	122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

183

Financial highlights

Delaware Ivy Smid Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$13.01	$18.22	$22.20	$12.78	$16.78	$18.18

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.11)	(0.11)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	(0.04)	(1.42)	(0.19)	9.53	(3.79)	1.03
Total from investment operations	(0.03)	(1.41)	(0.30)	9.42	(3.88)	0.90

Less dividends and distributions from:
Net investment income	(0.02)	(0.02)	—	—	—	—
Net realized gain	—	(3.78)	(3.68)	—	(0.12)	(2.30)
Total dividends and distributions	(0.02)	(3.80)	(3.68)	—	(0.12)	(2.30)

Net asset value, end of period	$12.96	$13.01	$18.22	$22.20	$12.78	$16.78

Total return[3]	(0.26%)	(7.21%)	(1.57%)	73.71%	(23.32%)	6.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,445	$18,550	$22,950	$25 [4]	$15 [4]	$16 [4]
Ratio of expenses to average net assets[5]	1.39%	1.48%	1.64%	1.64%	1.65%	1.65%
Ratio of expenses to average net assets prior to fees waived[5]	1.58%	1.54%	1.67%	1.67%	1.67%	1.67%
Ratio of net investment income (loss) to average net assets	0.09%	0.08%	(0.50%)	(0.64%)	(0.52%)	(0.73%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10%)	0.02%	(0.53%)	(0.67%)	(0.54%)	(0.75%)
Portfolio turnover	8%	13%	122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

184

Delaware Ivy Smid Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.48	$20.80	$24.88	$14.22	$18.55	$19.96

Income (loss) from investment operations:
Net investment income[2]	0.05	0.12	0.06	0.02	0.05	0.01
Net realized and unrealized gain (loss)	(0.04)	(1.62)	(0.21)	10.64	(4.22)	1.13
Total from investment operations	0.01	(1.50)	(0.15)	10.66	(4.17)	1.14

Less dividends and distributions from:
Net investment income	(0.04)	(0.04)	—	—	(0.02)	—
Net realized gain	—	(3.78)	(3.93)	—	(0.14)	(2.55)
Total dividends and distributions	(0.04)	(3.82)	(3.93)	—	(0.16)	(2.55)

Net asset value, end of period	$15.45	$15.48	$20.80	$24.88	$14.22	$18.55

Total return[3]	0.07%	(6.73%)	(0.79%)	74.96%	(22.72%)	6.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,784	$39,951	$82,144	$77 [4]	$59 [4]	$77 [4]
Ratio of expenses to average net assets[5]	0.85%	0.89%	0.89%	0.89%	0.89%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.04%	0.96%	0.94%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets	0.63%	0.67%	0.25%	0.11%	0.24%	0.04%
Ratio of net investment income to average net assets prior to fees waived	0.44%	0.60%	0.20%	0.05%	0.18%	0.04%
Portfolio turnover	8%	13%	122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

185

Financial highlights

Delaware Ivy Smid Cap Core Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.42	$19.71	$23.73	$13.62	$17.81	$19.20

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.06	(0.04)	(0.05)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	(0.03)	(1.53)	(0.19)	10.16	(4.04)	1.10
Total from investment operations	(0.01)	(1.47)	(0.23)	10.11	(4.07)	1.02

Less dividends and distributions from:
Net investment income	(0.02)	(0.04)	—	—	—	—
Net realized gain	—	(3.78)	(3.79)	—	(0.12)	(2.41)
Total dividends and distributions	(0.02)	(3.82)	(3.79)	—	(0.12)	(2.41)

Net asset value, end of period	$14.39	$14.42	$19.71	$23.73	$13.62	$17.81

Total return[3]	(0.05%)	(7.00%)	(1.19%)	74.23%	(23.08%)	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,713	$5,348	$8,110	$9 [4]	$7 [4]	$16 [4]
Ratio of expenses to average net assets[5]	1.14%	1.20%	1.30%	1.30%	1.32%	1.31%
Ratio of expenses to average net assets prior to fees waived[5]	1.33%	1.27%	1.33%	1.34%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets	0.34%	0.35%	(0.17%)	(0.28%)	(0.19%)	(0.41%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.15%	0.28%	(0.20%)	(0.32%)	(0.22%)	(0.43%)
Portfolio turnover	8%	13%	122%	127%	138%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

186

Delaware Ivy Systematic Emerging Markets Equity Fund Class Aϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.37	$22.54	$28.07	$15.61	$19.15	$21.60

Income (loss) from investment operations:
Net investment income (loss)[2]	0.31	0.68	0.15	(0.01)	0.12	0.12
Net realized and unrealized gain (loss)	(0.65)	(3.40)	(5.54)	12.68	(3.51)	(2.46)
Total from investment operations	(0.34)	(2.72)	(5.39)	12.67	(3.39)	(2.34)

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.14)	(0.21)	(0.15)	(0.11)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.45)	(0.14)	(0.21)	(0.15)	(0.11)

Net asset value, end of period	$17.03	$17.37	$22.54	$28.07	$15.61	$19.15

Total return[3]	(1.96%)[4]	(11.42%)[4]	(19.25%)[4]	81.21%	(17.87%)	(10.75%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,722	$179,755	$263,968	$377 [5]	$229 [5]	$344 [5]
Ratio of expenses to average net assets[6]	1.12%	1.15%	1.35%	1.39%	1.46%	1.44%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%	1.57%	1.37%	1.39%	1.46%	1.44%
Ratio of net investment income (loss) to average net assets	3.54%	3.59%	0.55%	(0.03%)	0.61%	0.62%
Ratio of net investment income (loss) to average net assets prior to fees waived	3.23%	3.17%	0.53%	(0.03%)	0.61%	0.62%
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

187

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class Cϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$14.26	$19.07	$23.86	$13.31	$16.39	$18.54

Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.47	(0.04)	(0.15)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.54)	(2.90)	(4.68)	10.79	(2.99)	(2.10)
Total from investment operations	(0.33)	(2.43)	(4.72)	10.64	(3.00)	(2.11)

Less dividends and distributions from:
Net investment income	—	(0.13)	(0.07)	(0.09)	(0.08)	(0.04)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.38)	(0.07)	(0.09)	(0.08)	(0.04)

Net asset value, end of period	$13.93	$14.26	$19.07	$23.86	$13.31	$16.39

Total return[3]	(2.31%)[4]	(12.02%)[4]	(19.83%)[4]	80.00%	(18.43%)	(11.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,033	$23,136	$39,227	$57 [5]	$43 [5]	$72 [5]
Ratio of expenses to average net assets[6]	1.80%	1.84%	2.07%	2.10%	2.16%	2.11%
Ratio of expenses to average net assets prior to fees waived[6]	2.18%	2.29%	2.09%	2.10%	2.16%	2.11%
Ratio of net investment income (loss) to average net assets	2.87%	2.95%	(0.17%)	(0.73%)	(0.07%)	(0.08%)
Ratio of net investment income (loss) to average net assets prior to fees waived	2.49%	2.50%	(0.19%)	(0.73%)	(0.07%)	(0.08%)
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

188

Delaware Ivy Systematic Emerging Markets Equity Fund Class Iϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.12	$23.33	$29.05	$16.13	$19.77	$22.30

Income (loss) from investment operations:
Net investment income[2]	0.35	0.79	0.26	0.09	0.21	0.21
Net realized and unrealized gain (loss)	(0.68)	(3.53)	(5.74)	13.12	(3.61)	(2.55)
Total from investment operations	(0.33)	(2.74)	(5.48)	13.21	(3.40)	(2.34)

Less dividends and distributions from:
Net investment income	—	(0.22)	(0.24)	(0.29)	(0.24)	(0.19)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.47)	(0.24)	(0.29)	(0.24)	(0.19)

Net asset value, end of period	$17.79	$18.12	$23.33	$29.05	$16.13	$19.77

Total return[3]	(1.82%)	(11.08%)	(18.96%)	82.02%	(17.50%)	(10.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460,439	$532,766	$912,326	$1,548 [4]	$826 [4]	$1,209 [4]
Ratio of expenses to average net assets[5]	0.80%	0.81%	0.98%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.08%	1.08%	1.10%	1.14%	1.11%
Ratio of net investment income to average net assets	3.87%	4.00%	0.93%	0.37%	1.09%	1.06%
Ratio of net investment income to average net assets prior to fees waived	3.49%	3.73%	0.83%	0.26%	0.94%	0.94%
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

189

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class Rϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.12	$22.26	$27.75	$15.44	$18.95	$21.40

Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.61	0.06	(0.07)	0.07	0.06
Net realized and unrealized gain (loss)	(0.65)	(3.33)	(5.46)	12.53	(3.47)	(2.43)
Total from investment operations	(0.36)	(2.72)	(5.40)	12.46	(3.40)	(2.37)

Less dividends and distributions from:
Net investment income	—	(0.17)	(0.09)	(0.15)	(0.11)	(0.08)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.42)	(0.09)	(0.15)	(0.11)	(0.08)

Net asset value, end of period	$16.76	$17.12	$22.26	$27.75	$15.44	$18.95

Total return[3]	(2.10%)[4]	(11.57%)[4]	(19.51%)[4]	80.73%	(18.07%)	(11.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,351	$6,070	$7,540	$11 [5]	$9 [5]	$15 [5]
Ratio of expenses to average net assets[6]	1.30%	1.37%	1.67%	1.69%	1.72%	1.70%
Ratio of expenses to average net assets prior to fees waived[6]	1.68%	1.64%	1.68%	1.69%	1.72%	1.70%
Ratio of net investment income (loss) to average net assets	3.34%	3.30%	0.22%	(0.32%)	0.39%	0.32%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.96%	3.03%	0.21%	(0.32%)	0.39%	0.32%
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

190

Delaware Ivy Systematic Emerging Markets Equity Fund Class R6ϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.22	$23.46	$29.21	$16.22	$19.88	$22.42

Income (loss) from investment operations:
Net investment income[2]	0.36	0.78	0.28	0.10	0.21	0.20
Net realized and unrealized gain (loss)	(0.69)	(3.53)	(5.77)	13.19	(3.63)	(2.54)
Total from investment operations	(0.33)	(2.75)	(5.49)	13.29	(3.42)	(2.34)

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.26)	(0.30)	(0.24)	(0.20)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.49)	(0.26)	(0.30)	(0.24)	(0.20)

Net asset value, end of period	$17.89	$18.22	$23.46	$29.21	$16.22	$19.88

Total return[3]	(1.81%)[4]	(11.06%)[4]	(18.89%)[4]	82.01%	(17.46%)	(10.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,059	$144,999	$254,340	$353 [5]	$200 [5]	$300 [5]
Ratio of expenses to average net assets[6]	0.72%	0.76%	0.92%	0.95%	0.99%	0.96%
Ratio of expenses to average net assets prior to fees waived[6]	1.13%	1.05%	0.93%	0.95%	0.99%	0.96%
Ratio of net investment income to average net assets	3.91%	3.94%	0.98%	0.40%	1.05%	1.03%
Ratio of net investment income to average net assets prior to fees waived	3.50%	3.65%	0.97%	0.40%	1.05%	1.03%
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

191

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class Yϕ

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$17.79	$23.01	$28.65	$15.92	$19.53	$22.02

Income (loss) from investment operations:
Net investment income[2]	0.32	0.67	0.16	0.01	0.14	0.13
Net realized and unrealized gain (loss)	(0.67)	(3.44)	(5.65)	12.94	(3.58)	(2.50)
Total from investment operations	(0.35)	(2.77)	(5.49)	12.95	(3.44)	(2.37)

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.15)	(0.22)	(0.17)	(0.12)
Net realized gain	—	(2.25)	—	—	—	—
Total dividends and distributions	—	(2.45)	(0.15)	(0.22)	(0.17)	(0.12)

Net asset value, end of period	$17.44	$17.79	$23.01	$28.65	$15.92	$19.53

Total return[3]	(1.97%)[4]	(11.38%)[4]	(19.23%)[4]	81.40%	(17.80%)	(10.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,195	$27,664	$29,380	$40 [5]	$31 [5]	$45 [5]
Ratio of expenses to average net assets[6]	1.12%	1.14%	1.31%	1.34%	1.37%	1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%	1.41%	1.32%	1.34%	1.37%	1.35%
Ratio of net investment income to average net assets	3.55%	3.50%	0.59%	0.04%	0.70%	0.69%
Ratio of net investment income to average net assets prior to fees waived	3.24%	3.23%	0.58%	0.04%	0.70%	0.69%
Portfolio turnover	17%	65%	38%	39%	32%	59%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

192

Delaware Ivy Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.02	$27.62	$26.18	$16.79	$22.61	$23.27

Income (loss) from investment operations:
Net investment income[2]	0.17	0.25	0.31	0.29	0.41	0.28
Net realized and unrealized gain (loss)	(0.76)	(2.01)	4.14	9.86	(3.98)	0.50
Total from investment operations	(0.59)	(1.76)	4.45	10.15	(3.57)	0.78

Less dividends and distributions from:
Net investment income	(0.17)	(0.45)	(0.44)	(0.29)	(0.33)	(0.20)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.17)	(4.84)	(3.01)	(0.76)	(2.25)	(1.44)

Net asset value, end of period	$20.26	$21.02	$27.62	$26.18	$16.79	$22.61

Total return[3]	(2.81%)[4]	(6.47%)[4]	17.35%	61.22%[4]	(18.67%)	3.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$274,336	$318,903	$405,826	$359 [5]	$251 [5]	$354 [5]
Ratio of expenses to average net assets[6]	1.08%	1.10%	1.09%	1.19%	1.21%	1.21%
Ratio of expenses to average net assets prior to fees waived[6]	1.14%	1.14%	1.09%	1.20%	1.21%	1.21%
Ratio of net investment income to average net assets	1.56%	1.01%	1.07%	1.36%	1.68%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.50%	0.97%	1.07%	1.35%	1.68%	1.21%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

193

Financial highlights

Delaware Ivy Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.65	$26.19	$24.95	$16.02	$21.69	$22.40

Income (loss) from investment operations:
Net investment income[2]	0.08	0.05	0.05	0.13	0.22	0.13
Net realized and unrealized gain (loss)	(0.70)	(1.90)	3.95	9.39	(3.79)	0.45
Total from investment operations	(0.62)	(1.85)	4.00	9.52	(3.57)	0.58

Less dividends and distributions from:
Net investment income	(0.10)	(0.30)	(0.19)	(0.12)	(0.18)	(0.05)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.10)	(4.69)	(2.76)	(0.59)	(2.10)	(1.29)

Net asset value, end of period	$18.93	$19.65	$26.19	$24.95	$16.02	$21.69

Total return[3]	(3.15%)[4]	(7.24%)[4]	16.32%	59.94%	(19.29%)	2.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,082	$6,143	$6,611	$7 [5]	$8 [5]	$14 [5]
Ratio of expenses to average net assets[6]	1.83%	1.88%	1.97%	1.99%	1.99%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.89%	1.98%	1.97%	1.99%	1.99%	1.94%
Ratio of net investment income to average net assets	0.81%	0.23%	0.18%	0.65%	0.94%	0.59%
Ratio of net investment income to average net assets prior to fees waived	0.75%	0.13%	0.18%	0.65%	0.94%	0.59%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

194

Delaware Ivy Value Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.18	$27.78	$26.31	$16.88	$22.72	$23.38

Income (loss) from investment operations:
Net investment income[2]	0.19	0.36	0.37	0.35	0.47	0.36
Net realized and unrealized gain (loss)	(0.76)	(2.07)	4.17	9.91	(4.00)	0.50
Total from investment operations	(0.57)	(1.71)	4.54	10.26	(3.53)	0.86

Less dividends and distributions from:
Net investment income	(0.20)	(0.50)	(0.50)	(0.36)	(0.39)	(0.28)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.20)	(4.89)	(3.07)	(0.83)	(2.31)	(1.52)

Net asset value, end of period	$20.41	$21.18	$27.78	$26.31	$16.88	$22.72

Total return[3]	(2.72%)[4]	(6.25%)	17.61%	61.66%[4]	(18.40%)	3.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,027	$346,249	$938,672	$829 [5]	$522 [5]	$579 [5]
Ratio of expenses to average net assets[6]	0.83%	0.86%	0.88%	0.91%	0.92%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	0.89%	0.86%	0.88%	0.92%	0.92%	0.91%
Ratio of net investment income to average net assets	1.81%	1.45%	1.28%	1.62%	1.94%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.75%	1.45%	1.28%	1.61%	1.94%	1.51%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

195

Financial highlights

Delaware Ivy Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$20.92	$27.54	$26.11	$16.74	$22.56	$23.22

Income (loss) from investment operations:
Net investment income[2]	0.13	0.12	0.08	0.21	0.33	0.22
Net realized and unrealized gain (loss)	(0.74)	(2.00)	4.28	9.83	(3.98)	0.49
Total from investment operations	(0.61)	(1.88)	4.36	10.04	(3.65)	0.71

Less dividends and distributions from:
Net investment income	(0.09)	(0.35)	(0.36)	(0.20)	(0.25)	(0.13)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.09)	(4.74)	(2.93)	(0.67)	(2.17)	(1.37)

Net asset value, end of period	$20.22	$20.92	$27.54	$26.11	$16.74	$22.56

Total return[3]	(2.92%)[4]	(6.95%)[4]	16.99%	60.59%	(18.94%)	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$20	$14	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.33%	1.56%	1.53%	1.57%	1.55%	1.52%
Ratio of expenses to average net assets prior to fees waived[7]	1.36%	1.80%	1.53%	1.57%	1.55%	1.52%
Ratio of net investment income to average net assets	1.19%	0.49%	0.29%	0.96%	1.34%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.16%	0.25%	0.29%	0.96%	1.34%	0.95%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

196

Delaware Ivy Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$21.38	$27.89	$26.40	$16.94	$22.80	$23.45

Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.41	0.39	0.51	0.41
Net realized and unrealized gain (loss)	(0.77)	(2.13)	4.19	9.94	(4.02)	0.50
Total from investment operations	(0.57)	(1.69)	4.60	10.33	(3.51)	0.91

Less dividends and distributions from:
Net investment income	(0.20)	(0.43)	(0.54)	(0.40)	(0.43)	(0.32)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.20)	(4.82)	(3.11)	(0.87)	(2.35)	(1.56)

Net asset value, end of period	$20.61	$21.38	$27.89	$26.40	$16.94	$22.80

Total return[3]	(2.69%)[4]	(6.18%)	17.81%	61.93%	(18.29%)	4.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,792	$4,247	$126,573	$146 [5]	$113 [5]	$140 [5]
Ratio of expenses to average net assets[6]	0.81%	0.74%	0.72%	0.76%	0.77%	0.76%
Ratio of expenses to average net assets prior to fees waived[6]	0.85%	0.74%	0.72%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	1.83%	1.70%	1.42%	1.81%	2.13%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.79%	1.70%	1.42%	1.81%	2.13%	1.72%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

197

Financial highlights

Delaware Ivy Value Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$20.97	$27.57	$26.14	$16.77	$22.65	$23.31

Income (loss) from investment operations:
Net investment income[2]	0.17	0.25	0.28	0.33	0.46	0.33
Net realized and unrealized gain (loss)	(0.76)	(2.01)	4.16	9.80	(4.09)	0.47
Total from investment operations	(0.59)	(1.76)	4.44	10.13	(3.63)	0.80

Less dividends and distributions from:
Net investment income	(0.18)	(0.45)	(0.44)	(0.29)	(0.33)	(0.22)
Net realized gain	—	(4.39)	(2.57)	(0.47)	(1.92)	(1.24)
Total dividends and distributions	(0.18)	(4.84)	(3.01)	(0.76)	(2.25)	(1.46)

Net asset value, end of period	$20.20	$20.97	$27.57	$26.14	$16.77	$22.65

Total return[3]	(2.85%)[4]	(6.49%)	17.32%[4]	61.18%	(18.89%)	3.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89	$87	$108	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.08%	1.11%	1.11%	1.18%	1.19%	1.15%
Ratio of expenses to average net assets prior to fees waived[7]	1.14%	1.11%	1.14%	1.18%	1.19%	1.15%
Ratio of net investment income to average net assets	1.56%	1.01%	1.03%	1.61%	1.93%	1.37%
Ratio of net investment income to average net assets prior to fees waived	1.50%	1.01%	1.00%	1.61%	1.93%	1.37%
Portfolio turnover	7%	103%	64%	60%	68%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

198

Notes to financial statements

Ivy Funds	September 30, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 funds. These financial statements and the related notes pertain to 16 funds: Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund), Delaware International Equity Fund II (formerly, Delaware Ivy International Value Fund), Delaware Ivy Core Bond Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, and Delaware Ivy Value Fund, (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Global Equity Fund II, Delaware International Equity Fund II, and Delaware Ivy Large Cap Growth Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Global Equity Fund II, Delaware International Equity Fund II, and Delaware Ivy Large Cap Growth Fund are considered nondiversified.

The Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. On June 13, 2022, all Class E shares were liquidated. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available

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Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2023, and for all open tax years (years ended March 31, 2020–March 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy Core Bond Fund and Delaware Ivy High Income Fund declare daily and pay monthly. Delaware Global Equity Fund II, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Smid Cap Core Fund, and Delaware Ivy Value Fund declare and pay quarterly. Delaware International Equity Fund II, Delaware Ivy Core Equity Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, and Delaware Ivy Small Cap Growth Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Global Equity Fund II	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Delaware International Equity Fund II	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.
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Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Core Bond Fund	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion.

Delaware Ivy Core Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.525% of net assets over $5 billion and up to $6 billion;
0.50% of net assets over $6 billion and up to $10 billion;
0.49% of net assets over $10 billion.

Delaware Ivy Global Bond Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $5 billion;
0.49% of net assets over $5 billion and up to $10 billion;
0.48% of net assets over $10 billion.

Delaware Ivy Global Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.695% of net assets over $5 billion and up to $10 billion;
0.69% of net assets over $10 billion.

Delaware Ivy High Income Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Delaware Ivy International Core Equity Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.69% of net assets over $5 billion and up to $10 billion;
0.68% of net assets over $10 billion.

Delaware Ivy Large Cap Growth Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over$3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.
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Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Managed International Opportunities Fund	0.05% of net assets.

Delaware Ivy Mid Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Delaware Ivy Mid Cap Income Opportunities Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Delaware Ivy Small Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Smid Cap Core Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Systematic Emerging Markets Equity Fund	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.755% of net assets over $5 billion and up to $10 billion;
0.75% of net assets over $10 billion.

Delaware Ivy Value Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.
203

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:

In connection with its management of Delaware Ivy Core Bond Fund, Delaware Ivy Global Bond Fund, and Delaware Ivy High Income Fund, DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Funds.

In addition and with respect only to Delaware Ivy Managed International Opportunities Fund, MIMAK is responsible for the day-to-day management of the Fund. MIMAK may utilize its affiliate MIMGL to execute security trades. DMC pays a sub-advisory fee to each of MIMAK and MIMGL for their services to the Fund.

In addition and with respect only to Delaware Ivy Systematic Emerging Markets Equity Fund, MIMGL is responsible for the day-to-day management of the Fund. DMC pays a sub-advisory fee to MIMGL for their services to the Fund.

MIMGL serve as sub-advisor to Delaware International Equity Fund II, Delaware Ivy Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Value Fund, Delaware Global Equity Fund II, Delaware Ivy Global Growth Fund, and Delaware Ivy International Core Equity Fund, executing security trades on behalf of DMC. DMC pays a sub-advisory fee to MIMGL for their services to the Funds.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Global Equity Fund II	$6,602
Delaware International Equity Fund II	3,850
Delaware Ivy Core Bond Fund	8,456
Delaware Ivy Core Equity Fund	53,470
Delaware Ivy Global Bond Fund	8,510
Delaware Ivy Global Growth Fund	9,857
Delaware Ivy High Income Fund	39,397
Delaware Ivy International Core Equity Fund	22,230
Delaware Ivy Large Cap Growth Fund	85,964
Delaware Ivy Managed International Opportunities Fund	3,114
Delaware Ivy Mid Cap Growth Fund	90,385
Delaware Ivy Mid Cap Income Opportunities Fund	20,442
Delaware Ivy Small Cap Growth Fund	24,133
Delaware Ivy Smid Cap Core Fund	7,016
Delaware Ivy Systematic Emerging Markets Equity Fund	14,960
Delaware Ivy Value Fund	11,466

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of

204

operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Global Equity Fund II	$9,828
Delaware International Equity Fund II	3,950
Delaware Ivy Core Bond Fund	13,791
Delaware Ivy Core Equity Fund	109,969
Delaware Ivy Global Bond Fund	13,905
Delaware Ivy Global Growth Fund	16,783
Delaware Ivy High Income Fund	79,901
Delaware Ivy International Core Equity Fund	43,221
Delaware Ivy Large Cap Growth Fund	179,399
Delaware Ivy Managed International Opportunities Fund	2,376
Delaware Ivy Mid Cap Growth Fund	188,836
Delaware Ivy Mid Cap Income Opportunities Fund	39,397
Delaware Ivy Small Cap Growth Fund	47,285
Delaware Ivy Smid Cap Core Fund	10,714
Delaware Ivy Systematic Emerging Markets Equity Fund	27,686
Delaware Ivy Value Fund	20,220

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

From July 31, 2023 through July 30, 2024, DMC has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Global Equity Fund II	0.92%	0.75%
Delaware International Equity Fund II	0.79%	0.65%
Delaware Ivy Core Bond Fund	0.44%	0.33%
Delaware Ivy Core Equity Fund	0.75%	0.67%
Delaware Ivy Global Bond Fund	0.71%	0.59%
Delaware Ivy Global Growth Fund	0.92%	0.81%
Delaware Ivy High Income Fund	0.72%	0.63%
Delaware Ivy International Core Equity Fund	0.79%	0.67%
Delaware Ivy Large Cap Growth Fund	0.64%	0.56%
Delaware Ivy Managed International Opportunities Fund	n/a	n/a
205

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Ivy Mid Cap Growth Fund	0.79%	0.69%
Delaware Ivy Mid Cap Income Opportunities Fund	0.83%	0.72%
Delaware Ivy Small Cap Growth Fund	0.89%	0.76%
Delaware Ivy Smid Cap Core Fund	0.89%	0.76%
Delaware Ivy Systematic Emerging Markets Equity Fund	0.80%	0.65%
Delaware Ivy Value Fund	0.83%	0.72%

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period from July 31, 2023 through July 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Global Equity Fund II	1.17%	1.92%	0.92%	1.42%	0.75%	1.17%
Delaware International Equity Fund II	1.04%	1.79%	0.79%	1.29%	0.65%	1.04%
Delaware Ivy Core Bond Fund	0.69%	1.44%	0.44%	0.94%	0.33%	0.69%
Delaware Ivy Core Equity Fund	1.00%	1.75%	0.75%	1.25%	0.67%	1.00%
Delaware Ivy Global Bond Fund	0.96%	1.71%	0.71%	1.21%	0.59%	0.96%
Delaware Ivy Global Growth Fund	1.17%	1.92%	0.92%	1.42%	0.81%	1.17%
Delaware Ivy High Income Fund	0.97%	1.72%	0.72%	1.22%	0.63%	0.97%
Delaware Ivy International Core Equity Fund	1.04%	1.79%	0.79%	1.29%	0.67%	1.04%
Delaware Ivy Large Cap Growth Fund	0.89%	1.64%	0.64%	1.14%	0.56%	0.89%
Delaware Ivy Managed International Opportunities Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Mid Cap Growth Fund	1.04%	1.79%	0.79%	1.29%	0.69%	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund	1.08%	1.83%	0.83%	1.33%	0.72%	1.08%
Delaware Ivy Small Cap Growth Fund	1.14%	1.89%	0.89%	1.39%	0.76%	1.14%
Delaware Ivy Smid Cap Core Fund	1.14%	1.89%	0.89%	1.39%	0.76%	1.14%
Delaware Ivy Systematic Emerging Markets Equity Fund	1.05%	1.80%	0.80%	1.30%	0.65%	1.05%
Delaware Ivy Value Fund	1.08%	1.83%	0.83%	1.33%	0.72%	1.08%

Prior to July 31, 2023, DMC, DDLP and/or DIFSC, had contractually agreed to waive all or a portion of its fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeded the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP, DIFSC and/or each Fund. The waivers and reimbursements were accrued daily and received monthly.

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Global Equity Fund II	1.17%	1.92%	0.92%	1.42%	n/a	1.17%
206

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware International Equity Fund II	1.20%	1.95%	0.95%	1.45%	n/a	1.20%
Delaware Ivy Core Bond Fund	0.70%	1.45%	0.45%	0.95%	0.45%	0.70%
Delaware Ivy Core Equity Fund	1.00%	1.75%	0.75%	1.25%	n/a	1.00%
Delaware Ivy Global Bond Fund	0.96%	1.71%	0.71%	1.21%	n/a	0.96%
Delaware Ivy Global Growth Fund	1.21%	1.97%	0.97%	1.47%	n/a	1.22%
Delaware Ivy High Income Fund	1.00%	1.75%	0.75%	1.25%	n/a	1.00%
Delaware Ivy International Core Equity Fund	1.04%	1.79%	0.79%	1.29%	0.79%	1.04%
Delaware Ivy Large Cap Growth Fund	0.89%	1.64%	0.64%	1.14%	0.64%	0.89%
Delaware Ivy Managed International Opportunities Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Mid Cap Growth Fund	1.04%	1.79%	0.79%	1.29%	0.79%	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund	1.08%	1.83%	0.83%	1.33%	0.83%	1.08%
Delaware Ivy Small Cap Growth Fund	1.14%	1.89%	0.89%	1.39%	0.89%	1.14%
Delaware Ivy Smid Cap Core Fund	1.14%	1.89%	0.89%	1.39%	0.89%	1.14%
Delaware Ivy Systematic Emerging Markets Equity Fund	1.15%	1.80%	0.80%	1.30%	0.76%	1.15%
Delaware Ivy Value Fund	1.08%	1.83%	0.83%	1.33%	n/a	1.08%

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Global Equity Fund II	$4,583
Delaware International Equity Fund II	3,061
Delaware Ivy Core Bond Fund	7,232
Delaware Ivy Core Equity Fund	49,312
Delaware Ivy Global Bond Fund	9,518
Delaware Ivy Global Growth Fund	7,732
Delaware Ivy High Income Fund	36,787
Delaware Ivy International Core Equity Fund	19,539
Delaware Ivy Large Cap Growth Fund	75,868
Delaware Ivy Managed International Opportunities Fund	1,129
Delaware Ivy Mid Cap Growth Fund	78,744
Delaware Ivy Mid Cap Income Opportunities Fund	19,265
Delaware Ivy Small Cap Growth Fund	21,634
Delaware Ivy Smid Cap Core Fund	4,721
Delaware Ivy Systematic Emerging Markets Equity Fund	12,064
Delaware Ivy Value Fund	10,600

For the six months ended September 30, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Global Equity Fund II	$3,815
Delaware International Equity Fund II	1,035
Delaware Ivy Core Bond Fund	3,129
Delaware Ivy Core Equity Fund	63,322
Delaware Ivy Global Bond Fund	1,446
Delaware Ivy Global Growth Fund	4,740
Delaware Ivy High Income Fund	33,077
Delaware Ivy International Core Equity Fund	5,275
Delaware Ivy Large Cap Growth Fund	110,345
Delaware Ivy Managed International Opportunities Fund	1,073
Delaware Ivy Mid Cap Growth Fund	72,459
207

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Class A
Delaware Ivy Mid Cap Income Opportunities Fund	$8,006
Delaware Ivy Small Cap Growth Fund	26,819
Delaware Ivy Smid Cap Core Fund	3,931
Delaware Ivy Systematic Emerging Markets Equity Fund	7,952
Delaware Ivy Value Fund	12,359

For the six months ended September 30, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Global Equity Fund II	$76	$127
Delaware International Equity Fund II	4	26
Delaware Ivy Core Bond Fund	374	41
Delaware Ivy Core Equity Fund	4,113	1,281
Delaware Ivy Global Bond Fund	59	41
Delaware Ivy Global Growth Fund	283	141
Delaware Ivy High Income Fund	18,070	4,538
Delaware Ivy International Core Equity Fund	520	589
Delaware Ivy Large Cap Growth Fund	4,460	2,230
Delaware Ivy Managed International Opportunities Fund	13	50
Delaware Ivy Mid Cap Growth Fund	2,627	1,147
Delaware Ivy Mid Cap Income Opportunities Fund	299	638
Delaware Ivy Small Cap Growth Fund	3,696	818
Delaware Ivy Smid Cap Core Fund	217	370
Delaware Ivy Systematic Emerging Markets Equity Fund	637	532
Delaware Ivy Value Fund	2,243	668

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended September 30, 2023, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2023, the following Fund engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy Smid Cap Core Fund	$4,514,076	$—	$—
208

A summary of the transactions in affiliated companies during the six months ended September 30, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments(2)	Value, end of period		Shares	Income distributions
Delaware Ivy High Income Fund Common Stocks—2.50%
BIS Industries Holdings =,†
	$—	$—	$—	$—	$—	$—		19,682,813	$—
Foresight Energy =,†
	19,096,599	—	—	—	14,626,945	33,723,544		1,117,414	—
Larchmont Resources =,†
	213,461	—	—	—	550	214,011		18,338	—
Maritime Finance =,†
	3,585,521	—	(3,162,045)	—	406,419	829,895		1,750,000	—
New Cotai =,†
	20,699,983	—	—	—	(5,318,715)	15,381,268		20,316,462	—
True Religion Apparel =,†
	6,549,308	—	—	—	2,619,386	9,168,694	(3)	395	—
	50,144,872	—	(3,162,045)	—	12,334,585	59,317,412			—
Preferred Stock—0.08%
True Religion Apparel=,ω
	2,050,430	—	—	—	—	2,050,430		410	—
Convertible Bond—1.84%
New Cotai =
	58,691,628	92,216	—	—	(15,172,617)	43,611,227		23,041,685	668,277
Loan Agreements—0.31%
Foresight Energy Operating Tranche A •
	7,399,377	—	(47,089)	—	1,178	7,353,466		7,542,017	—
Total	$118,286,307	$92,216	$(3,209,134)	$—	$(2,836,854)	$112,332,535			$668,277

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares
Delaware Ivy Managed International Opportunities Fund
Affiliated Mutual Funds—100.05%
Delaware International Equity Fund II Class R6
	$16,182,372	$238,779	$(3,098,553)	$(442,717)	$(111,204)	$12,768,677	863,916
Delaware Ivy International Core Equity Fund Class R6
	38,532,783	8,015,772	(6,697,474)	528,229	(542,253)	39,837,057	2,077,010
Delaware Ivy International Small Cap Fund
	3,785,266	46,297	(3,940,486)	(470,054)	578,977	—	—
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6
	19,434,227	362,222	(6,708,877)	1,247,665	(1,234,989)	13,100,248	732,267
Total	$77,934,648	$8,663,070	$(20,445,390)	$863,123	$(1,309,469)	$65,705,982

(1)	The amount shown included return of capital.
209

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

(2)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the “Statements of operations” as a result of previously affiliated securities moving to unaffiliated.
(3)	Issuer was not an affiliated investment of the Fund at September 30, 2023. This value is not included in the “Statements of assets and liabilities” balance as it is not affiliated as of September 30, 2023.
ω	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

3. Investments

For the six months ended September 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Global Equity Fund II	$291,213,411	$—	$335,834,192	$—
Delaware International Equity Fund II	109,353,637	—	133,762,296	—
Delaware Ivy Core Bond Fund	43,395,915	153,136,758	115,690,529	136,448,404
Delaware Ivy Core Equity Fund	560,866,104	—	702,305,947	—
Delaware Ivy Global Bond Fund	179,725,858	120,636,564	193,565,667	96,546,492
Delaware Ivy Global Growth Fund	103,184,135	—	163,520,128	—
Delaware Ivy High Income Fund	348,640,746	—	436,316,337	—
Delaware Ivy International Core Equity Fund	224,019,952	—	284,240,727	—
Delaware Ivy Large Cap Growth Fund	281,282,264	—	292,641,529	—
Delaware Ivy Managed International Opportunities Fund	8,663,070	—	20,445,390	—
Delaware Ivy Mid Cap Growth Fund	1,017,052,637	—	979,538,050	—
Delaware Ivy Mid Cap Income Opportunities Fund	108,409,373	—	276,948,275	—
Delaware Ivy Small Cap Growth Fund	390,221,831	—	514,068,901	—
Delaware Ivy Smid Cap Core Fund	25,070,870	—	65,884,795	—
Delaware Ivy Systematic Emerging Markets Equity Fund	146,663,372	—	237,353,350	—
Delaware Ivy Value Fund	44,777,263	—	148,280,422	—
210

At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Global Equity Fund II	$269,969,553	$3,172,602	$(11,445,742)	$(8,273,140)
Delaware International Equity Fund II	97,122,918	2,859,332	(4,780,661)	(1,921,329)
Delaware Ivy Core Bond Fund	411,649,099	791,832	(36,285,140)	(35,493,308)
Delaware Ivy Core Equity Fund	2,053,458,821	1,213,851,807	(30,529,723)	1,183,322,084
Delaware Ivy Global Bond Fund	427,107,792	8,929,783	(28,054,323)	(19,124,540)
Delaware Ivy Global Growth Fund	384,228,391	129,002,417	(25,006,196)	103,996,221
Delaware Ivy High Income Fund	2,776,126,251	43,301,301	(483,655,925)	(440,354,624)
Delaware Ivy International Core Equity Fund	1,169,781,926	249,979,104	(140,849,354)	109,129,750
Delaware Ivy Large Cap Growth Fund	2,633,389,218	2,876,605,024	(32,319,745)	2,844,285,279
Delaware Ivy Managed International Opportunities Fund	53,713,442	12,376,644	(55,970)	12,320,674
Delaware Ivy Mid Cap Growth Fund	4,578,406,843	1,432,317,573	(495,634,188)	936,683,385
Delaware Ivy Mid Cap Income Opportunities Fund	880,434,319	269,068,546	(53,961,010)	215,107,536
Delaware Ivy Small Cap Growth Fund	1,287,064,235	186,370,761	(104,197,181)	82,173,580
Delaware Ivy Smid Cap Core Fund	306,493,424	39,617,786	(39,610,962)	6,824
Delaware Ivy Systematic Emerging Markets Equity Fund	734,104,916	208,361,070	(148,995,535)	59,365,535
Delaware Ivy Value Fund	601,964,337	18,528,480	(71,342,559)	(52,814,079)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Global Equity Fund II	$16,381,868	$644,618	$17,026,486
Delaware International Equity Fund II	9,714,148	695,340	10,409,488
Delaware Ivy Core Bond Fund	41,301,170	41,313,574	82,614,744
Delaware Ivy Global Bond Fund	57,277,514	39,050,758	96,328,272
Delaware Ivy High Income Fund	236,549,486	1,276,058,507	1,512,607,993
Delaware Ivy International Core Equity Fund	61,459,693	—	61,459,693
Delaware Ivy Managed International Opportunities Fund	141,418	—	141,418
Delaware Ivy Smid Cap Core Fund	11,120,994	—	11,120,994

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

211

Notes to financial statements

Ivy Funds

3. Investments (continued)

asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2023:

Delaware Global Equity Fund II
Level 1
Securities
Assets:
Common Stocks	$258,316,027
Short-Term Investments	3,380,386
Total Value of Securities	$261,696,413

Delaware International Equity Fund II
Level 1
Securities
Assets:
Common Stocks	$94,689,553
Preferred Stock	512,036
Total Value of Securities	$95,201,589
212

	Delaware Ivy Core Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$645,222	$645,222
Agency Mortgage-Backed Securities	—	110,072,101	110,072,101
Collateralized Debt Obligations	—	9,181,537	9,181,537
Corporate Bonds	—	132,841,098	132,841,098
Municipal Bonds	—	4,123,601	4,123,601
Non-Agency Asset-Backed Securities	—	18,051,867	18,051,867
Non-Agency Collateralized Mortgage Obligations	—	15,289,870	15,289,870
Non-Agency Commercial Mortgage-Backed Securities	—	33,298,762	33,298,762
Preferred Stock	3,196,800	—	3,196,800
Sovereign Bonds	—	7,638,901	7,638,901
US Treasury Obligations	—	42,255,331	42,255,331
Total Value of Securities	$3,196,800	$373,398,290	$376,595,090

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$36,306	$36,306
Futures Contracts	356,135	—	356,135
Liabilities:
Futures Contracts	$(831,740)	$—	$(831,740)

1Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$3,215,611,423
Short-Term Investments	21,169,482
Total Value of Securities	$3,236,780,905

	Delaware Ivy Global Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$61,951,333	$61,951,333
Corporate Bonds	—	159,939,606	159,939,606
Sovereign Bonds	—	112,506,619	112,506,619
Supranational Banks	—	4,753,890	4,753,890
US Treasury Obligations	—	56,922,763	56,922,763
Options Purchased	—	318,800	318,800
213

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Global Bond Fund
	Level 1	Level 2	Total
Short-Term Investments	$7,632,864	$—	$7,632,864
Total Value of Securities	$7,632,864	$396,393,011	$404,025,875

Derivatives[1]
Assets:
Centrally Cleared Interest Rate Swaps	$—	$238,212	$238,212
Forward Foreign Currency Exchange Contracts	—	3,434,216	3,434,216
Futures Contracts	4,351,196	—	4,351,196
Over-The-Counter Credit Default Swaps	—	31,435	31,435
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(153,859)	$(153,859)
Forward Foreign Currency Exchange Contracts	—	(618)	(618)
Futures Contracts	(3,585,330)	—	(3,585,330)
Over-The-Counter Credit Default Swaps	—	(39,075)	(39,075)

1Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Global Growth Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Austria	$5,132,627	$—	$5,132,627
Brazil	5,054,746	—	5,054,746
Canada	20,076,853	—	20,076,853
China	20,717,040	—	20,717,040
Denmark	8,551,685	—	8,551,685
France	45,411,961	—	45,411,961
Germany	14,611,725	—	14,611,725
Hong Kong	5,771,049	—	5,771,049
India	18,623,493	—	18,623,493
Italy	7,626,138	—	7,626,138
Japan	26,417,808	—	26,417,808
Netherlands	4,450,533	—	4,450,533
Taiwan	—	8,935,822	8,935,822
United Kingdom	17,162,959	—	17,162,959
United States	272,061,875	—	272,061,875
Preferred Stock	5,923,298	—	5,923,298
Short-Term Investments	1,695,000	—	1,695,000
Total Value of Securities	$479,288,790	$8,935,822	$488,224,612
214

	Delaware Ivy High Income Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Basic Industry	$—	$—	$33,787,119		$33,787,119
Consumer Goods	—	—	—	[1]	—
Energy	—	—	836,566		836,566
Financial Services	—	—	15,381,268		15,381,268
Leisure	28,760,293	—	—		28,760,293
Retail	—	—	9,168,694		9,168,694
Utilities	—	—	214,011		214,011
Convertible Bond	—	—	43,611,227		43,611,227
Corporate Bonds	—	1,897,699,984	—	[1]	1,897,699,984
Loan Agreements	—	303,403,903	—		303,403,903
Preferred Stock	—	—	2,050,430		2,050,430
Warrants	858,132	—	—		858,132
Total Value of Securities	$29,618,425	$2,201,103,887	$105,049,315		$2,335,771,627

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

	Delaware Ivy International Core Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Australia	$21,478,797	$—	$21,478,797
Austria	19,997,050	—	19,997,050
Brazil	69,513,687	—	69,513,687
Canada	82,980,533	—	82,980,533
China	120,021,973	—	120,021,973
Denmark	50,315,290	—	50,315,290
France	163,580,744	—	163,580,744
Germany	105,579,198	—	105,579,198
Hong Kong	19,417,669	—	19,417,669
India	89,596,977	—	89,596,977
Ireland	6,261,002	—	6,261,002
Japan	159,696,880	—	159,696,880
Netherlands	68,083,564	—	68,083,564
Republic of Korea	—	46,610,029	46,610,029
Spain	25,336,451	—	25,336,451
Switzerland	25,572,361	—	25,572,361
Taiwan	—	27,410,797	27,410,797
United Kingdom	82,830,584	—	82,830,584
United States	54,822,774	—	54,822,774
Preferred Stocks	21,498,224	—	21,498,224
215

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy International Core Equity Fund
	Level 1	Level 2	Total
Short-Term Investments	$18,307,092	$—	$18,307,092
Total Value of Securities	$1,204,890,850	$74,020,826	$1,278,911,676

			Delaware Ivy Large Cap Growth Fund
			Level 1
Securities
Assets:
Common Stocks			$5,477,674,497

			Delaware Ivy Managed International Opportunities Fund
			Level 1
Securities
Assets:
Affiliated Mutual Funds			$65,705,982
Short-Term Investments			328,134
Total Value of Securities			$66,034,116

			Delaware Ivy Mid Cap Growth Fund
			Level 1
Securities
Assets:
Common Stocks			$5,465,990,662
Short-Term Investments			49,099,566
Total Value of Securities			$5,515,090,228

			Delaware Ivy Mid Cap Income Opportunities Fund
			Level 1
Securities
Assets:
Common Stocks			$1,083,715,457
Short-Term Investments			11,826,398
Total Value of Securities			$1,095,541,855
216

Delaware Ivy Small Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$1,362,530,275
Short-Term Investments	6,707,540
Total Value of Securities	$1,369,237,815

	Delaware Ivy Smid Cap Core Fund
	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Basic Materials	$24,954,008	$—		$24,954,008
Business Services	14,984,328	—		14,984,328
Capital Goods	35,654,930	—		35,654,930
Consumer Discretionary	14,527,753	—		14,527,753
Consumer Services	6,605,133	—		6,605,133
Consumer Staples	10,874,112	—		10,874,112
Credit Cyclicals	11,579,498	—		11,579,498
Energy	16,290,461	—		16,290,461
Financials	38,724,713	—		38,724,713
Healthcare	41,306,910	—	[1]	41,306,910
Media	5,690,179	—		5,690,179
Real Estate Investment Trusts	18,608,079	—		18,608,079
Technology	45,926,999	—		45,926,999
Transportation	11,791,690	—		11,791,690
Utilities	4,620,518	—		4,620,518
Short-Term Investments	4,360,937	—		4,360,937
Total Value of Securities	$306,500,248	$—		$306,500,248

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

217

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Systematic Emerging Markets Equity Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Communication Services	$89,779,973	$2,677,996	$—	[1]	$92,457,969
Consumer Discretionary	80,278,081	32,562,122	—		112,840,203
Consumer Staples	55,170,902	11,103,536	—	[1]	66,274,438
Energy	41,590,203	9,950,619	—	[1]	51,540,822
Financials	158,421,371	15,521,332	—	[1,2]	173,942,703
Healthcare	7,315,572	3,898,346	—		11,213,918
Industrials	39,110,215	10,468,248	—		49,578,463
Information Technology	38,440,900	155,560,832	—		194,001,732
Materials	9,365,109	14,054,797	—		23,419,906
Real Estate	7,395,907	—	—		7,395,907
Utilities	2,074,989	—	—		2,074,989
Preferred Stock	7,254,674	—	—		7,254,674
Short-Term Investments	1,474,727	—	—		1,474,727
Total Value of Securities	$537,672,623	$255,797,828	$—		$793,470,451

1The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be Level 3 investment in this table.

2The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2023.

Delaware Ivy Value Fund
Level 1
Securities
Assets:
Common Stocks	$545,183,625
Short-Term Investments	3,966,633
Total Value of Securities	$549,150,258

During the six months ended September 30, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets.

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy Smid Cap Core Fund and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy Smid Cap Core Fund and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets at the end of the period. As of September 30, 2023, Delaware Global Equity Fund II, Delaware International Equity Fund II, Delaware Ivy Core Bond Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity

218

Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, and Delaware Ivy Value Fund had no level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Delaware Ivy High Income Fund

	Corporate Bonds	Common Stocks	Preferred Stock	Total
Balance as of 3/31/23	$58,691,628	$57,729,361	$2,050,430	$118,471,419
Sales	—	(7,002,215)	—	(7,002,215)
Net realized gain (loss)	—	1,920,962	—	1,920,962
Amortization	92,216	—	—	92,216
Corporate actions	—	(3,162,046)	—	(3,162,046)
Net change in unrealized appreciation (depreciation)	(15,172,617)	9,901,596	—	(5,271,021)
Balance as of 9/30/23	$43,611,227	$59,387,658	$2,050,430	$105,049,315
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/23	$(15,172,617)	$11,896,378	$—	$(3,276,240)

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:

Delaware Ivy High Income Fund

Security Name	Assets	Value	Valuation Techniques	Unobservable Inputs	Input value
Foresight Energy	Common Stocks	$33,723,544	Market approach	EV/Revenue multiple	0.79
				EV/EBITDA multiple	2.57
Larchmont Resources	Common Stocks	214,011	Liquidation approach	Net asset value	N/A
Maritime Finance	Common Stocks		Market approach	Sum of Parts	N/A
		829,895		(Adjusted Book Value)
New Cotai	Common Stocks	15,381,268	Market approach	Financials	N/A
New Cotai	Convertible Bond	43,611,227	Market approach	Financials	N/A
Sabine Oil & Gas Holdings	Common Stocks	6,671	Net Asset Value / Liquidation	Financials	N/A
True Religion Apparel	Common Stocks	9,168,694	Market approach	EV/Revenue multiple	0.47
				EV/EBITDA multiple	7
True Religion Apparel	Preferred Stock	2,050,430	Market approach	EV/Revenue multiple	0.47
				EV/EBITDA multiple	7
Westmoreland Coal	Common Stocks	63,575	Market approach	Broker quotes	N/A
219

Notes to financial statements

Ivy Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Global Equity Fund II		Delaware International Equity Fund II		Delaware Ivy Core Bond Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	512,926	946,030	64,467	102,325	776,043	2,118,999
Class C	25,628	39,759	3,057	2,289	30,641	80,032
Class E	—	2,825	—	—	—	11,585
Class I	1,127,968	1,644,621	328,763	941,585	1,838,838	5,143,104
Class R	300	2,735	1,523	9,690	2,116	9,618
Class R6	25,883	37,951	166,844	554,556	47,476	1,450,072
Class Y	5,656	20,578	2,054	4,050	28,746	84,790

Shares issued upon reinvestment of dividends and distributions:
Class A	210,109	10,772,445	—	300,241	297,368	501,672
Class C	1,667	185,306	—	3,884	6,984	11,802
Class E	—	2,617	—	—	—	1,449
Class I	129,697	6,753,797	—	232,408	547,905	1,213,398
Class R	54	2,923	—	260	1,938	2,780
Class R6	1,605	493,195	—	284,118	166,483	336,877
Class Y	1,282	61,990	—	5,046	10,867	18,883
	2,042,775	20,966,772	566,708	2,440,452	3,755,405	10,985,061

Shares redeemed:
Class A	(2,900,054)	(7,899,675)	(304,782)	(814,900)	(1,778,520)	(5,686,132)
Class C	(60,590)	(302,897)	(5,041)	(19,449)	(114,115)	(287,802)
Class E	—	(377,166)	—	—	—	(424,744)
Class I	(4,185,792)	(9,971,917)	(1,436,162)	(2,486,241)	(7,275,580)	(28,061,535)
Class R	(2)	(1,129)	(122)	(1,398)	(512)	(2,089)
Class R6	(12,081)	(1,511,438)	(458,184)	(1,801,114)	(1,481,247)	(8,359,920)
Class Y	(35,439)	(34,411)	(1,194)	(20,323)	(44,906)	(187,306)
	(7,193,958)	(20,098,633)	(2,205,485)	(5,143,425)	(10,694,880)	(43,009,528)
Net increase (decrease)	(5,151,183)	868,139	(1,638,777)	(2,702,973)	(6,939,475)	(32,024,467)
220

	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund		Delaware Ivy Global Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	1,842,509	5,664,102	387,422	971,840	111,471	250,983
Class C	136,009	260,572	17,844	96,205	8,315	9,764
Class E	—	30,338	—	—	—	—
Class I	2,950,532	9,719,353	4,466,471	8,670,881	285,088	1,190,101
Class R	451	5,696	2,981	13,813	120	700
Class R6	1,224,393	707,512	2,756,906	3,035,570	64,224	36,838
Class Y	68,286	85,056	44,782	137,530	4,313	3,435

Shares issued upon reinvestment of dividends and distributions:
Class A	25	24,210,173	209,977	419,165	—	5,420,865
Class C	—	277,116	3,199	7,359	—	78,369
Class I	—	4,808,986	393,344	610,925	—	3,246,704
Class R	—	1,215	461	820	—	11,773
Class R6	—	304,066	308,123	495,984	—	29,549
Class Y	—	175,581	3,963	2,896	—	22,487
	6,222,205	46,249,766	8,595,473	14,462,988	473,531	10,301,568

Shares redeemed:
Class A	(15,829,987)	(43,823,230)	(1,553,149)	(4,834,589)	(1,131,164)	(3,188,523)
Class C	(311,597)	(913,362)	(125,224)	(174,702)	(18,362)	(51,054)
Class E	—	(1,065,074)	—	—	—	—
Class I	(8,067,554)	(22,780,577)	(4,712,371)	(10,264,231)	(1,311,456)	(4,873,426)
Class R	(5,161)	(2,809)	(5,256)	(13,483)	(1,485)	(2,921)
Class R6	(633,222)	(2,567,325)	(1,332,103)	(3,962,500)	(18,776)	(19,534)
Class Y	(74,917)	(236,161)	(44,218)	(25,824)	(3,375)	(11,824)
	(24,922,438)	(71,388,538)	(7,772,321)	(19,275,329)	(2,484,618)	(8,147,282)
Net increase (decrease)	(18,700,233)	(25,138,772)	823,152	(4,812,341)	(2,011,087)	2,154,286
221

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy High Income Fund		Delaware Ivy International Core Equity Fund		Delaware Ivy Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	7,173,790	21,521,185	710,347	1,715,939	2,748,585	6,997,654
Class C	922,058	1,956,685	44,191	68,725	444,473	474,476
Class E	—	11,753	—	3,809	—	18,523
Class I	24,365,913	61,354,987	3,550,875	6,880,534	18,673,275	50,607,900
Class R	129,433	173,192	33,863	117,834	81,509	114,906
Class R6	1,134,749	3,616,197	1,980,397	1,685,375	1,021,888	3,891,542
Class Y	2,510,527	5,039,853	131,958	368,862	275,700	110,683

Shares issued upon reinvestment of dividends and distributions:
Class A	7,035,228	15,755,345	—	125,330	25	9,751,628
Class C	738,464	1,813,001	—	3,188	—	411,826
Class E	—	13,889	—	—	—	—
Class I	6,559,074	14,655,833	—	428,628	—	7,668,405
Class R	200,758	451,171	—	14,084	—	49,102
Class R6	328,729	731,120	—	146,053	—	584,623
Class Y	384,792	890,874	—	19,975	—	108,299
	51,483,515	127,985,085	6,451,631	11,578,336	23,245,455	80,789,567

Shares redeemed:
Class A	(25,716,689)	(67,831,222)	(1,395,668)	(4,288,005)	(7,660,994)	(23,343,189)
Class C	(4,407,553)	(12,602,999)	(465,338)	(1,096,662)	(410,048)	(1,116,503)
Class E	—	(1,253,077)	—	(392,689)	—	(1,121,521)
Class I	(34,132,917)	(115,686,036)	(6,407,717)	(22,500,038)	(13,872,594)	(37,526,076)
Class R	(500,527)	(1,408,491)	(187,826)	(418,535)	(43,887)	(131,160)
Class R6	(3,466,187)	(3,789,604)	(1,660,911)	(7,012,615)	(1,475,750)	(2,723,715)
Class Y	(4,757,892)	(9,059,782)	(239,829)	(791,830)	(303,818)	(384,633)
	(72,981,765)	(211,631,211)	(10,357,289)	(36,500,374)	(23,767,091)	(66,346,797)
Net increase (decrease)	(21,498,250)	(83,646,126)	(3,905,658)	(24,922,038)	(521,636)	14,442,770
222

	Delaware Ivy Managed International Opportunities Fund		Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	74,650	209,633	2,286,777	4,472,771	344,633	2,277,685
Class C	2,107	5,620	168,160	403,369	29,899	141,366
Class E	—	—	—	7,521	—	—
Class I	421,953	1,152,757	10,602,390	27,392,818	4,904,879	15,027,963
Class R	1,174	1,810	196,934	356,176	403,330	7,179
Class R6	—	6,085	7,690,309	13,069,664	505,224	1,707,628
Class Y	35	295	714,582	1,100,761	91,447	111,122

Shares issued upon reinvestment of dividends and distributions:
Class A	—	590,861	—	6,500,367	88,214	371,379
Class C	—	9,918	—	589,436	5,858	34,686
Class I	—	710,336	—	8,704,362	528,697	2,585,954
Class R	—	1,323	—	260,919	576	2,115
Class R6	—	1,464	—	2,674,744	49,544	220,268
Class Y	—	1,520	—	778,557	6,354	24,819
	499,919	2,691,622	21,659,152	66,311,465	6,958,655	22,512,164

Shares redeemed:
Class A	(562,680)	(1,457,615)	(6,257,735)	(17,227,391)	(1,126,261)	(2,763,164)
Class C	(12,739)	(32,065)	(657,726)	(1,953,603)	(155,651)	(454,679)
Class E	—	—	—	(625,672)	—	—
Class I	(1,134,666)	(4,618,409)	(10,718,479)	(37,826,781)	(14,019,068)	(34,208,643)
Class R	(1)	(3)	(366,419)	(667,231)	(6,140)	(8,021)
Class R6	(2,848)	(6,617)	(5,011,696)	(7,734,193)	(911,226)	(2,758,059)
Class Y	(1,875)	(3,426)	(916,858)	(2,165,158)	(80,517)	(947,318)
	(1,714,809)	(6,118,135)	(23,928,913)	(68,200,029)	(16,298,863)	(41,139,884)
Net decrease	(1,214,890)	(3,426,513)	(2,269,761)	(1,888,564)	(9,340,208)	(18,627,720)
223

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund		Delaware Ivy Systematic Emerging Markets Equity Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	1,156,754	3,551,182	261,502	930,462	354,151	726,610
Class C	108,633	273,918	35,774	83,983	23,948	73,840
Class E	—	11,061	—	—	—	—
Class I	2,600,359	7,754,908	672,112	2,630,478	2,147,065	8,492,067
Class R	166,868	348,740	83,605	112,367	21,956	83,272
Class R6	1,143,073	1,450,957	191,070	422,747	561,527	1,254,874
Class Y	209,367	477,499	17,327	60,447	149,195	644,276

Shares issued upon reinvestment of dividends and distributions:
Class A	—	3,257,801	18,110	2,046,136	—	1,418,172
Class C	—	305,543	1,368	384,714	—	274,998
Class I	—	921,867	22,202	2,438,040	—	3,537,690
Class R	—	222,179	1,765	345,269	—	44,025
Class R6	—	263,723	6,403	809,901	—	1,140,114
Class Y	—	153,711	564	69,584	—	46,353
	5,385,054	18,993,089	1,311,802	10,334,128	3,257,842	17,736,291

Shares redeemed:
Class A	(6,833,945)	(19,599,553)	(1,032,755)	(2,716,861)	(1,379,135)	(3,510,339)
Class C	(626,512)	(1,654,505)	(180,190)	(406,980)	(279,829)	(783,935)
Class E	—	(946,425)	—	—	—	—
Class I	(4,970,589)	(18,281,878)	(2,333,923)	(9,983,238)	(5,663,876)	(21,732,308)
Class R	(359,617)	(732,333)	(88,778)	(290,777)	(57,318)	(111,439)
Class R6	(874,099)	(2,537,411)	(397,415)	(2,602,096)	(1,809,482)	(5,279,853)
Class Y	(1,383,471)	(1,159,136)	(61,150)	(170,622)	(259,154)	(412,328)
	(15,048,233)	(44,911,241)	(4,094,211)	(16,170,574)	(9,448,794)	(31,830,202)
Net decrease	(9,663,179)	(25,918,152)	(2,782,409)	(5,836,446)	(6,190,952)	(14,093,911)
224

	Delaware Ivy Value Fund
	Six months ended	Year ended
	9/30/23	3/31/23
Shares sold:
Class A	357,817	2,443,219
Class C	24,214	155,737
Class I	1,116,620	6,223,766
Class R	27	276
Class R6	8,972	347,447
Class Y	206	1,202

Shares issued upon reinvestment of dividends and distributions:
Class A	115,489	2,997,298
Class C	1,495	64,817
Class I	132,584	6,217,698
Class R	1	171
Class R6	812	526,918
Class Y	37	755
	1,758,274	18,979,304

Shares redeemed:
Class A	(2,102,837)	(4,960,038)
Class C	(69,786)	(160,441)
Class I	(4,370,575)	(29,885,797)
Class R	(748)	(3)
Class R6	(121,490)	(5,214,751)
Class Y	(3)	(1,728)
	(6,665,439)	(40,222,758)
Net decrease	(4,907,165)	(21,243,454)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2023 and the year ended March 31, 2023, each Fund had the following exchange transactions:

	Six months ended September 30, 2023			Year Ended March 31, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Global Equity Fund II			$95,963			$3,295,720
Class A	268	11,498		271,660	35,662
Class C	11,628	—		34,073	—
Class I	—	267		6,751	271,328
Class R6	—	—		—	4,638
Delaware International Equity Fund II			$7,338			$600,836
Class A	—	488		37,159	3,183
Class C	539	—		2,944	—
225

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Six months ended September 30, 2023			Year Ended March 31, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class I	—	—		619	35,958
Class R6	—	—		—	148
Delaware Ivy Core Bond Fund			$32,237			$2,900,691
Class A	1,333	2,196		232,365	62,877
Class C	2,012	—		37,273	—
Class I	183	1,186		31,186	231,011
Class R6	—	147		—	7,065
Delaware Ivy Core Equity Fund			$821,151			$51,739,268
Class A	36,510	16,151		3,125,978	166,321
Class C	21,438	—		211,751	—
Class I	—	30,331		39,339	2,561,919
Class R6	—	—		—	97,093
Delaware Ivy Global Bond Fund			$123,991			$2,039,684
Class A	—	13,865		203,533	17,954
Class C	1,660	—		16,751	—
Class I	12,207	—		1,344	202,932
Class R6	—	—		—	748
Delaware Ivy Global Growth Fund			$91,246			$7,344,087
Class A	2,072	937		200,562	7,061
Class C	1,497	—		7,687	—
Class I	—	1,969		3,336	192,677
Class R6	—	—		—	1,300
Delaware Ivy High Income Fund			$1,539,412			$31,873,099
Class A	33,706	211,035		2,173,088	2,568,449
Class C	71,197	—		2,597,510	3,959
Class I	149,321	44,220		346,224	2,264,784
Class R6	—	4,844		2,575	291,646
Class Y	5,714	—		7,127	742
Delaware Ivy International Core Equity Fund			$572,147			$9,824,756
Class A	8,775	12,207		262,146	178,308
Class C	12,731	—		212,712	—
Class I	7,347	11,853		52,475	348,394
Class R6	—	5,363		15,123	16,870
Class Y	2,335	—		31,091	—
Delaware Ivy Large Cap Growth Fund			$2,180,220			$45,749,858
Class A	39,515	23,955		1,560,072	154,813
Class C	28,675	—		167,743	—
Class I	14,918	38,685		85,786	1,427,674
Class R6	—	11,049		—	62,489
Class Y	2,705	—		102	—

Delaware Ivy Managed International Opportunities Fund			$12,577			$885,892
Class A	—	1,316		73,451	9,745
Class C	1,376	—		10,866	—
Class I	—	—		806	73,649
Class R6	—	—		—	748
Delaware Ivy Mid Cap Growth Fund			$1,550,865			$42,258,437
Class A	41,226	14,469		1,159,074	294,343
226

	Six months ended September 30, 2023			Year Ended March 31, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class C	12,735	—		340,741	—
Class I	4,507	39,091		111,992	994,731
Class R6	84	—		3,624	118,397
Class Y	3,100	—		1,843	—
Delaware Ivy Mid Cap Income Opportunities Fund			$17,598			$14,172,200
Class A	—	516		178,065	35,619
Class C	850	—		57,991	—
Class I	—	504		424,756	346,583
Class R6	173	—		—	402,002
Class Y	—	—		151,733	27,372
Delaware Ivy Small Cap Growth Fund			$560,951			$19,282,180
Class A	28,529	11,301		1,309,874	155,193
Class C	19,436	—		268,714	—
Class I	2,020	19,957		8,292	844,551
Class R6	—	1,883		—	4,612
Class Y	3,150	—		59,775	—
Delaware Ivy Smid Cap Core Fund			$146,120			$4,687,942
Class A	136	1,623		179,334	37,637
Class C	12,947	—		94,833	—
Class I	703	7,710		38,510	193,627
Class R6	—	—		—	35,849
Class Y	—	—		402	—
Delaware Ivy Systematic Emerging Markets Equity Fund			$2,451,599			$6,353,727
Class A	983	15,830		216,275	51,246
Class C	12,890	—		49,960	—
Class I	121,789	1,406		68,143	224,215
Class R6	—	115,585		—	43,046
Delaware Ivy Value Fund			$256,948			$8,647,748
Class A	7,754	4,294		315,332	30,511
Class C	4,597	—		27,532	—
Class I	—	7,691		7,270	313,977
Class R6	—	—		—	2,108

5. Basis of consolidation for Delaware Ivy Systematic Emerging Markets Equity Fund

Delaware Ivy EME, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy Systematic Emerging Markets Equity Fund (referred to as the Fund in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Fund and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Fund.

227

Notes to financial statements

Ivy Funds

5. Basis of consolidation for Delaware Ivy Systematic Emerging Markets Equity Fund (continued)

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2023 of the Subsidiary and the company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets
Ivy EME, Ltd.	1-31-13	4-10-13	$788,799,280	$315,579	0.04%

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of September 30, 2023, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2023.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

228

During the six months ended September 30, 2023, Delaware Ivy Core Bond Fund, Delaware Ivy Global Bond Fund, and Delaware Ivy High Income Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

During the six months ended September 30, 2023, Delaware Ivy High Income Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of operations” and/or “Statements of assets and liabilities.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2023, Delaware Ivy Core Bond Fund and Delaware Ivy Global Bond Fund posted $899,091 and $1,517,385 respectively, cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2023, Delaware Ivy Core Bond Fund and Delaware Ivy Global Bond Fund invested in futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended September 30, 2023, Delaware Ivy Global Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Certain Funds enter into CDS contracts and IRS contracts in the normal course of pursuing its investment objective. The Fund may invest in IRS to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty,

229

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2023, Delaware Ivy Global Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2023, Delaware Ivy Core Bond Fund and Delaware Ivy Global Bond Fund used CDS contracts to hedge against credit events.

Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Delaware Ivy Global Bond Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2023, Delaware Ivy Global Bond Fund used IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount

230

of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At September 30, 2023, for bilateral derivative contracts, Delaware Ivy Global Bond Fund posted $839,347 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” At September 30, 2023, for bilateral derivative contracts, the Fund received $4,380,000 cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of September 30, 2023 were as follows:

	Delaware Ivy Core Bond Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$36,306	$—	$36,306
Variation margin due from broker on futures contracts*	—	356,135	356,135
Total	$36,306	$356,135	$392,441

Delaware Ivy Core Bond Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(831,740)

	Delaware Ivy Global Bond Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$3,434,216	$—	$—	$3,434,216
Variation margin due to broker on futures contracts*	—	4,351,196	—	4,351,196
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	238,212	—	238,212
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	31,435	31,435
Options purchased, at value**	—	318,800	—	318,800
Total	$3,434,216	$4,908,208	$31,435	$8,373,859
231

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

	Delaware Ivy Global Bond Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(618)	$—	$—	$(618)
Variation margin due to broker on futures contracts*	—	(3,585,330)	—	(3,585,330)
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	—	(153,859)	(153,859)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(39,075)	(39,075)
Total	$(618)	$(3,585,330)	$(192,934)	$(3,778,882)

*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2023. Only current day variation margin is reported on the “Statements of assets and liabilities.”

**Included with “Investments, at value.” The effect of derivative instruments on the “Statements of operations” for the six months ended September 30, 2023 was as follows:

Delaware Ivy Core Bond Fund	Net Realized Gain (loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(980,839)	$—	$(980,839)
Credit contracts	—	120,846	120,846
Total	$(980,839)	$120,846	$(859,993)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$36,306	$—	$—	$36,306
Interest rate contracts	—	(1,958,866)	—	(1,958,866)
Credit contracts	—	—	(113,823)	(113,823)
Total	$36,306	$(1,958,866)	$(113,823)	$(2,036,383)
232

Delaware Ivy Global Bond Fund	Net Realized Gain (loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total

Currency contracts	$2,077,892	$—	$(788,622)	$415,167	$—	$1,704,437
Interest rate contracts	—	(2,445,070)	—	295,862	—	(2,149,208)
Equity contracts	—	28,848	—	—	—	28,848
Credit contracts	—	—	(390,289)	782,910	(193,846)	198,775
Total	$2,077,892	$(2,416,222)	$(1,178,911)	$1,493,939	$(193,846)	$(217,148)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$2,846,236	$—	$990,820	$(442,242)	$—	$3,394,814
Interest rate contracts	—	(98,487)	—	—	—	(98,487)
Credit contracts	—	—	—	—	87,715	87,715
Total	$2,846,236	$(98,487)	$990,820	$(442,242)	$87,715	$3,384,042

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2023:

	Long Derivative Volume
	Delaware Ivy Core Bond Fund		Delaware Ivy Global Bond Fund
Forward foreign currency exchange contracts (average notional value)		$—		$15,989,112
Futures contracts (average notional value)		69,679,286		344,763,019
Options contracts (average notional value)*		—		299,167
CDS contracts (average notional value)**		894,444		43,250,048
Interest rate swap contracts (average notional value)	GBP	—	GBP	10,793,651
Interest rate swap contracts (average notional value)	JPY	—	JPY	10,133,333,333
Interest rate swap contracts (average notional value)		—		5,434,016

	Short Derivative Volume
	Delaware Ivy Core Bond Fund	Delaware Ivy Global Bond Fund	Delaware Ivy High Income Fund
Forward foreign currency exchange contracts (average notional value)	$252,887	$111,453,184	$4,430,675
Futures contracts (average notional value)	8,150,508	205,966,271	—
Options contracts (average notional value)*	—	221,478	—
233

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

9. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2023, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy
Core Bond Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank				$36,306	$—	$36,306

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$36,306	$—	$—	$—	$—	$36,306

Delaware Ivy Global Bond Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup				$413	$—	$413
JPMorgan Chase Bank				3,726,942	(39,693)	3,687,249
TD Bank				57,096	—	57,096
Total				$3,784,451	$(39,693)	$3,744,758

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$413	$—	$—	$—	$—	$413
JPMorgan Chase Bank	3,687,249	—	(3,687,249)	—	—	—
TD Bank	57,096	—	—	—	—	57,096
Total	$3,744,758	$—	$(3,687,249)	$—	$—	$57,509

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
234

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At September 30, 2023, each Fund had no securities out on loan.

11. Credit and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate

235

Notes to financial statements

Ivy Funds

11. Credit and Market Risks (continued)

other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate

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each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund. There were no unfunded loan commitments at the six months ended September 30, 2023.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2023. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Consolidated schedules of investments” and “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

On October 1, 2023, the fees payable to DIFSC for the fund accounting and financial administrative oversight services provided to the Funds as described in Note 2 were revised. As of such date, DIFSC’s fees are payable by the Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 6. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

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13. Subsequent Events (continued)

Management has determined that no other material events or transactions occurred subsequent to September 30, 2023, that would require recognition or disclosure in the Funds’ financial statements.

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Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Global Equity Fund II, Delaware International Equity Fund II, Delaware Ivy Core Bond Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, and Delaware Ivy Value Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the

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Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.

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The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.

Delaware Global Equity Fund II. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global equity income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period (both gross and net of dividends) and underperformed its benchmark index for the 3-, 5-, and 10-year periods (both gross and net of dividends). The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark index for the 1-year period. The Board noted that effective August 31, 2023, the portfolio management team will change.

Delaware International Equity Fund II. The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe and for the 5- and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (both gross and net of dividends) for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods. The Board noted that the Fund’s portfolio management team will change effective August 31, 2023.

Delaware Ivy Core Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional A-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of July 2022. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance.

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Other Fund information (Unaudited)

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Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

Delaware Ivy Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second and third quartile, respectively, of its Performance Universe and for the 3-and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review.

Delaware Ivy Global Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review. The Board, however, noted the limited period of performance data available since the Fund changed its portfolio management team in November 2021, investment strategy in July 2022 and its benchmark index effective July 31, 2023, and would continue to evaluate the Fund’s performance.

Delaware Ivy Global Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (both gross and net of dividends) for the 1-, 3-, and 5-year periods and underperformed its benchmark index (both net and gross of dividends) for the 10-year period. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review.

Delaware Ivy High Income Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third and first quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods and underperformed its benchmark index for the 5- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Ivy International Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional international large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile for its Performance Universe and for the 3- and 10-year periods was in the second and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was below the median of its Performance Universe and for the 3- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 10-year periods and underperformed its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board, however, noted that the investment performance of the

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current portfolio management team and investment strategy only began as of November 2021 and December 2022, respectively. The Board noted the limited period of performance data available since the Fund changed its investment strategy and its portfolio management team and would continue to evaluate the Fund’s performance.

Delaware Ivy Large Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed or was approximately equal to its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review.

Delaware Ivy Managed International Opportunities Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 10-year periods and underperformed its benchmark index for the 1- and 5-year periods. The Board noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Ivy Mid Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third, first, first and second quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe, and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index for the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the 1-year period.

Delaware Ivy Mid Cap Income Opportunities Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was in the third, third, second and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 5-year and since inception periods and underperformed its benchmark index for the 3-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index for the 5-year and since inception periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the 1- and 3-year periods.

Delaware Ivy Small Cap Growth Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Ivy Smid Cap Core Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total

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Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was above the median of its Performance Universe and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board, however, noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark index and above its Performance Universe median for the 1-year period.

Delaware Ivy Systematic Emerging Markets Equity Fund. The Performance Universe consists of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile, for the 3- and 5-year periods was in the second quartile, and for the 10-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (net of dividends) for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index over the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the 1-year period.

Delaware Ivy Value Fund. The Performance Universe consists of the Fund and all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of December 2022 and that the investment strategy was further changed effective April 28, 2023. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

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Delaware Global Equity Fund II. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware International Equity Fund II. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Core Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Global Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Global Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy High Income Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy International Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Large Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Managed International Opportunities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Mid Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Mid Cap Income Opportunities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Small Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Smid Cap Core Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

245

Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

Delaware Ivy Systematic Emerging Markets Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Value Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that, as of March 31, 2023, Delaware Ivy Core Bond Fund’s, Delaware Ivy International Core Equity Fund’s, Delaware Ivy Mid Cap Income Opportunities Fund’s, Delaware Ivy Small Cap Growth Fund’s, and Delaware Ivy Value Fund’s net assets exceeded each exceeded their first breakpoint level; Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets exceeded its second breakpoint level; Delaware Ivy Core Equity Fund’s, Delaware Ivy High Income Fund’s, and Delaware Ivy Large Cap Growth Fund’s net assets each exceeded their third breakpoint level and Delaware Ivy Mid Cap Growth Fund’s net assets exceeded its fourth breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for

246

overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Fund’s most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

247

Semiannual report

Alternative / specialty funds

Delaware Climate Solutions Fund
Delaware Global Real Estate Fund
Delaware Ivy Natural Resources Fund
Delaware Ivy Science and Technology Fund
Delaware Real Estate Securities Fund

Multi-asset funds

Delaware Ivy Asset Strategy Fund
Delaware Ivy Balanced Fund

September 30, 2023

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of September 30, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2023 to September 30, 2023 (Unaudited)

The investment objective of Delaware Climate Solutions Fund is to seek to provide capital growth while also seeking to invest in companies committed to reducing greenhouse gas (GHG) emissions within their operations and/or through the products or services they offer.

The investment objective of Delaware Global Real Estate Fund is to seek to provide total return through long-term capital appreciation and current income.

The investment objective of Delaware Ivy Asset Strategy Fund is to seek to provide total return.

The investment objective of Delaware Ivy Balanced Fund is to seek to provide total return through a combination of capital appreciation and current income.

The investment objective of Delaware Ivy Natural Resources Fund is to seek to provide capital growth and appreciation.

The investment objective of Delaware Ivy Science and Technology Fund is to seek to provide growth of capital.

The investment objective of Delaware Real Estate Securities Fund is to seek to provide total return through capital appreciation and current income.

As a shareholder of a Fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2023 to September 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Climate Solutions Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$916.00	1.24%	$5.94
Class C	1,000.00	913.60	1.99%	9.52
Class I	1,000.00	917.80	0.99%	4.75
Class R	1,000.00	915.80	1.49%	7.14
Class R6	1,000.00	918.20	0.93%	4.46
Class Y	1,000.00	916.70	1.24%	5.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.24%	$6.26
Class C	1,000.00	1,015.05	1.99%	10.02
Class I	1,000.00	1,020.05	0.99%	5.00
Class R	1,000.00	1,017.55	1.49%	7.52
Class R6	1,000.00	1,020.35	0.93%	4.70
Class Y	1,000.00	1,018.80	1.24%	6.26
1

Disclosure of Fund expenses

Delaware Global Real Estate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$945.70	1.30%	$6.32
Class C	1,000.00	942.80	2.05%	9.96
Class I	1,000.00	946.90	1.05%	5.11
Class R	1,000.00	944.20	1.55%	7.53
Class R6	1,000.00	946.30	1.00%	4.87
Class Y	1,000.00	945.30	1.30%	6.32
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Class C	1,000.00	1,014.75	2.05%	10.33
Class I	1,000.00	1,019.75	1.05%	5.30
Class R	1,000.00	1,017.25	1.55%	7.82
Class R6	1,000.00	1,020.00	1.00%	5.05
Class Y	1,000.00	1,018.50	1.30%	6.56

Delaware Ivy Asset Strategy Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,012.40	1.13%	$5.69
Class C	1,000.00	1,008.70	1.88%	9.44
Class I	1,000.00	1,013.70	0.88%	4.43
Class R	1,000.00	1,010.90	1.38%	6.94
Class R6	1,000.00	1,013.40	0.85%	4.28
Class Y	1,000.00	1,012.40	1.11%	5.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.13%	$5.70
Class C	1,000.00	1,015.60	1.88%	9.47
Class I	1,000.00	1,020.60	0.88%	4.45
Class R	1,000.00	1,018.10	1.38%	6.96
Class R6	1,000.00	1,020.75	0.85%	4.29
Class Y	1,000.00	1,019.45	1.11%	5.60
Delaware Ivy Balanced Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,005.60	1.08%	$5.42
Class C	1,000.00	1,001.50	1.83%	9.16
Class I	1,000.00	1,006.80	0.83%	4.16
Class R	1,000.00	1,003.90	1.33%	6.66
Class R6	1,000.00	1,006.60	0.80%	4.01
Class Y	1,000.00	1,005.60	1.06%	5.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.60	1.08%	$5.45
Class C	1,000.00	1,015.85	1.83%	9.22
Class I	1,000.00	1,020.85	0.83%	4.19
Class R	1,000.00	1,018.35	1.33%	6.71
Class R6	1,000.00	1,021.00	0.80%	4.04
Class Y	1,000.00	1,019.70	1.06%	5.35

Delaware Ivy Natural Resources Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,008.30	1.33%	$6.68
Class C	1,000.00	1,004.70	2.08%	10.42
Class I	1,000.00	1,009.70	1.08%	5.43
Class R	1,000.00	1,007.10	1.58%	7.93
Class R6	1,000.00	1,009.70	1.02%	5.12
Class Y	1,000.00	1,008.00	1.33%	6.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.33%	$6.71
Class C	1,000.00	1,014.60	2.08%	10.48
Class I	1,000.00	1,019.60	1.08%	5.45
Class R	1,000.00	1,017.10	1.58%	7.97
Class R6	1,000.00	1,019.90	1.02%	5.15
Class Y	1,000.00	1,018.35	1.33%	6.71
2

Delaware Ivy Science and Technology Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,025.00	1.20%	$6.08
Class C	1,000.00	1,021.00	1.95%	9.85
Class I	1,000.00	1,026.50	0.95%	4.81
Class R	1,000.00	1,023.90	1.45%	7.34
Class R6	1,000.00	1,026.50	0.92%	4.66
Class Y	1,000.00	1,025.00	1.20%	6.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Class I	1,000.00	1,020.25	0.95%	4.80
Class R	1,000.00	1,017.75	1.45%	7.31
Class R6	1,000.00	1,020.40	0.92%	4.65
Class Y	1,000.00	1,019.00	1.20%	6.06

Delaware Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$944.70	1.20%	$5.83
Class C	1,000.00	941.80	1.95%	9.47
Class I	1,000.00	946.70	0.95%	4.62
Class R	1,000.00	944.10	1.45%	7.05
Class R6	1,000.00	946.60	0.90%	4.38
Class Y	1,000.00	945.60	1.20%	5.84
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Class I	1,000.00	1,020.25	0.95%	4.80
Class R	1,000.00	1,017.75	1.45%	7.31
Class R6	1,000.00	1,020.50	0.90%	4.55
Class Y	1,000.00	1,019.00	1.20%	6.06

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

3

Security type / sector allocations and top 10 equity holdings

Delaware Climate Solutions Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.88%
Consumer Discretionary	3.37%
Consumer Staples	6.44%
Energy	15.70%
Industrials	20.69%
Materials	14.53%
Real Estate	3.46%
Utilities*	34.69%
Total Value of Securities	98.88%
Receivables and Other Assets Net of Liabilities	1.12%
Total Net Assets	100.00%

*To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Utilities sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Utilities sector consisted of Electric Utilities, Independent Power and Renewable Electricity Producers, and Multi-Utilities. As of September 30, 2023, such amounts, as a percentage of total net assets were 19.68%, 9.08%, and 5.93%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Utilities sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Valero Energy	4.30%
Schlumberger	3.95%
Occidental Petroleum	3.77%
Equinor	3.68%
Nutrien	3.61%
Kingspan Group	3.50%
Weyerhaeuser	3.46%
Schneider Electric	3.45%
Waste Management	3.45%
BorgWarner	3.37%
4

Security type / country and sector allocations

Delaware Global Real Estate Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	99.76%
Australia	4.09%
Belgium	1.02%
Canada	2.20%
China/Hong Kong	0.22%
France	0.81%
Germany	1.81%
Hong Kong	4.74%
Japan	10.94%
Mexico	0.80%
Singapore	3.80%
Spain	1.23%
Sweden	1.32%
United Kingdom	4.02%
United States	62.76%
Total Value of Securities	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%
Common stocks by sector	Percentage of net assets
Communications	1.48%
Consumer Cyclical	0.64%
Real Estate	6.51%
Real Estate Operating/Development	5.31%
REIT Diversified	18.89%
REIT Healthcare	8.11%
REIT Hotel	1.24%
REIT Industrial	17.35%
REIT Multifamily	18.26%
REIT Office	4.45%
REIT Retail	12.83%
REIT Self-Storage	4.69%
Total	99.76%
5

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Asset Strategy Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.29%
Agency Mortgage-Backed Securities	3.57%
Convertible Bond	0.23%
Corporate Bonds	13.87%
Banking	1.37%
Basic Industry	0.09%
Brokerage	0.11%
Communication Services	2.75%
Communications	0.36%
Consumer Cyclical	0.19%
Consumer Discretionary	2.10%
Consumer Non-Cyclical	0.45%
Electric	0.42%
Energy	3.23%
Finance Companies	0.16%
Government Agency	0.11%
Healthcare	0.01%
Industrials	0.59%
Information Technology	0.47%
Insurance	0.61%
Materials	0.39%
Natural Gas	0.01%
Real Estate Investment Trusts	0.05%
Technology	0.37%
Transportation	0.03%
Municipal Bonds	0.08%
Non-Agency Collateralized Mortgage Obligations	0.36%
Non-Agency Commercial Mortgage-Backed Securities	1.07%
Loan Agreements	2.35%
Sovereign Bonds	0.14%
US Treasury Obligations	1.72%
Common Stocks	67.12%
Communication Services	6.41%
Consumer Discretionary	7.47%
Consumer Staples	5.32%
Energy	4.64%
Financials	9.89%
Healthcare	9.47%
Industrials	7.37%
Information Technology	14.05%
Materials	0.71%
Utilities	1.79%
Preferred Stock	0.82%
Exchange-Traded Funds	3.38%
Bullion	4.05%
Short-Term Investments	0.26%
Total Value of Securities	99.31%
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	2.81%
Amazon.com	2.31%
Alphabet Class A	2.06%
Apple	1.97%
Canadian Natural Resources	1.82%
Mastercard Class A	1.82%
ConocoPhillips	1.60%
Intuit	1.53%
Airbus	1.51%
Pinterest Class A	1.42%
6

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Balanced Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.98%
Agency Mortgage-Backed Securities	10.06%
Corporate Bonds	9.34%
Banking	2.36%
Basic Industry	0.16%
Brokerage	0.11%
Capital Goods	0.22%
Communications	1.03%
Consumer Cyclical	0.26%
Consumer Non-Cyclical	0.70%
Electric	1.02%
Energy	0.76%
Finance Companies	0.51%
Insurance	0.96%
Natural Gas	0.02%
Real Estate Investment Trusts	0.25%
Technology	0.75%
Transportation	0.23%
Non-Agency Collateralized Mortgage Obligations	0.12%
Non-Agency Commercial Mortgage-Backed Securities	2.85%
Sovereign Bonds	0.38%
US Treasury Obligations	9.41%
Common Stocks	62.44%
Communication Services	4.38%
Consumer Discretionary	5.19%
Consumer Staples	2.65%
Energy	1.86%
Financials	11.90%
Healthcare	8.03%
Industrials	4.24%
Information Technology	19.28%
Materials	3.54%
Utilities	1.37%
Exchange-Traded Funds	3.81%
Short-Term Investments	0.41%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	5.43%
UnitedHealth Group	3.25%
Amazon.com	2.56%
Apple	2.44%
Alphabet Class A	1.92%
TE Connectivity	1.81%
HCA Healthcare	1.80%
Costco Wholesale	1.74%
Airbus ADR	1.65%
Linde	1.65%
7

Security type / country and sector allocations

Delaware Ivy Natural Resources Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Closed-Ended Trust	2.16%
Common Stocks by Country	97.97%
Australia	4.67%
Brazil	3.81%
Burkina Faso	1.14%
Canada	13.92%
Hong Kong	0.00%
Netherlands	5.86%
South Africa	2.80%
United Kingdom	3.07%
United States	62.70%
Short-Term Investments	0.49%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%
Common stocks by sector	Percentage of net assets
Consumer Staples	6.91%
Energy*	39.31%
Industrials	6.63%
Materials*	40.96%
REIT Diversified	3.67%
Utilities	0.49%
Total	97.97%

*To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Energy and Materials sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Energy sector consisted of Oil & Gas, and Oil & Gas Services. As of September 30, 2023, such amounts, as a percentage of total net assets were 35.70%, and 3.61%, respectively. The Materials sector consisted of Biotechnology, Building Materials, Chemicals, Forest Products & Paper, and Mining. As of September 30, 2023, such amounts, as a percentage of total net assets were 2.02%, 1.50%, 8.62%, 1.33%, and 27.49%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Energy and Materials sector for financial reporting purposes may exceed 25%.

8

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Science and Technology Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.07%
Communication Services	17.36%
Consumer Discretionary	9.50%
Financials	0.98%
Healthcare	6.89%
Industrials	2.81%
Information Technology*	61.53%
Short-Term Investments	1.11%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

*To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electrical Components & Equipments, Electronics, Internet, Office/Business Equipment, Semiconductors, and Software. As of September 30, 2023, such amounts, as a percentage of total net assets were 8.50%, 0.53%, 1.51%, 1.22%, 2.83%, 26.58%, and 20.36%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	9.70%
Amazon.com	8.04%
NVIDIA	5.67%
Pinterest Class A	4.73%
Seagate Technology Holdings	4.63%
T-Mobile US	4.40%
Meta Platforms Class A	4.17%
Broadcom	3.90%
Apple	3.88%
ASML Holding	3.63%
9

Security type / sector allocations and top 10 equity holdings

Delaware Real Estate Securities Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.36%
Real Estate Operating/Development	1.95%
REIT Healthcare	13.06%
REIT Hotel	1.95%
REIT Industrial	12.82%
REIT Information Technology	22.00%
REIT Manufactured Housing	6.58%
REIT Multifamily	16.08%
REIT Office	2.87%
REIT Retail	16.43%
REIT Self-Storage	5.62%
Short-Term Investments	0.72%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Welltower	9.23%
Equinix	9.12%
Prologis	8.46%
Digital Realty Trust	5.88%
VICI Properties	4.73%
Realty Income	4.56%
AvalonBay Communities	4.40%
Invitation Homes	4.05%
Kite Realty Group Trust	3.87%
Public Storage	3.65%
10

Schedules of investments

Delaware Climate Solutions Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.88% t
Consumer Discretionary — 3.37%
BorgWarner	153,703	$6,204,990
		6,204,990
Consumer Staples — 6.44%
Archer-Daniels-Midland	81,569	6,151,934
Darling Ingredients †	109,481	5,714,908
		11,866,842
Energy — 15.70%
Equinor	206,650	6,783,913
Occidental Petroleum	107,003	6,942,355
Schlumberger	124,768	7,273,974
Valero Energy	55,935	7,926,549
		28,926,791
Industrials — 20.69%
AP Moller - Maersk Class B	1,634	2,949,768
Cummins	26,429	6,037,969
Kingspan Group	86,016	6,453,132
Li-Cycle Holdings †	603,501	2,142,429
Net Power †	250,545	3,783,230
NuScale Power †	283,326	1,388,297
Schneider Electric	38,353	6,365,336
Sunrun †	210,246	2,640,690
Waste Management	41,691	6,355,376
		38,116,227
Materials — 14.53%
Alcoa	169,395	4,922,619
Anglo American	215,068	5,944,773
Holcim †	71,667	4,602,159
Nutrien	107,714	6,652,417
United States Steel	143,269	4,653,377
		26,775,345
Real Estate — 3.46%
Weyerhaeuser	208,138	6,381,511
		6,381,511
Utilities — 34.69%
AES	290,864	4,421,133
Ameren	74,231	5,554,706
American Electric Power	66,934	5,034,775
CMS Energy	101,195	5,374,466
Iberdrola	516,134	5,781,508
NextEra Energy	89,041	5,101,159
Northland Power	257,506	4,193,656
Orsted 144A #	69,967	3,819,474
ReNew Energy Global Class A †	487,592	2,647,625
RWE	147,290	5,473,641
SSE	285,319	5,604,695
Terna - Rete Elettrica Nazionale	768,012	5,787,798
Xcel Energy	89,725	5,134,065
		63,928,701
Total Common Stocks (cost $196,406,300)		182,200,407
Total Value of Securities—98.88% (cost $196,406,300)		$182,200,407
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $3,819,474, which represents 2.07% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

11

Schedules of investments

Delaware Global Real Estate Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.76%Δ
Australia – 4.09%
Charter Hall Group	23,157	$141,295
Goodman Group	42,989	592,873
Lifestyle Communities	8,859	92,273
National Storage REIT	118,616	166,256
NEXTDC †	22,926	182,632
		1,175,329
Belgium – 1.02%
Aedifica	1,161	66,099
Warehouses De Pauw CVA	9,210	228,242
		294,341
Canada – 2.20%
Boardwalk Real Estate Investment Trust	3,907	192,179
Canadian Apartment Properties REIT	8,743	290,178
InterRent Real Estate Investment Trust	16,335	150,211
		632,568
China/Hong Kong – 0.22%
China Resources Land	16,000	63,747
		63,747
France – 0.81%
Gecina	1,250	127,861
Unibail-Rodamco-Westfield †	2,099	103,746
		231,607
Germany – 1.81%
LEG Immobilien †	2,519	174,014
Vonovia	14,429	347,968
		521,982
Hong Kong – 4.74%
CK Asset Holdings	27,000	142,224
Link REIT	81,498	399,635
Sun Hung Kai Properties	54,500	583,212
Wharf Real Estate Investment	62,000	239,498
		1,364,569
Japan – 10.94%
Advance Residence Investment	106	240,458
Japan Real Estate Investment	99	386,222
Mitsubishi Estate	44,350	580,194
Mitsubishi Estate Logistics REIT Investment	81	203,530
Nippon Prologis REIT	212	396,081
Nomura Real Estate Master Fund	90	100,816
Sekisui House	9,300	185,266
Sumitomo Realty & Development	18,400	478,469
Tokyu REIT	150	183,585
United Urban Investment	376	391,751
		3,146,372
Mexico – 0.80%
Corp Inmobiliaria Vesta ADR	6,968	229,038
		229,038
Singapore – 3.80%
CapitaLand Ascendas REIT	230,300	463,295
CapitaLand Ascott Trust	4,776	3,354
Mapletree Logistics Trust	339,364	417,068
Mapletree Pan Asia Commercial Trust	200,600	209,845
		1,093,562
Spain – 1.23%
Cellnex Telecom 144A #	6,893	240,273
Inmobiliaria Colonial Socimi	19,834	112,816
		353,089
Sweden – 1.32%
Castellum	11,666	118,897
Fabege	12,332	98,561
Fastighets Balder Class B †	22,685	102,363
Wihlborgs Fastigheter	8,554	59,855
		379,676
United Kingdom – 4.02%
Big Yellow Group	18,439	211,138
Derwent London	3,623	85,181
Land Securities Group	25,932	186,611
Segro	31,231	274,127
Shaftesbury Capital	67,917	95,130
UNITE Group	27,655	302,833
		1,155,020
United States – 62.76%
Agree Realty	7,473	412,809
Alexandria Real Estate Equities	5,675	568,068
American Homes 4 Rent Class A	17,035	573,909
American Tower	2,660	437,437
Americold Realty Trust	20,008	608,443
AvalonBay Communities	5,433	933,063
Digital Realty Trust	11,077	1,340,539
DigitalBridge Group	5,287	92,945
Equinix	2,503	1,817,829
Equity LifeStyle Properties	8,137	518,408
Equity Residential	9,677	568,137
Extra Space Storage	2,986	363,038
Federal Realty Investment Trust	5,156	467,288
Healthcare Realty Trust	17,338	264,751
Healthpeak Properties	21,287	390,829
Invitation Homes	25,794	817,412
Kite Realty Group Trust	32,869	704,054
Prologis	13,884	1,557,924
Public Storage	2,304	607,150
Realty Income	19,969	997,252
Rexford Industrial Realty	4,991	246,306
Ryman Hospitality Properties	2,109	175,638
Simon Property Group	2,801	302,592
Sun Communities	5,589	661,402
12

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
VICI Properties	28,659	$833,977
Welltower	19,659	1,610,465
Xenia Hotels & Resorts	15,308	180,328
		18,051,993
Total Common Stocks (cost $29,134,166)		28,692,893
Total Value of Securities–99.76% (cost $29,134,166)		$28,692,893
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $240,273, which represents 0.84% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CVA – Certified Dutch Certificate

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

13

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.29%
Fannie Mae REMICs
Series 2015-18 NS 0.691% (6.01% minus SOFR, Cap 6.12%) 4/25/45 ∑, •	3,786,307	$335,903
Series 2015-37 SB 0.191% (5.51% minus SOFR, Cap 5.62%) 6/25/45 ∑, •	7,909,287	518,308
Series 2016-48 US 0.671% (5.99% minus SOFR, Cap 6.10%) 8/25/46 ∑, •	9,115,842	553,724
Series 2017-33 AI 4.50% 5/25/47 ∑	3,375,798	501,869
Series 2019-13 IP 5.00% 3/25/49 ∑	2,444,667	493,320
Series 4740 SB 0.722% (6.04% minus SOFR, Cap 6.15%) 11/15/47 ∑, •	3,721,643	317,140
GNMA
Series 2021-162 IN 3.00% 9/20/51 ∑	15,572,010	2,164,701
Total Agency Collateralized Mortgage Obligations (cost $7,402,323)		4,884,965

Agency Mortgage-Backed Securities — 3.57%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	1,068,000	921,614
2.50% 8/1/36	999,627	880,961
3.00% 12/1/34	1,074,774	978,916
Fannie Mae S.F. 30 yr
2.00% 3/1/51	3,822,357	2,921,305
2.50% 4/1/51	1,840,529	1,465,456
2.50% 2/1/52	1,428,941	1,138,170
3.00% 4/1/47	1,903,704	1,607,043
3.00% 12/1/51	2,143,093	1,788,166
3.00% 2/1/52	402,007	334,174
3.50% 6/1/52	3,859,914	3,322,026
4.50% 1/1/50	962,000	908,724
4.50% 10/1/52	2,240,933	2,058,452
4.50% 2/1/53	1,377,731	1,265,599
5.00% 9/1/52	1,912,955	1,806,437
5.50% 8/1/52	2,183,028	2,110,476
5.50% 3/1/53	1,308,297	1,264,816
5.50% 7/1/53	1,286,885	1,244,117
6.00% 6/1/53	2,323,499	2,293,798
6.00% 7/1/53	508,674	507,657
Freddie Mac S.F. 20 yr
2.50% 2/1/42	1,082,384	891,243
3.00% 3/1/37	882,912	787,680
Freddie Mac S.F. 30 yr
2.50% 1/1/52	4,810,358	3,839,479
3.00% 12/1/46	1,872,868	1,581,091
3.00% 1/1/52	907,988	752,257
3.50% 6/1/47	2,398,074	2,099,747
3.50% 4/1/52	2,341,072	2,020,765
4.00% 8/1/52	2,567,074	2,292,886
4.00% 9/1/52	2,000,791	1,785,672
4.50% 9/1/52	4,924,047	4,530,553
4.50% 10/1/52	883,340	811,386
5.00% 7/1/52	1,810,860	1,710,308
5.50% 9/1/52	484,511	470,499
5.50% 2/1/53	3,362,086	3,258,988
5.50% 9/1/53	871,574	844,657
GNMA II S.F. 30 yr
3.00% 12/20/51	642,761	545,713
5.00% 9/20/52	2,240,216	2,125,826
5.50% 5/20/53	1,210,098	1,174,870
Total Agency Mortgage-Backed Securities (cost $64,470,318)		60,341,527

Convertible Bond — 0.23%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	2,063,385	3,905,389
Total Convertible Bond (cost $2,001,232)		3,905,389

Corporate Bonds — 13.87%
Banking — 1.37%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, µ	1,562,000	1,435,540
Banco Santander 5.588% 8/8/28	600,000	587,249
Bank of America
2.482% 9/21/36 µ	580,000	422,444
2.972% 2/4/33 µ	555,000	437,857
5.819% 9/15/29 µ	235,000	232,213
5.872% 9/15/34 µ	255,000	248,294
6.204% 11/10/28 µ	470,000	472,298
Barclays
6.224% 5/9/34 µ	510,000	483,470
7.385% 11/2/28 µ	305,000	313,065
Citigroup
5.61% 9/29/26 µ	540,000	534,623
6.174% 5/25/34 µ	293,000	280,199
14

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Bank 6.064% 10/24/25 µ	840,000	$810,814
Credit Agricole 144A 5.514% 7/5/33 #	915,000	881,695
Credit Suisse 7.95% 1/9/25	250,000	254,515
Deutsche Bank
3.729% 1/14/32 µ	301,000	224,228
3.742% 1/7/33 µ	200,000	143,636
6.72% 1/18/29 µ	739,000	735,005
7.146% 7/13/27 µ	355,000	357,537
Fifth Third Bancorp 6.361% 10/27/28 µ	1,099,000	1,089,855
Fifth Third Bank 5.852% 10/27/25 µ	625,000	615,083
Goldman Sachs Group
1.542% 9/10/27 µ	1,235,000	1,081,761
3.102% 2/24/33 µ	405,000	324,012
HSBC Holdings 5.887% 8/14/27 µ	220,000	217,403
Huntington Bancshares 6.208% 8/21/29 µ	545,000	533,450
Huntington National Bank
4.552% 5/17/28 µ	1,946,000	1,820,836
5.65% 1/10/30	330,000	311,216
ING Groep 6.083% 9/11/27 µ	260,000	258,979
JPMorgan Chase & Co.
1.764% 11/19/31 µ	705,000	530,681
1.953% 2/4/32 µ	410,000	311,135
5.35% 6/1/34 µ	405,000	384,289
KeyBank
5.00% 1/26/33	1,405,000	1,183,786
5.85% 11/15/27	205,000	195,074
KeyCorp 4.789% 6/1/33 µ	238,000	198,527
Morgan Stanley
2.484% 9/16/36 µ	730,000	530,800
5.164% 4/20/29 µ	780,000	750,728
5.25% 4/21/34 µ	81,000	75,258
5.424% 7/21/34 µ	610,000	575,671
6.138% 10/16/26 µ	340,000	340,416
6.296% 10/18/28 µ	575,000	579,618
6.342% 10/18/33 µ	280,000	281,745
PNC Financial Services Group 5.671% 10/28/25 µ	495,000	491,345
Popular 7.25% 3/13/28	320,000	319,403
SVB Financial Group
4.57% 4/29/33 µ, ‡	390,000	246,677
Truist Financial 6.123% 10/28/33 µ	298,000	286,797
US Bancorp
4.653% 2/1/29 µ	411,000	384,779
4.839% 2/1/34 µ	300,000	264,334
5.727% 10/21/26 µ	120,000	119,032
		23,157,372
Basic Industry — 0.09%
BHP Billiton Finance USA
5.25% 9/8/30	495,000	483,804
Sherwin-Williams 2.90% 3/15/52	1,650,000	956,081
		1,439,885
Brokerage — 0.11%
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,669,990
5.875% 7/21/28	200,000	195,848
		1,865,838
Communication Services — 2.75%
Altice France Holding 144A
10.50% 5/15/27 #	6,387,000	3,992,298
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	6,576,945
Connect Finco 144A 6.75% 10/1/26 #	7,000,000	6,537,634
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	1,859,675
144A 6.50% 10/1/28 #	2,500,000	1,959,375
Directv Financing 144A 5.875% 8/15/27 #	7,420,000	6,570,038
Frontier Communications Holdings
5.875% 11/1/29	7,927,781	5,798,793
144A 6.00% 1/15/30 #	461,000	337,808
Gray Escrow II 144A 5.375% 11/15/31 #	4,780,000	3,134,376
Gray Television 144A 4.75% 10/15/30 #	4,830,000	3,205,796
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	6,538,434
		46,511,172
Communications — 0.36%
AT&T 3.50% 9/15/53	3,130,000	1,935,585
Cellnex Finance 144A 3.875% 7/7/41 #	355,000	246,278
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,001,558
Comcast
4.55% 1/15/29	295,000	283,372
4.80% 5/15/33	240,000	225,252
15

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle
1.05% 7/15/26	560,000	$491,741
2.10% 4/1/31	1,525,000	1,164,611
Discovery Communications
4.00% 9/15/55	400,000	240,296
T-Mobile USA 5.75% 1/15/34	230,000	224,456
Verizon Communications 2.875% 11/20/50	375,000	216,970
		6,030,119
Consumer Cyclical — 0.19%
Amazon.com 2.50% 6/3/50	1,322,000	775,321
Aptiv 3.10% 12/1/51	1,435,000	821,500
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	225,000	213,400
144A 5.10% 8/3/28 #	535,000	524,342
VICI Properties 4.95% 2/15/30	945,000	865,873
		3,200,436
Consumer Discretionary — 2.10%
Bath & Body Works 6.875% 11/1/35	7,245,000	6,478,720
Carnival 144A 7.625% 3/1/26 #	7,735,000	7,529,783
Ford Motor 6.10% 8/19/32	7,000,000	6,600,599
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,579,571
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,565,000	6,943,435
Staples 144A 7.50% 4/15/26 #	7,809,000	6,433,938
		35,566,046
Consumer Non-Cyclical — 0.45%
Amgen
5.15% 3/2/28	285,000	280,400
5.25% 3/2/33	2,043,000	1,953,928
CVS Health
2.70% 8/21/40	1,565,000	987,752
5.25% 1/30/31	220,000	211,496
Gilead Sciences 5.55% 10/15/53	360,000	346,385
HCA
3.50% 7/15/51	329,000	205,734
5.20% 6/1/28	170,000	164,387
JBS USA Lux 3.625% 1/15/32	2,000,000	1,594,141
JBS USA LUX 3.00% 2/2/29	558,000	468,702
Pfizer Investment Enterprises
4.75% 5/19/33	545,000	515,395
5.11% 5/19/43	380,000	349,199
5.30% 5/19/53	315,000	292,916
Zoetis 5.40% 11/14/25	165,000	164,337
		7,534,772
Electric — 0.42%
AEP Texas 5.40% 6/1/33	185,000	176,737
Appalachian Power 4.50% 8/1/32	1,375,000	1,231,844
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	996,504
Duke Energy Carolinas 4.95% 1/15/33	385,000	366,185
Exelon 5.30% 3/15/33	245,000	233,871
National Rural Utilities Cooperative Finance 5.80% 1/15/33	80,000	79,972
NextEra Energy Capital Holdings
3.00% 1/15/52	425,000	251,433
5.749% 9/1/25	170,000	169,578
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,141,805
144A 2.45% 12/2/27 #	390,000	330,928
Vistra Operations 144A 6.95% 10/15/33 #	175,000	171,848
		7,150,705
Energy — 3.23%
BP Capital Markets America
2.721% 1/12/32	530,000	430,379
2.939% 6/4/51	1,255,000	767,596
Cheniere Energy Partners 4.50% 10/1/29	570,000	516,758
Diamondback Energy
3.125% 3/24/31	195,000	162,565
4.25% 3/15/52	510,000	362,722
Energy Transfer
6.75% 5/15/25 µ, ψ	5,879,000	5,455,151
7.125% 5/15/30 µ, ψ	15,000,000	12,970,065
9.654% 10/16/23 µ, ψ	5,000,000	4,680,147
Enterprise Products Operating 3.30% 2/15/53	1,555,000	1,013,294
16

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 5.35% 1/31/33	105,000	$102,737
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,291,238
144A 6.25% 4/15/32 #	3,487,000	3,104,197
Kinder Morgan 5.20% 6/1/33	380,000	351,708
Occidental Petroleum 6.125% 1/1/31	516,000	509,101
ONEOK
5.65% 11/1/28	165,000	162,924
5.80% 11/1/30	225,000	220,399
6.05% 9/1/33	395,000	388,293
6.625% 9/1/53	380,000	372,548
Targa Resources Partners 5.00% 1/15/28	1,935,000	1,842,294
Vital Energy
9.50% 1/15/25	8,259,000	8,333,983
10.125% 1/15/28	9,436,000	9,628,361
		54,666,460
Finance Companies — 0.16%
Air Lease 2.875% 1/15/32	1,810,000	1,412,027
Aviation Capital Group
144A 3.50% 11/1/27 #	1,265,000	1,118,063
144A 6.25% 4/15/28 #	148,000	144,869
		2,674,959
Government Agency — 0.11%
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	1,928,669
		1,928,669
Healthcare — 0.01%
Humana 5.75% 3/1/28	85,000	85,350
		85,350
Industrials — 0.59%
AerCap Holdings 5.875% 10/10/79 µ	10,000,000	9,739,327
Wesco Aircraft Holdings
144A 8.50%
11/15/24 #, ‡	6,543,000	261,720
		10,001,047
Information Technology — 0.47%
NCR
144A 5.00% 10/1/28 #	1,000,000	896,027
144A 5.125% 4/15/29 #	7,705,000	6,796,532
Workday
3.50% 4/1/27	55,000	51,340
3.70% 4/1/29	110,000	99,832
Workday
3.80% 4/1/32	110,000	94,354
		7,938,085
Insurance — 0.61%
AIA Group
144A 3.20% 9/16/40 #	1,432,000	965,347
144A 3.375% 4/7/30 #	1,960,000	1,717,195
American International
Group 5.125% 3/27/33	815,000	759,039
Aon 5.00% 9/12/32	1,605,000	1,506,077
Athene Holding
3.45% 5/15/52	985,000	586,810
3.95% 5/25/51	440,000	289,193
Berkshire Hathaway
Finance 3.85% 3/15/52	695,000	518,867
Marsh & McLennan 5.70% 9/15/53	975,000	943,125
UnitedHealth Group
4.20% 5/15/32	624,000	569,739
4.50% 4/15/33	2,106,000	1,949,678
5.05% 4/15/53	513,000	459,394
		10,264,464
Materials — 0.39%
First Quantum Minerals
144A 6.875% 3/1/26 #	3,000,000	2,915,627
144A 6.875% 10/15/27 #	3,750,000	3,602,652
		6,518,279
Natural Gas — 0.01%
Atmos Energy 2.85% 2/15/52	385,000	231,214
		231,214
Real Estate Investment Trusts — 0.05%
American Homes 4 Rent 3.625% 4/15/32	220,000	182,191
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,000,000	748,067
		930,258
Technology — 0.37%
Apple
2.40% 8/20/50	3,122,000	1,843,400
4.30% 5/10/33	320,000	302,263
CDW 3.276% 12/1/28	1,035,000	893,906
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	346,467
Oracle
3.60% 4/1/50	665,000	430,543
4.65% 5/6/30	170,000	159,069
17

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	$2,254,280
		6,229,928
Transportation — 0.03%
Burlington Northern Santa Fe 2.875% 6/15/52	330,000	203,485
ERAC USA Finance 144A 4.90% 5/1/33 #	255,000	240,323
		443,808
Total Corporate Bonds (cost $254,316,107)		234,368,866

Municipal Bonds — 0.08%
Commonwealth of Puerto Rico (Restructured)
Series A-1 3.045% 7/1/24 •, ^	30,657	29,621
Series A-1 4.00% 7/1/35	137,232	119,585
Series A-1 4.00% 7/1/37	145,770	122,734
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,364,142	1,104,955
Total Municipal Bonds (cost $1,608,160)		1,376,895

Non-Agency Collateralized Mortgage Obligations — 0.36%
COLT Mortgage Loan Trust
Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,031,053
CSMC Trust
Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,040,829
Verus Securitization Trust
Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	971,348
Total Non-Agency Collateralized Mortgage Obligations (cost $8,273,743)		6,043,230

Non-Agency Commercial Mortgage-Backed Securities — 1.07%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,780,004
Series 2022-BNK41 A4 3.916% 4/15/65 •	2,000,000	1,717,090
BBCMS Mortgage Trust
Series 2020-C7 A5 2.037% 4/15/53	1,250,000	989,535
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,811,586
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,489,527
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,748,838
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,045,958
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,571,930
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,696,003
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,258,305
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,133,407)		18,108,776

Loan Agreements — 2.35%
Advantage Sales & Marketing Tranche B-1 9.943% - 10.038% (SOFR03M + 4.76%) 10/28/27 •	3,010,058	2,906,963
Jones DesLauriers Insurance Management 1st Lien 9.615% (SOFR03M + 4.25%) 3/15/30 •	12,000,000	12,075,060
MLN US HoldCo 1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	7,567,274	2,175,591
PetSmart 9.166% (SOFR01M + 3.85%) 2/11/28 •	6,762,707	6,753,550
White Cap Buyer 9.066% (SOFR01M + 3.75%) 10/19/27 •	15,827,918	15,818,928
Total Loan Agreements (cost $43,921,772)		39,730,092
18

	Principal amount°		Value (US $)
Sovereign Bonds — 0.14%Δ
United Kingdom — 0.14%
United Kingdom Gilt 4.50% 6/7/28	GBP	1,930,000	$2,355,928
			2,355,928
Total Sovereign Bonds (cost $2,379,408)			2,355,928

US Treasury Obligations — 1.72%
US Treasury Bonds
2.75% 8/15/47		540,000	377,103
3.625% 5/15/53		200,000	165,641
US Treasury Floating Rate Note
5.528% (USBMMY3M + 0.13%) 7/31/25 •		10,985,000	10,976,100
US Treasury Floating Rate Notes
5.572% (USBMMY3M + 0.17%) 4/30/25 •		9,675,000	9,679,867
US Treasury Notes
3.375% 5/15/33		2,515,000	2,281,184
3.875% 6/30/30		2,245,000	2,131,172
3.875% 7/31/30		1,240,000	1,194,663
3.875% 8/15/33		505,000	477,225
4.00% 6/30/28		900,000	876,076
4.125% 8/31/30		320,000	310,650
4.125% 11/15/32		250,000	241,152
4.50% 9/30/28		310,000	310,218
Total US Treasury Obligations (cost $29,426,609)			29,021,051

	Number of shares
Common Stocks — 67.12%
Communication Services — 6.41%
Alphabet Class A †		265,679	34,766,754
Deutsche Telekom		1,009,314	21,201,088
Netflix †		30,391	11,475,641
New Cotai =, †		1,819,823	1,377,759
Pinterest Class A †		887,158	23,979,881
Tencent Holdings		399,900	15,636,593
			108,437,716
Consumer Discretionary — 7.47%
Amazon.com †		307,698	39,114,570
Aptiv †		181,568	17,900,789
Darden Restaurants		120,993	17,328,618
Ferrari		60,714	17,953,909
H World Group ADR †		361,528	14,255,049
LVMH Moet Hennessy Louis Vuitton		23,671	17,928,744
Media Group Holdings Series H <<, =		640,301	0
Media Group Holdings Series T <<, =		80,253	0
Studio City International Holdings ADR †		352,311	1,772,124
			126,253,803
Consumer Staples — 5.32%
Asahi Group Holdings		384,500	14,382,729
Casey’s General Stores		49,511	13,443,227
China Mengniu Dairy †		5,611,687	18,810,845
Procter & Gamble		152,220	22,202,809
Reckitt Benckiser Group		298,465	21,099,265
			89,938,875
Energy — 4.64%
Canadian Natural
Resources		475,952	30,779,816
ConocoPhillips		225,966	27,070,727
Shell		325,496	10,497,705
TotalEnergies		153,072	10,083,962
			78,432,210
Financials — 9.89%
Banco do Brasil		1,269,296	11,931,491
BNP Paribas		324,937	20,760,101
ICICI Bank		1,171,803	13,432,352
Intercontinental Exchange		124,079	13,651,171
Mastercard Class A		77,627	30,733,305
Mitsubishi UFJ Financial Group		2,557,300	21,707,274
Morgan Stanley		187,852	15,341,873
ORIX		664,103	12,411,936
Prudential		1,254,863	13,608,047
State Bank of India		1,875,401	13,517,634
			167,095,184
Healthcare — 9.47%
Abbott Laboratories		113,302	10,973,299
AstraZeneca		142,783	19,340,743
Biogen †		44,002	11,308,954
Danaher		58,232	14,447,359
Eli Lilly & Co.		41,563	22,324,734
Genmab †		56,709	20,161,199
Thermo Fisher Scientific		27,810	14,076,588
UnitedHealth Group		47,502	23,950,033
Vertex Pharmaceuticals †		67,500	23,472,450
			160,055,359
Industrials — 7.37%
Airbus		190,524	25,577,772
19

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Canadian Pacific Kansas City	223,697	$16,627,609
Howmet Aerospace	383,750	17,748,438
Ingersoll Rand	286,888	18,280,503
ITOCHU	376,800	13,630,760
Thales	122,800	17,280,413
Vinci	138,550	15,383,538
		124,529,033
Information Technology — 14.05%
Apple	194,313	33,268,329
Intuit	50,688	25,898,527
KLA	35,342	16,209,962
Microchip Technology	208,304	16,258,127
Microsoft	150,612	47,555,739
NVIDIA	46,243	20,115,242
Salesforce †	93,637	18,987,711
Seagate Technology Holdings	312,352	20,599,614
Taiwan Semiconductor Manufacturing	1,238,550	20,196,099
VeriSign †	91,027	18,435,698
		237,525,048
Materials — 0.71%
Mondi	721,161	12,076,470
		12,076,470
Utilities — 1.79%
NTPC	5,736,886	16,963,766
RWE	355,800	13,222,360
		30,186,126
Total Common Stocks (cost $1,536,588,754)		1,134,529,824

Preferred Stock — 0.82%
Petroleo Brasileiro 11.20% ω	2,026,983	13,904,243
Total Preferred Stock (cost $12,309,440)		13,904,243

Exchange-Traded Funds — 3.38%
iShares 0-5 Year High Yield Corporate Bond ETF	696,000	28,556,880
Vanguard Russell 2000 ETF	399,772	28,559,712
Total Exchange-Traded Funds (cost $59,316,312)		57,116,592

	Troy Ounces	Value (US $)
Bullion — 4.05%
Gold	37,041	$68,457,489
Total Bullion (cost $43,311,953)		68,457,489

	Number of shares
Short-Term Investments — 0.26%
Money Market Mutual Funds — 0.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,094,872	1,094,872
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,094,872	1,094,872
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,094,872	1,094,872
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,094,872	1,094,872
Total Short-Term Investments (cost $4,379,488)		4,379,488
Total Value of Securities—99.31% (cost $2,089,839,026)		$1,678,524,355
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
20

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $107,858,709, which represents 6.38% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

The following forward foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	GBP	(2,000,000)	USD	2,460,520	11/17/23	$19,625

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
302	US Treasury 5 yr Notes	$31,818,533	$32,124,989	12/29/23	$—	$(306,456)	$47,187
	US Treasury 10 yr
35	Notes	3,782,188	3,852,276	12/19/23	—	(70,088)	7,109
	US Treasury 10 yr Ultra
(36)	Notes	(4,016,250)	(4,131,753)	12/19/23	115,503	—	(8,437)
Total Futures Contracts			$31,845,512		$115,503	$(376,544)	$45,859

The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
21

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

Summary of abbreviations:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

GNMA – Government National Mortgage Association

GS – Goldman Sachs

JPMCB – JPMorgan Chase Bank

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

Summary of currencies:

GBP – British Pound Sterling

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

22

Delaware Ivy Balanced Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.98%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,425,334	$3,252,671
Series 2016-71 NB 3.00% 10/25/46	4,632,244	4,063,047
Freddie Mac REMICs
Series 4616 HW 3.00% 6/15/45	2,765,821	2,512,581
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.365% (SOFR + 2.05%) 12/25/33 #, •	4,518,000	4,388,108
Total Agency Collateralized Mortgage Obligations (cost $15,546,440)		14,216,407

Agency Mortgage-Backed Securities — 10.06%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,491,000	2,149,570
2.50% 8/1/36	2,494,156	2,198,074
Fannie Mae S.F. 20 yr
2.00% 5/1/41	2,185,055	1,760,197
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,993,200	1,523,339
2.50% 8/1/50	1,812,719	1,463,456
2.50% 1/1/52	4,237,778	3,369,439
2.50% 4/1/52	1,308,665	1,044,268
3.00% 12/1/51	3,428,260	2,860,491
3.50% 1/1/48	644,280	565,320
3.50% 7/1/50	3,801,980	3,343,708
3.50% 8/1/50	561,655	491,723
3.50% 8/1/51	4,199,643	3,623,998
3.50% 6/1/52	5,132,422	4,472,253
4.00% 6/1/52	2,934,857	2,615,425
4.50% 5/1/49	1,749,129	1,628,641
4.50% 1/1/50	2,054,061	1,940,410
4.50% 10/1/52	5,366,570	4,929,566
4.50% 2/1/53	8,289,751	7,615,060
5.00% 6/1/52	2,973,517	2,808,410
5.00% 9/1/52	6,255,556	5,907,233
5.50% 10/1/52	8,635,123	8,378,185
5.50% 11/1/52	1,791,186	1,737,237
5.50% 3/1/53	5,069,178	4,900,708
6.00% 6/1/53	2,512,743	2,480,623
6.50% 10/1/28	7,875	7,947
6.50% 2/1/29	1,169	1,176
6.50% 2/1/32	10,243	10,540
6.50% 9/1/32	9,172	9,286
7.00% 11/1/31	12,078	12,089
Fannie Mae S.F. 30 yr
7.00% 2/1/32	9,579	9,642
7.00% 3/1/32	4,576	4,699
7.00% 7/1/32	6,165	6,208
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,889,774	6,370,978
2.50% 2/1/42	3,292,038	2,710,687
3.00% 3/1/37	2,130,166	1,900,403
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,956,938	1,490,410
2.50% 12/1/51	1,698,736	1,362,462
2.50% 1/1/52	10,992,945	8,787,600
3.00% 8/1/51	334,159	278,152
3.00% 1/1/52	18,862,744	15,627,557
3.50% 6/1/47	3,429,451	3,002,818
3.50% 4/1/52	3,072,343	2,656,154
4.00% 8/1/52	6,594,839	5,890,448
4.00% 9/1/52	2,406,708	2,144,285
4.50% 9/1/52	3,654,001	3,358,185
4.50% 10/1/52	3,159,350	2,902,000
5.00% 7/1/52	2,562,860	2,420,551
5.50% 9/1/52	2,014,827	1,954,057
5.50% 11/1/52	967,334	938,226
5.50% 2/1/53	1,904,862	1,846,449
5.50% 3/1/53	2,059,157	1,999,578
5.50% 9/1/53	2,040,636	1,977,615
6.50% 12/1/31	12,631	12,719
6.50% 1/1/32	9,189	9,410
GNMA I S.F. 30 yr 6.50% 8/15/28	5,020	5,053
GNMA II S.F. 30 yr
3.00% 12/20/51	1,629,124	1,383,149
5.00% 9/20/52	1,563,906	1,484,050
Total Agency Mortgage-Backed Securities (cost $160,683,025)		146,381,917

Corporate Bonds — 9.34%
Banking — 2.36%
Banco Santander 5.588% 8/8/28	600,000	587,249
Bank of America
2.482% 9/21/36 µ	1,370,000	997,842
2.972% 2/4/33 µ	750,000	591,699
5.819% 9/15/29 µ	275,000	271,739
5.872% 9/15/34 µ	300,000	292,111
6.204% 11/10/28 µ	2,555,000	2,567,490
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	1,475,000	1,423,464
23

Schedules of investments

Delaware Ivy Balanced Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Barclays
6.224% 5/9/34 µ	615,000	$583,008
7.385% 11/2/28 µ	443,000	454,715
Citigroup
5.61% 9/29/26 µ	335,000	331,664
6.174% 5/25/34 µ	353,000	337,577
Citizens Bank 6.064% 10/24/25 µ	2,585,000	2,495,184
Credit Agricole
144A 5.301% 7/12/28 #	435,000	426,767
144A 5.514% 7/5/33 #	1,105,000	1,064,779
Credit Suisse 7.95% 1/9/25	2,020,000	2,056,483
Deutsche Bank
3.729% 1/14/32 µ	718,000	534,869
3.742% 1/7/33 µ	351,000	252,082
6.72% 1/18/29 µ	1,483,000	1,474,982
7.146% 7/13/27 µ	420,000	423,002
Fifth Third Bancorp 6.361% 10/27/28 µ	170,000	168,585
Fifth Third Bank 5.852% 10/27/25 µ	1,430,000	1,407,310
Goldman Sachs Group
1.542% 9/10/27 µ	205,000	179,564
3.102% 2/24/33 µ	485,000	388,015
HSBC Holdings 5.887% 8/14/27 µ	265,000	261,871
Huntington Bancshares 6.208% 8/21/29 µ	645,000	631,331
Huntington National Bank
4.552% 5/17/28 µ	250,000	233,920
5.65% 1/10/30	430,000	405,524
ING Groep 6.083% 9/11/27 µ	305,000	303,802
JPMorgan Chase & Co.
1.953% 2/4/32 µ	605,000	459,113
5.00% 8/1/24 µ, ψ	2,476,000	2,394,774
5.35% 6/1/34 µ	410,000	389,033
KeyBank
5.00% 1/26/33	500,000	421,276
5.85% 11/15/27	479,000	455,807
KeyCorp 4.789% 6/1/33 µ	143,000	119,283
Morgan Stanley
2.484% 9/16/36 µ	790,000	574,428
5.25% 4/21/34 µ	193,000	179,318
5.424% 7/21/34 µ	730,000	688,918
6.138% 10/16/26 µ	1,085,000	1,086,327
6.296% 10/18/28 µ	728,000	733,847
6.342% 10/18/33 µ	365,000	367,274
PNC Financial Services Group 5.671% 10/28/25 µ	1,720,000	1,707,300
Popular 7.25% 3/13/28	375,000	374,301
SVB Financial Group 4.57% 4/29/33 ‡	1,413,000	893,731
Truist Financial 6.123% 10/28/33 µ	386,000	371,489
US Bancorp
3.10% 4/27/26	1,320,000	1,227,207
4.653% 2/1/29 µ	508,000	475,591
4.839% 2/1/34 µ	365,000	321,607
		34,387,252
Basic Industry — 0.16%
BHP Billiton Finance USA 5.25% 9/8/30	580,000	566,882
Celanese US Holdings 6.05% 3/15/25	545,000	543,182
Sherwin-Williams 3.30% 5/15/50	1,775,000	1,131,672
		2,241,736
Brokerage — 0.11%
Jefferies Financial Group 5.875% 7/21/28	1,557,000	1,524,675
		1,524,675
Capital Goods — 0.22%
Standard Industries 144A 4.375% 7/15/30 #	883,000	732,223
Waste Management 3.15% 11/15/27	2,660,000	2,450,551
		3,182,774
Communications — 1.03%
AT&T 3.50% 9/15/53	2,550,000	1,576,915
CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	1,275,577
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,474,360
Comcast
3.45% 2/1/50	4,325,000	2,927,195
4.80% 5/15/33	300,000	281,565
Crown Castle
1.05% 7/15/26	735,000	645,410
2.10% 4/1/31	1,965,000	1,500,630
Frontier Communications Holdings 144A 5.00% 5/1/28 #	475,000	406,157
T-Mobile USA
3.875% 4/15/30	4,425,000	3,922,094
5.75% 1/15/34	270,000	263,492
24

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications 2.875% 11/20/50	480,000	$277,722
Warnermedia Holdings 5.141% 3/15/52	635,000	472,209
		15,023,326
Consumer Cyclical — 0.26%
Amazon.com 2.50% 6/3/50	750,000	439,857
Carnival 144A 4.00% 8/1/28 #	455,000	394,893
Ford Motor Credit 6.95% 6/10/26	200,000	199,972
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	265,000	251,338
144A 5.10% 8/3/28 #	640,000	627,250
VICI Properties 4.95% 2/15/30	2,075,000	1,901,255
		3,814,565
Consumer Non-Cyclical — 0.70%
Amgen
5.15% 3/2/28	1,930,000	1,898,853
5.25% 3/2/30	320,000	312,762
5.25% 3/2/33	2,408,000	2,303,014
Gilead Sciences 5.55% 10/15/53	420,000	404,116
HCA
3.50% 7/15/51	400,000	250,133
5.20% 6/1/28	209,000	202,099
JBS USA LUX 3.00% 2/2/29	793,000	666,094
Merck & Co. 2.75% 12/10/51	3,750,000	2,267,894
Pfizer Investment Enterprises
4.75% 5/19/33	665,000	628,876
5.11% 5/19/43	460,000	422,715
5.30% 5/19/53	385,000	358,008
Royalty Pharma 3.55% 9/2/50	444,000	271,785
Zoetis 5.40% 11/14/25	215,000	214,136
		10,200,485
Electric — 1.02%
AEP Texas 5.40% 6/1/33	220,000	209,997
Ameren Illinois 3.25% 3/15/50	2,000,000	1,317,977
Appalachian Power 4.50% 8/1/32	1,775,000	1,590,199
Berkshire Hathaway Energy 4.60% 5/1/53	3,000,000	2,347,011
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,689,722
Duke Energy Carolinas 4.95% 1/15/33	1,345,000	1,279,270
Entergy
2.80% 6/15/30	1,765,000	1,465,899
3.75% 6/15/50	700,000	464,748
Florida Power & Light 3.15% 10/1/49	2,575,000	1,681,849
National Rural Utilities Cooperative Finance 5.80% 1/15/33	95,000	94,967
NextEra Energy Capital Holdings
3.00% 1/15/52	635,000	375,670
5.749% 9/1/25	200,000	199,504
Oglethorpe Power 5.05% 10/1/48	1,584,000	1,299,540
Southern California Edison 4.125% 3/1/48	897,000	665,742
Vistra Operations 144A 6.95% 10/15/33 #	205,000	201,308
		14,883,403
Energy — 0.76%
BP Capital Markets America
2.721% 1/12/32	760,000	617,148
4.812% 2/13/33	305,000	285,641
Cheniere Energy Partners 4.50% 10/1/29	680,000	616,483
Diamondback Energy 4.25% 3/15/52	731,000	519,902
Energy Transfer
6.25% 4/15/49	860,000	790,415
6.50% 11/15/26 µ, ψ	950,000	875,283
Enterprise Products Operating
3.30% 2/15/53	1,195,000	778,705
5.35% 1/31/33	1,975,000	1,932,434
Kinder Morgan 5.20% 6/1/33	460,000	425,751
Occidental Petroleum 6.125% 1/1/31	620,000	611,711
ONEOK
5.65% 11/1/28	195,000	192,546
5.80% 11/1/30	265,000	259,581
6.05% 9/1/33	470,000	462,019
6.625% 9/1/53	450,000	441,176
25

Schedules of investments

Delaware Ivy Balanced Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners 5.00% 1/15/28	2,335,000	$2,223,130
		11,031,925
Finance Companies — 0.51%
AerCap Ireland Capital DAC
3.40% 10/29/33	250,000	193,508
6.50% 7/15/25	2,605,000	2,608,871
Air Lease 2.875% 1/15/32	1,560,000	1,216,996
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,829,116
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,445,086
144A 6.25% 4/15/28 #	182,000	178,149
		7,471,726
Insurance — 0.96%
American International Group 5.125% 3/27/33	1,000,000	931,335
Aon 5.00% 9/12/32	2,080,000	1,951,801
Athene Holding
3.45% 5/15/52	1,275,000	759,577
3.95% 5/25/51	565,000	371,350
Berkshire Hathaway Finance 3.85% 3/15/52	2,885,000	2,153,858
Marsh & McLennan 5.70% 9/15/53	610,000	590,058
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,554,660
UnitedHealth Group
4.20% 5/15/32	768,000	701,217
4.50% 4/15/33	2,594,000	2,401,456
5.05% 4/15/53	631,000	565,063
		13,980,375
Natural Gas — 0.02%
Atmos Energy 2.85% 2/15/52	495,000	297,275
		297,275
Real Estate Investment Trusts — 0.25%
American Homes 4 Rent 3.625% 4/15/32	310,000	256,724
Extra Space Storage 2.35% 3/15/32	4,400,000	3,329,495
		3,586,219
Technology — 0.75%
Apple
4.30% 5/10/33	390,000	368,383
4.85% 5/10/53	430,000	394,223
Autodesk
2.40% 12/15/31	605,000	477,249
2.85% 1/15/30	2,305,000	1,955,290
CDW 3.276% 12/1/28	325,000	280,695
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,137,434
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	481,454
Oracle
3.60% 4/1/50	1,426,000	923,240
4.65% 5/6/30	205,000	191,818
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,752,578
		10,962,364
Transportation — 0.23%
Burlington Northern Santa Fe 2.875% 6/15/52	455,000	280,563
Delta Air Lines 144A 7.00% 5/1/25 #	2,480,000	2,507,784
ERAC USA Finance
144A 4.90% 5/1/33 #	310,000	292,157
144A 5.40% 5/1/53 #	195,000	180,348
		3,260,852
Total Corporate Bonds (cost $153,753,590)		135,848,952

Non-Agency Collateralized Mortgage Obligations — 0.12%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 7.215% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,717,188
Total Non-Agency Collateralized Mortgage Obligations (cost $1,709,381)		1,717,188

Non-Agency Commercial Mortgage-Backed Securities — 2.85%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	5,669,303
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	7,884,158
Series 2022-BNK39 B 3.348% 2/15/55 •	588,000	420,943
Series 2022-BNK39 C 3.379% 2/15/55 •	432,000	279,136
Series 2022-BNK40 A4 3.507% 3/15/64 •	8,150,000	6,798,817
Series 2022-BNK40 B 3.507% 3/15/64 •	1,000,000	733,108
26

	Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •		9,000,000	$6,927,732
Series 2022-B32 B 3.202% 1/15/55 •		975,000	671,675
Series 2022-B32 C 3.572% 1/15/55 •		1,196,000	776,684
Series 2022-B33 A5 3.458% 3/15/55		8,100,000	6,829,064
Series 2022-B33 B 3.735% 3/15/55 •		500,000	361,197
Series 2022-B33 C 3.735% 3/15/55 •		500,000	329,124
BMO Mortgage Trust
Series 2022-C1 A5 3.374% 2/15/55 •		4,500,000	3,748,419
Total Non-Agency Commercial Mortgage- Backed Securities (cost $52,944,745)			41,429,360

Sovereign Bonds — 0.38%Δ
United Kingdom — 0.38%
United Kingdom Gilt 4.50% 6/7/28	GBP	4,500,000	5,493,096
Total Sovereign Bonds (cost $5,547,842)			5,493,096

US Treasury Obligations — 9.41%
US Treasury Bonds
1.75% 8/15/41		8,370,000	5,215,883
3.625% 2/15/53		6,350,000	5,253,137
3.625% 5/15/53		2,915,000	2,414,212
3.875% 2/15/43		15,250,000	13,274,649
4.125% 8/15/53		635,000	576,560
4.375% 2/15/38		1,770,000	1,716,554
US Treasury Notes
2.75% 11/15/23		12,583,000	12,541,802
3.375% 5/15/33		19,585,000	17,764,208
3.50% 1/31/30		8,110,000	7,602,808
3.875% 6/30/30		12,475,000	11,842,479
3.875% 7/31/30		6,040,000	5,819,162
3.875% 8/15/33		6,395,000	6,043,275
4.00% 6/30/28		11,310,000	11,009,358
4.125% 6/15/26		14,160,000	13,898,925
4.125% 8/31/30		385,000	373,751
4.375% 8/31/28		13,930,000	13,792,877
4.50% 9/30/28		7,765,000	7,770,460
Total US Treasury Obligations (cost $145,251,062)			136,910,100

Common Stocks — 62.44%
Communication Services — 4.38%
Alphabet Class A †		213,035	$27,877,760
Alphabet Class C †		143,219	18,883,425
Take-Two Interactive Software †		120,740	16,950,689
			63,711,874
Consumer Discretionary — 5.19%
Amazon.com †		292,924	37,236,499
Aptiv †		200,084	19,726,281
AutoZone †		7,307	18,559,707
			75,522,487
Consumer Staples — 2.65%
Costco Wholesale		44,897	25,365,009
Procter & Gamble		90,453	13,193,475
			38,558,484
Energy — 1.86%
ConocoPhillips		147,012	17,612,038
Schlumberger		161,907	9,439,178
			27,051,216
Financials — 11.90%
Allstate		61,998	6,907,197
American Express		80,113	11,952,059
Aon Class A		55,947	18,139,136
Blackstone		146,110	15,654,226
Capital One Financial		89,957	8,730,327
Discover Financial Services		101,899	8,827,510
Fiserv †		144,452	16,317,298
Intercontinental Exchange		134,098	14,753,462
JPMorgan Chase & Co.		86,817	12,590,201
KKR & Co.		246,225	15,167,460
Mastercard Class A		44,439	17,593,845
Morgan Stanley		184,436	15,062,888
Progressive		81,958	11,416,749
			173,112,358
Healthcare — 8.03%
Abbott Laboratories		112,465	10,892,235
Biogen †		18,112	4,654,965
Danaher		59,644	14,797,676
HCA Healthcare		106,709	26,248,280
UnitedHealth Group		93,736	47,260,754
Vertex Pharmaceuticals †		37,383	12,999,565
			116,853,475
Industrials — 4.24%
Airbus ADR		718,199	24,030,938
Equifax		17,526	3,210,413
Howmet Aerospace		298,060	13,785,275
27

Schedules of investments

Delaware Ivy Balanced Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
United Rentals	46,446	$20,648,498
		61,675,124
Information Technology — 19.28%
Apple	207,414	35,511,351
Applied Materials	165,778	22,951,964
Intuit	37,685	19,254,774
KLA	19,517	8,951,667
Microchip Technology	236,311	18,444,074
Microsoft	250,059	78,956,129
NVIDIA	39,287	17,089,452
Salesforce †	80,321	16,287,492
Seagate Technology Holdings	175,180	11,553,121
TE Connectivity	213,692	26,397,373
VeriSign †	75,661	15,323,622
Zebra Technologies Class A †	41,585	9,836,100
		280,557,119
Materials — 3.54%
Crown Holdings	108,001	9,555,929
Linde	64,495	24,014,713
Sherwin-Williams	70,347	17,942,002
		51,512,644
Utilities — 1.37%
NextEra Energy	346,986	19,878,828
		19,878,828
Total Common Stocks (cost $740,854,632)		908,433,609

Exchange-Traded Funds — 3.81%
iShares 0-5 Year Investment Grade Corporate Bond ETF	295,036	14,160,253
iShares Latin America 40 ETF	136,080	3,478,205
iShares MSCI China ETF	111,850	4,841,986
iShares MSCI Emerging Markets Asia ETF	89,024	5,605,841
Vanguard Russell 2000 ETF	383,816	27,419,815
Total Exchange-Traded Funds (cost $58,775,702)		55,506,100

Short-Term Investments — 0.41%
Money Market Mutual Funds — 0.41%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,490,828	1,490,828
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,490,828	1,490,828
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,490,828	1,490,828
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,490,828	1,490,828
Total Short-Term Investments (cost $5,963,312)		5,963,312
Total Value of Securities—99.80% (cost $1,341,029,731)		$1,451,900,041
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $27,844,354, which represents 1.91% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of risk.
28

†	Non-income producing security.

The following forward foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
CITI	GBP	(4,600,000)	USD	5,605,560	11/17/23	$(8,499)

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation		Variation Margin Due from (Due to) Brokers
772	US Treasury 5 yr Notes	$81,337,441	$82,056,961	12/29/23	$—	$(719,520	)$	120,625
	US Treasury 10 yr
(153)	Notes	(16,533,562)	(16,839,176)	12/19/23	305,614	—		(31,077)
	US Treasury 10 yr Ultra
(156)	Notes	(17,403,750)	(17,904,264)	12/19/23	500,514	—		(36,562)
	US Treasury Ultra
21	Bonds	2,492,438	2,676,572	12/19/23	—	(184,134)		7,875
Total Futures Contracts			$49,990,093		$806,128	$(903,654	)$	60,861

The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CITI – Citigroup

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

GNMA – Government National Mortgage Association

MSCI – Morgan Stanley Capital International

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

yr – Year

Summary of currencies:

GBP – British Pound Sterling

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments

Delaware Ivy Natural Resources Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 2.16%
Sprott Physical Uranium Trust †	294,250	$5,021,693
Total Closed-Ended Trust (cost $3,304,206)		5,021,693

Common Stocks – 97.97%Δ
Australia – 4.67%
Glencore	1,888,858	10,829,295
		10,829,295
Brazil – 3.81%
Wheaton Precious Metals	217,964	8,838,440
		8,838,440
Burkina Faso – 1.14%
Endeavour Mining	136,987	2,650,806
		2,650,806
Canada – 13.92%
ERO Copper †	299,044	5,156,349
Hudbay Minerals	1,127,939	5,493,063
Kinross Gold	962,188	4,387,577
Li-Cycle Holdings †	493,081	1,750,438
Nutrien	133,590	8,250,518
Parex Resources	170,735	3,204,149
Tourmaline Oil	80,796	4,065,825
		32,307,919
Hong Kong – 0.00%
China Metal Recycling
Holdings =, †	30,000,000	0
		0
Netherlands – 5.86%
Shell	428,107	13,612,007
		13,612,007
South Africa – 2.80%
Anglo American	234,730	6,488,258
		6,488,258
United Kingdom – 3.07%
BP ADR	184,174	7,131,217
		7,131,217
United States – 62.70%
Alcoa	177,526	5,158,906
Archer-Daniels-Midland	68,448	5,162,348
Arcosa	78,108	5,615,965
Bunge	53,111	5,749,266
CF Industries Holdings	137,107	11,755,554
Chesapeake Energy	81,290	7,009,637
Chord Energy	30,899	5,007,801
Corteva	91,418	4,676,945
Darling Ingredients †	98,329	5,132,774
GrafTech International	786,751	3,013,256
Kimbell Royalty Partners	503,452	8,055,232
Lifezone Holdings †	98,901	1,213,515
Louisiana-Pacific	62,937	3,478,528
MP Materials †	187,318	3,577,774
Net Power †	126,211	1,905,786
Newmont	270,890	10,009,385
NuScale Power †	303,889	1,489,056
Occidental Petroleum	120,099	7,792,023
Permian Resources	357,035	4,984,209
Schlumberger	143,780	8,382,374
Spruce Power Holding †	1,670,463	1,135,915
Sunrun †	129,267	1,623,594
Sylvamo	70,396	3,093,200
Unit	131,855	7,212,468
Valaris †	55,650	4,172,637
Valero Energy	74,772	10,595,940
Weyerhaeuser	278,065	8,525,473
		145,529,561
Total Common Stocks (cost $260,798,218)		227,387,503

Short-Term Investments – 0.49%
Money Market Mutual Funds – 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	281,648	281,648
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	281,648	281,648
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	281,648	281,648
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	281,648	281,648
Total Short-Term Investments (cost $1,126,592)		1,126,592
Total Value of Securities–100.62% (cost $265,229,016)		$233,535,788
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
30

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments

Delaware Ivy Science and Technology Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.07% t
Communication Services — 17.36%
Meta Platforms Class A †	648,769	$194,766,941
Netflix †	297,486	112,330,714
Pinterest Class A †	8,187,096	221,297,205
Take-Two Interactive Software †	550,454	77,278,237
T-Mobile US †	1,470,527	205,947,306
		811,620,403
Consumer Discretionary — 9.50%
Amazon.com †	2,956,526	375,833,585
Luminar Technologies †	7,068,682	32,162,503
MercadoLibre †	28,421	36,034,418
		444,030,506
Financials — 0.98%
Mastercard Class A	116,417	46,090,655
		46,090,655
Healthcare — 6.89%
Danaher	108,566	26,935,225
Intuitive Surgical †	306,382	89,552,395
Ionis Pharmaceuticals †	1,340,222	60,792,470
Vertex Pharmaceuticals †	255,295	88,776,283
West Pharmaceutical Services	149,898	56,243,228
		322,299,601
Industrials — 2.81%
Copart †	1,181,334	50,903,682
WNS Holdings ADR †	1,175,498	80,474,593
		131,378,275
Information Technology — 61.53%
Ambarella †	1,268,614	67,274,601
Analog Devices	615,592	107,784,003
Apple	1,058,225	181,178,702
ARM Holdings ADR †	940,193	50,319,129
ASML Holding	288,514	169,836,651
Autodesk †	409,053	84,637,156
Broadcom	219,399	182,228,422
Cadence Design Systems †	614,142	143,893,471
CDW	283,383	57,175,354
Flex †	1,170,931	31,591,718
Intuit	289,045	147,684,652
Keysight Technologies †	292,683	38,724,888
Lam Research	105,068	65,853,470
Microchip Technology	1,459,353	113,902,502
Micron Technology	1,247,669	84,878,922
Microsoft	1,436,053	453,433,735
NVIDIA	609,923	265,310,406
ON Semiconductor †	1,454,694	135,213,807
Seagate Technology Holdings	3,281,515	216,415,914
Universal Display	157,228	24,683,224
Workday Class A †	569,883	122,439,363
Zebra Technologies Class A †	558,880	132,191,886
		2,876,651,976
Total Common Stocks (cost $3,389,692,632)		4,632,071,416

Short-Term Investments — 1.11%
Money Market Mutual Funds — 1.11%
BlackRock Liquidity FedFund – Institutional Shares (seven- day effective yield 5.24%)	12,996,030	12,996,030
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	12,996,027	12,996,027
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven- day effective yield 5.37%)	12,996,030	12,996,030
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield
5.27%)	12,996,030	12,996,030
Total Short-Term Investments (cost $51,984,117)		51,984,117
Total Value of Securities—100.18% (cost $3,441,676,749)		$4,684,055,533
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary  of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

32

Delaware Real Estate Securities Fund	September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.36%
Real Estate Operating/Development – 1.95%
Corp Inmobiliaria Vesta ADR	52,705	$1,732,413
DigitalBridge Group	41,477	729,166
		2,461,579
REIT Healthcare – 13.06%
Healthcare Realty Trust	114,947	1,755,241
Healthpeak Properties	167,677	3,078,550
Welltower	141,998	11,632,476
		16,466,267
REIT Hotel – 1.95%
Ryman Hospitality Properties	18,217	1,517,112
Xenia Hotels & Resorts	80,232	945,133
		2,462,245
REIT Industrial – 12.82%
Americold Realty Trust	114,675	3,487,267
Prologis	95,098	10,670,946
Rexford Industrial Realty	40,480	1,997,688
		16,155,901
REIT Information Technology – 22.00%
American Tower	17,411	2,863,239
Digital Realty Trust	61,216	7,408,360
Equinix	15,826	11,493,791
VICI Properties	205,044	5,966,780
		27,732,170
REIT Manufactured Housing – 6.58%
Equity LifeStyle Properties	63,410	4,039,851
Sun Communities	35,901	4,248,524
		8,288,375
REIT Multifamily – 16.08%
American Homes 4 Rent Class A	102,238	3,444,398
AvalonBay Communities	32,285	5,544,626
Boardwalk Real Estate Investment Trust	17,985	884,651
Canadian Apartment Properties REIT	29,827	989,951
Equity Residential	60,855	3,572,797
InterRent Real Estate Investment Trust	79,240	728,664
Invitation Homes	161,250	5,110,013
		20,275,100
REIT Office – 2.87%
Alexandria Real Estate Equities	36,156	3,619,216
		3,619,216
REIT Retail – 16.43%
Agree Realty	64,586	3,567,731
Federal Realty Investment Trust	38,629	3,500,946
Kite Realty Group Trust	227,782	4,879,091
Realty Income	115,160	5,751,090
Simon Property Group	27,911	3,015,225
		20,714,083
REIT Self-Storage – 5.62%
Extra Space Storage	20,420	2,482,664
Public Storage	17,454	4,599,478
		7,082,142
Total Common Stocks (cost $86,463,022)		125,257,078

Short-Term Investments – 0.72%
Money Market Mutual Funds – 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	228,366	228,366
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	228,367	228,367
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	228,367	228,367
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	228,366	228,366
Total Short-Term Investments (cost $913,466)		913,466
Total Value of Securities–100.08% (cost $87,376,488)		$126,170,544

Summary of abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

33

Statements of assets and liabilities

Ivy Funds	September 30, 2023 (Unaudited)

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fundf	Delaware Ivy Balanced Fund
Assets:
Investments, at value*	$182,200,407	$28,692,893	$1,610,066,866	$1,451,900,041
Investments of affiliated issuers, at value**	—	—	—	—
Bullion at value‡	—	—	68,457,489	—
Foreign currencies, at value∆	—	154,760	5,016,089	41,283
Cash	—	—	1,117,215	692,544
Cash collateral due from brokers	—	—	445,093	732,688
Receivable for securities sold	2,626,977	—	4,681,685	7,996,242
Foreign tax reclaims receivable	314,996	56,562	1,308,681	103,796
Dividends and interest receivable	174,203	103,455	7,848,022	4,009,275
Receivable for fund shares sold	109,037	67,302	1,617,304	1,875,689
Prepaid expenses	5,954	78,359	86,023	99,784
Variation margin due from broker on futures contracts	—	—	45,859	60,861
Unrealized appreciation on forward foreign currency exchange contracts	—	—	19,625	—
Other assets	26,897	19,297	55,155	100,181
Total Assets	185,458,471	29,172,628	1,700,765,106	1,467,612,384
Liabilities:
Due to custodian	216,837	105,509	—	—
Payable for securities purchased	440,245	32,925	3,750,993	7,769,389
Payable for fund shares redeemed	262,236	126,232	3,018,689	2,951,402
Investment management fees payable to affiliates	107,146	5,218	968,546	814,481
Other accrued expenses	97,632	124,162	2,419,546	819,935
Administration expenses payable to affiliates	35,266	15,515	160,272	160,272
Distribution fees payable to affiliates	31,509	1,637	309,270	264,533
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,499
Total Liabilities	1,190,871	411,198	10,627,316	12,788,511
Total Net Assets	$184,267,600	$28,761,430	$1,690,137,790	$1,454,823,873

Net Assets Consist of:
Paid-in capital	$351,198,785	$33,070,441	$2,190,488,045	$1,483,402,339
Total distributable earnings (loss)	(166,931,185)	(4,309,011)	(500,350,255)	(28,578,466)
Total Net Assets	$184,267,600	$28,761,430	$1,690,137,790	$1,454,823,873
34

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fundf	Delaware Ivy Balanced Fund
Net Asset Value

Class A:
Net assets	$67,487,133	$5,046,882	$1,198,882,762	$1,029,821,334
Shares of beneficial interest outstanding, unlimited authorization, no par	7,453,133	638,226	64,522,401	54,671,848
Net asset value per share	$9.05	$7.91	$18.58	$18.84
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.60	$8.39	$19.71	$19.99

Class C:
Net assets	$6,313,668	$130,238	$38,294,051	$47,316,506
Shares of beneficial interest outstanding, unlimited authorization, no par	765,229	16,680	2,279,838	2,560,724
Net asset value per share	$8.25	$7.81	$16.80	$18.48

Class I:
Net assets	$77,890,947	$11,620,138	$341,339,975	$351,611,576
Shares of beneficial interest outstanding, unlimited authorization, no par	8,210,928	1,459,692	17,962,589	18,657,536
Net asset value per share	$9.49	$7.96	$19.00	$18.85

Class R:
Net assets	$23,947,182	$550,949	$19,493,362	$8,112,461
Shares of beneficial interest outstanding, unlimited authorization, no par	2,685,378	70,107	1,070,217	432,329
Net asset value per share	$8.92	$7.86	$18.21	$18.76

Class R6:
Net assets	$3,769,589	$10,549,664	$17,328,632	$9,035,451
Shares of beneficial interest outstanding, unlimited authorization, no par	395,306	1,326,269	908,943	478,219
Net asset value per share	$9.54	$7.95	$19.06	$18.89

Class Y:
Net assets	$4,859,081	$863,559	$74,799,008	$8,926,545
Shares of beneficial interest outstanding, unlimited authorization, no par	526,133	107,655	4,006,768	473,783
Net asset value per share	$9.24	$8.02	$18.67	$18.84

*Investments, at cost	$196,406,300	$29,134,166	$1,433,329,805	$1,341,029,731
**Investments of affiliated issuers, at cost	—	—	613,197,268	—
‡Bullion, at cost	—	—	43,311,953	—
∆Foreign currencies, at cost	—	154,209	5,070,271	41,320

fConsolidated statement of assets and liabilities

See accompanying notes, which are an integral part of the financial statements.

35

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Assets:
Investments, at value*	$233,535,788	$4,684,055,533	$126,170,544
Foreign currencies, at valueΔ	—	861	—
Receivable for securities sold	3,614,963	—	—
Receivable for fund shares sold	154,451	5,600,151	161,194
Dividends and interest receivable	115,165	2,118,660	446,928
Foreign tax reclaims receivable	77,638	1,085,382	2,108
Prepaid expenses	40,696	—	72,190
Other assets	43,446	188,387	50,919
Total Assets	237,582,147	4,693,048,974	126,903,883
Liabilities:
Due to custodian	—	736	286
Payable for securities purchased	3,515,880	—	102,070
Other accrued expenses	1,017,199	3,715,379	331,038
Payable for fund shares redeemed	733,894	9,660,894	273,278
Investment management fees payable to affiliates	140,097	3,191,925	60,877
Distribution fees payable to affiliates	37,724	798,714	16,887
Administration expenses payable to affiliates	37,370	159,457	55,589
Total Liabilities	5,482,164	17,527,105	840,025
Total Net Assets	$232,099,983	$4,675,521,869	$126,063,858

Net Assets Consist of:
Paid-in capital	$849,400,233	$2,977,077,359	$82,055,557
Total distributable earnings (loss)	(617,300,250)	1,698,444,510	44,008,301
Total Net Assets	$232,099,983	$4,675,521,869	$126,063,858
36

	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Net Asset Value

Class A:
Net assets	$137,308,218	$3,012,356,411	$72,147,894
Shares of beneficial interest outstanding, unlimited authorization, no par	8,645,582	69,346,587	4,711,096
Net asset value per share	$15.88	$43.44	$15.31
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.85	$46.09	$16.24

Class C:
Net assets	$2,971,845	$82,794,847	$560,521
Shares of beneficial interest outstanding, unlimited authorization, no par	232,702	3,274,728	38,546
Net asset value per share	$12.77	$25.28	$14.54

Class I:
Net assets	$65,342,005	$1,156,873,899	$48,715,294
Shares of beneficial interest outstanding, unlimited authorization, no par	3,917,181	20,838,695	3,126,903
Net asset value per share	$16.68	$55.52	$15.58

Class R:
Net assets	$9,838,126	$89,142,752	$349,227
Shares of beneficial interest outstanding, unlimited authorization, no par	629,522	2,263,777	22,883
Net asset value per share	$15.63	$39.38	$15.26

Class R6:
Net assets	$5,274,442	$113,423,995	$1,674,487
Shares of beneficial interest outstanding, unlimited authorization, no par	315,437	2,005,075	107,280
Net asset value per share	$16.72	$56.57	$15.61

Class Y:
Net assets	$11,365,347	$220,929,965	$2,616,435
Shares of beneficial interest outstanding, unlimited authorization, no par	696,293	4,448,547	168,956
Net asset value per share	$16.32	$49.66	$15.49

*Investments, at cost	$265,229,016	$3,441,676,749	$87,376,488
∆Foreign currencies, at cost	—	860	—

See accompanying notes, which are an integral part of the financial statements.

37

Statements of operations

Ivy Funds	Six months ended September 30, 2023 (Unaudited)

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fund[f]	Delaware Ivy Balanced Fund
Investment Income:
Dividends	$3,311,116	$618,388	$20,446,012	$6,529,046
Interest	—	—	14,605,415	11,496,585
Foreign tax withheld	(212,965)	(17,283)	(1,090,675)	(58,080)
	3,098,151	601,105	33,960,752	17,967,551

Expenses:
Management fees	918,817	158,157	6,056,612	5,324,375
Distribution expenses — Class A	99,490	6,716	1,564,289	1,359,879
Distribution expenses — Class C	40,438	882	217,895	279,514
Distribution expenses — Class R	71,555	1,524	50,237	21,704
Distribution expenses — Class Y	7,702	1,146	97,824	12,409
Dividend disbursing and transfer agent fees and expenses	186,188	13,133	1,227,991	877,344
Registration fees	52,722	35,053	53,807	67,005
Accounting and administration expenses	38,724	17,114	163,056	149,583
Trustees’ fees and expenses	14,500	2,159	265,850	23,474
Reports and statements to shareholders expenses	8,063	16,225	9,758	9,110
Audit and tax fees	7,525	22,522	23,695	56,205
Custodian fees	2,820	12,270	57,683	14,226
Legal fees	388	200	4,394	3,662
Other	5,846	11,145	26,879	18,698
	1,454,778	298,246	9,819,970	8,217,188
Less expenses waived	(166,122)	(116,397)	(7,923)	(73,601)
Less expenses paid indirectly	(386)	(201)	(1,282)	(1,585)
Total operating expenses	1,288,270	181,648	9,810,765	8,142,002
Net Investment Income (Loss)	1,809,881	419,457	24,149,987	9,825,549
38

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fund[f]	Delaware Ivy Balanced Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$3,488,856	$(1,487,945)	$20,541,581	$(16,418,343)
Foreign currencies	(42,667)	(8,447)	(757,137)	50,326
Futures contracts	—	—	(839,356)	(789,722)
Options purchased	—	—	—	(67,830)
Options written	—	—	—	235,225
Swap contracts	—	—	—	144,174
Net realized gain (loss)	3,446,189	(1,496,392)	18,945,088	(16,846,170)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,073,439)	(572,831)	(18,219,444)	19,270,398
Affiliated investments	—	—	407,951	—
Foreign currencies	(41)	(2,562)	(129,134)	(524)
Forward foreign currency exchange contracts	—	—	19,625	(8,499)
Futures contracts	—	—	(671,346)	(292,702)
Options purchased	—	—	—	19,809
Options written	—	—	—	(73,753)
Swap contracts	—	—	—	(135,097)
Net change in unrealized appreciation (depreciation)	(23,073,480)	(575,393)	(18,592,348)	18,779,632
Net Realized and Unrealized Gain (Loss)	(19,627,291)	(2,071,785)	352,740	1,933,462
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,817,410)	$(1,652,328)	$24,502,727	$11,759,011
[f]	Consolidated statement of operations.

See accompanying notes, which are an integral part of the financial statements.

39

Statements of operations

Ivy Funds

	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Investment Income:
Dividends	$3,541,023	$17,222,524	$2,705,463
Foreign tax withheld	(59,349)	(171,284)	(6,053)
	3,481,674	17,051,240	2,699,410

Expenses:
Management fees	1,038,864	19,904,024	656,753
Distribution expenses — Class A	178,478	3,986,937	101,968
Distribution expenses — Class C	16,257	492,159	3,388
Distribution expenses — Class R	26,518	234,822	1,061
Distribution expenses — Class Y	14,956	291,363	3,698
Dividend disbursing and transfer agent fees and expenses	312,668	2,725,276	111,296
Trustees’ fees and expenses	92,630	388,488	21,483
Registration fees	50,072	91,097	57,560
Accounting and administration expenses	42,083	328,627	42,601
Audit and tax fees	19,017	23,731	21,865
Reports and statements to shareholders expenses	7,640	11,950	8,134
Custodian fees	4,480	81,821	3,918
Legal fees	220	18,487	704
Other	8,890	50,027	6,365
	1,812,773	28,628,809	1,040,794
Less expenses waived	(257,555)	—	(237,840)
Less expenses paid indirectly	(474)	(3,822)	(487)
Total operating expenses	1,554,744	28,624,987	802,467
Net Investment Income (Loss)	1,926,930	(11,573,747)	1,896,943

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,200,994	73,603,435	1,598,758
Foreign currencies	(17,796)	14,370	(1,132)
Net realized gain (loss)	7,183,198	73,617,805	1,597,626

Net change in unrealized appreciation (depreciation) on:
Investments	(7,157,001)	71,467,353	(10,698,147)
Foreign currencies	(1,281)	(13,173)	(50)
Net change in unrealized appreciation (depreciation)	(7,158,282)	71,454,180	(10,698,197)
Net Realized and Unrealized Gain (Loss)	24,916	145,071,985	(9,100,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,951,846	$133,498,238	$(7,203,628)

See accompanying notes, which are an integral part of the financial statements.

40

Statements of changes in net assets

Ivy Funds

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,809,881	$5,015,789	$419,457	$1,002,160
Net realized gain (loss)	3,446,189	67,376,957	(1,496,392)	214,438
Net change in unrealized appreciation (depreciation)	(23,073,480)	(65,037,071)	(575,393)	(15,099,156)
Net increase (decrease) in net assets resulting from operations	(17,817,410)	7,355,675	(1,652,328)	(13,882,558)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,674,353)	(64,165)	(813,026)
Class C	—	(142,972)	(1,315)	(38,504)
Class I	—	(1,910,696)	(179,453)	(2,983,116)
Class R	—	(579,941)	(6,714)	(85,965)
Class R6	—	(107,100)	(158,113)	(1,685,050)
Class Y	—	(108,504)	(11,003)	(124,066)
	—	(4,523,566)	(420,763)	(5,729,727)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	2,621,491	33,904,823	809,656	847,362
Class C	148,032	2,851,350	4,875	32,513
Class I	7,652,802	64,816,483	769,394	2,326,977
Class R	855,326	13,223,829	21,119	17,302
Class R6	1,516,401	3,759,496	1,225,661	1,331,405
Class Y	297,996	5,301,106	4	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,665,927	64,143	811,067
Class C	—	142,083	1,305	38,303
Class I	—	1,635,342	179,404	2,980,572
Class R	—	579,892	6,714	85,965
Class R6	—	107,100	158,113	1,685,050
Class Y	—	107,967	11,003	124,066
	13,092,048	128,095,398	3,251,391	10,280,582
41

Statements of changes in net assets

Ivy Funds

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(19,944,618)	$(49,320,690)	$(860,932)	$(4,155,915)
Class C	(3,084,734)	(6,736,229)	(62,425)	(242,092)
Class I	(20,029,388)	(81,731,515)	(4,940,234)	(21,611,463)
Class R	(8,108,388)	(16,573,419)	(69,528)	(68,216)
Class R6	(850,634)	(6,939,537)	(1,716,088)	(8,378,702)
Class Y	(2,220,465)	(9,464,274)	(10,554)	(38,569)
	(54,238,227)	(170,765,664)	(7,659,761)	(34,494,957)
Decrease in net assets derived from capital share transactions	(41,146,179)	(42,670,266)	(4,408,370)	(24,214,375)
Net Decrease in Net Assets	(58,963,589)	(39,838,157)	(6,481,461)	(43,826,660)

Net Assets:
Beginning of period	243,231,189	283,069,346	35,242,891	79,069,551
End of period	$184,267,600	$243,231,189	$28,761,430	$35,242,891

See accompanying notes, which are an integral part of the financial statements.

42

	Delaware Ivy Asset Strategy Fund[f]		Delaware Ivy Balanced Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,149,987	$32,231,534	$9,825,549	$18,445,637
Net realized gain (loss)	18,945,088	9,345,631	(16,846,170)	(114,245,195)
Net change in unrealized appreciation (depreciation)	(18,592,348)	(174,728,261)	18,779,632	(79,945,663)
Net increase (decrease) in net assets resulting from operations	24,502,727	(133,151,096)	11,759,011	(175,745,221)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(16,415,533)	(198,200,145)	(6,594,818)	(239,823,165)
Class C	(446,178)	(8,862,743)	(105,247)	(15,608,600)
Class E1	—	(138,326)	—	—
Class I	(5,099,494)	(65,268,076)	(2,776,682)	(98,263,451)
Class R	(245,627)	(3,097,220)	(42,309)	(1,837,021)
Class R6	(251,400)	(2,204,079)	(72,133)	(1,669,943)
Class Y	(1,026,347)	(12,448,555)	(59,501)	(2,201,984)
	(23,484,579)	(290,219,144)	(9,650,690)	(359,404,164)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	20,531,783	70,991,325	36,150,983	104,011,965
Class C	1,589,036	3,997,654	1,783,140	5,573,674
Class E	—	311,695	—	—
Class I	15,144,071	58,677,325	34,246,987	64,476,235
Class R	1,040,082	2,098,446	510,119	570,783
Class R6	971,538	5,633,693	1,134,043	3,396,821
Class Y	1,305,862	3,788,156	269,109	901,963

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,174,023	184,407,759	6,541,490	231,207,512
Class C	445,808	8,851,448	105,120	15,567,233
Class E	—	136,389	—	—
Class I	5,059,045	63,369,252	2,761,832	97,522,283
Class R	245,627	2,963,840	42,302	1,833,012
Class R6	240,677	2,198,192	68,891	1,668,083
Class Y	1,022,578	12,012,298	59,368	1,948,405
	63,770,130	419,437,472	83,673,384	528,677,969
43

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Asset Strategy Fund[f]		Delaware Ivy Balanced Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(97,014,255)	$(248,055,924)	$(115,969,540)	$(370,808,272)
Class C	(12,045,604)	(39,296,049)	(18,427,820)	(49,314,290)
Class E	—	(35,354,533)	—	—
Class I	(73,538,547)	(225,672,990)	(92,885,492)	(346,775,406)
Class R	(1,860,460)	(4,368,412)	(1,086,419)	(1,975,980)
Class R6	(1,803,015)	(3,440,969)	(1,457,772)	(3,620,638)
Class Y	(6,382,792)	(16,289,861)	(1,636,570)	(2,251,540)
	(192,644,673)	(572,478,738)	(231,463,613)	(774,746,126)
Decrease in net assets derived from capital share transactions	(128,874,543)	(153,041,266)	(147,790,229)	(246,068,157)
Net Decrease in Net Assets	(127,856,395)	(576,411,506)	(145,681,908)	(781,217,542)

Net Assets:
Beginning of period	1,817,994,185	2,394,405,691	1,600,505,781	2,381,723,323
End of period	$1,690,137,790	$1,817,994,185	$1,454,823,873	$1,600,505,781

[1]	On June 13, 2022, all Class E shares were liquidated.
[f]	Consolidated statements of changes in net assets.

See accompanying notes, which are an integral part of the financial statements.

44

	Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,926,930	$6,155,929	$(11,573,747)	$(26,960,026)
Net realized gain (loss)	7,183,198	13,667,191	73,617,805	722,903,011
Net change in unrealized appreciation (depreciation)	(7,158,282)	(35,372,764)	71,454,180	(1,884,827,407)
Net increase (decrease) in net assets resulting from operations	1,951,846	(15,549,644)	133,498,238	(1,188,884,422)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(3,199,467)	—	(782,618,874)
Class C	—	(96,004)	—	(45,179,380)
Class I	—	(1,651,226)	—	(303,978,643)
Class R	—	(260,792)	—	(23,301,889)
Class R6	—	(68,096)	—	(25,974,492)
Class Y	—	(265,312)	—	(49,230,989)
	—	(5,540,897)	—	(1,230,284,267)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,973,681	26,773,852	67,211,149	177,282,686
Class C	193,833	2,380,151	3,281,422	8,396,050
Class E	—	56,482	—	833,192
Class I	5,552,057	28,169,210	104,452,855	445,523,362
Class R	812,445	5,434,088	4,742,814	13,281,156
Class R6	2,348,730	3,467,180	16,708,317	31,227,613
Class Y	955,998	4,530,890	20,052,909	30,515,678

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	3,155,342	—	776,653,782
Class C	—	95,887	—	45,119,637
Class I	—	1,584,800	—	302,239,275
Class R	—	260,792	—	23,286,268
Class R6	—	68,096	—	25,429,104
Class Y	—	265,106	—	48,881,615
	11,836,744	76,241,876	216,449,466	1,928,669,418
45

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(16,215,030)	$(37,617,901)	$(324,153,015)	$(1,248,499,762)
Class C	(1,073,391)	(1,742,377)	(32,954,516)	(99,434,772)
Class E1	—	(3,604,681)	—	(47,478,791)
Class I	(17,333,934)	(31,750,609)	(265,425,688)	(1,161,941,145)
Class R	(3,157,944)	(6,758,540)	(11,937,727)	(24,041,061)
Class R6	(1,342,561)	(1,325,926)	(14,305,665)	(70,859,889)
Class Y	(2,316,241)	(5,393,400)	(35,214,301)	(101,864,828)
	(41,439,101)	(88,193,434)	(683,990,912)	(2,754,120,248)
Decrease in net assets derived from capital share transactions	(29,602,357)	(11,951,558)	(467,541,446)	(825,450,830)
Net Decrease in Net Assets	(27,650,511)	(33,042,099)	(334,043,208)	(3,244,619,519)

Net Assets:
Beginning of period	259,750,494	292,792,593	5,009,565,077	8,254,184,596
End of period	$232,099,983	$259,750,494	$4,675,521,869	$5,009,565,077

[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

46

	Delaware Real Estate Securities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,896,943	$3,931,155
Net realized gain (loss)	1,597,626	37,215,993
Net change in unrealized appreciation (depreciation)	(10,698,197)	(114,365,447)
Net increase (decrease) in net assets resulting from operations	(7,203,628)	(73,218,299)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,057,877)	(24,763,072)
Class C	(6,346)	(242,070)
Class I	(786,131)	(19,385,867)
Class R	(4,582)	(95,212)
Class R6	(26,486)	(556,795)
Class Y	(35,521)	(1,549,753)
	(1,916,943)	(46,592,769)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	887,724	3,569,395
Class C	19,033	86,384
Class E	—	21,550
Class I	3,459,522	17,888,895
Class R	28,550	238,766
Class R6	171,116	1,609,172
Class Y	144,851	3,272,891

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,052,823	24,611,672
Class C	6,344	241,328
Class I	785,287	19,368,967
Class R	4,582	95,212
Class R6	26,486	556,795
Class Y	35,520	1,367,436
	6,621,838	72,928,463
47

Statements of changes in net assets

Ivy Funds

	Delaware Real Estate Securities Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(11,369,029)	$(32,271,177)
Class C	(235,711)	(653,661)
Class E1	—	(2,513,515)
Class I	(16,554,405)	(60,994,295)
Class R	(157,882)	(167,550)
Class R6	(377,063)	(665,821)
Class Y	(820,645)	(71,224,094)
	(29,514,735)	(168,490,113)
Decrease in net assets derived from capital share transactions	(22,892,897)	(95,561,650)
Net Decrease in Net Assets	(32,013,468)	(215,372,718)

Net Assets:
Beginning of period	158,077,326	373,450,044
End of period	$126,063,858	$158,077,326

[1]	On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

48

Financial highlights

Delaware Climate Solutions Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.88	$9.69	$6.18	$3.25	$9.45	$11.55

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.18	0.11	0.07	0.04	(0.05)
Net realized and unrealized gain (loss)	(0.91)	0.18	3.51	2.97	(6.24)	(2.05)
Total from investment operations	(0.83)	0.36	3.62	3.04	(6.20)	(2.10)

Less dividends and distributions from:
Net investment income	—	(0.17)	(0.11)	(0.11)	—	—
Total dividends and distributions	—	(0.17)	(0.11)	(0.11)	—	—

Net asset value, end of period	$9.05	$9.88	$9.69	$6.18	$3.25	$9.45

Total return[3]	(8.40%)	3.68%	59.24%	94.23%	(65.61%)	(18.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,487	$91,379	$104,280	$72 [4]	$40 [4]	$134 [4]
Ratio of expenses to average net assets[5]	1.24%	1.28%	1.35%	1.35%	1.41%	1.41%
Ratio of expenses to average net assets prior to fees waived[5]	1.39%	1.48%	1.72%	1.87%	1.71%	1.55%
Ratio of net investment income (loss) to average net assets	1.62%	1.80%	1.60%	1.52%	0.52%	(0.46%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.47%	1.60%	1.23%	1.00%	0.22%	(0.60%)
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

49

Financial highlights

Delaware Climate Solutions Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.03	$8.88	$5.68	$2.97	$8.70	$10.71

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.09	0.06	0.03	(0.01)	(0.12)
Net realized and unrealized gain (loss)	(0.82)	0.17	3.21	2.73	(5.72)	(1.89)
Total from investment operations	(0.78)	0.26	3.27	2.76	(5.73)	(2.01)

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.07)	(0.05)	—	—
Total dividends and distributions	—	(0.11)	(0.07)	(0.05)	—	—

Net asset value, end of period	$8.25	$9.03	$8.88	$5.68	$2.97	$8.70

Total return[3]	(8.64%)	2.88%	57.97%	93.07%	(65.86%)	(18.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,314	$9,909	$13,503	$9 [4]	$6 [4]	$27[4]
Ratio of expenses to average net assets[5]	1.99%	2.03%	2.09%	2.09%	2.11%	2.11%
Ratio of expenses to average net assets prior to fees waived[5]	2.14%	2.17%	2.34%	2.44%	2.31%	2.12%
Ratio of net investment income (loss) to average net assets	0.86%	1.00%	0.87%	0.77%	(0.20%)	(1.17%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.71%	0.86%	0.62%	0.42%	(0.40%)	(1.18%)
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

50

Delaware Climate Solutions Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.34	$10.13	$6.45	$3.40	$9.85	$11.99

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.22	0.14	0.09	0.08	(0.01)
Net realized and unrealized gain (loss)	(0.95)	0.18	3.67	3.11	(6.53)	(2.13)
Total from investment operations	(0.85)	0.40	3.81	3.20	(6.45)	(2.14)

Less dividends and distributions from:
Net investment income	—	(0.19)	(0.13)	(0.15)	—	—
Total dividends and distributions	—	(0.19)	(0.13)	(0.15)	—	—

Net asset value, end of period	$9.49	$10.34	$10.13	$6.45	$3.40	$9.85

Total return[3]	(8.22%)	3.97%	59.90%	95.08%	(65.48%)	(17.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,891	$97,636	$110,841	$97 [4]	$52 [4]	$158 [4]
Ratio of expenses to average net assets[5]	0.99%	0.99%	0.99%	0.99%	0.99%	1.03%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%	1.00%	1.14%	1.20%	1.17%	1.11%
Ratio of net investment income (loss) to average net assets	1.88%	2.09%	1.93%	1.87%	0.95%	(0.08%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.73%	2.08%	1.78%	1.66%	0.77%	(0.16%)
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

51

Financial highlights

Delaware Climate Solutions Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.74	$9.57	$6.10	$3.20	$9.34	$11.45

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.15	0.09	0.05	0.01	(0.08)
Net realized and unrealized gain (loss)	(0.88)	0.17	3.46	2.93	(6.15)	(2.03)
Total from investment operations	(0.82)	0.32	3.55	2.98	(6.14)	(2.11)

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.08)	(0.08)	—	—
Total dividends and distributions	—	(0.15)	(0.08)	(0.08)	—	—

Net asset value, end of period	$8.92	$9.74	$9.57	$6.10	$3.20	$9.34

Total return[3]	(8.42%)[4]	3.31%[4]	58.80%	93.40%[4]	(65.74%)	(18.43%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,947	$33,606	$36,368	$24 [5]	$7 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.49%	1.56%	1.73%	1.75%	1.74%	1.68%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%	1.57%	1.73%	1.77%	1.74%	1.68%
Ratio of net investment income (loss) to average net assets	1.36%	1.49%	1.23%	1.06%	0.19%	(0.72%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.21%	1.48%	1.23%	1.04%	0.19%	(0.72%)
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

52

Delaware Climate Solutions Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.39	$10.18	$6.49	$3.42	$9.90	$12.05

Income (loss) from investment operations:
Net investment income[2]	0.10	0.22	0.16	0.09	0.08	— [3]
Net realized and unrealized gain (loss)	(0.95)	0.19	3.66	3.13	(6.56)	(2.15)
Total from investment operations	(0.85)	0.41	3.82	3.22	(6.48)	(2.15)

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.13)	(0.15)	—	—
Total dividends and distributions	—	(0.20)	(0.13)	(0.15)	—	—

Net asset value, end of period	$9.54	$10.39	$10.18	$6.49	$3.42	$9.90

Total return[4]	(8.18%)[5]	4.03%[5]	59.68%[5]	95.11%[5]	(65.45%)	(17.84%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,770	$3,411	$6,610	$3 [6]	$2 [6]	$5 [6]
Ratio of expenses to average net assets[7]	0.93%	0.96%	0.98%	0.99%	0.99%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	0.97%	0.99%	1.02%	0.99%	0.94%
Ratio of net investment income to average net assets	1.96%	2.09%	2.07%	1.84%	0.95%	0.04%
Ratio of net investment income to average net assets prior to fees waived	1.80%	2.08%	2.06%	1.81%	0.95%	0.04%
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

53

Financial highlights

Delaware Climate Solutions Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.08	$9.85	$6.28	$3.30	$9.59	$11.72

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.18	0.12	0.07	0.04	(0.05)
Net realized and unrealized gain (loss)	(0.92)	0.19	3.56	3.02	(6.33)	(2.08)
Total from investment operations	(0.84)	0.37	3.68	3.09	(6.29)	(2.13)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.11)	(0.11)	—	—
Total dividends and distributions	—	(0.14)	(0.11)	(0.11)	—	—

Net asset value, end of period	$9.24	$10.08	$9.85	$6.28	$3.30	$9.59

Total return[3]	(8.33%)[4]	3.69%[4]	59.24%[4]	94.31%[4]	(65.59%)[4]	(18.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,859	$7,290	$11,467	$8 [5]	$4 [5]	$22 [5]
Ratio of expenses to average net assets[6]	1.24%	1.28%	1.35%	1.35%	1.41%	1.34%
Ratio of expenses to average net assets prior to fees waived[6]	1.39%	1.29%	1.38%	1.42%	1.42%	1.34%
Ratio of net investment income (loss) to average net assets	1.63%	1.81%	1.61%	1.50%	0.46%	(0.42%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.48%	1.80%	1.58%	1.43%	0.45%	(0.42%)
Portfolio turnover	6%	108%	113%	30%	23%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

54

Delaware Global Real Estate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.47	$12.23	$10.86	$8.16	$11.22	$10.38

Income (loss) from investment operations:
Net investment income[2]	0.10	0.17	0.16	0.12	0.15	0.15
Net realized and unrealized gain (loss)	(0.56)	(2.64)	1.58	2.88	(2.57)	1.21
Total from investment operations	(0.46)	(2.47)	1.74	3.00	(2.42)	1.36

Less dividends and distributions from:
Net investment income	(0.10)	(0.17)	(0.37)	(0.30)	(0.38)	(0.31)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.10)	(1.29)	(0.37)	(0.30)	(0.64)	(0.52)

Net asset value, end of period	$7.91	$8.47	$12.23	$10.86	$8.16	$11.22

Total return[3]	(5.43%)	(20.45%)	16.12%	37.08%	(22.88%)	13.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,047	$5,413	$10,754	$11 [4]	$11 [4]	$20 [4]
Ratio of expenses to average net assets[5]	1.30%	1.38%	1.48%	1.48%	1.51%	1.61%[6]
Ratio of expenses to average net assets prior to fees waived[5]	1.99%	2.14%	1.76%	1.79%	1.68%	1.90%
Ratio of net investment income to average net assets	2.32%	1.70%	1.38%	1.23%	1.44%	1.40%
Ratio of net investment income to average net
assets prior to fees waived	1.63%	0.94%	1.10%	0.92%	1.27%	1.11%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.51%.

See accompanying notes, which are an integral part of the financial statements.

55

Financial highlights

Delaware Global Real Estate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.35	$12.10	$10.76	$8.11	$11.15	$10.32

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.08	0.05	0.08	0.06
Net realized and unrealized gain (loss)	(0.54)	(2.62)	1.56	2.86	(2.55)	1.21
Total from investment operations	(0.48)	(2.52)	1.64	2.91	(2.47)	1.27

Less dividends and distributions from:
Net investment income	(0.06)	(0.11)	(0.30)	(0.26)	(0.31)	(0.23)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.06)	(1.23)	(0.30)	(0.26)	(0.57)	(0.44)

Net asset value, end of period	$7.81	$8.35	$12.10	$10.76	$8.11	$11.15

Total return[3]	(5.72%)	(21.14%)	15.28%	36.12%	(23.32%)	12.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130	$196	$499	$3 [4]	$3 [4]	$4 [4]
Ratio of expenses to average net assets[5]	2.05%	2.16%	2.15%	2.15%	2.17%	2.27%
Ratio of expenses to average net assets prior to fees waived[5]	2.74%	3.22%	2.21%	2.31%	2.26%	2.44%
Ratio of net investment income to average net assets	1.52%	0.99%	0.64%	0.52%	0.75%	0.60%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.83%	(0.07%)	0.58%	0.36%	0.66%	0.43%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

56

Delaware Global Real Estate Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.52	$12.29	$10.91	$8.19	$11.24	$10.41

Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.21	0.16	0.21	0.19
Net realized and unrealized gain (loss)	(0.56)	(2.66)	1.59	2.89	(2.57)	1.21
Total from investment operations	(0.45)	(2.45)	1.80	3.05	(2.36)	1.40

Less dividends and distributions from:
Net investment income	(0.11)	(0.20)	(0.42)	(0.33)	(0.43)	(0.36)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.11)	(1.32)	(0.42)	(0.33)	(0.69)	(0.57)

Net asset value, end of period	$7.96	$8.52	$12.29	$10.91	$8.19	$11.24

Total return[3]	(5.31%)	(20.24%)	16.62%	37.55%	(22.41%)	14.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,620	$16,455	$43,193	$63 [4]	$60 [4]	$88	[4]
Ratio of expenses to average net assets[5]	1.05%	1.05%	1.05%	1.05%	1.05%	1.20	%6
Ratio of expenses to average net assets prior to fees waived[5]	1.74%	1.59%	1.36%	1.41%	1.34%	1.55%
Ratio of net investment income to average net assets	2.54%	2.09%	1.77%	1.64%	1.90%	1.76%
Ratio of net investment income to average net assets prior to fees waived	1.85%	1.55%	1.46%	1.28%	1.61%	1.41%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.05%.

See accompanying notes, which are an integral part of the financial statements.

57

Financial highlights

Delaware Global Real Estate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.42	$12.18	$10.82	$8.14	$11.19	$10.36

Income (loss) from investment operations:
Net investment income[2]	0.09	0.13	0.12	0.15	0.12	0.09
Net realized and unrealized gain (loss)	(0.56)	(2.61)	1.58	2.81	(2.56)	1.23
Total from investment operations	(0.47)	(2.48)	1.70	2.96	(2.44)	1.32

Less dividends and distributions from:
Net investment income	(0.09)	(0.16)	(0.34)	(0.28)	(0.35)	(0.28)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.09)	(1.28)	(0.34)	(0.28)	(0.61)	(0.49)

Net asset value, end of period	$7.86	$8.42	$12.18	$10.82	$8.14	$11.19

Total return[3]	(5.58%)	(20.66%)	15.74%	36.66%	(23.08%)	13.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$550	$631	$857	$1 [4]	$3 [4]	$6 [4]
Ratio of expenses to average net assets[5]	1.55%	1.64%	1.80%	1.80%	1.80%	1.93%
Ratio of expenses to average net assets prior to fees waived[5]	2.24%	2.18%	1.97%	1.98%	1.93%	2.10%
Ratio of net investment income to average net assets	2.08%	1.28%	1.03%	1.66%	1.16%	0.83%
Ratio of net investment income to average net assets prior to fees waived	1.39%	0.74%	0.86%	1.48%	1.03%	0.66%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

58

Delaware Global Real Estate Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.52	$12.30	$10.92	$8.19	$11.26	$10.42

Income (loss) from investment operations:
Net investment income[2]	0.11	0.20	0.23	0.16	0.20	0.21
Net realized and unrealized gain (loss)	(0.56)	(2.65)	1.57	2.90	(2.58)	1.19
Total from investment operations	(0.45)	(2.45)	1.80	3.06	(2.38)	1.40

Less dividends and distributions from:
Net investment income	(0.12)	(0.21)	(0.42)	(0.33)	(0.43)	(0.35)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.12)	(1.33)	(0.42)	(0.33)	(0.69)	(0.56)

Net asset value, end of period	$7.95	$8.52	$12.30	$10.92	$8.19	$11.26

Total return[3]	(5.37%)	(20.21%)	16.60%	37.67%	(22.53%)	14.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,550	$11,624	$22,562	$15 [4]	$22 [4]	$30	[4]
Ratio of expenses to average net assets[5]	1.00%	1.05%	1.05%	1.05%	1.05%	1.13	%6
Ratio of expenses to average net assets prior to fees waived[5]	1.70%	1.54%	1.30%	1.22%	1.16%	1.31%
Ratio of net investment income to average net assets	2.64%	1.94%	1.92%	1.71%	1.90%	2.01%
Ratio of net investment income to average net assets prior to fees waived	1.94%	1.45%	1.67%	1.54%	1.79%	1.83%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.05%.

See accompanying notes, which are an integral part of the financial statements.

59

Financial highlights

Delaware Global Real Estate Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.59	$12.40	$11.00	$8.27	$11.35	$10.50

Income (loss) from investment operations:
Net investment income[2]	0.10	0.16	0.17	0.20	0.16	0.14
Net realized and unrealized gain (loss)	(0.57)	(2.67)	1.61	2.83	(2.59)	1.24
Total from investment operations	(0.47)	(2.51)	1.78	3.03	(2.43)	1.38

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.38)	(0.30)	(0.39)	(0.32)
Net realized gain	—	(1.12)	—	—	(0.26)	(0.21)
Total dividends and distributions	(0.10)	(1.30)	(0.38)	(0.30)	(0.65)	(0.53)

Net asset value, end of period	$8.02	$8.59	$12.40	$11.00	$8.27	$11.35

Total return[3]	(5.47%)	(20.49%)	16.21%	36.96%	(22.73%)	13.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$864	$924	$1,205	$1 [4]	$4 [4]	$5 [4]
Ratio of expenses to average net assets[5]	1.30%	1.36%	1.47%	1.45%	1.46%	1.51%
Ratio of expenses to average net assets prior to fees waived[5]	1.99%	1.89%	1.65%	1.61%	1.55%	1.68%
Ratio of net investment income to average net assets	2.34%	1.55%	1.39%	2.15%	1.46%	1.29%
Ratio of net investment income to average net assets prior to fees waived	1.65%	1.02%	1.21%	1.99%	1.37%	1.12%
Portfolio turnover	26%	109%	88%	90%	88%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

60

Delaware Ivy Asset Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.60	$23.05	$24.45	$17.41	$20.63	$24.02

Income (loss) from investment operations:
Net investment income[2]	0.25	0.32	0.29	0.29	0.43	0.38
Net realized and unrealized gain (loss)	(0.02)[3]	(1.53)	1.12	7.39	(2.42)	0.09
Total from investment operations	0.23	(1.21)	1.41	7.68	(1.99)	0.47

Less dividends and distributions from:
Net investment income	(0.25)	(0.27)	(0.55)	(0.39)	(0.42)	(0.40)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.25)	(3.24)	(2.81)	(0.64)	(1.23)	(3.86)

Net asset value, end of period	$18.58	$18.60	$23.05	$24.45	$17.41	$20.63

Total return[4]	1.24%	(4.79%)	5.33%[5]	44.79%	(10.69%)	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,198,883	$1,259,211	$1,531,209	$1,601 [6]	$1,128 [6]	$1,361 [6]
Ratio of expenses to average net assets[7]	1.13%	1.15%	1.11%	1.07%	1.13%	1.16%
Ratio of net investment income to average net assets	2.67%	1.61%	1.16%	1.33%	2.03%	1.71%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

61

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.84	$21.25	$22.75	$16.24	$19.33	$22.71

Income (loss) from investment operations:
Net investment income[2]	0.16	0.11	0.08	0.13	0.27	0.22
Net realized and unrealized gain (loss)	(0.01)[3]	(1.44)	1.05	6.87	(2.26)	0.07
Total from investment operations	0.15	(1.33)	1.13	7.00	(1.99)	0.29

Less dividends and distributions from:
Net investment income	(0.19)	(0.11)	(0.37)	(0.24)	(0.29)	(0.21)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.19)	(3.08)	(2.63)	(0.49)	(1.10)	(3.67)

Net asset value, end of period	$16.80	$16.84	$21.25	$22.75	$16.24	$19.33

Total return[4]	0.87%	(5.80%)	4.49%[5]	43.70%	(11.37%)	1.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,294	$48,216	$89,955	$146 [6]	$298 [6]	$634 [6]
Ratio of expenses to average net assets[7]	1.88%	2.18%	1.92%	1.86%	1.88%	1.83%
Ratio of net investment income to average net assets	1.91%	0.58%	0.35%	0.63%	1.34%	1.05%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

62

Delaware Ivy Asset Strategy Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.01	$23.48	$24.85	$17.68	$20.93	$24.33

Income (loss) from investment operations:
Net investment income[2]	0.28	0.38	0.36	0.35	0.50	0.44
Net realized and unrealized gain (loss)	(0.02)[3]	(1.57)	1.14	7.51	(2.46)	0.10
Total from investment operations	0.26	(1.19)	1.50	7.86	(1.96)	0.54

Less dividends and distributions from:
Net investment income	(0.27)	(0.31)	(0.61)	(0.44)	(0.48)	(0.48)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.27)	(3.28)	(2.87)	(0.69)	(1.29)	(3.94)

Net asset value, end of period	$19.00	$19.01	$23.48	$24.85	$17.68	$20.93

Total return[4]	1.37%	(4.58%)	5.59%[5]	45.16%	(10.44%)	2.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$341,340	$393,751	$597,362	$713 [6]	$586 [6]	$805 [6]
Ratio of expenses to average net assets[7]	0.88%	0.90%	0.88%	0.83%	0.87%	0.89%
Ratio of net investment income to average net assets	2.92%	1.86%	1.39%	1.59%	2.31%	1.97%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

63

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.24	$22.68	$24.09	$17.17	$20.35	$23.73

Income (loss) from investment operations:
Net investment income[2]	0.22	0.25	0.20	0.22	0.36	0.31
Net realized and unrealized gain (loss)	(0.02)[3]	(1.51)	1.11	7.27	(2.37)	0.08
Total from investment operations	0.20	(1.26)	1.31	7.49	(2.01)	0.39

Less dividends and distributions from:
Net investment income	(0.23)	(0.21)	(0.46)	(0.32)	(0.36)	(0.31)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.23)	(3.18)	(2.72)	(0.57)	(1.17)	(3.77)

Net asset value, end of period	$18.21	$18.24	$22.68	$24.09	$17.17	$20.35

Total return[4]	1.09%	(5.10%)	4.98%[5]	44.26%	(10.93%)	2.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,493	$20,073	$23,787	$28 [6]	$28 [6]	$44 [6]
Ratio of expenses to average net assets[7]	1.38%	1.47%	1.46%	1.42%	1.46%	1.47%
Ratio of net investment income to average net assets	2.42%	1.29%	0.81%	1.02%	1.72%	1.40%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

64

Delaware Ivy Asset Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$19.08	$23.55	$24.92	$17.73	$20.99	$24.40

Income (loss) from investment operations:
Net investment income[2]	0.29	0.41	0.40	0.37	0.51	0.45
Net realized and unrealized gain (loss)	(0.03)[3]	(1.56)	1.14	7.54	(2.45)	0.11
Total from investment operations	0.26	(1.15)	1.54	7.91	(1.94)	0.56

Less dividends and distributions from:
Net investment income	(0.28)	(0.35)	(0.65)	(0.47)	(0.51)	(0.51)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.28)	(3.32)	(2.91)	(0.72)	(1.32)	(3.97)

Net asset value, end of period	$19.06	$19.08	$23.55	$24.92	$17.73	$20.99

Total return[4]	1.34%	(4.39%)	5.73%[5]	45.35%	(10.32%)	3.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,329	$17,914	$16,520	$19 [6]	$8 [6]	$5 [6]
Ratio of expenses to average net assets[7]	0.85%	0.77%	0.72%	0.67%	0.72%	0.79%
Ratio of net investment income to average net assets	2.95%	1.99%	1.56%	1.62%	2.35%	2.03%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

65

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.69	$23.14	$24.53	$17.47	$20.69	$24.09

Income (loss) from investment operations:
Net investment income[2]	0.26	0.33	0.30	0.30	0.44	0.39
Net realized and unrealized gain (loss)	(0.03)[3]	(1.53)	1.12	7.40	(2.42)	0.08
Total from investment operations	0.23	(1.20)	1.42	7.70	(1.98)	0.47

Less dividends and distributions from:
Net investment income	(0.25)	(0.28)	(0.55)	(0.39)	(0.43)	(0.41)
Net realized gain	—	(2.97)	(2.26)	(0.25)	(0.81)	(3.46)
Total dividends and distributions	(0.25)	(3.25)	(2.81)	(0.64)	(1.24)	(3.87)

Net asset value, end of period	$18.67	$18.69	$23.14	$24.53	$17.47	$20.69

Total return[4]	1.24%[5]	(4.72%)[5]	5.35%[5,6]	44.75%[5]	(10.64%)	2.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,799	$78,829	$96,913	$109 [7]	$98 [7]	$151 [7]
Ratio of expenses to average net assets[8]	1.11%	1.11%	1.09%	1.07%	1.11%	1.13%
Ratio of expenses to average net assets prior to fees waived[8]	1.13%	1.11%	1.11%	1.08%	1.11%	1.13%
Ratio of net investment income to average net assets	2.69%	1.65%	1.17%	1.36%	2.08%	1.73%
Ratio of net investment income to average net assets prior to fees waived	2.67%	1.65%	1.15%	1.35%	2.08%	1.73%
Portfolio turnover	23%	74%	33%	40%	44%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Payments from affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

66

Delaware Ivy Balanced Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.85	$25.53	$27.29	$20.43	$23.58	$24.74

Income (loss) from investment operations:
Net investment income[2]	0.12	0.21	0.12	0.24	0.31	0.37
Net realized and unrealized gain (loss)	(0.01)[3]	(2.06)	1.28	8.38	(1.57)	1.03
Total from investment operations	0.11	(1.85)	1.40	8.62	(1.26)	1.40

Less dividends and distributions from:
Net investment income	(0.12)	(0.15)	(0.12)	(0.28)	(0.34)	(0.36)
Net realized gain	—	(4.68)	(3.04)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.12)	(4.83)	(3.16)	(1.76)	(1.89)	(2.56)

Net asset value, end of period	$18.84	$18.85	$25.53	$27.29	$20.43	$23.58

Total return[4]	0.56%[5]	(6.71%)	4.57%	42.81%	(6.55%)	6.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,029,821	$1,102,496	$1,485,004	$1,509 [6]	$1,086 [6]	$1,275 [6]
Ratio of expenses to average net assets[7]	1.08%	1.10%	1.04%	1.07%	1.10%	1.09%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.10%	1.04%	1.07%	1.10%	1.09%
Ratio of net investment income to average net assets	1.22%	0.97%	0.44%	0.95%	1.27%	1.49%
Ratio of net investment income to average net assets prior to fees waived	1.21%	0.97%	0.44%	0.95%	1.27%	1.49%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

67

Financial highlights

Delaware Ivy Balanced Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.49	$25.21	$26.98	$20.24	$23.38	$24.56

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.01	(0.09)	0.06	0.13	0.19
Net realized and unrealized gain (loss)	(0.01)[3]	(2.03)	1.25	8.30	(1.55)	1.01
Total from investment operations	0.03	(2.02)	1.16	8.36	(1.42)	1.20

Less dividends and distributions from:
Net investment income	(0.04)	(0.02)	—	(0.14)	(0.17)	(0.18)
Net realized gain	—	(4.68)	(2.93)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.04)	(4.70)	(2.93)	(1.62)	(1.72)	(2.38)

Net asset value, end of period	$18.48	$18.49	$25.21	$26.98	$20.24	$23.38

Total return[4]	0.15%[5]	(7.53%)	3.77%	41.82%	(7.24%)	5.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,317	$63,537	$117,058	$183 [6]	$243 [6]	$366 [6]
Ratio of expenses to average net assets[7]	1.83%	1.98%	1.82%	1.82%	1.83%	1.80%
Ratio of expenses to average net assets prior to fees waived[7]	1.84%	1.98%	1.82%	1.82%	1.83%	1.80%
Ratio of net investment income (loss) to average net assets	0.47%	0.06%	(0.34%)	0.23%	0.54%	0.78%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.46%	0.06%	(0.34%)	0.23%	0.54%	0.78%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

68

Delaware Ivy Balanced Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.86	$25.54	$27.29	$20.42	$23.57	$24.74

Income (loss) from investment operations:
Net investment income[2]	0.14	0.26	0.18	0.29	0.36	0.43
Net realized and unrealized gain (loss)	(0.01)[3]	(2.06)	1.28	8.39	(1.57)	1.02
Total from investment operations	0.13	(1.80)	1.46	8.68	(1.21)	1.45

Less dividends and distributions from:
Net investment income	(0.14)	(0.20)	(0.17)	(0.33)	(0.39)	(0.42)
Net realized gain	—	(4.68)	(3.04)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.14)	(4.88)	(3.21)	(1.81)	(1.94)	(2.62)

Net asset value, end of period	$18.85	$18.86	$25.54	$27.29	$20.42	$23.57

Total return[4]	0.68%[5]	(6.52%)	4.82%	43.15%	(6.32%)	6.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$351,612	$406,338	$745,878	$846 [6]	$671 [6]	$873 [6]
Ratio of expenses to average net assets[7]	0.83%	0.88%	0.84%	0.86%	0.86%	0.84%
Ratio of expenses to average net assets prior to fees waived[7]	0.84%	0.88%	0.84%	0.86%	0.86%	0.84%
Ratio of net investment income to average net assets	1.47%	1.17%	0.64%	1.17%	1.51%	1.73%
Ratio of net investment income to average net assets prior to fees waived	1.46%	1.17%	0.64%	1.17%	1.51%	1.73%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

69

Financial highlights

Delaware Ivy Balanced Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.78	$25.46	$27.22	$20.39	$23.54	$24.70

Income (loss) from investment operations:
Net investment income[2]	0.09	0.15	0.01	0.15	0.22	0.28
Net realized and unrealized gain (loss)	(0.02)[3]	(2.05)	1.26	8.36	(1.57)	1.04
Total from investment operations	0.07	(1.90)	1.27	8.51	(1.35)	1.32

Less dividends and distributions from:
Net investment income	(0.09)	(0.10)	(0.01)	(0.20)	(0.25)	(0.28)
Net realized gain	—	(4.68)	(3.02)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.09)	(4.78)	(3.03)	(1.68)	(1.80)	(2.48)

Net asset value, end of period	$18.76	$18.78	$25.46	$27.22	$20.39	$23.54

Total return[4]	0.39%[5]	(6.97%)	4.15%	42.31%	(6.90%)	5.91%

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$8,112	$8,650	$10,852	$11 [6]	$11 [6]	$13 [6]
Ratio of expenses to average net assets[7]	1.33%	1.38%	1.44%	1.45%	1.45%	1.43%
Ratio of expenses to average net assets prior to fees waived[7]	1.34%	1.38%	1.44%	1.45%	1.45%	1.43%
Ratio of net investment income to average net assets	0.97%	0.70%	0.04%	0.60%	0.91%	1.14%
Ratio of net investment income to average net assets prior to fees waived	0.96%	0.70%	0.04%	0.60%	0.91%	1.14%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

70

Delaware Ivy Balanced Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.91	$25.60	$27.36	$20.47	$23.62	$24.78

Income (loss) from investment operations:
Net investment income[2]	0.15	0.29	0.22	0.33	0.40	0.46
Net realized and unrealized gain (loss)	(0.02)[3]	(2.07)	1.27	8.40	(1.57)	1.04
Total from investment operations	0.13	(1.78)	1.49	8.73	(1.17)	1.50

Less dividends and distributions from:
Net investment income	(0.15)	(0.23)	(0.21)	(0.36)	(0.43)	(0.46)
Net realized gain	—	(4.68)	(3.04)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.15)	(4.91)	(3.25)	(1.84)	(1.98)	(2.66)

Net asset value, end of period	$18.89	$18.91	$25.60	$27.36	$20.47	$23.62

Total return[4]	0.66%[5]	(6.39%)	4.93%	43.34%	(6.16%)	6.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,035	$9,291	$10,232	$11 [6]	$7 [6]	$15 [6]
Ratio of expenses to average net assets[7]	0.80%	0.75%	0.70%	0.71%	0.71%	0.70%
Ratio of expenses to average net assets prior to fees waived	0.81%	0.75%	0.70%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets[7]	1.50%	1.33%	0.78%	1.30%	1.65%	1.88%
Ratio of net investment income to average net assets prior to fees waived	1.49%	1.33%	0.78%	1.30%	1.65%	1.88%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Ivy Balanced Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.85	$25.54	$27.29	$20.43	$23.58	$24.75

Income (loss) from investment operations:
Net investment income[2]	0.12	0.22	0.12	0.24	0.31	0.37
Net realized and unrealized gain (loss)	(0.01)[3]	(2.07)	1.28	8.38	(1.57)	1.02
Total from investment operations	0.11	(1.85)	1.40	8.62	(1.26)	1.39

Less dividends and distributions from:
Net investment income	(0.12)	(0.16)	(0.11)	(0.28)	(0.34)	(0.36)
Net realized gain	—	(4.68)	(3.04)	(1.48)	(1.55)	(2.20)
Total dividends and distributions	(0.12)	(4.84)	(3.15)	(1.76)	(1.89)	(2.56)

Net asset value, end of period	$18.84	$18.85	$25.54	$27.29	$20.43	$23.58

Total return[4]	0.56%[5]	(6.71%)[5]	4.59%[5]	42.81%[5]	(6.55%)[5]	6.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,927	$10,194	$12,699	$16 [6]	$14 [6]	$24 [6]
Ratio of expenses to average net assets[7]	1.06%	1.07%	1.04%	1.07%	1.10%	1.09%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.07%	1.08%	1.10%	1.11%	1.09%
Ratio of net investment income to average net assets	1.24%	1.01%	0.44%	0.97%	1.27%	1.49%
Ratio of net investment income to average net assets prior to fees waived	1.21%	1.01%	0.40%	0.94%	1.26%	1.49%
Portfolio turnover	28%	82%	94%	52%	43%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

72

Delaware Ivy Natural Resources Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.75	$16.92	$12.42	$7.85	$13.45	$14.82

Income (loss) from investment operations:
Net investment income[2]	0.12	0.35	0.21	0.09	0.13	0.12
Net realized and unrealized gain (loss)	0.01	(1.20)	4.61	4.51	(5.51)	(1.49)
Total from investment operations	0.13	(0.85)	4.82	4.60	(5.38)	(1.37)

Less dividends and distributions from:
Net investment income	—	(0.32)	(0.32)	(0.03)	(0.22)	—
Total dividends and distributions	—	(0.32)	(0.32)	(0.03)	(0.22)	—

Net asset value, end of period	$15.88	$15.75	$16.92	$12.42	$7.85	$13.45

Total return[3]	0.83%[4]	(5.03%)[4]	39.47%	58.68%	(40.58%)	(9.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,308	$150,383	$170,746	$136 [5]	$102 [5]	$218 [5]
Ratio of expenses to average net assets[6]	1.33%	1.44%	1.82%	1.84%	1.77%	1.59%
Ratio of expenses to average net assets prior to fees waived[6]	1.54%	1.65%	1.82%	1.84%	1.77%	1.59%
Ratio of net investment income to average net assets	1.53%	2.20%	1.57%	0.82%	1.05%	0.82%
Ratio of net investment income to average net assets prior to fees waived	1.32%	1.99%	1.57%	0.82%	1.05%	0.82%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

73

Financial highlights

Delaware Ivy Natural Resources Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$12.71	$13.81	$10.22	$6.48	$11.13	$12.33

Income (loss) from investment operations:
Net investment income[2]	0.05	0.19	0.09	0.01	0.03	0.03
Net realized and unrealized gain (loss)	0.01	(0.98)	3.77	3.74	(4.55)	(1.23)
Total from investment operations	0.06	(0.79)	3.86	3.75	(4.52)	(1.20)

Less dividends and distributions from:
Net investment income	—	(0.31)	(0.27)	(0.01)	(0.13)	—
Total dividends and distributions	—	(0.31)	(0.27)	(0.01)	(0.13)	—

Net asset value, end of period	$12.77	$12.71	$13.81	$10.22	$6.48	$11.13

Total return[3]	0.47%[4]	(5.76%)[4]	38.45%	57.83%	(41.02%)	(9.73%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,972	$3,846	$3,460	$3 [5]	$5 [5]	$21 [5]
Ratio of expenses to average net assets[6]	2.08%	2.20%	2.52%	2.49%	2.48%	2.07%
Ratio of expenses to average net assets prior to fees waived[6]	2.29%	2.42%	2.52%	2.49%	2.48%	2.07%
Ratio of net investment income to average net assets	0.73%	1.46%	0.84%	0.07%	0.30%	0.28%
Ratio of net investment income to average net assets prior to fees waived	0.52%	1.24%	0.84%	0.07%	0.03%	0.28%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

74

Delaware Ivy Natural Resources Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.52	$17.72	$12.99	$8.18	$14.06	$15.50

Income (loss) from investment operations:
Net investment income[2]	0.14	0.42	0.31	0.16	0.21	0.20
Net realized and unrealized gain (loss)	0.02	(1.25)	4.82	4.73	(5.74)	(1.57)
Total from investment operations	0.16	(0.83)	5.13	4.89	(5.53)	(1.37)

Less dividends and distributions from:
Net investment income	—	(0.37)	(0.40)	(0.08)	(0.35)	(0.07)
Total dividends and distributions	—	(0.37)	(0.40)	(0.08)	(0.35)	(0.07)

Net asset value, end of period	$16.68	$16.52	$17.72	$12.99	$8.18	$14.06

Total return[3]	0.97%[4]	(4.73%)[4]	40.30%	59.85%	(40.26%)	(8.86%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,342	$76,474	$84,343	$71 [5]	$54 [5]	$106 [5]
Ratio of expenses to average net assets[6]	1.08%	1.11%	1.21%	1.20%	1.19%	1.10%
Ratio of expenses to average net assets prior to fees waived[6]	1.29%	1.14%	1.21%	1.20%	1.19%	1.10%
Ratio of net investment income to average net assets	1.76%	2.52%	2.17%	1.46%	1.63%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.55%	2.49%	2.17%	1.46%	1.63%	1.30%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

75

Financial highlights

Delaware Ivy Natural Resources Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.52	$16.69	$12.25	$7.75	$13.26	$14.63

Income (loss) from investment operations:
Net investment income[2]	0.10	0.32	0.22	0.09	0.13	0.10
Net realized and unrealized gain (loss)	0.01	(1.19)	4.54	4.45	(5.42)	(1.47)
Total from investment operations	0.11	(0.87)	4.76	4.54	(5.29)	(1.37)

Less dividends and distributions from:
Net investment income	—	(0.30)	(0.32)	(0.04)	(0.22)	—
Total dividends and distributions	—	(0.30)	(0.32)	(0.04)	(0.22)	—

Net asset value, end of period	$15.63	$15.52	$16.69	$12.25	$7.75	$13.26

Total return[3]	0.71%[4]	(5.21%)[4]	39.60%	58.67%	(40.53%)	(9.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,838	$12,202	$14,145	$12 [5]	$7 [5]	$15 [5]
Ratio of expenses to average net assets[6]	1.58%	1.64%	1.78%	1.77%	1.76%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.79%	1.66%	1.78%	1.77%	1.76%	1.67%
Ratio of net investment income to average net assets	1.24%	2.03%	1.60%	0.90%	1.06%	0.73%
Ratio of net investment income to average net assets prior to fees waived	1.03%	2.01%	1.60%	0.90%	1.06%	0.73%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

76

Delaware Ivy Natural Resources Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.56	$17.79	$13.03	$8.21	$14.12	$15.58

Income (loss) from investment operations:
Net investment income[2]	0.16	0.42	0.36	0.18	0.23	0.23
Net realized and unrealized gain (loss)	— [3]	(1.24)	4.82	4.73	(5.75)	(1.59)
Total from investment operations	0.16	(0.82)	5.18	4.91	(5.52)	(1.36)

Less dividends and distributions from:
Net investment income	—	(0.41)	(0.42)	(0.09)	(0.39)	(0.10)
Total dividends and distributions	—	(0.41)	(0.42)	(0.09)	(0.39)	(0.10)

Net asset value, end of period	$16.72	$16.56	$17.79	$13.03	$8.21	$14.12

Total return[4]	0.97%[5]	(4.63%)[5]	40.61%	59.94%	(40.11%)	(8.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,275	$4,213	$2,228	$1 [6]	$3 [6]	$5 [6]
Ratio of expenses to average net assets[7]	1.02%	1.03%	1.04%	0.99%	1.02%	0.93%
Ratio of expenses to average net assets prior to fees waived[7]	1.23%	1.07%	1.04%	0.99%	1.02%	0.93%
Ratio of net investment income to average net assets	1.89%	2.49%	2.46%	1.64%	1.81%	1.48%
Ratio of net investment income to average net assets prior to fees waived	1.68%	2.45%	2.46%	1.64%	1.81%	1.48%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

77

Financial highlights

Delaware Ivy Natural Resources Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.19	$17.38	$12.74	$8.04	$13.79	$15.21

Income (loss) from investment operations:
Net investment income[2]	0.12	0.38	0.28	0.13	0.17	0.16
Net realized and unrealized gain (loss)	0.01	(1.24)	4.73	4.63	(5.63)	(1.54)
Total from investment operations	0.13	(0.86)	5.01	4.76	(5.46)	(1.38)

Less dividends and distributions from:
Net investment income	—	(0.33)	(0.37)	(0.06)	(0.29)	(0.04)
Total dividends and distributions	—	(0.33)	(0.37)	(0.06)	(0.29)	(0.04)

Net asset value, end of period	$16.32	$16.19	$17.38	$12.74	$8.04	$13.79

Total return[3]	0.80%[4]	(4.95%)[4]	40.08%	59.33%	(40.40%)	(9.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,365	$12,632	$14,348	$11 [5]	$8 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.33%	1.35%	1.42%	1.42%	1.42%	1.33%
Ratio of expenses to average net assets prior to fees waived[6]	1.54%	1.38%	1.42%	1.42%	1.42%	1.33%
Ratio of net investment income to average net assets	1.53%	2.27%	1.97%	1.23%	1.39%	1.09%
Ratio of net investment income to average net assets prior to fees waived	1.32%	2.24%	1.97%	1.23%	1.39%	1.09%
Portfolio turnover	17%	48%	116%	52%	44%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

78

Delaware Ivy Science and Technology Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$42.38	$63.48	$92.04	$59.85	$65.00	$65.33

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.24)	(0.66)	(0.55)	(0.38)	(0.30)
Net realized and unrealized gain (loss)	1.17	(8.49)	2.73	40.68	3.45	7.42
Total from investment operations	1.06	(8.73)	2.07	40.13	3.07	7.12

Less dividends and distributions from:
Net realized gain	—	(12.37)	(30.63)	(7.94)	(8.22)	(7.45)
Total dividends and distributions	—	(12.37)	(30.63)	(7.94)	(8.22)	(7.45)

Net asset value, end of period	$43.44	$42.38	$63.48	$92.04	$59.85	$65.00

Total return[3]	2.50%	(12.32%)	(0.21%)	67.65%	2.98%	12.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,012,356	$3,186,208	$4,958,005	$5,696 [4]	$3,626 [4]	$3,956 [4]
Ratio of expenses to average net assets[5]	1.20%	1.21%	1.13%	1.14%	1.18%	1.20%
Ratio of net investment loss to average net assets	(0.51%)	(0.51%)	(0.76%)	(0.66%)	(0.54%)	(0.45%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

79

Financial highlights

Delaware Ivy Science and Technology Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$24.76	$43.75	$72.44	$48.52	$54.26	$56.20

Income (loss) from investment operations:
Net investment loss[2]	(0.16)	(0.46)	(1.04)	(0.95)	(0.76)	(0.67)
Net realized and unrealized gain (loss)	0.68	(6.16)	2.62	32.81	3.07	6.18
Total from investment operations	0.52	(6.62)	1.58	31.86	2.31	5.51

Less dividends and distributions from:
Net realized gain	—	(12.37)	(30.27)	(7.94)	(8.05)	(7.45)
Total dividends and distributions	—	(12.37)	(30.27)	(7.94)	(8.05)	(7.45)

Net asset value, end of period	$25.28	$24.76	$43.75	$72.44	$48.52	$54.26

Total return[3]	2.10%	(13.14%)	(1.00%)	66.37%	2.17%	11.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,795	$109,544	$237,610	$413 [4]	$407 [4]	$532 [4]
Ratio of expenses to average net assets[5]	1.95%	2.14%	1.92%	1.92%	1.95%	1.94%
Ratio of net investment loss to average net assets	(1.27%)	(1.45%)	(1.56%)	(1.45%)	(1.31%)	(1.18%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

80

Delaware Ivy Science and Technology Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$54.09	$76.68	$105.32	$67.65	$72.51	$71.85

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.17)	(0.60)	(0.45)	(0.27)	(0.17)
Net realized and unrealized gain (loss)	1.50	(10.05)	2.83	46.06	3.71	8.28
Total from investment operations	1.43	(10.22)	2.23	45.61	3.44	8.11

Less dividends and distributions from:
Net realized gain	—	(12.37)	(30.87)	(7.94)	(8.30)	(7.45)
Total dividends and distributions	—	(12.37)	(30.87)	(7.94)	(8.30)	(7.45)

Net asset value, end of period	$55.52	$54.09	$76.68	$105.32	$67.65	$72.51

Total return[3]	2.65%	(12.14%)	(0.04%)	67.96%	3.17%	12.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,156,874	$1,281,422	$2,354,813	$2,878 [4]	$1,938 [4]	$2,203 [4]
Ratio of expenses to average net assets[5]	0.95%	0.99%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment loss to average net assets	(0.26%)	(0.29%)	(0.59%)	(0.48%)	(0.34%)	(0.23%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

81

Financial highlights

Delaware Ivy Science and Technology Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$38.46	$59.21	$87.86	$57.58	$62.89	$63.68

Income (loss) from investment operations:
Net investment loss[2]	(0.15)	(0.38)	(0.97)	(0.85)	(0.63)	(0.52)
Net realized and unrealized gain (loss)	1.07	(8.00)	2.69	39.07	3.37	7.18
Total from investment operations	0.92	(8.38)	1.72	38.22	2.74	6.66

Less dividends and distributions from:
Net realized gain	—	(12.37)	(30.37)	(7.94)	(8.05)	(7.45)
Total dividends and distributions	—	(12.37)	(30.37)	(7.94)	(8.05)	(7.45)

Net asset value, end of period	$39.38	$38.46	$59.21	$87.86	$57.58	$62.89

Total return[3]	2.39%	(12.65%)	(0.63%)	66.99%	2.57%	12.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,143	$94,005	$120,945	$151 [4]	$110 [4]	$127 [4]
Ratio of expenses to average net assets[5]	1.45%	1.57%	1.55%	1.55%	1.57%	1.56%
Ratio of net investment loss to average net assets	(0.76%)	(0.86%)	(1.18%)	(1.08%)	(0.93%)	(0.81%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

82

Delaware Ivy Science and Technology Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$55.11	$77.75	$106.48	$68.24	$73.03	$72.20

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.09)	(0.45)	(0.32)	(0.15)	(0.04)
Net realized and unrealized gain (loss)	1.53	(10.18)	2.84	46.50	3.75	8.32
Total from investment operations	1.46	(10.27)	2.39	46.18	3.60	8.28

Less dividends and distributions from:
Net realized gain	—	(12.37)	(31.12)	(7.94)	(8.39)	(7.45)
Total dividends and distributions	—	(12.37)	(31.12)	(7.94)	(8.39)	(7.45)

Net asset value, end of period	$56.57	$55.11	$77.75	$106.48	$68.24	$73.03

Total return[3]	2.65%	(12.02%)	0.10%	68.22%	3.34%	13.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113,424	$108,424	$173,276	$192 [4]	$96 [4]	$101 [4]
Ratio of expenses to average net assets[5]	0.92%	0.86%	0.81%	0.81%	0.83%	0.82%
Ratio of net investment loss to average net assets	(0.23%)	(0.15%)	(0.44%)	(0.33%)	(0.20%)	(0.05%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

83

Financial highlights

Delaware Ivy Science and Technology Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$48.45	$70.42	$98.99	$64.00	$69.01	$68.90

Income (loss) from investment operations:
Net investment loss[2]	(0.13)	(0.28)	(0.74)	(0.58)	(0.40)	(0.31)
Net realized and unrealized gain (loss)	1.34	(9.32)	2.79	43.51	3.60	7.87
Total from investment operations	1.21	(9.60)	2.05	42.93	3.20	7.56

Less dividends and distributions from:
Net realized gain	—	(12.37)	(30.62)	(7.94)	(8.21)	(7.45)
Total dividends and distributions	—	(12.37)	(30.62)	(7.94)	(8.21)	(7.45)

Net asset value, end of period	$49.66	$48.45	$70.42	$98.99	$64.00	$69.01

Total return[3]	2.50%	(12.34%)	(0.22%)[4]	67.64%[4]	2.98%[4]	12.64%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,930	$229,962	$351,136	$455 [5]	$340 [5]	$442 [5]
Ratio of expenses to average net assets[6]	1.20%	1.23%	1.14%	1.14%	1.18%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.20%	1.23%	1.20%	1.20%	1.22%	1.21%
Ratio of net investment loss to average net assets	(0.51%)	(0.53%)	(0.78%)	(0.66%)	(0.54%)	(0.44%)
Ratio of net investment loss to average net assets prior to fees waived	(0.51%)	(0.53%)	(0.84%)	(0.72%)	(0.58%)	(0.45%)
Portfolio turnover	16%	51%	53%	9%	23%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

84

Delaware Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.43	$27.72	$24.82	$18.83	$24.45	$22.41

Income (loss) from investment operations:
Net investment income[2]	0.21	0.30	0.21	0.17	0.30	0.30
Net realized and unrealized gain (loss)	(1.11)	(5.87)	6.44	6.22	(3.61)	3.35
Total from investment operations	(0.90)	(5.57)	6.65	6.39	(3.31)	3.65

Less dividends and distributions from:
Net investment income	(0.22)	(0.40)	(0.14)	(0.25)	(0.32)	(0.33)
Net realized gain	—	(5.32)	(3.61)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.22)	(5.72)	(3.75)	(0.40)	(2.31)	(1.61)

Net asset value, end of period	$15.31	$16.43	$27.72	$24.82	$18.83	$24.45

Total return[3]	(5.53%)[4]	(20.26%)[4]	26.90%	34.24%[4]	(15.35%)[4]	16.83%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,148	$86,795	$143,562	$130 [5]	$122 [5]	$173 [5]
Ratio of expenses to average net assets[6]	1.20%	1.29%	1.38%	1.45%	1.43%	1.44%
Ratio of expenses to average net assets prior to fees waived[6]	1.57%	1.57%	1.38%	1.55%	1.53%	1.54%
Ratio of net investment income to average net assets	2.52%	1.39%	0.74%	0.79%	1.21%	1.29%
Ratio of net investment income to average net assets prior to fees waived	2.15%	1.11%	0.74%	0.69%	1.11%	1.19%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

85

Financial highlights

Delaware Real Estate Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$15.60	$26.73	$24.11	$18.32	$23.86	$21.90

Income (loss) from investment operations:
Net investment income (loss)[2]	0.13	0.10	(0.07)	0.06	0.12	0.17
Net realized and unrealized gain (loss)	(1.03)	(5.66)	6.27	5.96	(3.52)	3.21
Total from investment operations	(0.90)	(5.56)	6.20	6.02	(3.40)	3.38

Less dividends and distributions from:
Net investment income	(0.16)	(0.25)	—	(0.08)	(0.15)	(0.14)
Net realized gain	—	(5.32)	(3.58)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.16)	(5.57)	(3.58)	(0.23)	(2.14)	(1.42)

Net asset value, end of period	$14.54	$15.60	$26.73	$24.11	$18.32	$23.86

Total return[3]	(5.82%)[4]	(21.00%)[4]	25.74%	33.03%[4]	(15.99%)[4]	15.90%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$561	$815	$1,707	$2 [5]	$3 [5]	$6 [5]
Ratio of expenses to average net assets[6]	1.95%	2.19%	2.33%	2.33%	2.25%	2.19%
Ratio of expenses to average net assets prior to fees waived[6]	2.55%	2.76%	2.33%	2.43%	2.35%	2.29%
Ratio of net investment income (loss) to average net assets	1.69%	0.49%	(0.24%)	0.27%	0.50%	0.74%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.09%	(0.08%)	(0.24%)	0.17%	0.40%	0.64%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

86

Delaware Real Estate Securities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.70	$28.05	$25.05	$18.99	$24.63	$22.57

Income (loss) from investment operations:
Net investment income[2]	0.23	0.38	0.29	0.25	0.38	0.39
Net realized and unrealized gain (loss)	(1.11)	(5.97)	6.52	6.27	(3.62)	3.36
Total from investment operations	(0.88)	(5.59)	6.81	6.52	(3.24)	3.75

Less dividends and distributions from:
Net investment income	(0.24)	(0.44)	(0.20)	(0.31)	(0.41)	(0.41)
Net realized gain	—	(5.32)	(3.61)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.24)	(5.76)	(3.81)	(0.46)	(2.40)	(1.69)

Net asset value, end of period	$15.58	$16.70	$28.05	$25.05	$18.99	$24.63

Total return[3]	(5.33%)[4]	(20.07%)[4]	27.32%	34.68%[4]	(15.01%)[4]	17.22%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,716	$64,516	$133,161	$127 [5]	$121 [5]	$160 [5]
Ratio of expenses to average net assets[6]	0.95%	1.00%	1.09%	1.08%	1.08%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	1.09%	1.09%	1.18%	1.18%	1.17%
Ratio of net investment income to average net assets	2.73%	1.74%	1.01%	1.15%	1.54%	1.65%
Ratio of net investment income to average net assets prior to fees waived	2.46%	1.65%	1.01%	1.05%	1.44%	1.55%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

87

Financial highlights

Delaware Real Estate Securities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.36	$27.66	$24.78	$18.81	$24.42	$22.39

Income (loss) from investment operations:
Net investment income[2]	0.18	0.20	0.12	0.13	0.27	0.25
Net realized and unrealized gain (loss)	(1.09)	(5.82)	6.44	6.20	(3.62)	3.34
Total from investment operations	(0.91)	(5.62)	6.56	6.33	(3.35)	3.59

Less dividends and distributions from:
Net investment income	(0.19)	(0.36)	(0.07)	(0.21)	(0.27)	(0.28)
Net realized gain	—	(5.32)	(3.61)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.19)	(5.68)	(3.68)	(0.36)	(2.26)	(1.56)

Net asset value, end of period	$15.26	$16.36	$27.66	$24.78	$18.81	$24.42

Total return[3]	(5.59%)[4]	(20.50%)[4]	26.55%	33.88%[4]	(15.51%)[4]	16.57%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$349	$497	$555	$— [5,6]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	1.45%	1.54%	1.69%	1.67%	1.69%	1.64%
Ratio of expenses to average net assets prior to fees waived[7]	1.72%	1.65%	1.69%	1.77%	1.79%	1.74%
Ratio of net investment income to average net assets	2.16%	0.93%	0.42%	0.61%	1.07%	1.05%
Ratio of net investment income to average net assets prior to fees waived	1.89%	0.82%	0.42%	0.51%	0.97%	0.95%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

88

Delaware Real Estate Securities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.74	$28.10	$25.09	$19.02	$24.66	$22.59

Income (loss) from investment operations:
Net investment income[2]	0.24	0.28	0.36	0.28	0.43	0.57
Net realized and unrealized gain (loss)	(1.13)	(5.86)	6.50	6.28	(3.64)	3.23
Total from investment operations	(0.89)	(5.58)	6.86	6.56	(3.21)	3.80

Less dividends and distributions from:
Net investment income	(0.24)	(0.46)	(0.24)	(0.34)	(0.44)	(0.45)
Net realized gain	—	(5.32)	(3.61)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.24)	(5.78)	(3.85)	(0.49)	(2.43)	(1.73)

Net asset value, end of period	$15.61	$16.74	$28.10	$25.09	$19.02	$24.66

Total return[3]	(5.34%)[4]	(19.99%)[4]	27.48%	34.84%[4]	(14.86%)[4]	17.42%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,674	$1,973	$1,112	$1 [5]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	0.90%	0.99%	0.93%	0.94%	0.94%	0.91%
Ratio of expenses to average net assets prior to fees waived[7]	1.16%	1.06%	0.93%	1.04%	1.04%	1.01%
Ratio of net investment income to average net assets	2.83%	1.38%	1.26%	1.26%	1.70%	2.40%
Ratio of net investment income to average net assets prior to fees waived	2.57%	1.31%	1.26%	1.16%	1.60%	2.30%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

89

Financial highlights

Delaware Real Estate Securities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.60	$27.79	$24.87	$18.86	$24.48	$22.44

Income (loss) from investment operations:
Net investment income[2]	0.20	0.43	0.23	0.21	0.33	0.34
Net realized and unrealized gain (loss)	(1.10)	(6.02)	6.45	6.23	(3.60)	3.34
Total from investment operations	(0.90)	(5.59)	6.68	6.44	(3.27)	3.68

Less dividends and distributions from:
Net investment income	(0.21)	(0.28)	(0.15)	(0.28)	(0.36)	(0.36)
Net realized gain	—	(5.32)	(3.61)	(0.15)	(1.99)	(1.28)
Total dividends and distributions	(0.21)	(5.60)	(3.76)	(0.43)	(2.35)	(1.64)

Net asset value, end of period	$15.49	$16.60	$27.79	$24.87	$18.86	$24.48

Total return[3]	(5.44%)[4]	(20.27%)[4]	26.98%	34.45%[4]	(15.21%)[4]	16.99%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,616	$3,481	$90,376	$70 [5]	$63 [5]	$90 [5]
Ratio of expenses to average net assets[6]	1.20%	1.25%	1.31%	1.30%	1.29%	1.28%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%	1.29%	1.31%	1.40%	1.39%	1.38%
Ratio of net investment income to average net assets	2.44%	1.79%	0.82%	0.95%	1.35%	1.45%
Ratio of net investment income to average net assets prior to fees waived	2.20%	1.75%	0.82%	0.85%	1.25%	1.35%
Portfolio turnover	23%	57%	43%	76%	59%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

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Notes to financial statements

Ivy Funds	September 30, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 series. These financial statements and the related notes pertain to 7 funds: Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, and Delaware Real Estate Securities Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, and Delaware Ivy Science and Technology Fund are considered nondiversified.

Each Fund offers Class A, Class C, Class I, Class R, Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and

91

Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2023, and for all open tax years (years ended March 31, 2020–March 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and

92

capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, and Delaware Real Estate Securities Fund declare and pay dividends quarterly. Delaware Climate Solutions Fund, Delaware Ivy Natural Resources Fund, and Delaware Ivy Science and Technology Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Climate Solutions Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.75% of net assets over $5 billion and up to $10 billion;
0.74% of net assets over $10 billion.

Delaware Global Real Estate Fund	0.95% of net assets up to $1 billion;
0.92% of net assets over $1 billion and up to $2 billion;
0.87% of net assets over $2 billion and up to $3 billion;
0.84% of net assets over $3 billion and up to $5 billion;
0.82% of net assets over $5 billion and up to $10 billion;
0.80% of net assets over $10 billion.

Delaware Ivy Asset Strategy Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $28 billion;
0.545% of net assets over $28 billion and up to $53 billion;
0.54% of net assets over $53 billion.

93

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Balanced Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.54% of net assets over $5 billion and up to $10 billion;
0.53% of net assets over $10 billion.

Delaware Ivy Natural Resources Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Delaware Ivy Science and Technology Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $8 billion;
0.755% of net assets over $8 billion and up to $13 billion;
0.75% of net assets over $13 billion.

Delaware Real Estate Securities Fund	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion and up to $5 billion;
0.76% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:

Under agreements between DMC and each of Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MIMEL and MIMGL serves as sub-advisor to Delaware Global Real Estate Securities Fund and Delaware Real Estate Securities Fund, and along with DMC, are responsible for its day to day management. In addition, DMC may also seek investment advice and recommendations from MIMEL and MIMGL and may permit MIMEL and MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize their specialized market knowledge.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund portfolios. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge. For its services, MIMAK receives a sub-advisory fee from DMC.

With respect to Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund, MIMEL serves as sub-advisor. DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

MIMGL serve as sub-advisor to Delaware Ivy Climate Solutions, Delaware Ivy Asset Strategy, Delaware Ivy Balanced, Delaware Ivy Natural Resources and Delaware Ivy Science and Technology Funds, executing security trades on behalf of DMC. MIMGL also exercises investment

94

discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge for Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Climate Solutions Fund	$5,253
Delaware Global Real Estate Fund	2,503
Delaware Ivy Asset Strategy Fund	28,897
Delaware Ivy Balanced Fund	25,506
Delaware Ivy Natural Resources Fund	5,679
Delaware Ivy Science and Technology Fund	76,918
Delaware Real Estate Securities Fund	4,198

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Climate Solutions Fund	$6,946
Delaware Global Real Estate Fund	1,071
Delaware Ivy Asset Strategy Fund	57,466
Delaware Ivy Balanced Fund	50,219
Delaware Ivy Natural Resources Fund	7,858
Delaware Ivy Science and Technology Fund	160,065
Delaware Real Estate Securities Fund	4,693

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

DMC has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2023 (except as noted) through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

95

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Climate Solutions Fund	0.99%	0.83%[1]
Delaware Global Real Estate Fund	1.04%[2]	0.89%[2]
Delaware Ivy Asset Strategy Fund	n/a	n/a
Delaware Ivy Balanced Fund	0.80%[3]	0.71%[3]
Delaware Ivy Natural Resources Fund	1.08%	0.92%[4]
Delaware Ivy Science and Technology Fund	n/a	n/a
Delaware Real Estate Securities Fund	0.95%	0.80%[5]

1Effective July 31, 2023. Prior to July 31, 2023, the expense limitation was 0.99%.

2Effective July 31, 2023. Prior to July 31, 2023, the expense limitation was 1.05%.

3Effective July 31, 2023.

4Effective July 31, 2023. Prior to July 31, 2023, the expense limitation was 1.08%.

5Effective July 31, 2023. Prior to July 31, 2023, the expense limitation was 0.95%

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2023 (except as noted) through July 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Climate Solutions Fund	1.24%	1.99%	0.99%	1.49%	0.83%[1]	1.24%
Delaware Global Real Estate Fund	1.29%[2]	2.04%[2]	1.04%[2]	1.54%[2]	0.89%[2]	1.29%[2]
Delaware Ivy Asset Strategy Fund	n/a	n/a	n/a	n/a	n/a	n/a3
Delaware Ivy Balanced Fund	1.05%[4]	1.80%[4]	0.80%[4]	1.30%[4]	0.71%[4]	1.05%[4]
Delaware Ivy Natural Resources Fund	1.33%	2.08%	1.08%	1.58%	0.92%[5]	1.33%
Delaware Ivy Science and Technology Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Real Estate Securities Fund	1.20%	1.95%	0.95%	1.45%	0.80%[6]	1.20%

1Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class R6 shares was 0.99%.

2Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class A, Class C, Class I, Class R, Class R6 and Class Y shares was 1.30%, 2.05%, 1.05%, 1.55%, 1.05% and 1.30% respectively.

3Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class Y shares was 1.11%.

4Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class I and Class Y shares were 1.34% and 1.07%, respectively.

5Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class R6 shares was 1.08%.

6Effective July 31, 2023. Prior to July 31, 2023, the expense limitation for Class R6 shares was 0.95%.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Climate Solutions Fund	$4,285
Delaware Global Real Estate Fund	432
Delaware Ivy Asset Strategy Fund	28,303

96

Fund	Fees
Delaware Ivy Balanced Fund	$23,290
Delaware Ivy Natural Resources Fund	3,507
Delaware Ivy Science and Technology Fund	73,516
Delaware Real Estate Securities Fund	1,487

For the six months ended September 30, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Climate Solutions Fund	$5,216
Delaware Global Real Estate Fund	248
Delaware Ivy Asset Strategy Fund	22,247
Delaware Ivy Balanced Fund	45,134
Delaware Ivy Natural Resources Fund	3,427
Delaware Ivy Science and Technology Fund	117,766
Delaware Real Estate Securities Fund	2,365

For the six months ended September 30, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Climate Solutions Fund	$1,190	$1,759
Delaware Global Real Estate Fund	7	—
Delaware Ivy Asset Strategy Fund	865	917
Delaware Ivy Balanced Fund	1,502	1,753
Delaware Ivy Natural Resources Fund	546	118
Delaware Ivy Science and Technology Fund	3,840	4,125
Delaware Real Estate Securities Fund	55	16

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

97

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

A summary of the transactions in affiliated companies during the six months September 30, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares
Delaware Ivy Asset Strategy Fund
Common Stocks—0.00%
Media Group Holdings Series H=,†	—	—	$(407,951)	—	$407,951	—	$640,301
Media Group Holdings Series T=,†	—	—	—	—	—	—	80,253
Total	$—	$—	$(407,951)	$—	$407,951	$—

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
(1)	The amount shown included return of capital.

3. Investments

For the six months ended September 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Climate Solutions Fund	$12,640,176	$—	$51,213,900	$—
Delaware Global Real Estate Fund	8,462,778	—	12,799,568	—
Delaware Ivy Asset Strategy Fund	332,080,144	79,036,972	398,855,664	91,446,837
Delaware Ivy Balanced Fund	203,610,611	230,116,356	293,285,419	241,464,680
Delaware Ivy Natural Resources Fund	41,344,204	—	67,097,855	—
Delaware Ivy Science and Technology Fund	792,767,643	—	919,240,248	—
Delaware Real Estate Securities Fund	33,015,476	—	52,325,056	—

At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Climate Solutions Fund	$196,406,300	$20,688,281	$(34,894,174)	$(14,205,893)
Delaware Global Real Estate Fund	29,134,166	3,085,882	(3,527,155)	(441,273)
Delaware Ivy Asset Strategy Fund	2,089,839,026	647,501,013	(1,059,057,100)	(411,556,087)
Delaware Ivy Balanced Fund	1,341,029,731	210,078,645	(99,314,360)	110,764,285
Delaware Ivy Natural Resources Fund	265,229,016	36,460,771	(68,153,999)	(31,693,228)
Delaware Ivy Science and Technology Fund	3,441,676,749	1,604,776,687	(362,397,903)	1,242,378,784
Delaware Real Estate Securities Fund	87,376,488	43,416,571	(4,622,515)	38,794,056
98

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Climate Solutions Fund	$58,590,591	$97,782,264	$156,372,855
Delaware Global Real Estate Fund	415,906	—	415,906
Delaware Ivy Balanced Fund	118,094,211	—	118,094,211
Delaware Ivy Natural Resources Fund	274,432,290	323,203,510	597,635,800

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2023:

Delaware Climate Solutions Fund
Level 1
Securities
Assets:
Common Stocks	$182,200,407
99

Notes to financial statements

Ivy Funds

3. Investments (continued)

Delaware Global Real Estate Fund
Level 1
Securities
Assets:
Common Stocks	$28,692,893
	Delaware Ivy Asset Strategy Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,884,965	$—		$4,884,965
Agency Mortgage-Backed Securities	—	60,341,527	—		60,341,527
Bullion	—	68,457,489	—		68,457,489
Common Stocks
Communication Services	107,059,957	—	1,377,759		108,437,716
Consumer Discretionary	126,253,803	—	—	[1]	126,253,803
Consumer Staples	89,938,875	—	—		89,938,875
Energy	78,432,210	—	—		78,432,210
Financials	167,095,184	—	—		167,095,184
Healthcare	160,055,359	—	—		160,055,359
Industrials	124,529,033	—	—		124,529,033
Information Technology	217,328,949	20,196,099	—		237,525,048
Materials	12,076,470	—	—		12,076,470
Utilities	30,186,126	—	—		30,186,126
Convertible Bond	—	—	3,905,389		3,905,389
Corporate Bonds	—	234,368,866	—		234,368,866
Exchange-Traded Funds	57,116,592	—	—		57,116,592
Loan Agreements	—	39,730,092	—		39,730,092
Municipal Bonds	—	1,376,895	—		1,376,895
Non-Agency Collateralized Mortgage Obligations	—	6,043,230	—		6,043,230
Non-Agency Commercial Mortgage-Backed Securities	—	18,108,776	—		18,108,776
Preferred Stock	13,904,243	—	—		13,904,243
Sovereign Bonds	—	2,355,928	—		2,355,928
US Treasury Obligations	—	29,021,051	—		29,021,051
Short-Term Investments	4,379,488	—	—		4,379,488
Total Value of Securities	$1,188,356,289	$484,884,918	$5,283,148		$1,678,524,355

Derivatives[2]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$19,625	$—		$19,625
100

	Delaware Ivy Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Futures Contracts	$115,503	$—	$—	$115,503
Liabilities:
Futures Contracts	$(376,544)	$—	$—	$(376,544)

1The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be a Level 3 investment in this table.

2Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Balanced Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,216,407	$14,216,407
Agency Mortgage-Backed Securities	—	146,381,917	146,381,917
Common Stocks	908,433,609	—	908,433,609
Corporate Bonds	—	135,848,952	135,848,952
Exchange-Traded Funds	55,506,100	—	55,506,100
Non-Agency Collateralized Mortgage Obligations	—	1,717,188	1,717,188
Non-Agency Commercial Mortgage-Backed Securities	—	41,429,360	41,429,360
Sovereign Bonds	—	5,493,096	5,493,096
US Treasury Obligations	—	136,910,100	136,910,100
Short-Term Investments	5,963,312	—	5,963,312
Total Value of Securities	$969,903,021	$481,997,020	$1,451,900,041

Derivatives[1]
Assets:
Futures Contracts	$806,128	$—	$806,128
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(8,499)	$(8,499)
Futures Contracts	(903,654)	—	(903,654)

1Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Closed-Ended Trust	$5,021,693	$—	$—	$5,021,693
Common Stocks
Australia	10,829,295	—	—	10,829,295
Brazil	8,838,440	—	—	8,838,440
Burkina Faso	2,650,806	—	—	2,650,806
Canada	32,307,919	—	—	32,307,919
101

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Natural Resources Fund
	Level 1	Level 2	Level 3		Total
Hong Kong	$—	$—	$—	[1]	$—
Netherlands	13,612,007	—	—		13,612,007
South Africa	6,488,258	—	—		6,488,258
United Kingdom	7,131,217	—	—		7,131,217
United States	145,529,561	—	—		145,529,561
Short-Term Investments	1,126,592	—	—		1,126,592
Total Value of Securities	$233,535,788	$—	$—		$233,535,788

1The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.

Delaware Ivy Science and Technology Fund
Level 1
Securities
Assets:
Common Stocks	$4,632,071,416
Short-Term Investments	51,984,117
Total Value of Securities	$4,684,055,533

Delaware Real Estate Securities Fund
Level 1
Securities
Assets:
Common Stocks	$125,257,078
Short-Term Investments	913,466
Total Value of Securities	$126,170,544

During the six months ended September 30, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the end of the period. As of September 30, 2023, Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Balanced Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund had no Level 3 investments.

102

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund		Delaware Ivy Asset Strategy Fund
	Six months ended 9/30/23	Year ended 3/31/23	Six months ended 9/30/23	Year ended 3/31/23	Six months ended 9/30/23	Year ended 3/31/23
Shares sold:
Class A	271,235	3,360,135	93,512	80,517	1,081,995	3,600,067
Class C	16,911	305,099	588	3,279	92,694	218,910
Class E	—	—	—	—	—	14,181
Class I	759,098	6,148,059	91,133	227,717	781,540	2,863,384
Class R	90,258	1,323,253	2,592	1,806	56,181	108,368
Class R6	150,731	349,217	144,643	133,466	50,157	288,876
Class Y	30,035	508,801	1	—	68,510	188,761

Shares issued upon reinvestment of dividends and distributions:
Class A	—	166,426	7,850	91,800	859,906	10,128,431
Class C	—	15,477	161	4,424	26,203	537,801
Class E1	—	—	—	—	—	6,259
Class I	—	156,193	21,770	334,598	262,982	3,400,804
Class R	—	58,694	826	9,834	13,323	166,158
Class R6	—	10,181	19,229	189,759	12,475	117,659
Class Y	—	10,575	1,327	13,901	54,119	656,827
	1,318,268	12,412,110	383,632	1,091,101	3,360,085	22,296,486

Shares redeemed:
Class A	(2,068,752)	(5,034,974)	(102,442)	(412,115)	(5,117,444)	(12,448,492)
Class C	(348,574)	(743,495)	(7,473)	(25,556)	(702,400)	(2,126,624)
Class E	—	—	—	—	—	(1,688,882)
Class I	(1,994,681)	(7,801,503)	(584,496)	(2,146,084)	(3,791,297)	(10,997,515)
Class R	(854,930)	(1,733,467)	(8,306)	(7,025)	(99,768)	(222,826)
Class R6	(83,860)	(680,008)	(202,270)	(792,676)	(92,749)	(168,804)
Class Y	(227,450)	(960,111)	(1,234)	(3,512)	(334,435)	(814,275)
	(5,578,247)	(16,953,558)	(906,221)	(3,386,968)	(10,138,093)	(28,467,418)
Net decrease	(4,259,979)	(4,541,448)	(522,589)	(2,295,867)	(6,778,008)	(6,170,932)
103

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy Balanced Fund		Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/23	Year ended 3/31/23	Six months ended 9/30/23	Year ended 3/31/23	Six months ended 9/30/23	Year ended 3/31/23
Shares sold:
Class A	1,875,781	4,972,586	124,738	1,614,322	1,521,147	3,891,255
Class C	94,653	265,487	14,915	180,503	127,123	274,707
Class E	—	—	—	3,220	—	15,280
Class I	1,783,809	2,975,259	336,692	1,671,380	1,850,715	7,422,586
Class R	26,663	26,228	51,816	347,154	118,727	286,923
Class R6	58,813	167,428	142,389	205,121	287,198	539,044
Class Y	13,911	43,816	59,112	269,789	395,854	572,209

Shares issued upon reinvestment of dividends and distributions:
Class A	340,851	12,523,810	—	198,574	—	19,667,101
Class C	5,576	862,921	—	7,456	—	1,949,854
Class I	143,810	5,275,245	—	95,126	—	6,000,379
Class R	2,213	99,859	—	16,643	—	649,004
Class R6	3,580	89,913	—	4,080	—	495,694
Class Y	3,090	105,532	—	16,224	—	1,082,649
	4,352,750	27,408,084	729,662	4,629,592	4,300,764	42,846,685

Shares redeemed:
Class A	(6,027,175)	(17,171,517)	(1,027,413)	(2,354,474)	(7,358,522)	(26,476,477)
Class C	(976,638)	(2,335,250)	(84,760)	(135,876)	(1,276,763)	(3,231,415)
Class E	—	—	—	(205,467)	—	(953,424)
Class I	(4,815,374)	(15,913,958)	(1,048,517)	(1,896,750)	(4,701,325)	(20,441,504)
Class R	(57,116)	(91,719)	(208,634)	(424,877)	(298,878)	(534,567)
Class R6	(75,471)	(165,689)	(81,444)	(79,972)	(249,514)	(1,296,102)
Class Y	(83,880)	(105,862)	(143,181)	(331,182)	(693,563)	(1,894,782)
	(12,035,654)	(35,783,995)	(2,593,949)	(5,428,598)	(14,578,565)	(54,828,271)
Net decrease	(7,682,904)	(8,375,911)	(1,864,287)	(799,006)	(10,277,801)	(11,981,586)
104

	Delaware Real Estate Securities Fund
	Six months ended 9/30/23	Year ended 3/31/23
Shares sold:
Class A	54,235	169,507
Class C	1,223	4,359
Class E	—	849
Class I	208,616	792,851
Class R	1,744	12,254
Class R6	10,271	78,473
Class Y	8,612	139,644

Shares issued upon reinvestment of dividends and distributions:
Class A	66,465	1,466,631
Class C	421	15,179
Class I	48,703	1,133,716
Class R	290	5,699
Class R6	1,641	32,765
Class Y	2,220	73,372
	404,441	3,925,299

Shares redeemed:
Class A	(693,305)	(1,531,092)
Class C	(15,303)	(31,187)
Class E	—	(108,075)
Class I	(992,653)	(2,811,727)
Class R	(9,501)	(7,676)
Class R6	(22,497)	(32,944)
Class Y	(51,543)	(3,255,252)
	(1,784,802)	(7,777,953)
Net decrease	(1,380,361)	(3,852,654)
[1]	On June 13, 2022, all Class E shares were liquidated.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2023 and the year ended March 31, 2023, each Fund had the following exchange transactions:

	Six months ended September 30, 2023			Year Ended March 31, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Climate Solutions Fund			$52,542			$2,688,406
Class A	189	4,879		179,306	50,142
Class C	3,379	—		86,971	—
Class I	1,990	457		907	200,575
105

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Six months ended September 30, 2023			Year Ended March 31, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class R6	—	—		—	17
Delaware Global Real Estate Fund			$32,196			$356,167
Class A	—	3,839		26,312	6,804
Class C	3,895	—		7,572	—
Class I	—	—		961	26,825
Class R6	—	—		—	961
Delaware Ivy Asset Strategy Fund			$2,254,657			$29,036,328
Class A	54,233	62,465		495,262	745,847
Class C	66,814	—		803,534	—
Class I	2,004	54,388		181,475	491,352
Class R6	—	554		—	171,608
Class Y	1,942	—		3,390	—
Delaware Ivy Balanced Fund			$1,796,114			$26,464,453
Class A	30,286	59,319		557,378	509,401
Class C	46,054	—		519,898	—
Class I	15,982	30,934		117,983	577,669
Class R6	—	2,402		—	107,515
Class Y	1,276	—		7,224	440
Delaware Ivy Natural Resources Fund			$96,227			$3,947,855
Class A	4,196	1,934		134,876	15,461
Class C	2,170	—		15,452	—
Class I	177	3,999		87,011	131,445
Class R6	—	—		—	82,558
Class Y	—	—		1,241	—
Delaware Ivy Science and Technology
Fund			$2,580,181			$84,882,252
Class A	20,668	33,896		1,069,466	450,782
Class C	60,215	—		682,317	—
Class I	1,765	14,358		133,928	914,702
Class R6	—	4,596		970	133,678
Class Y	156	—		49,891	—
Delaware Real Estate Securities Fund			$60,139			$2,131,329
Class A	2,690	950		88,911	7,374
Class C	1,000	—		9,394	—
Class I	—	2,644		346	89,033
Class R6	—	—		—	542

5. Basis of consolidation for Delaware Ivy Asset Strategy Fund

Ivy ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy Asset Strategy Fund (referred to as the Fund in this subsection). Ivy ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund, and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all

106

rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2023 of the Subsidiary and the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund’s Net Assets	Subsidiary/ company net assets	Percentage of Fund’s net assets
Ivy ASF ll, Ltd	1-31-13	4-10-13	$1,690,137,790	$68,726,586	4.07%
Ivy ASF lll (SBP), LLC	4-9-13	4-23-13	1,690,137,790	121,222	0.01%

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of September 30, 2023, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2023.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s

107

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2023, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund each used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund posted $445,093 and $732,688 respectively as cash collateral as margin for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the period ended September 30, 2023, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund invested in futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended September 30, 2023, Delaware Ivy Balanced Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Delaware Ivy Balanced Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured

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long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2023, Delaware Ivy Balanced Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if Delaware Ivy Balanced Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2023, Delaware Ivy Balanced Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of September 30, 2023 were as follows:

	Delaware Ivy Asset Strategy Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts
Unrealized appreciation on forward foreign currency exchange contracts	$19,625	$—
Variation margin due from broker on futures contracts*	—	115,503
Total	$19,625	$115,503
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Notes to financial statements

Ivy Funds

8. Derivatives (continued)

Delaware Ivy Asset Strategy Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(376,544)

Delaware Ivy Balanced Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$806,128
	Delaware Ivy Balanced Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts
Unrealized depreciation on forward foreign currency exchange contracts	$(8,499)	$—
Variation margin due from broker on futures contracts*	—	(903,654)
Total	$(8,499)	$(903,654)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended September 30, 2023 was as follows:

Delaware Ivy Asset Strategy Fund	Net Realized Gain (loss) on:
Futures Contracts
Interest rate contracts	$(839,356)
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	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$19,625	$—	$19,625
Interest rate contracts	—	(671,346)	(671,346)
Total	$19,625	$(671,346)	$(651,721)
Delaware Ivy Balanced Fund	Net Realized Gain (loss) on:
	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Interest rate contracts	$(789,722)	$—	$—	$—	$(789,722)
Credit contracts	—	(67,830)	235,225	144,174	311,569
Total	$(789,722)	$(67,830)	$235,225	$144,174	$(478,153)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(8,499)	$—	$—	$—	$—	$(8,499)
Interest rate contracts	—	(292,702)	—	—	—	(292,702)
Credit contracts	—	—	19,809	(73,753)	(135,097)	(189,041)
Total	$(8,499)	$(292,702)	$19,809	$(73,753)	$(135,097)	$(490,242)

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2023:

	Long Derivative Volume
	Delaware Ivy Asset Strategy Fund	Delaware Ivy Balanced Fund
Futures contracts (average notional value)	$33,552,492	$75,245,448
Options contracts (average notional value)*	—	69,786
CDS contracts (average notional value)**	—	1,080,159

	Short Derivative Volume
	Delaware Ivy Asset Strategy Fund	Delaware Ivy Balanced Fund
Forward foreign currency exchange contracts (average notional value)	$136,696	$177,954
Futures contracts (average notional value)	2,637,350	36,450,346
Options contracts (average notional value)*	—	26,675
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Notes to financial statements

Ivy Funds

8. Derivatives (continued)

*Long represents purchased options and short represents written options.

**Long represents buying protection and short represents selling protection.

9. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2023, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy Asset Strategy Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank				$19,625	$—	$19,625

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$19,625	$—	$—	$—	$—	$19,625

Delaware Ivy Balanced Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup				$—	$(8,499)	$(8,499)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(8,499)	$—	$—	$—	$—	$(8,499)
(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with

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respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At September 30, 2023, each Fund had no securities out on loan.

11. Credit and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government

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Notes to financial statements

Ivy Funds

11. Credit and Market Risks (continued)

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund. There were no unfunded loan commitments at the six months ended September 30, 2023.

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Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2023. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Consolidated schedules of investments” and “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

On October 1, 2023, the fees payable to DIFSC for the fund accounting and financial administrative oversight services provided to the Funds as described in Note 2 were revised. As of such date, DIFSC’s fees are payable by the Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 6. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2023, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information (Unaudited)

Ivy Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund and Delaware Real Estate Securities Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

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In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of Affiliated Sub-Advisers who provide these services each Fund’s applicable portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment

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Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.

Delaware Climate Solutions Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first, second, fourth and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was above the median of its Performance Universe and for the 5- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods and underperformed its benchmark index for the 5- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of July 2022 and that the Fund repositioned into a climate solutions fund in July 2022 (and had also changed its investment strategy in November 2021). The Board noted the limited period of performance data available since the Fund changed its investment strategy and portfolio management team and repositioned into a climate solutions fund, and that the Board would continue to evaluate the Fund’s performance. The Board also noted that the Fund’s performance was ahead of its benchmark index and above its Performance Universe median for the 1-year period.

Delaware Global Real Estate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5-year and since inception periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe and for the since inception period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the investment performance of the current portfolio management and investment strategy only began as of July 2022.

Delaware Ivy Asset Strategy Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional alternative global macro funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark for the 3- and 5-year periods. The Board noted that the Fund changed its portfolio management team and investment strategy in November 2021. The Board

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also noted that effective July 5, 2023, the portfolio management team changed, and the performance information was not reflective of that team. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance.

Delaware Ivy Balanced Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the second quartile of its Performance Universe and for the 5-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was equal to the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark for the various periods.

Delaware Ivy Natural Resources Fund. The Performance Universe consists of the Fund and all retail and institutional global natural resources funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and further noted that the Fund’s investment strategy changed as of April 28, 2023 to be diversified internationally, which is not reflected in the performance information. and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Ivy Science and Technology Fund. The Performance Universe consists of the Fund and all retail and institutional science & technology funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first, third, second and third quartiles, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was above or equal to the median of its Performance Universe and for the 3- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-year period and underperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark index and above its Performance Universe median for the 1-year period.

Delaware Real Estate Securities Fund. The Performance Universe consists of the Fund and all retail and institutional real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe and for the 5- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of July 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service

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Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Climate Solutions Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Global Real Estate Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Asset Strategy Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Balanced Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Natural Resources Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Ivy Science and Technology Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Real Estate Securities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that, as of March 31, 2023, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund’s net assets exceeded their first breakpoint and Delaware Ivy Science and Technology Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a

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lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Fund’s most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2023
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2023